SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  12         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            14        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on Oct. 8, 2002 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 filed on or about April 26, 2002.

American Express
Retirement Advisor Advantage(SM) Variable Annuity

American Express
Retirement Advisor Select(SM) Variable Annuity

Issued by:
IDS Life Insurance Company

Prospectus


Oct. 8, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS Life Variable Account 10

Issued by:   IDS Life Insurance Company (IDS Life)
             70100 AXP Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             americanexpress.com

This prospectus contains information that you should know before investing in the Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) or the Retirement Advisor Select(SM) Variable Annuity (RAVA Select). Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds

o  Alliance Variable Products Series Fund

o  American Century(R) Variable Portfolios, Inc.

o  Calvert Variable Series, Inc.

o  Evergreen Variable Annuity Trust

o  Fidelity(R) Variable Insurance Products - Service Class Fund II, Inc.

o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

o  Goldman Sachs Variable Insurance Trust (VIT)

o  INVESCO Variable Investment Funds, Inc.

o  Janus Aspen Series: Service Shares

o  Lazard Retirement Series, Inc.

o  MFS(R) Variable Insurance Trust(SM)

o  Pioneer Variable Contracts Trust (VCT), Class II Shares

o  Putnam Variable Trust - Class IB Shares

o  Strong Opportunity

o  Wanger Advisors Trust

o  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Table of Contents


Key Terms                                                             3

The Contract in Brief                                                 4

Expense Summary                                                       5

Condensed Financial Information (Unaudited)                          45

Financial Statements                                                 54

Performance Information                                              55

The Variable Account and the Funds                                   56

The Fixed Account                                                    65

Buying Your Contract                                                 65

Charges                                                              67

Valuing Your Investment                                              72

Making the Most of Your Contract                                     74

Surrenders                                                           77

TSA -- Special Surrender Provisions                                  77

Changing Ownership                                                   78

Benefits in Case of Death -- Standard Death Benefit                  78

Optional Benefits                                                    80

The Annuity Payout Period                                            86

Taxes                                                                88

Voting Rights                                                        90

Substitution of Investments                                          90

About the Service Providers                                          90

Table of Contents of the Statement of Additional Information         91


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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000 under RAVA Advantage; $250,000 for RAVA Select.

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3   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. (Exception:
If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 56)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 65)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 65)


Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

    $23.08 biweekly, or
    $50 per month

                                               RAVA Advantage      RAVA Select
If paying by any other method:

    initial payment for qualified annuities         $1,000           $ 2,000
    initial payment for nonqualified annuities       2,000            10,000
    for any additional payments                         50                50

Maximum allowable purchase payments based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                               RAVA Advantage     RAVA Select
For the first year:

    up to age 85                                  $1,000,000        $999,999
    for ages 86 to 90                                100,000         100,000

For each subsequent year:

    up to age 85                                    100,000          100,000
    for ages 86-90                                   50,000           50,000


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 75)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 77)


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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 78)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 78)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 80)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 86)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 88)


Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

o   surrender charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

o   the operating expenses of the funds in which the subaccounts invest;

o if you select the Maximum Anniversary Value Death Benefit (MAV) , an annual fee of 0.15% of the contract value;

o if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and

o if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge for RAVA Advantage: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

            Seven-year schedule                      Ten-year schedule*
Years from purchase    Surrender charge   Years from purchase   Surrender charge
  payment receipt         percentage        payment receipt        percentage
         1                     7%                  1                    8%
         2                     7                   2                    8
         3                     7                   3                    8
         4                     6                   4                    7
         5                     5                   5                    7
         6                     4                   6                    6
         7                     2                   7                    5
         Thereafter            0                   8                    4
                                                   9                    3
                                                   10                   2
                                                   Thereafter           0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

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5   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 68 and "The Annuity Payout Period -- Annuity Payout Plans" p. 87).

Surrender charge for RAVA Select (except Texas): Contingent deferred sales charge as a percentage of purchase payment surrendered.

            Surrender charge schedule
     Years from               Surrender charge
    contract date                percentage
          1                          7%
          2                          7
          3                          7
          Thereafter                 0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 69 and "The Annuity Payout Period -- Annuity Payout Plans" p. 87).

Surrender charge for RAVA Select in Texas:

                                         Surrender charge percentage
                              as a percentage of purchase payments surrendered)
                                               in contract year
 Payments made in contract year            1         2        3   Thereafter
         1                                 8%        7%       6%       0%
         2                                           8        7        0
         3                                                    8        0
         Thereafter                                                    0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 69 and "The Annuity Payout Period -- Annuity Payout Plans" p. 87).



                                                           RAVA Advantage      RAVA Select

Annual contract administrative charge:                          $30**             $30**

Maximum Anniversary Value Death Benefit Rider (MAV) fee:        0.15%             0.15%
(As a percentage of the contract value charged annually
at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:                0.30%             0.30%
(As a percentage of the contract value charged annually
at the contract anniversary. This is an optional expense)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:           0.40%             0.40%
(As a  percentage  of the  contract  value  charged
annually  at  the  contract anniversary. This is an
optional expense)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:               RAVA Advantage      RAVA Select

     for nonqualified annuities                    0.95%             1.20%

     for qualified annuities                       0.75%             1.00%

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

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6   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                           Management          12b-1            Other
                                                              fees             fees           expenses             Total
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                   .54%              .13%             .11%              .78%(1)
   Bond Fund                                                  .60               .13              .07               .80(2)
   Capital Resource Fund                                      .61               .13              .04               .78(2)
   Cash Management Fund                                       .51               .13              .04               .68(2)
   Diversified Equity Income Fund                             .55               .13              .23               .91(1)
   Emerging Markets Fund                                     1.16               .13              .46              1.75(1)
   Equity Select Fund                                         .64               .13              .33              1.10(1)
   Extra Income Fund                                          .62               .13              .07               .82(2)
   Federal Income Fund                                        .61               .13              .10               .84(1)
   Global Bond Fund                                           .84               .13              .10              1.07(2)
   Growth Fund                                                .62               .13              .15               .90(1)
   International Fund                                         .83               .13              .08              1.04(2)
   Managed Fund                                               .59               .13              .04               .76(2)
   New Dimensions Fund(R)                                     .60               .13              .06               .79(2)
   Partners Small Cap Value Fund                             1.02               .13              .35              1.50(1)
   S&P 500 Index Fund                                         .29               .13              .07               .49(1)
   Small Cap Advantage Fund                                   .73               .13              .30              1.16(1)
   Stock Fund                                                 .56               .13              .41              1.10(1)
   Strategy Aggressive Fund                                   .60               .13              .05               .78(2)

AIM V.I.
   Capital Appreciation Fund, Series II Shares                .61               .25              .23              1.09(3)
   Capital Development Fund, Series II Shares                 .75               .25              .43              1.43(3)

Alliance VP
   AllianceBernstein International Value Portfolio
   (Class B)                                                   --               .25              .95              1.20(4)
   Growth and Income Portfolio (Class B)                      .63               .25              .04               .92(5)
American Century(R) Variable Portfolios, Inc.
   VP International, Class II                                1.19               .25               --              1.44(6),(7)
   VP Value, Class II                                         .86               .25               --              1.11(6),(8)
Calvert Variable Series, Inc.
   Social Balanced Portfolio                                  .70                --              .17               .87(9)

Evergreen VA
   Capital Growth Fund - Class 2                              .80               .25              .08              1.13(10)
Fidelity(R) VIP
   Growth & Income Portfolio Service Class 2                  .48               .25              .11               .84(11)
   Mid Cap Portfolio Service Class 2                          .58               .25              .11               .94(11)
   Overseas Portfolio Service Class 2                         .73               .25              .20              1.18(11)

FTVIPT
   Franklin Real Estate Fund - Class 2                        .56               .25              .03               .84(12),(13)
   Franklin Small Cap Value Securities Fund - Class 2         .57               .25              .20              1.02(13),(14)
   (previously FTVIPT Franklin Value Securities Fund -
   Class 2)
   Mutual Shares Securities Fund - Class 2                    .60               .25              .19              1.04(13)
Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                                  .70                --              .11               .81(15)
   Mid Cap Value Fund                                         .80                --              .13               .93(15)

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7   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)
                                                           Management          12b-1            Other
                                                              fees             fees           expenses             Total
INVESCO VIF

   Dynamics Fund                                              .75%               --%             .33%             1.08%(16)
   Financial Services Fund                                    .75                --              .32              1.07(16)
   Technology Fund                                            .75                --              .32              1.07(16)
   Telecommunications Fund                                    .75                --              .34              1.09(16)
Janus Aspen Series
   Global Technology Portfolio: Service Shares                .65               .25              .05               .95(17)
   International Growth Portfolio: Service Shares             .65               .25              .06               .96(17)
Lazard Retirement Series
   International Equity Portfolio                             .75               .25              .25              1.25(18)
MFS(R)
   Investors Growth Stock Series - Service Class              .75               .25              .17              1.17(19),(20)
   New Discovery Series - Service Class                       .90               .25              .16              1.31(19),(20),(21)
   Utilities Series - Service Class                           .75               .25              .18              1.18(19),(20)
Pioneer VCT
   Pioneer Equity Income VCT Portfolio - Class II Shares      .65               .25              .12              1.02(5)
   Pioneer Europe VCT Portfolio - Class II Shares             .51               .25             2.46              3.22(22)
Putnam Variable Trust
   Putnam VT Health Sciences Fund - Class IB Shares           .70               .25              .09              1.04(23)
   Putnam VT International Growth Fund - Class IB Shares      .76               .25              .18              1.19(23)
   Putnam VT Vista Fund - Class IB Shares                     .61               .25              .06               .92(23)
Strong Funds
   Strong Opportunity Fund II - Advisor Class                 .75               .25              .54              1.54(24)
Wanger
   International Small Cap                                   1.24                --              .19              1.43(25)
   U.S. Smaller Companies                                     .94                --              .05               .99(25)
   (previously Wanger U.S. Small Cap)
Wells Fargo VT
   Asset Allocation Fund                                      .49               .25              .26              1.00(26)
   International Equity Fund                                   --               .25              .75              1.00(26)
   Small Cap Growth Fund                                      .63               .25              .32              1.20(26)


(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund and 10.67% and 11.36% for AXP(R) Variable Portfolio - Stock Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

(5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

--------------------------------------------------------------------------------
8 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

 (9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.


(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers, "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(12)  The Fund administration fee is paid indirectly through the management fee.

(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.


(17) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. For Global Technology Portfolio all expenses are shown without the effect of expense offset arrangements.

(18) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(19) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(20) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

(21) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(22) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

(23) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(24) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(26) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
9 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Examples:*

The expense examples for each fund show the least expensive (base contract with no optional riders) and most expensive (optional MAV and EEP) contract feature combinations. Your actual expenses may be different depending on the contract feature combination you choose. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders              $ 98.26 $136.52  $167.26  $230.97       $18.26  $ 56.52  $ 97.26 $210.97
   optional MAV and EEP                                103.89  153.57   195.87   289.04        23.89    73.57   125.87  269.04
AXP(R) VP - Bond Fund
   base contract with no optional riders                98.46  137.15   168.31   233.13        18.46    57.15    98.31  213.13
   optional MAV and EEP                                104.10  154.18   196.89   291.10        24.10    74.18   126.89  271.10
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders                98.26  136.52   167.26   230.97        18.26    56.52    97.26  210.97
   optional MAV and EEP                                103.89  153.57   195.87   289.04        23.89    73.57   125.87  269.04
AXP(R) VP - Cash Management Fund
   base contract with no optional riders                97.23  133.40   161.99   220.06        17.23    53.40    91.99  200.06
   optional MAV and EEP                                102.87  150.48   190.71   278.72        22.87    70.48   120.71  258.72
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders                99.59  140.57   174.08   244.98        19.59    60.57   104.08  224.98
   optional MAV and EEP                                105.23  157.57   202.53   302.32        25.23    77.57   132.53  282.32
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders               108.20  166.45   217.27   331.31        28.20    86.45   147.27  311.31
   optional MAV and EEP                                113.84  183.16   244.73   384.06        33.84   103.16   174.73  364.06
AXP(R) VP - Equity Select Fund
   base contract with no optional riders               101.54  146.46   183.98   265.14        21.54    66.46   113.98  245.14
   optional MAV and EEP                                107.17  163.39   212.21   321.41        27.17    83.39   142.21  301.41
AXP(R) VP - Extra Income Fund
   base contract with no optional riders                98.67  137.77   169.36   235.30        18.67    57.77    99.36  215.30
   optional MAV and EEP                                104.30  154.80   197.92   293.15        24.30    74.80   127.92  273.15
AXP(R) VP - Federal Income Fund
   base contract with no optional riders                98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                104.51  155.41   198.95   295.19        24.51    75.41   128.95  275.19
AXP(R) VP - Global Bond Fund
   base contract with no optional riders               101.23  145.53   182.42   261.98        21.23    65.53   112.42  241.98
   optional MAV and EEP                                106.87  162.47   210.69   318.42        26.87    82.47   140.69  298.42
AXP(R) VP - Growth Fund
   base contract with no optional riders                99.49  140.26   173.56   243.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                105.12  157.26   202.02   301.30        25.12    77.26   132.02  281.30
AXP(R) VP - International Fund
   base contract with no optional riders               100.92  144.60   180.86   258.81        20.92    64.60   110.86  238.81
   optional MAV and EEP                                106.56  161.56   209.16   315.42        26.56    81.56   139.16  295.42



--------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Managed Fund
   base contract with no optional riders              $ 98.05 $135.90  $166.21  $228.79       $18.05   $55.90  $ 96.21 $208.79
   optional MAV and EEP                                103.69  152.95   194.84   286.99        23.69    72.95   124.84  266.99
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders                98.36  136.83   167.78   232.05        18.36    56.83    97.78  212.05
   optional MAV and EEP                                104.00  153.87   196.38   290.07        24.00    73.87   126.38  270.07
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders               105.64  158.79   204.58   306.37        25.64    78.79   134.58  286.37
   optional MAV and EEP                                111.27  175.59   232.33   360.44        31.27    95.59   162.33  340.44
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders                95.28  127.46   151.91   199.05        15.28    47.46    81.91  179.05
   optional MAV and EEP                                100.92  144.60   180.86   258.81        20.92    64.60   110.86  238.81
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders               102.15  148.32   187.09   271.43        22.15    68.32   117.09  251.43
   optional MAV and EEP                                107.79  165.23   215.25   327.36        27.79    85.23   145.25  307.36
AXP(R) VP - Stock Fund
   base contract with no optional riders               101.54  146.46   183.98   265.14        21.54    66.46   113.98  245.14
   optional MAV and EEP                                107.17  163.39   212.21   321.41        27.17    83.39   142.21  301.41
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders                98.26  136.52   167.26   230.97        18.26    56.52    97.26  210.97
   optional MAV and EEP                                103.89  153.57   195.87   289.04        23.89    73.57   125.87  269.04
AIM V.I. Capital Appreciation Fund, Series II
Shares
   base contract with no optional riders               101.54  146.46   183.98   265.14        21.54    66.46   113.98  245.14
   optional MAV and EEP                                107.17  163.39   212.21   321.41        27.17    83.39   142.21  301.41
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders               104.71  156.03   199.97   297.23        24.71    76.03   129.97  277.23
   optional MAV and EEP                                110.35  172.85   227.83   351.80        30.35    92.85   157.83  331.80
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional riders               102.56  149.55   189.16   275.60        22.56    69.55   119.16  255.60
   optional MAV and EEP                                108.20  166.45   217.27   331.31        28.20    86.45   147.27  311.31
Alliance VP Growth and Income Portfolio
(Class B)
   base contract with no optional riders                99.69  140.88   174.60   246.05        19.69    60.88   104.60  226.05
   optional MAV and EEP                                105.33  157.87   203.04   303.33        25.33    77.87   133.04  283.33
American Century(R) VP International, Class II
   base contract with no optional riders               105.02  156.95   201.51   300.29        25.02    76.95   131.51  280.29
   optional MAV and EEP                                110.66  173.76   229.33   354.69        30.66    93.76   159.33  334.69
American Century(R) VP Value, Class II
   base contract with no optional riders               101.64  146.77   184.50   266.19        21.64    66.77   114.50  246.19
   optional MAV and EEP                                107.28  163.70   212.72   322.40        27.28    83.70   142.72  302.40
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                99.18  139.32   171.98   240.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                104.82  156.34   200.49   298.25        24.82    76.34   130.49  278.25



--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders              $101.84 $147.39  $185.54  $268.29       $21.84   $67.39  $115.54 $248.29
   optional MAV and EEP                                107.48  164.31   213.73   324.39        27.48    84.31   143.73  304.39
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional riders                98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                104.51  155.41   198.95   295.19        24.51    75.41   128.95  275.19
Fidelity(R) VIP Mid Cap Portfolio Service
Class 2
   base contract with no optional riders                99.90  141.50   175.65   248.19        19.90    61.50   105.65  228.19
   optional MAV and EEP                                105.53  158.49   204.07   305.35        25.53    78.49   134.07  285.35
Fidelity(R) VIP Overseas Portfolio Service
Class 2
   base contract with no optional riders               102.36  148.94   188.13   273.52        22.36    68.94   118.13  253.52
   optional MAV and EEP                                107.99  165.84   216.26   329.34        27.99    85.84   146.26  309.34
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                104.51  155.41   198.95   295.19        24.51    75.41   128.95  275.19
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders               100.72  143.98   179.82   256.70        20.72    63.98   109.82  236.70
   optional MAV and EEP                                106.35  160.94   208.14   313.41        26.35    80.94   138.14  293.41
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders               100.92  144.60   180.86   258.81        20.92    64.60   110.86  238.81
   optional MAV and EEP                                106.56  161.56   209.16   315.42        26.56    81.56   139.16  295.42
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                98.56  137.46   168.84   234.22        18.56    57.46    98.84  214.22
   optional MAV and EEP                                104.20  154.49   197.41   292.12        24.20    74.49   127.41  272.12
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                99.79  141.19   175.13   247.12        19.79    61.19   105.13  227.12
   optional MAV and EEP                                105.43  158.18   203.55   304.34        25.43    78.18   133.55  284.34
INVESCO VIF - Dynamics Fund
   base contract with no optional riders               101.33  145.84   182.94   263.03        21.33    65.84   112.94  243.03
   optional MAV and EEP                                106.97  162.78   211.19   319.42        26.97    82.78   141.19  299.42
INVESCO VIF - Financial Services Fund
   base contract with no optional riders               101.23  145.53   182.42   261.98        21.23    65.53   112.42  241.98
   optional MAV and EEP                                106.87  162.47   210.69   318.42        26.87    82.47   140.69  298.42
INVESCO VIF - Technology Fund
   base contract with no optional riders               101.23  145.53   182.42   261.98        21.23    65.53   112.42  241.98
   optional MAV and EEP                                106.87  162.47   210.69   318.42        26.87    82.47   140.69  298.42
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders               101.43  146.15   183.46   264.09        21.43    66.15   113.46  244.09
   optional MAV and EEP                                107.07  163.09   211.70   320.41        27.07    83.09   141.70  300.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders               100.00  141.81   176.17   249.25        20.00    61.81   106.17  229.25
   optional MAV and EEP                                105.64  158.79   204.58   306.37        25.64    78.79   134.58  286.37


--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders              $100.10 $142.12  $176.69  $250.32       $20.10  $ 62.12  $106.69 $230.32
   optional MAV and EEP                                105.74  159.10   205.09   307.38        25.74    79.10   135.09  287.38
Lazard Retirement International Equity Portfolio
   base contract with no optional riders               103.07  151.10   191.75   280.79        23.07    71.10   121.75  260.79
   optional MAV and EEP                                108.71  167.98   219.80   336.23        28.71    87.98   149.80  316.23
MFS(R) Investors Growth Stock Series - Service
Class
   base contract with no optional riders               102.25  148.63   187.61   272.47        22.25    68.63   117.61  252.47
   optional MAV and EEP                                107.89  165.53   215.76   328.35        27.89    85.53   145.76  308.35
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders               103.69  152.95   194.84   286.99        23.69    72.95   124.84  266.99
   optional MAV and EEP                                109.33  169.81   222.82   342.10        29.33    89.81   152.82  322.10
MFS(R) Utilities Series - Service Class
   base contract with no optional riders               102.36  148.94   188.13   273.52        22.36    68.94   118.13  253.52
   optional MAV and EEP                                107.99  165.84   216.26   329.34        27.99    85.84   146.26  309.34
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional riders               100.72  143.98   179.82   256.70        20.72    63.98   109.82  236.70
   optional MAV and EEP                                106.35  160.94   208.14   313.41        26.35    80.94   138.14  293.41
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               123.27  210.67   289.26   466.00        43.27   130.67   219.26  446.00
   optional MAV and EEP                                128.90  226.87   315.05   511.45        48.90   146.87   245.05  491.45
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders               100.92  144.60   180.86   258.81        20.92    64.60   110.86  238.81
   optional MAV and EEP                                106.56  161.56   209.16   315.42        26.56    81.56   139.16  295.42
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders               102.46  149.25   188.65   274.56        22.46    69.25   118.65  254.56
   optional MAV and EEP                                108.10  166.15   216.77   330.33        28.10    86.15   146.77  310.33
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                99.69  140.88   174.60   246.05        19.69    60.88   104.60  226.05
   optional MAV and EEP                                105.33  157.87   203.04   303.33        25.33    77.87   133.04  283.33
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders               106.05  160.02   206.62   310.40        26.05    80.02   136.62  290.40
   optional MAV and EEP                                111.68  176.80   234.32   364.26        31.68    96.80   164.32  344.26
Wanger International Small Cap
   base contract with no optional riders               104.92  156.64   201.00   299.27        24.92    76.64   131.00  279.27
   optional MAV and EEP                                110.56  173.46   228.83   353.72        30.56    93.46   158.83  333.72
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional riders               100.41  143.05   178.26   253.51        20.41    63.05   108.26  233.51
   optional MAV and EEP                                106.05  160.02   206.62   310.40        26.05    80.02   136.62  290.40
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders               100.51  143.36   178.78   254.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                106.15  160.33   207.13   311.41        26.15    80.33   137.13  291.41



--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders              $100.51 $143.36  $178.78  $254.58       $20.51   $63.36  $108.78 $234.58
   optional MAV and EEP                                106.15  160.33   207.13   311.41        26.15    80.33   137.13  291.41
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               102.56  149.55   189.16   275.60        22.56    69.55   119.16  255.60
   optional MAV and EEP                                108.20  166.45   217.27   331.31        28.20    86.45   147.27  311.31


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders              $ 96.21 $130.28  $156.69  $209.05       $16.21   $50.28  $ 86.69 $189.05
   optional MAV and EEP                                101.84  147.39   185.54   268.29        21.84    67.39   115.54  248.29
AXP(R) VP - Bond Fund
   base contract with no optional riders                96.41  130.90   157.75   211.27        16.41    50.90    87.75  191.27
   optional MAV and EEP                                102.05  148.01   186.58   270.38        22.05    68.01   116.58  250.38
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders                96.21  130.28   156.69   209.05        16.21    50.28    86.69  189.05
   optional MAV and EEP                                101.84  147.39   185.54   268.29        21.84    67.39   115.54  248.29
AXP(R) VP - Cash Management Fund
   base contract with no optional riders                95.18  127.14   151.37   197.94        15.18    47.14    81.37  177.94
   optional MAV and EEP                                100.82  144.29   180.34   257.76        20.82    64.29   110.34  237.76
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders                97.54  134.34   163.57   223.35        17.54    54.34    93.57  203.35
   optional MAV and EEP                                103.18  151.41   192.26   281.83        23.18    71.41   122.26  261.83
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders               106.15  160.33   207.13   311.41        26.15    80.33   137.13  291.41
   optional MAV and EEP                                111.79  177.10   234.82   365.21        31.79    97.10   164.82  345.21
AXP(R) VP - Equity Select Fund
   base contract with no optional riders                99.49  140.26   173.56   243.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                105.12  157.26   202.02   301.30        25.12    77.26   132.02  281.30
AXP(R) VP - Extra Income Fund
   base contract with no optional riders                96.62  131.53   158.81   213.47        16.62    51.53    88.81  193.47
   optional MAV and EEP                                102.25  148.63   187.61   272.47        22.25    68.63   117.61  252.47
AXP(R) VP - Federal Income Fund
   base contract with no optional riders                96.82  132.15   159.87   215.67        16.82    52.15    89.87  195.67
   optional MAV and EEP                                102.46  149.25   188.65   274.56        22.46    69.25   118.65  254.56
AXP(R) VP - Global Bond Fund
   base contract with no optional riders                99.18  139.32   171.98   240.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                104.82  156.34   200.49   298.25        24.82    76.34   130.49  278.25
AXP(R) VP - Growth Fund
   base contract with no optional riders                97.44  134.03   163.04   222.25        17.44    54.03    93.04  202.25
   optional MAV and EEP                                103.07  151.10   191.75   280.79        23.07    71.10   121.75  260.79
AXP(R) VP - International Fund
   base contract with no optional riders                98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                104.51  155.41   198.95   295.19        24.51    75.41   128.95  275.19
AXP(R) VP - Managed Fund
   base contract with no optional riders                96.00  129.65   155.63   206.84        16.00    49.65    85.63  186.84
   optional MAV and EEP                                101.64  146.77   184.50   266.19        21.64    66.77   114.50  246.19
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders                96.31  130.59   157.22   210.16        16.31    50.59    87.22  190.16
   optional MAV and EEP                                101.95  147.70   186.06   269.34        21.95    67.70   116.06  249.34



--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders              $103.59 $152.64  $194.32  $285.96       $23.59   $72.64  $124.32 $265.96
   optional MAV and EEP                                109.22  169.50   222.31   341.12        29.22    89.50   152.31  321.12
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders                93.23  121.18   141.21   176.51        13.23    41.18    71.21  156.51
   optional MAV and EEP                                 98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders               100.10  142.12   176.69   250.32        20.10    62.12   106.69  230.32
   optional MAV and EEP                                105.74  159.10   205.09   307.38        25.74    79.10   135.09  287.38
AXP(R) VP - Stock Fund
   base contract with no optional riders                99.49  140.26   173.56   243.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                105.12  157.26   202.02   301.30        25.12    77.26   132.02  281.30
AXP VP - Strategy Aggressive Fund
   base contract with no optional riders                96.21  130.28   156.69   209.05        16.21    50.28    86.69  189.05
   optional MAV and EEP                                101.84  147.39   185.54   268.29        21.84    67.39   115.54  248.29
AIM V.I. Capital Appreciation Fund, Series II
Shares
   base contract with no optional riders                99.49  140.26   173.56   243.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                105.12  157.26   202.02   301.30        25.12    77.26   132.02  281.30
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders               102.66  149.86   189.68   276.64        22.66    69.86   119.68  256.64
   optional MAV and EEP                                108.30  166.76   217.78   332.30        28.30    86.76   147.78  312.30
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders               100.51  143.36   178.78   254.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                106.15  160.33   207.13   311.41        26.15    80.33   137.13  291.41
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                97.64  134.65   164.10   224.44        17.64    54.65    94.10  204.44
   optional MAV and EEP                                103.28  151.72   192.78   282.86        23.28    71.72   122.78  262.86
American Century(R) VP International, Class II
   base contract with no optional riders               102.97  150.79   191.23   279.75        22.97    70.79   121.23  259.75
   optional MAV and EEP                                108.61  167.67   219.29   335.25        28.61    87.67   149.29  315.25
American Century(R) VP Value, Class II
   base contract with no optional riders                99.59  140.57   174.08   244.98        19.59    60.57   104.08  224.98
   optional MAV and EEP                                105.23  157.57   202.53   302.32        25.23    77.57   132.53  282.32
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                97.13  133.09   161.46   218.97        17.13    53.09    91.46  198.97
   optional MAV and EEP                                102.77  150.17   190.20   277.68        22.77    70.17   120.20  257.68
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders                99.79  141.19   175.13   247.12        19.79    61.19   105.13  227.12
   optional MAV and EEP                                105.43  158.18   203.55   304.34        25.43    78.18   133.55  284.34
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional riders                96.82  132.15   159.87   215.67        16.82    52.15    89.87  195.67
   optional MAV and EEP                                102.46  149.25   188.65   274.56        22.46    69.25   118.65  254.56



--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders              $ 97.85 $135.28  $165.15  $226.62       $17.85   $55.28  $ 95.15 $206.62
   optional MAV and EEP                                103.48  152.33   193.81   284.93        23.48    72.33   123.81  264.93
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders               100.31  142.74   177.74   252.45        20.31    62.74   107.74  232.45
   optional MAV and EEP                                105.94  159.72   206.11   309.39        25.94    79.72   136.11  289.39
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                96.82  132.15   159.87   215.67        16.82    52.15    89.87  195.67
   optional MAV and EEP                                102.46  149.25   188.65   274.56        22.46    69.25   118.65  254.56
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders                98.67  137.77   169.36   235.30        18.67    57.77    99.36  215.30
   optional MAV and EEP                                104.30  154.80   197.92   293.15        24.30    74.80   127.92  273.15
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                104.51  155.41   198.95   295.19        24.51    75.41   128.95  275.19
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                96.51  131.22   158.28   212.37        16.51    51.22    88.28  192.37
   optional MAV and EEP                                102.15  148.32   187.09   271.43        22.15    68.32   117.09  251.43
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                97.74  134.96   164.62   225.53        17.74    54.96    94.62  205.53
   optional MAV and EEP                                103.38  152.02   193.29   283.89        23.38    72.02   123.29  263.89
INVESCO VIF - Dynamics Fund
   base contract with no optional riders                99.28  139.64   172.51   241.76        19.28    59.64   102.51  221.76
   optional MAV and EEP                                104.92  156.64   201.00   299.27        24.92    76.64   131.00  279.27
INVESCO VIF - Financial Services Fund
   base contract with no optional riders                99.18  139.32   171.98   240.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                104.82  156.34   200.49   298.25        24.82    76.34   130.49  278.25
INVESCO VIF - Technology Fund
   base contract with no optional riders                99.18  139.32   171.98   240.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                104.82  156.34   200.49   298.25        24.82    76.34   130.49  278.25
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders                99.38  139.95   173.03   242.83        19.38    59.95   103.03  222.83
   optional MAV and EEP                                105.02  156.95   201.51   300.29        25.02    76.95   131.51  280.29
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders                97.95  135.59   165.68   227.71        17.95    55.59    95.68  207.71
   optional MAV and EEP                                103.59  152.64   194.32   285.96        23.59    72.64   124.32  265.96
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders                98.05  135.90   166.21   228.79        18.05    55.90    96.21  208.79
   optional MAV and EEP                                103.69  152.95   194.84   286.99        23.69    72.95   124.84  266.99
Lazard Retirement International Equity Portfolio
   base contract with no optional riders               101.02  144.91   181.38   259.87        21.02    64.91   111.38  239.87
   optional MAV and EEP                                106.66  161.86   209.67   316.42        26.66    81.86   139.67  296.42



--------------------------------------------------------------------------------
17 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service
Class
   base contract with no optional riders              $100.20 $142.43  $177.22  $251.39       $20.20  $ 62.43  $107.22 $231.39
   optional MAV and EEP                                105.84  159.41   205.60   308.38        25.84    79.41   135.60  288.38
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders               101.64  146.77   184.50   266.19        21.64    66.77   114.50  246.19
   optional MAV and EEP                                107.28  163.70   212.72   322.40        27.28    83.70   142.72  302.40
MFS(R) Utilities Series - Service Class
   base contract with no optional riders               100.31  142.74   177.74   252.45        20.31    62.74   107.74  232.45
   optional MAV and EEP                                105.94  159.72   206.11   309.39        25.94    79.72   136.11  289.39
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional riders                98.67  137.77   169.36   235.30        18.67    57.77    99.36  215.30
   optional MAV and EEP                                104.30  154.80   197.92   293.15        24.30    74.80   127.92  273.15
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               121.22  204.74   279.73   448.83        41.22   124.74   209.73  428.83
   optional MAV and EEP                                126.85  221.00   305.74   495.22        46.85   141.00   235.74  475.22
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                98.87  138.39   170.41   237.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                104.51  155.41   198.95   295.19        24.51    75.41   128.95  275.19
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders               100.41  143.05   178.26   253.51        20.41    63.05   108.26  233.51
   optional MAV and EEP                                106.05  160.02   206.62   310.40        26.05    80.02   136.62  290.40
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                97.64  134.65   164.10   224.44        17.64    54.65    94.10  204.44
   optional MAV and EEP                                103.28  151.72   192.78   282.86        23.28    71.72   122.78  262.86
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders               104.00  153.87   196.38   290.07        24.00    73.87   126.38  270.07
   optional MAV and EEP                                109.63  170.72   224.32   345.02        29.63    90.72   154.32  325.02
Wanger International Small Cap
   base contract with no optional riders               102.87  150.48   190.71   278.72        22.87    70.48   120.71  258.72
   optional MAV and EEP                                108.51  167.37   218.79   334.27        28.51    87.37   148.79  314.27
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders                98.36  136.83   167.78   232.05        18.36    56.83    97.78  212.05
   optional MAV and EEP                                104.00  153.87   196.38   290.07        24.00    73.87   126.38  270.07
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                98.46  137.15   168.31   233.13        18.46    57.15    98.31  213.13
   optional MAV and EEP                                104.10  154.18   196.89   291.10        24.10    74.18   126.89  271.10
Wells Fargo VT International Equity Fund
   base contract with no optional riders                98.46  137.15   168.31   233.13        18.46    57.15    98.31  213.13
   optional MAV and EEP                                104.10  154.18   196.89   291.10        24.10    74.18   126.89  271.10
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               100.51  143.36   178.78   254.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                106.15  160.33   207.13   311.41        26.15    80.33   137.13  291.41


--------------------------------------------------------------------------------
18 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders              $ 88.26 $126.52  $147.26  $210.97       $18.26  $ 56.52  $ 97.26 $210.97
   optional MAV and EEP                                 93.89  143.57   175.87   269.04        23.89    73.57   125.87  269.04
AXP(R) VP - Bond Fund
   base contract with no optional riders                88.46  127.15   148.31   213.13        18.46    57.15    98.31  213.13
   optional MAV and EEP                                 94.10  144.18   176.89   271.10        24.10    74.18   126.89  271.10
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders                88.26  126.52   147.26   210.97        18.26    56.52    97.26  210.97
   optional MAV and EEP                                 93.89  143.57   175.87   269.04        23.89    73.57   125.87  269.04
AXP(R) VP - Cash Management Fund
   base contract with no optional riders                87.23  123.40   141.99   200.06        17.23    53.40    91.99  200.06
   optional MAV and EEP                                 92.87  140.48   170.71   258.72        22.87    70.48   120.71  258.72
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders                89.59  130.57   154.08   224.98        19.59    60.57   104.08  224.98
   optional MAV and EEP                                 95.23  147.57   182.53   282.32        25.23    77.57   132.53  282.32
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders                98.20  156.45   197.27   311.31        28.20    86.45   147.27  311.31
   optional MAV and EEP                                103.84  173.16   224.73   364.06        33.84   103.16   174.73  364.06
AXP(R) VP - Equity Select Fund
   base contract with no optional riders                91.54  136.46   163.98   245.14        21.54    66.46   113.98  245.14
   optional MAV and EEP                                 97.17  153.39   192.21   301.41        27.17    83.39   142.21  301.41
AXP(R) VP - Extra Income Fund
   base contract with no optional riders                88.67  127.77   149.36   215.30        18.67    57.77    99.36  215.30
   optional MAV and EEP                                 94.30  144.80   177.92   273.15        24.30    74.80   127.92  273.15
AXP(R) VP - Federal Income Fund
   base contract with no optional riders                88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                 94.51  145.41   178.95   275.19        24.51    75.41   128.95  275.19
AXP(R) VP - Global Bond Fund
   base contract with no optional riders                91.23  135.53   162.42   241.98        21.23    65.53   112.42  241.98
   optional MAV and EEP                                 96.87  152.47   190.69   298.42        26.87    82.47   140.69  298.42
AXP(R) VP - Growth Fund
   base contract with no optional riders                89.49  130.26   153.56   223.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                 95.12  147.26   182.02   281.30        25.12    77.26   132.02  281.30
AXP(R) VP - International Fund
   base contract with no optional riders                90.92  134.60   160.86   238.81        20.92    64.60   110.86  238.81
   optional MAV and EEP                                 96.56  151.56   189.16   295.42        26.56    81.56   139.16  295.42
AXP(R) VP - Managed Fund
   base contract with no optional riders                88.05  125.90   146.21   208.79        18.05    55.90    96.21  208.79
   optional MAV and EEP                                 93.69  142.95   174.84   266.99        23.69    72.95   124.84  266.99
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders                88.36  126.83   147.78   212.05        18.36    56.83    97.78  212.05
   optional MAV and EEP                                 94.00  143.87   176.38   270.07        24.00    73.87   126.38  270.07


--------------------------------------------------------------------------------
19 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders              $ 95.64 $148.79  $184.58  $286.37       $25.64   $78.79  $134.58 $286.37
   optional MAV and EEP                                101.27  165.59   212.33   340.44        31.27    95.59   162.33  340.44
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders                85.28  117.46   131.91   179.05        15.28    47.46    81.91  179.05
   optional MAV and EEP                                 90.92  134.60   160.86   238.81        20.92    64.60   110.86  238.81
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders                92.15  138.32   167.09   251.43        22.15    68.32   117.09  251.43
   optional MAV and EEP                                 97.79  155.23   195.25   307.36        27.79    85.23   145.25  307.36
AXP(R) VP - Stock Fund
   base contract with no optional riders                91.54  136.46   163.98   245.14        21.54    66.46   113.98  245.14
   optional MAV and EEP                                 97.17  153.39   192.21   301.41        27.17    83.39   142.21  301.41
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders                88.26  126.52   147.26   210.97        18.26    56.52    97.26  210.97
   optional MAV and EEP                                 93.89  143.57   175.87   269.04        23.89    73.57   125.87  269.04
AIM V.I. Capital Appreciation Fund, Series II
Shares
   base contract with no optional riders                91.54  136.46   163.98   245.14        21.54    66.46   113.98  245.14
   optional MAV and EEP                                 97.17  153.39   192.21   301.41        27.17    83.39   142.21  301.41
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders                94.71  146.03   179.97   277.23        24.71    76.03   129.97  277.23
   optional MAV and EEP                                100.35  162.85   207.83   331.80        30.35    92.85   157.83  331.80
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders                92.56  139.55   169.16   255.60        22.56    69.55   119.16  255.60
   optional MAV and EEP                                 98.20  156.45   197.27   311.31        28.20    86.45   147.27  311.31
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                89.69  130.88   154.60   226.05        19.69    60.88   104.60  226.05
   optional MAV and EEP                                 95.33  147.87   183.04   283.33        25.33    77.87   133.04  283.33
American Century(R) VP International, Class II
   base contract with no optional riders                95.02  146.95   181.51   280.29        25.02    76.95   131.51  280.29
   optional MAV and EEP                                100.66  163.76   209.33   334.69        30.66    93.76   159.33  334.69
American Century(R) VP Value, Class II
   base contract with no optional riders                91.64  136.77   164.50   246.19        21.64    66.77   114.50  246.19
   optional MAV and EEP                                 97.28  153.70   192.72   302.40        27.28    83.70   142.72  302.40
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                89.18  129.32   151.98   220.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                 94.82  146.34   180.49   278.25        24.82    76.34   130.49  278.25
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders                91.84  137.39   165.54   248.29        21.84    67.39   115.54  248.29
   optional MAV and EEP                                 97.48  154.31   193.73   304.39        27.48    84.31   143.73  304.39
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional riders                88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                 94.51  145.41   178.95   275.19        24.51    75.41   128.95  275.19


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders               $89.90 $131.50  $155.65  $228.19       $19.90   $61.50  $105.65 $228.19
   optional MAV and EEP                                 95.53  148.49   184.07   285.35        25.53    78.49   134.07  285.35
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                92.36  138.94   168.13   253.52        22.36    68.94   118.13  253.52
   optional MAV and EEP                                 97.99  155.84   196.26   309.34        27.99    85.84   146.26  309.34
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                 94.51  145.41   178.95   275.19        24.51    75.41   128.95  275.19
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders                90.72  133.98   159.82   236.70        20.72    63.98   109.82  236.70
   optional MAV and EEP                                 96.35  150.94   188.14   293.41        26.35    80.94   138.14  293.41
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                90.92  134.60   160.86   238.81        20.92    64.60   110.86  238.81
   optional MAV and EEP                                 96.56  151.56   189.16   295.42        26.56    81.56   139.16  295.42
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                88.56  127.46   148.84   214.22        18.56    57.46    98.84  214.22
   optional MAV and EEP                                 94.20  144.49   177.41   272.12        24.20    74.49   127.41  272.12
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                89.79  131.19   155.13   227.12        19.79    61.19   105.13  227.12
   optional MAV and EEP                                 95.43  148.18   183.55   284.34        25.43    78.18   133.55  284.34
INVESCO VIF - Dynamics Fund
   base contract with no optional riders                91.33  135.84   162.94   243.03        21.33    65.84   112.94  243.03
   optional MAV and EEP                                 96.97  152.78   191.19   299.42        26.97    82.78   141.19  299.42
INVESCO VIF - Financial Services Fund
   base contract with no optional riders                91.23  135.53   162.42   241.98        21.23    65.53   112.42  241.98
   optional MAV and EEP                                 96.87  152.47   190.69   298.42        26.87    82.47   140.69  298.42
INVESCO VIF - Technology Fund
   base contract with no optional riders                91.23  135.53   162.42   241.98        21.23    65.53   112.42  241.98
   optional MAV and EEP                                 96.87  152.47   190.69   298.42        26.87    82.47   140.69  298.42
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders                91.43  136.15   163.46   244.09        21.43    66.15   113.46  244.09
   optional MAV and EEP                                 97.07  153.09   191.70   300.41        27.07    83.09   141.70  300.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders                90.00  131.81   156.17   229.25        20.00    61.81   106.17  229.25
   optional MAV and EEP                                 95.64  148.79   184.58   286.37        25.64    78.79   134.58  286.37
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders                90.10  132.12   156.69   230.32        20.10    62.12   106.69  230.32
   optional MAV and EEP                                 95.74  149.10   185.09   287.38        25.74    79.10   135.09  287.38
Lazard Retirement International Equity Portfolio
   base contract with no optional riders                93.07  141.10   171.75   260.79        23.07    71.10   121.75  260.79
   optional MAV and EEP                                 98.71  157.98   199.80   316.23        28.71    87.98   149.80  316.23


--------------------------------------------------------------------------------
21 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders              $ 92.25 $138.63  $167.61  $252.47       $22.25  $ 68.63  $117.61 $252.47
   optional MAV and EEP                                 97.89  155.53   195.76   308.35        27.89    85.53   145.76  308.35
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                93.69  142.95   174.84   266.99        23.69    72.95   124.84  266.99
   optional MAV and EEP                                 99.33  159.81   202.82   322.10        29.33    89.81   152.82  322.10
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                92.36  138.94   168.13   253.52        22.36    68.94   118.13  253.52
   optional MAV and EEP                                 97.99  155.84   196.26   309.34        27.99    85.84   146.26  309.34
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional riders                90.72  133.98   159.82   236.70        20.72    63.98   109.82  236.70
   optional MAV and EEP                                 96.35  150.94   188.14   293.41        26.35    80.94   138.14  293.41
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               113.27  200.67   269.26   446.00        43.27   130.67   219.26  446.00
   optional MAV and EEP                                118.90  216.87   295.05   491.45        48.90   146.87   245.05  491.45
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                90.92  134.60   160.86   238.81        20.92    64.60   110.86  238.81
   optional MAV and EEP                                 96.56  151.56   189.16   295.42        26.56    81.56   139.16  295.42
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders                92.46  139.25   168.65   254.56        22.46    69.25   118.65  254.56
   optional MAV and EEP                                 98.10  156.15   196.77   310.33        28.10    86.15   146.77  310.33
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                89.69  130.88   154.60   226.05        19.69    60.88   104.60  226.05
   optional MAV and EEP                                 95.33  147.87   183.04   283.33        25.33    77.87   133.04  283.33
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders                96.05  150.02   186.62   290.40        26.05    80.02   136.62  290.40
   optional MAV and EEP                                101.68  166.80   214.32   344.26        31.68    96.80   164.32  344.26
Wanger International Small Cap
   base contract with no optional riders                94.92  146.64   181.00   279.27        24.92    76.64   131.00  279.27
   optional MAV and EEP                                100.56  163.46   208.83   333.72        30.56    93.46   158.83  333.72
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional riders                90.41  133.05   158.26   233.51        20.41    63.05   108.26  233.51
   optional MAV and EEP                                 96.05  150.02   186.62   290.40        26.05    80.02   136.62  290.40
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                90.51  133.36   158.78   234.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                 96.15  150.33   187.13   291.41        26.15    80.33   137.13  291.41
Wells Fargo VT International Equity Fund
   base contract with no optional riders                90.51  133.36   158.78   234.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                 96.15  150.33   187.13   291.41        26.15    80.33   137.13  291.41
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                92.56  139.55   169.16   255.60        22.56    69.55   119.16  255.60
   optional MAV and EEP                                 98.20  156.45   197.27   311.31        28.20    86.45   147.27  311.31


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders              $ 86.21 $120.28  $136.69  $189.05       $16.21   $50.28  $ 86.69 $189.05
   optional MAV and EEP                                 91.84  137.39   165.54   248.29        21.84    67.39   115.54  248.29
AXP(R) VP - Bond Fund
   base contract with no optional riders                86.41  120.90   137.75   191.27        16.41    50.90    87.75  191.27
   optional MAV and EEP                                 92.05  138.01   166.58   250.38        22.05    68.01   116.58  250.38
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders                86.21  120.28   136.69   189.05        16.21    50.28    86.69  189.05
   optional MAV and EEP                                 91.84  137.39   165.54   248.29        21.84    67.39   115.54  248.29
AXP(R) VP - Cash Management Fund
   base contract with no optional riders                85.18  117.14   131.37   177.94        15.18    47.14    81.37  177.94
   optional MAV and EEP                                 90.82  134.29   160.34   237.76        20.82    64.29   110.34  237.76
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders                87.54  124.34   143.57   203.35        17.54    54.34    93.57  203.35
   optional MAV and EEP                                 93.18  141.41   172.26   261.83        23.18    71.41   122.26  261.83
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders                96.15  150.33   187.13   291.41        26.15    80.33   137.13  291.41
   optional MAV and EEP                                101.79  167.10   214.82   345.21        31.79    97.10   164.82  345.21
AXP(R) VP - Equity Select Fund
   base contract with no optional riders                89.49  130.26   153.56   223.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                 95.12  147.26   182.02   281.30        25.12    77.26   132.02  281.30
AXP(R) VP - Extra Income Fund
   base contract with no optional riders                86.62  121.53   138.81   193.47        16.62    51.53    88.81  193.47
   optional MAV and EEP                                 92.25  138.63   167.61   252.47        22.25    68.63   117.61  252.47
AXP(R) VP - Federal Income Fund
   base contract with no optional riders                86.82  122.15   139.87   195.67        16.82    52.15    89.87  195.67
   optional MAV and EEP                                 92.46  139.25   168.65   254.56        22.46    69.25   118.65  254.56
AXP(R) VP - Global Bond Fund
   base contract with no optional riders                89.18  129.32   151.98   220.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                 94.82  146.34   180.49   278.25        24.82    76.34   130.49  278.25
AXP(R) VP - Growth Fund
   base contract with no optional riders                87.44  124.03   143.04   202.25        17.44    54.03    93.04  202.25
   optional MAV and EEP                                 93.07  141.10   171.75   260.79        23.07    71.10   121.75  260.79
AXP(R) VP - International Fund
   base contract with no optional riders                88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                 94.51  145.41   178.95   275.19        24.51    75.41   128.95  275.19
AXP(R) VP - Managed Fund
   base contract with no optional riders                86.00  119.65   135.63   186.84        16.00    49.65    85.63  186.84
   optional MAV and EEP                                 91.64  136.77   164.50   246.19        21.64    66.77   114.50  246.19
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders                86.31  120.59   137.22   190.16        16.31    50.59    87.22  190.16
   optional MAV and EEP                                 91.95  137.70   166.06   249.34        21.95    67.70   116.06  249.34



--------------------------------------------------------------------------------
23 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders               $93.59 $142.64  $174.32  $265.96       $23.59   $72.64  $124.32 $265.96
   optional MAV and EEP                                 99.22  159.50   202.31   321.12        29.22    89.50   152.31  321.12
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders                83.23  111.18   121.21   156.51        13.23    41.18    71.21  156.51
   optional MAV and EEP                                 88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders                90.10  132.12   156.69   230.32        20.10    62.12   106.69  230.32
   optional MAV and EEP                                 95.74  149.10   185.09   287.38        25.74    79.10   135.09  287.38
AXP(R) VP - Stock Fund
   base contract with no optional riders                89.49  130.26   153.56   223.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                 95.12  147.26   182.02   281.30        25.12    77.26   132.02  281.30
AXP VP - Strategy Aggressive Fund
   base contract with no optional riders                86.21  120.28   136.69   189.05        16.21    50.28    86.69  189.05
   optional MAV and EEP                                 91.84  137.39   165.54   248.29        21.84    67.39   115.54  248.29
AIM V.I. Capital Appreciation Fund, Series II Shares
   base contract with no optional riders                89.49  130.26   153.56   223.91        19.49    60.26   103.56  223.91
   optional MAV and EEP                                 95.12  147.26   182.02   281.30        25.12    77.26   132.02  281.30
AIM V.I. Capital Development Fund, Series II Shares
   base contract with no optional riders                92.66  139.86   169.68   256.64        22.66    69.86   119.68  256.64
   optional MAV and EEP                                 98.30  156.76   197.78   312.30        28.30    86.76   147.78  312.30
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders                90.51  133.36   158.78   234.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                 96.15  150.33   187.13   291.41        26.15    80.33   137.13  291.41
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                87.64  124.65   144.10   204.44        17.64    54.65    94.10  204.44
   optional MAV and EEP                                 93.28  141.72   172.78   262.86        23.28    71.72   122.78  262.86
American Century(R) VP International, Class II
   base contract with no optional riders                92.97  140.79   171.23   259.75        22.97    70.79   121.23  259.75
   optional MAV and EEP                                 98.61  157.67   199.29   315.25        28.61    87.67   149.29  315.25
American Century(R) VP Value, Class II
   base contract with no optional riders                89.59  130.57   154.08   224.98        19.59    60.57   104.08  224.98
   optional MAV and EEP                                 95.23  147.57   182.53   282.32        25.23    77.57   132.53  282.32
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                87.13  123.09   141.46   198.97        17.13    53.09    91.46  198.97
   optional MAV and EEP                                 92.77  140.17   170.20   257.68        22.77    70.17   120.20  257.68
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders                89.79  131.19   155.13   227.12        19.79    61.19   105.13  227.12
   optional MAV and EEP                                 95.43  148.18   183.55   284.34        25.43    78.18   133.55  284.34
Fidelity(R) VIP Growth & Income Portfolio Service
Class 2
   base contract with no optional riders                86.82  122.15   139.87   195.67        16.82    52.15    89.87  195.67
   optional MAV and EEP                                 92.46  139.25   168.65   254.56        22.46    69.25   118.65  254.56



--------------------------------------------------------------------------------
24 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders               $87.85 $125.28  $145.15  $206.62       $17.85   $55.28  $ 95.15 $206.62
   optional MAV and EEP                                 93.48  142.33   173.81   264.93        23.48    72.33   123.81  264.93
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                90.31  132.74   157.74   232.45        20.31    62.74   107.74  232.45
   optional MAV and EEP                                 95.94  149.72   186.11   289.39        25.94    79.72   136.11  289.39
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                86.82  122.15   139.87   195.67        16.82    52.15    89.87  195.67
   optional MAV and EEP                                 92.46  139.25   168.65   254.56        22.46    69.25   118.65  254.56
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders                88.67  127.77   149.36   215.30        18.67    57.77    99.36  215.30
   optional MAV and EEP                                 94.30  144.80   177.92   273.15        24.30    74.80   127.92  273.15
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                 94.51  145.41   178.95   275.19        24.51    75.41   128.95  275.19
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                86.51  121.22   144.62   192.37        16.51    51.22    88.28  192.37
   optional MAV and EEP                                 92.15  138.32   173.29   251.43        22.15    68.32   117.09  251.43
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                87.74  124.96   138.28   205.53        17.74    54.96    94.62  205.53
   optional MAV and EEP                                 93.38  142.02   167.09   263.89        23.38    72.02   123.29  263.89
INVESCO VIF - Dynamics Fund
   base contract with no optional riders                89.28  129.64   152.51   221.76        19.28    59.64   102.51  221.76
   optional MAV and EEP                                 94.92  146.64   181.00   279.27        24.92    76.64   131.00  279.27
INVESCO VIF - Financial Services Fund
   base contract with no optional riders                89.18  129.32   151.98   220.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                 94.82  146.34   180.49   278.25        24.82    76.34   130.49  278.25
INVESCO VIF - Technology Fund
   base contract with no optional riders                89.18  129.32   151.98   220.69        19.18    59.32   101.98  220.69
   optional MAV and EEP                                 94.82  146.34   180.49   278.25        24.82    76.34   130.49  278.25
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders                89.38  129.95   153.03   222.83        19.38    59.95   103.03  222.83
   optional MAV and EEP                                 95.02  146.95   181.51   280.29        25.02    76.95   131.51  280.29
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders                87.95  125.59   145.68   207.71        17.95    55.59    95.68  207.71
   optional MAV and EEP                                 93.59  142.64   174.32   265.96        23.59    72.64   124.32  265.96
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders                88.05  125.90   146.21   208.79        18.05    55.90    96.21  208.79
   optional MAV and EEP                                 93.69  142.95   174.84   266.99        23.69    72.95   124.84  266.99
Lazard Retirement International Equity Portfolio
   base contract with no optional riders                91.02  134.91   161.38   239.87        21.02    64.91   111.38  239.87
   optional MAV and EEP                                 96.66  151.86   189.67   296.42        26.66    81.86   139.67  296.42



--------------------------------------------------------------------------------
25 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders              $ 90.20 $132.43  $157.22  $231.39       $20.20  $ 62.43  $107.22 $231.39
   optional MAV and EEP                                 95.84  149.41   185.60   288.38        25.84    79.41   135.60  288.38
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                91.64  136.77   164.50   246.19        21.64    66.77   114.50  246.19
   optional MAV and EEP                                 97.28  153.70   192.72   302.40        27.28    83.70   142.72  302.40
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                90.31  132.74   157.74   232.45        20.31    62.74   107.74  232.45
   optional MAV and EEP                                 95.94  149.72   186.11   289.39        25.94    79.72   136.11  289.39
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders                88.67  127.77   149.36   215.30        18.67    57.77    99.36  215.30
   optional MAV and EEP                                 94.30  144.80   177.92   273.15        24.30    74.80   127.92  273.15
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               111.22  194.74   259.73   428.83        41.22   124.74   209.73  428.83
   optional MAV and EEP                                116.85  211.00   285.74   475.22        46.85   141.00   235.74  475.22
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                88.87  128.39   150.41   217.46        18.87    58.39   100.41  217.46
   optional MAV and EEP                                 94.51  145.41   178.95   275.19        24.51    75.41   128.95  275.19
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders                90.41  133.05   158.26   233.51        20.41    63.05   108.26  233.51
   optional MAV and EEP                                 96.05  150.02   186.62   290.40        26.05    80.02   136.62  290.40
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                87.64  124.65   144.10   204.44        17.64    54.65    94.10  204.44
   optional MAV and EEP                                 93.28  141.72   172.78   262.86        23.28    71.72   122.78  262.86
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders                94.00  143.87   176.38   270.07        24.00    73.87   126.38  270.07
   optional MAV and EEP                                 99.63  160.72   204.32   325.02        29.63    90.72   154.32  325.02
Wanger International Small Cap
   base contract with no optional riders                92.87  140.48   170.71   258.72        22.87    70.48   120.71  258.72
   optional MAV and EEP                                 98.51  157.37   198.79   314.27        28.51    87.37   148.79  314.27
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders                88.36  126.83   147.78   212.05        18.36    56.83    97.78  212.05
   optional MAV and EEP                                 94.00  143.87   176.38   270.07        24.00    73.87   126.38  270.07
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                88.46  127.15   148.31   213.13        18.46    57.15    98.31  213.13
   optional MAV and EEP                                 94.10  144.18   176.89   271.10        24.10    74.18   126.89  271.10



--------------------------------------------------------------------------------
26 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders               $88.46 $127.15  $148.31  $213.13       $18.46   $57.15  $ 98.31 $213.13
   optional MAV and EEP                                 94.10  144.18   176.89   271.10        24.10    74.18   126.89  271.10
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                90.51  133.36   158.78   234.58        20.51    63.36   108.78  234.58
   optional MAV and EEP                                 96.15  150.33   187.13   291.41        26.15    80.33   137.13  291.41


* In these examples for RAVA Advantage, the $30 contract administrative charge is approximated as a 0.051% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

+ The ten-year surrender charge schedule is not available in Oregon.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
27 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ...

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders              $ 90.60 $133.64  $109.25  $235.53       $20.60  $ 63.64  $109.25 $235.53
   optional MAV and EEP                                 96.24  150.61   137.58   292.31        26.24    80.61   137.58  292.31
AXP(R) VP - Bond Fund
   base contract with no optional riders                90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV and EEP                                 96.45  151.22   138.60   294.32        26.45    81.22   138.60  294.32
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders                90.60  133.64   109.25   235.53        20.60    63.64   109.25  235.53
   optional MAV and EEP                                 96.24  150.61   137.58   292.31        26.24    80.61   137.58  292.31
AXP(R) VP - Cash Management Fund
   base contract with no optional riders                89.58  130.54   104.03   224.87        19.58    60.54   104.03  224.87
   optional MAV and EEP                                 95.22  147.54   132.48   282.21        25.22    77.54   132.48  282.21
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders                91.94  137.67   116.01   249.23        21.94    67.67   116.01  249.23
   optional MAV and EEP                                 97.57  154.59   144.19   305.28        27.57    84.59   144.19  305.28
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders               100.55  163.43   158.78   333.63        30.55    93.43   158.78  333.63
   optional MAV and EEP                                106.18  180.05   185.98   385.17        36.18   110.05   185.98  385.17
AXP(R) VP - Equity Select Fund
   base contract with no optional riders                93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV and EEP                                 99.52  160.39   153.77   323.95        29.52    90.39   153.77  323.95
AXP(R) VP - Extra Income Fund
   base contract with no optional riders                91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV and EEP                                 96.65  151.83   139.62   296.32        26.65    81.83   139.62  296.32
AXP(R) VP - Federal Income Fund
   base contract with no optional riders                91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                 96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32
AXP(R) VP - Global Bond Fund
   base contract with no optional riders                93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV and EEP                                 99.21  159.47   152.26   321.02        29.21    89.47   152.26  321.02
AXP(R) VP - Growth Fund
   base contract with no optional riders                91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                 97.47  154.28   143.68   304.29        27.47    84.28   143.68  304.29
AXP(R) VP - International Fund
   base contract with no optional riders                93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV and EEP                                 98.91  158.56   150.75   318.09        28.91    88.56   150.75  318.09
AXP(R) VP - Managed Fund
   base contract with no optional riders                90.40  133.02   108.21   233.41        20.40    63.02   108.21  233.41
   optional MAV and EEP                                 96.04  149.99   136.57   290.30        26.04    79.99   136.57  290.30
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders                90.71  133.95   109.77   236.59        20.71    63.95   109.77  236.59
   optional MAV and EEP                                 96.34  150.91   138.09   293.31        26.34    80.91   138.09  293.31



--------------------------------------------------------------------------------
28 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders              $ 97.98 $155.81  $146.21  $309.24       $27.98  $ 85.81  $146.21 $309.24
   optional MAV and EEP                                103.62  172.52   173.70   362.10        33.62   102.52   173.70  362.10
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders                87.63  124.62    94.04   204.33        17.63    54.62    94.04  204.33
   optional MAV and EEP                                 93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders                94.50  145.38   128.90   275.09        24.50    75.38   128.90  275.09
   optional MAV and EEP                                100.14  162.21   156.78   329.77        30.14    92.21   156.78  329.77
AXP(R) VP - Stock Fund
   base contract with no optional riders                93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV and EEP                                 99.52  160.39   153.77   323.95        29.52    90.39   153.77  323.95
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders                90.60  133.64   109.25   235.53        20.60    63.64   109.25  235.53
   optional MAV and EEP                                 96.24  150.61   137.58   292.31        26.24    80.61   137.58  292.31
AIM V.I. Capital Appreciation Fund, Series II Shares
   base contract with no optional riders                93.88  143.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV and EEP                                 99.52  160.39   153.77   323.95        29.52    90.39   153.77  323.95
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders                97.06  153.06   141.65   300.31        27.06    83.06   141.65  300.31
   optional MAV and EEP                                102.70  169.80   169.24   353.64        32.70    99.80   169.24  353.64
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional riders                94.91  146.61   130.95   279.17        24.91    76.61   130.95  279.17
   optional MAV and EEP                                100.55  163.43   158.78   333.63        30.55    93.43   158.78  333.63
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                92.04  137.98   116.52   250.28        22.04    67.98   116.52  250.28
   optional MAV and EEP                                 97.68  154.89   144.69   306.27        27.68    84.89   144.69  306.27
American Century(R) VP International, Class II
   base contract with no optional riders                97.37  153.97   143.17   303.30        27.37    83.97   143.17  303.30
   optional MAV and EEP                                103.01  170.71   170.73   356.47        33.01   100.71   170.73  356.47
American Century(R) VP Value, Class II
   base contract with no optional riders                93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV and EEP                                 99.62  160.69   154.27   324.92        29.62    90.69   154.27  324.92
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                 97.16  153.36   142.16   301.31        27.16    83.36   142.16  301.31
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders                94.19  144.46   127.36   272.02        24.19    74.46   127.36  272.02
   optional MAV and EEP                                 99.83  161.30   155.28   326.86        29.83    91.30   155.28  326.86
Fidelity(R) VIP Growth & Income Portfolio Service
Class 2
   base contract with no optional riders                91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                 96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32



--------------------------------------------------------------------------------
29 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders              $ 92.24 $138.60  $117.56  $252.37       $22.24   $68.60  $117.56 $252.37
   optional MAV and EEP                                 97.88  155.50   145.71   308.25        27.88    85.50   145.71  308.25
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                94.70  146.00   129.92   277.13        24.70    76.00   129.92  277.13
   optional MAV and EEP                                100.34  162.82   157.78   331.70        30.34    92.82   157.78  331.70
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                 96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders                93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
   optional MAV and EEP                                 98.70  157.95   149.74   316.13        28.70    87.95   149.74  316.13
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV and EEP                                 98.91  158.56   150.75   318.09        28.91    88.56   150.75  318.09
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                90.91  134.57   110.81   238.71        20.91    64.57   110.81  238.71
   optional MAV and EEP                                 96.55  151.52   139.11   295.32        26.55    81.52   139.11  295.32
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                92.14  138.29   117.04   251.32        22.14    68.29   117.04  251.32
   optional MAV and EEP                                 97.78  155.20   145.20   307.26        27.78    85.20   145.20  307.26
INVESCO VIF - Dynamics Fund
   base contract with no optional riders                93.68  142.92   124.79   266.88        23.68    72.92   124.79  266.88
   optional MAV and EEP                                 99.32  159.78   152.77   322.00        29.32    89.78   152.77  322.00
INVESCO VIF - Financial Services Fund
   base contract with no optional riders                93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV and EEP                                 99.21  159.47   152.26   321.02        29.21    89.47   152.26  321.02
INVESCO VIF - Technology Fund
   base contract with no optional riders                93.58  142.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV and EEP                                 99.21  159.47   152.26   321.02        29.21    89.47   152.26  321.02
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders                93.78  143.23   125.30   267.91        23.78    73.23   125.30  267.91
   optional MAV and EEP                                 99.42  160.08   153.27   322.97        29.42    90.08   153.27  322.97
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders                92.35  138.91   118.08   253.41        22.35    68.91   118.08  253.41
   optional MAV and EEP                                 97.98  155.81   146.21   309.24        27.98    85.81   146.21  309.24
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders                92.45  139.22   118.60   254.45        22.45    69.22   118.60  254.45
   optional MAV and EEP                                 98.09  156.11   146.72   310.23        28.09    86.11   146.72  310.23
Lazard Retirement International Equity Portfolio
   base contract with no optional riders                95.42  148.15   133.50   284.24        25.42    78.15   133.50  284.24
   optional MAV and EEP                                101.06  164.95   161.28   338.43        31.06    94.95   161.28  338.43


--------------------------------------------------------------------------------
30 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service
Class
   base contract with no optional riders              $ 94.60 $145.69  $129.41  $276.11       $24.60  $ 75.69  $129.41 $276.11
   optional MAV and EEP                                100.24  162.52   157.28   330.73        30.24    92.52   157.28  330.73
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                96.04  149.99   136.57   290.30        26.04    79.99   136.57  290.30
   optional MAV and EEP                                101.67  166.77   164.27   344.17        31.67    96.77   164.27  344.17
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                94.70  146.00   129.92   277.13        24.70    76.00   129.92  277.13
   optional MAV and EEP                                100.34  162.82   157.78   331.70        30.34    92.82   157.78  331.70
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional riders                93.06  141.07   121.69   260.69        23.06    71.07   121.69  260.69
   optional MAV and EEP                                 98.70  157.95   149.74   316.13        28.70    87.95   149.74  316.13
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               115.61  207.44   230.07   465.24        45.61   137.44   230.07  465.24
   optional MAV and EEP                                121.25  223.56   255.61   509.63        51.25   153.56   255.61  509.63
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                93.27  141.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV and EEP                                 98.91  158.56   150.75   318.09        28.91    88.56   150.75  318.09
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders                94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15
   optional MAV and EEP                                100.44  163.13   158.28   332.66        30.44    93.13   158.28  332.66
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                92.04  137.98   116.52   250.28        22.04    67.98   116.52  250.28
   optional MAV and EEP                                 97.68  154.89   144.69   306.27        27.68    84.89   144.69  306.27
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders                98.39  157.03   148.23   313.18        28.39    87.03   148.23  313.18
   optional MAV and EEP                                104.03  173.73   175.67   365.83        34.03   103.73   175.67  365.83
Wanger International Small Cap
   base contract with no optional riders                97.27  153.67   142.67   302.30        27.27    83.67   142.67  302.30
   optional MAV and EEP                                102.90  170.40   170.24   355.53        32.90   100.40   170.24  355.53
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional riders                92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
   optional MAV and EEP                                 98.39  157.03   148.23   313.18        28.39    87.03   148.23  313.18
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                 98.50  157.34   148.74   314.17        28.50    87.34   148.74  314.17
Wells Fargo VT International Equity Fund
   base contract with no optional riders                92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                 98.50  157.34   148.74   314.17        28.50    87.34   148.74  314.17
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                94.91  146.61   130.95   279.17        24.91    76.61   130.95  279.17
   optional MAV and EEP                                100.55  163.43   158.78   333.63        30.55    93.43   158.78  333.63


--------------------------------------------------------------------------------
31 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ...
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders              $ 88.55 $127.43  $ 98.78  $214.11       $18.55  $ 57.43  $ 98.78 $214.11
   optional MAV and EEP                                 94.19  144.46   127.36   272.02        24.19    74.46   127.36  272.02
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders                88.76  128.05    99.83   216.27        18.76    58.05    99.83  216.27
   optional MAV and EEP                                 94.40  145.07   128.38   274.07        24.40    75.07   128.38  274.07
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders                88.55  127.43    98.78   214.11        18.55    57.43    98.78  214.11
   optional MAV and EEP                                 94.19  144.46   127.36   272.02        24.19    74.46   127.36  272.02
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders                87.53  124.31    93.52   203.24        17.53    54.31    93.52  203.24
   optional MAV and EEP                                 93.17  141.38   122.21   261.72        23.17    71.38   122.21  261.72
AXP(R) Variable Portfolio - Diversified Equity
Income Fund
   base contract with no optional riders                89.89  131.47   105.60   228.08        19.89    61.47   105.60  228.08
   optional MAV and EEP                                 95.52  148.46   134.01   285.25        25.52    78.46   134.01  285.25
AXP(R) Variable Portfolio - Emerging Markets Fund
   base contract with no optional riders                98.50  157.34   148.74   314.17        28.50    87.34   148.74  314.17
   optional MAV and EEP                                104.13  174.03   176.17   366.76        34.13   104.03   176.17  366.76
AXP(R) Variable Portfolio - Equity Select Fund
   base contract with no optional riders                91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                 97.47  154.28   143.68   304.29        27.47    84.28   143.68  304.29
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders                88.96  128.67   100.88   218.43        18.96    58.67   100.88  218.43
   optional MAV and EEP                                 94.60  145.69   129.41   276.11        24.60    75.69   129.41  276.11
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                89.17  129.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV and EEP                                 94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15
AXP(R) Variable Portfolio - Global Bond Fund
   base contract with no optional riders                91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                 97.16  153.36   142.16   301.31        27.16    83.36   142.16  301.31
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders                89.78  131.16   105.07   227.01        19.78    61.16   105.07  227.01
   optional MAV and EEP                                 95.42  148.15   133.50   284.24        25.42    78.15   133.50  284.24
AXP(R) Variable Portfolio - International Fund
   base contract with no optional riders                91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                 96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32
AXP(R) Variable Portfolio - Managed Fund
   base contract with no optional riders                88.35  126.80    97.73   211.94        18.35    56.80    97.73  211.94
   optional MAV and EEP                                 93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders                88.66  127.74    99.31   215.19        18.66    57.74    99.31  215.19
   optional MAV and EEP                                 94.29  144.77   127.87   273.04        24.29    74.77   127.87  273.04



--------------------------------------------------------------------------------
32 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Partners Small Cap Value
Fund
   base contract with no optional riders              $ 95.93 $149.68  $136.06  $289.29       $25.93   $79.68  $136.06 $289.29
   optional MAV and EEP                                101.57  166.47   163.78   343.21        31.57    96.47   163.78  343.21
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders                85.58  118.37    83.45   182.29        15.58    48.37    83.45  182.29
   optional MAV and EEP                                 91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
AXP(R) Variable Portfolio - Small Cap Advantage
Fund
   base contract with no optional riders                92.45  139.22   118.60   254.45        22.45    69.22   118.60  254.45
   optional MAV and EEP                                 98.09  156.11   146.72   310.23        28.09    86.11   146.72  310.23
AXP(R) Variable Portfolio - Stock Fund
   base contract with no optional riders                91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                 97.47  154.28   143.68   304.29        27.47    84.28   143.68  304.29
AXP(R) Variable Portfolio - Strategy Aggressive
Fund
   base contract with no optional riders                88.55  127.43    98.78   214.11        18.55    57.43    98.78  214.11
   optional MAV and EEP                                 94.19  144.46   127.36   272.02        24.19    74.46   127.36  272.02
AIM V.I. Capital Appreciation Fund, Series II
Shares
   base contract with no optional riders                91.83  137.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                 97.47  154.28   143.68   304.29        27.47    84.28   143.68  304.29
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders                95.01  146.92   131.46   280.18        25.01    76.92   131.46  280.18
   optional MAV and EEP                                100.65  163.73   159.28   334.59        30.65    93.73   159.28  334.59
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders                92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                 98.50  157.34   148.74   314.17        28.50    87.34   148.74  314.17
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                89.99  131.78   106.12   229.15        19.99    61.78   106.12  229.15
   optional MAV and EEP                                 95.63  148.76   134.53   286.26        25.63    78.76   134.53  286.26
American Century(R) VP International, Class II
   base contract with no optional riders                95.32  147.84   132.99   283.23        25.32    77.84   132.99  283.23
   optional MAV and EEP                                100.96  164.64   160.78   337.47        30.96    94.64   160.78  337.47
American Century(R) VP Value, Class II
   base contract with no optional riders                91.94  137.67   116.01   249.23        21.94    67.67   116.01  249.23
   optional MAV and EEP                                 97.57  154.59   144.19   305.28        27.57    84.59   144.19  305.28
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                89.48  130.23   103.50   223.80        19.48    60.23   103.50  223.80
   optional MAV and EEP                                 95.11  147.23   131.97   281.20        25.11    77.23   131.97  281.20
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders                92.14  138.29   117.04   251.32        22.14    68.29   117.04  251.32
   optional MAV and EEP                                 97.78  155.20   145.20   307.26        27.78    85.20   145.20  307.26
Fidelity(R) VIP Growth and Income Portfolio
Service Class 2
   base contract with no optional riders                89.17  129.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV and EEP                                 94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15



--------------------------------------------------------------------------------
33 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders               $90.19 $132.40  $107.16  $231.28       $20.19   $62.40  $107.16 $231.28
   optional MAV and EEP                                 95.83  149.38   135.55   288.28        25.83    79.38   135.55  288.28
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders                92.65  139.83   119.63   256.54        22.65    69.83   119.63  256.54
   optional MAV and EEP                                 98.29  156.73   147.73   312.20        28.29    86.73   147.73  312.20
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                89.17  129.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV and EEP                                 94.81  146.31   130.43   278.15        24.81    76.31   130.43  278.15
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders                91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV and EEP                                 96.65  151.83   139.62   296.32        26.65    81.83   139.62  296.32
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                 96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                88.86  128.36   100.36   217.35        18.86    58.36   100.36  217.35
   optional MAV and EEP                                 94.50  145.38   128.90   275.09        24.50    75.38   128.90  275.09
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                90.09  132.09   106.64   230.21        20.09    62.09   106.64  230.21
   optional MAV and EEP                                 95.73  149.07   135.04   287.27        25.73    79.07   135.04  287.27
INVESCO VIF - Dynamics Fund
   base contract with no optional riders                91.63  136.74   114.45   246.08        21.63    66.74   114.45  246.08
   optional MAV and EEP                                 97.27  153.67   142.67   302.30        27.27    83.67   142.67  302.30
INVESCO VIF - Financial Services Fund
   base contract with no optional riders                91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                 97.16  153.36   142.16   301.31        27.16    83.36   142.16  301.31
INVESCO VIF - Technology Fund
   base contract with no optional riders                91.53  136.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                 97.16  153.36   142.16   301.31        27.16    83.36   142.16  301.31
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders                91.73  137.05   114.97   247.13        21.73    67.05   114.97  247.13
   optional MAV and EEP                                 97.37  153.97   143.17   303.30        27.37    83.97   143.17  303.30
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders                90.30  132.71   107.69   232.34        20.30    62.71   107.69  232.34
   optional MAV and EEP                                 95.93  149.68   136.06   289.29        25.93    79.68   136.06  289.29
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders                90.40  133.02   108.21   233.41        20.40    63.02   108.21  233.41
   optional MAV and EEP                                 96.04  149.99   136.57   290.30        26.04    79.99   136.57  290.30
Lazard Retirement International Equity Portfolio
   base contract with no optional riders                93.37  141.99   123.24   263.79        23.37    71.99   123.24  263.79
   optional MAV and EEP                                 99.01  158.86   151.26   319.07        29.01    88.86   151.26  319.07


--------------------------------------------------------------------------------
34 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders              $ 92.55 $139.52  $119.11  $255.50       $22.55  $ 69.52  $119.11 $255.50
   optional MAV and EEP                                 98.19  156.42   147.22   311.22        28.19    86.42   147.22  311.22
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                93.99  143.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV and EEP                                 99.62  160.69   154.27   324.92        29.62    90.69   154.27  324.92
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                92.65  139.83   119.63   256.54        22.65    69.83   119.63  256.54
   optional MAV and EEP                                 98.29  156.73   147.73   312.20        28.29    86.73   147.73  312.20
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders                91.01  134.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV and EEP                                 96.65  151.83   139.62   296.32        26.65    81.83   139.62  296.32
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               113.56  201.53   220.63   448.46        43.56   131.53   220.63  448.46
   optional MAV and EEP                                119.20  217.72   246.39   493.78        49.20   147.72   246.39  493.78
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                91.22  135.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                 96.86  152.44   140.64   298.32        26.86    82.44   140.64  298.32
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders                92.76  140.14   120.15   257.58        22.76    70.14   120.15  257.58
   optional MAV and EEP                                 98.39  157.03   148.23   313.18        28.39    87.03   148.23  313.18
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                89.99  131.78   106.12   229.15        19.99    61.78   106.12  229.15
   optional MAV and EEP                                 95.63  148.76   134.53   286.26        25.63    78.76   134.53  286.26
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders                96.34  150.91   138.09   293.31        26.34    80.91   138.09  293.31
   optional MAV and EEP                                101.98  167.68   165.77   347.02        31.98    97.68   165.77  347.02
Wanger International Small Cap
   base contract with no optional riders                95.22  147.54   132.48   282.21        25.22    77.54   132.48  282.21
   optional MAV and EEP                                100.85  164.34   160.28   336.51        30.85    94.34   160.28  336.51
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders                90.71  133.95   109.77   236.59        20.71    63.95   109.77  236.59
   optional MAV and EEP                                 96.34  150.91   138.09   293.31        26.34    80.91   138.09  293.31
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV and EEP                                 96.45  151.22   138.60   294.32        26.45    81.22   138.60  294.32
Wells Fargo VT International Equity Fund
   base contract with no optional riders                90.81  134.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV and EEP                                 96.45  151.22   138.60   294.32        26.45    81.22   138.60  294.32
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                92.86  140.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                 98.50  157.34   148.74   314.17        28.50    87.34   148.74  314.17



--------------------------------------------------------------------------------
35 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ...
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders              $100.60 $123.64  $109.25  $235.53       $20.60  $ 63.64  $109.25 $235.53
   optional MAV and EEP                                106.24  140.61   137.58   292.31        26.24    80.61   137.58  292.31
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders               100.81  124.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV and EEP                                106.45  141.22   138.60   294.32        26.45    81.22   138.60  294.32
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders               100.60  123.64   109.25   235.53        20.60    63.64   109.25  235.53
   optional MAV and EEP                                106.24  140.61   137.58   292.31        26.24    80.61   137.58  292.31
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders                99.58  120.54   104.03   224.87        19.58    60.54   104.03  224.87
   optional MAV and EEP                                105.22  137.54   132.48   282.21        25.22    77.54   132.48  282.21
AXP(R) Variable Portfolio - Diversified Equity
Income Fund
   base contract with no optional riders               101.94  127.67   116.01   249.23        21.94    67.67   116.01  249.23
   optional MAV and EEP                                107.57  144.59   144.19   305.28        27.57    84.59   144.19  305.28
AXP(R) Variable Portfolio - Emerging Markets Fund
   base contract with no optional riders               110.55  153.43   158.78   333.63        30.55    93.43   158.78  333.63
   optional MAV and EEP                                116.18  170.05   185.98   385.17        36.18   110.05   185.98  385.17
AXP(R) Variable Portfolio - Equity Select Fund
   base contract with no optional riders               103.88  133.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV and EEP                                109.52  150.39   153.77   323.95        29.52    90.39   153.77  323.95
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders               101.01  124.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV and EEP                                106.65  141.83   139.62   296.32        26.65    81.83   139.62  296.32
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders               101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                106.86  142.44   140.64   298.32        26.86    82.44   140.64  298.32
AXP(R) Variable Portfolio - Global Bond Fund
   base contract with no optional riders               103.58  132.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV and EEP                                109.21  149.47   152.26   321.02        29.21    89.47   152.26  321.02
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders               101.83  127.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                107.47  144.28   143.68   304.29        27.47    84.28   143.68  304.29
AXP(R) Variable Portfolio - International Fund
   base contract with no optional riders               103.27  131.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV and EEP                                108.91  148.56   150.75   318.09        28.91    88.56   150.75  318.09
AXP(R) Variable Portfolio - Managed Fund
   base contract with no optional riders               100.40  123.02   108.21   233.41        20.40    63.02   108.21  233.41
   optional MAV and EEP                                106.04  139.99   136.57   290.30        26.04    79.99   136.57  290.30
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders               100.71  123.95   109.77   236.59        20.71    63.95   109.77  236.59
   optional MAV and EEP                                106.34  140.91   138.09   293.31        26.34    80.91   138.09  293.31



--------------------------------------------------------------------------------
36 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Partners Small Cap
Value Fund
   base contract with no optional riders              $107.98 $145.81  $146.21  $309.24       $27.98  $ 85.81  $146.21 $309.24
   optional MAV and EEP                                113.62  162.52   173.70   362.10        33.62   102.52   173.70  362.10
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders                97.63  114.62    94.04   204.33        17.63    54.62    94.04  204.33
   optional MAV and EEP                                103.27  131.69   122.73   262.76        23.27    71.69   122.73  262.76
AXP(R) Variable Portfolio - Small Cap Advantage
Fund
   base contract with no optional riders               104.50  135.38   128.90   275.09        24.50    75.38   128.90  275.09
   optional MAV and EEP                                110.14  152.21   156.78   329.77        30.14    92.21   156.78  329.77
AXP(R) Variable Portfolio - Stock Fund
   base contract with no optional riders               103.88  133.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV and EEP                                109.52  150.39   153.77   323.95        29.52    90.39   153.77  323.95
AXP(R) Variable Portfolio - Strategy Aggressive
Fund
   base contract with no optional riders               100.60  123.64   109.25   235.53        20.60    63.64   109.25  235.53
   optional MAV and EEP                                106.24  140.61   137.58   292.31        26.24    80.61   137.58  292.31
AIM V.I. Capital Appreciation Fund, Series II
Shares
   base contract with no optional riders               103.88  133.54   125.82   268.94        23.88    73.54   125.82  268.94
   optional MAV and EEP                                109.52  150.39   153.77   323.95        29.52    90.39   153.77  323.95
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders               107.06  143.06   141.65   300.31        27.06    83.06   141.65  300.31
   optional MAV and EEP                                112.70  159.80   169.24   353.64        32.70    99.80   169.24  353.64
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders               104.91  136.61   130.95   279.17        24.91    76.61   130.95  279.17
   optional MAV and EEP                                110.55  153.43   158.78   333.63        30.55    93.43   158.78  333.63
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders               102.04  127.98   116.52   250.28        22.04    67.98   116.52  250.28
   optional MAV and EEP                                107.68  144.89   144.69   306.27        27.68    84.89   144.69  306.27
American Century(R) VP International, Class II
   base contract with no optional riders               107.37  143.97   143.17   303.30        27.37    83.97   143.17  303.30
   optional MAV and EEP                                113.01  160.71   170.73   356.47        33.01   100.71   170.73  356.47
American Century(R) VP Value, Class II
   base contract with no optional riders               103.99  133.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV and EEP                                109.62  150.69   154.27   324.92        29.62    90.69   154.27  324.92
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders               101.53  126.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                107.16  143.36   142.16   301.31        27.16    83.36   142.16  301.31
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders               104.19  134.46   127.36   272.02        24.19    74.46   127.36  272.02
   optional MAV and EEP                                109.83  151.30   155.28   326.86        29.83    91.30   155.28  326.86
Fidelity(R) VIP Growth and Income Portfolio
Service Class 2
   base contract with no optional riders               101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                106.86  142.44   140.64   298.32        26.86    82.44   140.64  298.32



--------------------------------------------------------------------------------
37 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders              $102.24 $128.60  $117.56  $252.37       $22.24   $68.60  $117.56 $252.37
   optional MAV and EEP                                107.88  145.50   145.71   308.25        27.88    85.50   145.71  308.25
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders               104.70  136.00   129.92   277.13        24.70    76.00   129.92  277.13
   optional MAV and EEP                                110.34  152.82   157.78   331.70        30.34    92.82   157.78  331.70
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders               101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                106.86  142.44   140.64   298.32        26.86    82.44   140.64  298.32
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders               103.06  131.07   121.69   260.69        23.06    71.07   121.69  260.69
   optional MAV and EEP                                108.70  147.95   149.74   316.13        28.70    87.95   149.74  316.13
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders               103.27  131.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV and EEP                                108.91  148.56   150.75   318.09        28.91    88.56   150.75  318.09
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders               100.91  124.57   110.81   238.71        20.91    64.57   110.81  238.71
   optional MAV and EEP                                106.55  141.52   139.11   295.32        26.55    81.52   139.11  295.32
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders               102.14  128.29   117.04   251.32        22.14    68.29   117.04  251.32
   optional MAV and EEP                                107.78  145.20   145.20   307.26        27.78    85.20   145.20  307.26
INVESCO VIF - Dynamics Fund
   base contract with no optional riders               103.68  132.92   124.79   266.88        23.68    72.92   124.79  266.88
   optional MAV and EEP                                109.32  149.78   152.77   322.00        29.32    89.78   152.77  322.00
INVESCO VIF - Financial Services Fund
   base contract with no optional riders               103.58  132.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV and EEP                                109.21  149.47   152.26   321.02        29.21    89.47   152.26  321.02
INVESCO VIF - Technology Fund
   base contract with no optional riders               103.58  132.61   124.27   265.85        23.58    72.61   124.27  265.85
   optional MAV and EEP                                109.21  149.47   152.26   321.02        29.21    89.47   152.26  321.02
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders               103.78  133.23   125.30   267.91        23.78    73.23   125.30  267.91
   optional MAV and EEP                                109.42  150.08   153.27   322.97        29.42    90.08   153.27  322.97
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders               102.35  128.91   118.08   253.41        22.35    68.91   118.08  253.41
   optional MAV and EEP                                107.98  145.81   146.21   309.24        27.98    85.81   146.21  309.24
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders               102.45  129.22   118.60   254.45        22.45    69.22   118.60  254.45
   optional MAV and EEP                                108.09  146.11   146.72   310.23        28.09    86.11   146.72  310.23
Lazard Retirement International Equity Portfolio
   base contract with no optional riders               105.42  138.15   133.50   284.24        25.42    78.15   133.50  284.24
   optional MAV and EEP                                111.06  154.95   161.28   338.43        31.06    94.95   161.28  338.43


--------------------------------------------------------------------------------
38 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders              $104.60 $135.69  $129.41  $276.11       $24.60  $ 75.69  $129.41 $276.11
   optional MAV and EEP                                110.24  152.52   157.28   330.73        30.24    92.52   157.28  330.73
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders               106.04  139.99   136.57   290.30        26.04    79.99   136.57  290.30
   optional MAV and EEP                                111.67  156.77   164.27   344.17        31.67    96.77   164.27  344.17
MFS(R) Utilities Series - Service Class
   base contract with no optional riders               104.70  136.00   129.92   277.13        24.70    76.00   129.92  277.13
   optional MAV and EEP                                110.34  152.82   157.78   331.70        30.34    92.82   157.78  331.70
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders               103.06  131.07   121.69   260.69        23.06    71.07   121.69  260.69
   optional MAV and EEP                                108.70  147.95   149.74   316.13        28.70    87.95   149.74  316.13
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               125.61  197.44   230.07   465.24        45.61   137.44   230.07  465.24
   optional MAV and EEP                                131.25  213.56   255.61   509.63        51.25   153.56   255.61  509.63
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders               103.27  131.69   122.73   262.76        23.27    71.69   122.73  262.76
   optional MAV and EEP                                108.91  148.56   150.75   318.09        28.91    88.56   150.75  318.09
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders               104.81  136.31   130.43   278.15        24.81    76.31   130.43  278.15
   optional MAV and EEP                                110.44  153.13   158.28   332.66        30.44    93.13   158.28  332.66
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders               102.04  127.98   116.52   250.28        22.04    67.98   116.52  250.28
   optional MAV and EEP                                107.68  144.89   144.69   306.27        27.68    84.89   144.69  306.27
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders               108.39  147.03   148.23   313.18        28.39    87.03   148.23  313.18
   optional MAV and EEP                                114.03  163.73   175.67   365.83        34.03   103.73   175.67  365.83
Wanger International Small Cap
   base contract with no optional riders               107.27  143.67   142.67   302.30        27.27    83.67   142.67  302.30
   optional MAV and EEP                                112.90  160.40   170.24   355.53        32.90   100.40   170.24  355.53
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders               102.76  130.14   120.15   257.58        22.76    70.14   120.15  257.58
   optional MAV and EEP                                108.39  147.03   148.23   313.18        28.39    87.03   148.23  313.18
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders               102.86  130.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                108.50  147.34   148.74   314.17        28.50    87.34   148.74  314.17
Wells Fargo VT International Equity Fund
   base contract with no optional riders               102.86  130.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                108.50  147.34   148.74   314.17        28.50    87.34   148.74  314.17
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               104.91  136.61   130.95   279.17        24.91    76.61   130.95  279.17
   optional MAV and EEP                                110.55  153.43   158.78   333.63        30.55    93.43   158.78  333.63


--------------------------------------------------------------------------------
39 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ...
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders              $ 98.55 $117.43  $ 98.78  $214.11       $18.55  $ 57.43  $ 98.78 $214.11
   optional MAV and EEP                                104.19  134.46   127.36   272.02        24.19    74.46   127.36  272.02
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders                98.76  118.05    99.83   216.27        18.76    58.05    99.83  216.27
   optional MAV and EEP                                104.40  135.07   128.38   274.07        24.40    75.07   128.38  274.07
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders                98.55  117.43    98.78   214.11        18.55    57.43    98.78  214.11
   optional MAV and EEP                                104.19  134.46   127.36   272.02        24.19    74.46   127.36  272.02
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders                97.53  114.31    93.52   203.24        17.53    54.31    93.52  203.24
   optional MAV and EEP                                103.17  131.38   122.21   261.72        23.17    71.38   122.21  261.72
AXP(R) Variable Portfolio - Diversified Equity
Income Fund
   base contract with no optional riders                99.89  121.47   105.60   228.08        19.89    61.47   105.60  228.08
   optional MAV and EEP                                105.52  138.46   134.01   285.25        25.52    78.46   134.01  285.25
AXP(R) Variable Portfolio - Emerging Markets Fund
   base contract with no optional riders               108.50  147.34   148.74   314.17        28.50    87.34   148.74  314.17
   optional MAV and EEP                                114.13  164.03   176.17   366.76        34.13   104.03   176.17  366.76
AXP(R) Variable Portfolio - Equity Select Fund
   base contract with no optional riders               101.83  127.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                107.47  144.28   143.68   304.29        27.47    84.28   143.68  304.29
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders                98.96  118.67   100.88   218.43        18.96    58.67   100.88  218.43
   optional MAV and EEP                                104.60  135.69   129.41   276.11        24.60    75.69   129.41  276.11
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                99.17  119.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV and EEP                                104.81  136.31   130.43   278.15        24.81    76.31   130.43  278.15
AXP(R) Variable Portfolio - Global Bond Fund
   base contract with no optional riders               101.53  126.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                107.16  143.36   142.16   301.31        27.16    83.36   142.16  301.31
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders                99.78  121.16   105.07   227.01        19.78    61.16   105.07  227.01
   optional MAV and EEP                                105.42  138.15   133.50   284.24        25.42    78.15   133.50  284.24
AXP(R) Variable Portfolio - International Fund
   base contract with no optional riders               101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                106.86  142.44   140.64   298.32        26.86    82.44   140.64  298.32
AXP(R) Variable Portfolio - Managed Fund
   base contract with no optional riders                98.35  116.80    97.73   211.94        18.35    56.80    97.73  211.94
   optional MAV and EEP                                103.99  133.84   126.33   269.97        23.99    73.84   126.33  269.97
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders                98.66  117.74    99.31   215.19        18.66    57.74    99.31  215.19
   optional MAV and EEP                                104.29  134.77   127.87   273.04        24.29    74.77   127.87  273.04



--------------------------------------------------------------------------------
40 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Partners Small Cap
Value Fund
   base contract with no optional riders              $105.93 $139.68  $136.06  $289.29       $25.93   $79.68  $136.06 $289.29
   optional MAV and EEP                                111.57  156.47   163.78   343.21        31.57    96.47   163.78  343.21
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders                95.58  108.37    83.45   182.29        15.58    48.37    83.45  182.29
   optional MAV and EEP                                101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
AXP(R) Variable Portfolio - Small Cap Advantage
Fund
   base contract with no optional riders               102.45  129.22   118.60   254.45        22.45    69.22   118.60  254.45
   optional MAV and EEP                                108.09  146.11   146.72   310.23        28.09    86.11   146.72  310.23
AXP(R) Variable Portfolio - Stock Fund
   base contract with no optional riders               101.83  127.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                107.47  144.28   143.68   304.29        27.47    84.28   143.68  304.29
AXP(R) Variable Portfolio - Strategy Aggressive
Fund
   base contract with no optional riders                98.55  117.43    98.78   214.11        18.55    57.43    98.78  214.11
   optional MAV and EEP                                104.19  134.46   127.36   272.02        24.19    74.46   127.36  272.02
AIM V.I. Capital Appreciation Fund, Series II
Shares
   base contract with no optional riders               101.83  127.36   115.49   248.18        21.83    67.36   115.49  248.18
   optional MAV and EEP                                107.47  144.28   143.68   304.29        27.47    84.28   143.68  304.29
AIM V.I. Capital Development Fund, Series II
Shares
   base contract with no optional riders               105.01  136.92   131.46   280.18        25.01    76.92   131.46  280.18
   optional MAV and EEP                                110.65  153.73   159.28   334.59        30.65    93.73   159.28  334.59
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders               102.86  130.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                108.50  147.34   148.74   314.17        28.50    87.34   148.74  314.17
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders                99.99  121.78   106.12   229.15        19.99    61.78   106.12  229.15
   optional MAV and EEP                                105.63  138.76   134.53   286.26        25.63    78.76   134.53  286.26
American Century(R) VP International, Class II
   base contract with no optional riders               105.32  137.84   132.99   283.23        25.32    77.84   132.99  283.23
   optional MAV and EEP                                110.96  154.64   160.78   337.47        30.96    94.64   160.78  337.47
American Century(R) VP Value, Class II
   base contract with no optional riders               101.94  127.67   116.01   249.23        21.94    67.67   116.01  249.23
   optional MAV and EEP                                107.57  144.59   144.19   305.28        27.57    84.59   144.19  305.28
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders                99.48  120.23   103.50   223.80        19.48    60.23   103.50  223.80
   optional MAV and EEP                                105.11  137.23   131.97   281.20        25.11    77.23   131.97  281.20
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders               102.14  128.29   117.04   251.32        22.14    68.29   117.04  251.32
   optional MAV and EEP                                107.78  145.20   145.20   307.26        27.78    85.20   145.20  307.26
Fidelity(R) VIP Growth and Income Portfolio
Service Class 2
   base contract with no optional riders                99.17  119.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV and EEP                                104.81  136.31   130.43   278.15        24.81    76.31   130.43  278.15



--------------------------------------------------------------------------------
41 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders              $100.19 $122.40  $107.16  $231.28       $20.19   $62.40  $107.16 $231.28
   optional MAV and EEP                                105.83  139.38   135.55   288.28        25.83    79.38   135.55  288.28
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders               102.65  129.83   119.63   256.54        22.65    69.83   119.63  256.54
   optional MAV and EEP                                108.29  146.73   147.73   312.20        28.29    86.73   147.73  312.20
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                99.17  119.29   101.93   220.58        19.17    59.29   101.93  220.58
   optional MAV and EEP                                104.81  136.31   130.43   278.15        24.81    76.31   130.43  278.15
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders               101.01  124.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV and EEP                                106.65  141.83   139.62   296.32        26.65    81.83   139.62  296.32
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders               101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                106.86  142.44   140.64   298.32        26.86    82.44   140.64  298.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                98.86  118.36   100.36   217.35        18.86    58.36   100.36  217.35
   optional MAV and EEP                                104.50  135.38   128.90   275.09        24.50    75.38   128.90  275.09
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders               100.09  122.09   106.64   230.21        20.09    62.09   106.64  230.21
   optional MAV and EEP                                105.73  139.07   135.04   287.27        25.73    79.07   135.04  287.27
INVESCO VIF - Dynamics Fund
   base contract with no optional riders               101.63  126.74   114.45   246.08        21.63    66.74   114.45  246.08
   optional MAV and EEP                                107.27  143.67   142.67   302.30        27.27    83.67   142.67  302.30
INVESCO VIF - Financial Services Fund
   base contract with no optional riders               101.53  126.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                107.16  143.36   142.16   301.31        27.16    83.36   142.16  301.31
INVESCO VIF - Technology Fund
   base contract with no optional riders               101.53  126.43   113.93   245.03        21.53    66.43   113.93  245.03
   optional MAV and EEP                                107.16  143.36   142.16   301.31        27.16    83.36   142.16  301.31
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders               101.73  127.05   114.97   247.13        21.73    67.05   114.97  247.13
   optional MAV and EEP                                107.37  143.97   143.17   303.30        27.37    83.97   143.17  303.30
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders               100.30  122.71   107.69   232.34        20.30    62.71   107.69  232.34
   optional MAV and EEP                                105.93  139.68   136.06   289.29        25.93    79.68   136.06  289.29
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders               100.40  123.02   108.21   233.41        20.40    63.02   108.21  233.41
   optional MAV and EEP                                106.04  139.99   136.57   290.30        26.04    79.99   136.57  290.30
Lazard Retirement International Equity Portfolio
   base contract with no optional riders               103.37  131.99   123.24   263.79        23.37    71.99   123.24  263.79
   optional MAV and EEP                                109.01  148.86   151.26   319.07        29.01    88.86   151.26  319.07


--------------------------------------------------------------------------------
42 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders              $102.55 $129.52  $119.11  $255.50       $22.55  $ 69.52  $119.11 $255.50
   optional MAV and EEP                                108.19  146.42   147.22   311.22        28.19    86.42   147.22  311.22
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders               103.99  133.84   126.33   269.97        23.99    73.84   126.33  269.97
   optional MAV and EEP                                109.62  150.69   154.27   324.92        29.62    90.69   154.27  324.92
MFS(R) Utilities Series - Service Class
   base contract with no optional riders               102.65  129.83   119.63   256.54        22.65    69.83   119.63  256.54
   optional MAV and EEP                                108.29  146.73   147.73   312.20        28.29    86.73   147.73  312.20
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional riders               101.01  124.88   111.33   239.76        21.01    64.88   111.33  239.76
   optional MAV and EEP                                106.65  141.83   139.62   296.32        26.65    81.83   139.62  296.32
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders               123.56  191.53   220.63   448.46        43.56   131.53   220.63  448.46
   optional MAV and EEP                                129.20  207.72   246.39   493.78        49.20   147.72   246.39  493.78
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders               101.22  125.50   112.37   241.88        21.22    65.50   112.37  241.88
   optional MAV and EEP                                106.86  142.44   140.64   298.32        26.86    82.44   140.64  298.32
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders               102.76  130.14   120.15   257.58        22.76    70.14   120.15  257.58
   optional MAV and EEP                                108.39  147.03   148.23   313.18        28.39    87.03   148.23  313.18
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                99.99  121.78   106.12   229.15        19.99    61.78   106.12  229.15
   optional MAV and EEP                                105.63  138.76   134.53   286.26        25.63    78.76   134.53  286.26
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders               106.34  140.91   138.09   293.31        26.34    80.91   138.09  293.31
   optional MAV and EEP                                111.98  157.68   165.77   347.02        31.98    97.68   165.77  347.02
Wanger International Small Cap
   base contract with no optional riders               105.22  137.54   132.48   282.21        25.22    77.54   132.48  282.21
   optional MAV and EEP                                110.85  154.34   160.28   336.51        30.85    94.34   160.28  336.51
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders               100.71  123.95   109.77   236.59        20.71    63.95   109.77  236.59
   optional MAV and EEP                                106.34  140.91   138.09   293.31        26.34    80.91   138.09  293.31
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders               100.81  124.26   110.29   237.65        20.81    64.26   110.29  237.65
   optional MAV and EEP                                106.45  141.22   138.60   294.32        26.45    81.22   138.60  294.32


--------------------------------------------------------------------------------
43 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                             full surrender at the         no surrender or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders              $100.81 $124.26  $110.29  $237.65       $20.81   $64.26  $110.29 $237.65
   optional MAV and EEP                                106.45  141.22   138.60   294.32        26.45    81.22   138.60  294.32
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               102.86  130.45   120.66   258.61        22.86    70.45   120.66  258.61
   optional MAV and EEP                                108.50  147.34   148.74   314.17        28.50    87.34   148.74  314.17

* In these examples for RAVA Select and RAVA Select Texas, the $30 contract administrative charge is approximated as a 0.030% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
44 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of this financial statement.

Year ended Dec. 31,                                                                         2001            2000       1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount BC1(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage
Fund)
Accumulation unit value at beginning of period                                             $0.98           $1.11      $1.00
Accumulation unit value at end of period                                                   $0.81           $0.98      $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   49,897          43,161      8,145
Ratio of operating expense to average net assets                                           0.95%           0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount BC2(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage
Fund)
Accumulation unit value at beginning of period                                             $0.99           $1.11      $1.00
Accumulation unit value at end of period                                                   $0.82           $0.99      $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   41,083          32,624      7,503
Ratio of operating expense to average net assets                                           0.75%           0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD1(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                             $1.06           $1.01      $1.00
Accumulation unit value at end of period                                                   $1.13           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                  106,760          43,920     11,675
Ratio of operating expense to average net assets                                           0.95%           0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD2(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                             $1.06           $1.01      $1.00
Accumulation unit value at end of period                                                   $1.13           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   83,968          30,783      7,186
Ratio of operating expense to average net assets                                           0.75%           0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR1(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource
Fund)
Accumulation unit value at beginning of period                                             $0.93           $1.14      $1.00
Accumulation unit value at end of period                                                   $0.76           $0.93      $1.14
Number of accumulation units outstanding at end of period (000 omitted)                   26,779          22,159      3,227
Ratio of operating expense to average net assets                                           0.95%           0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR2(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource
Fund)
Accumulation unit value at beginning of period                                             $0.93           $1.14      $1.00
Accumulation unit value at end of period                                                   $0.76           $0.93      $1.14
Number of accumulation units outstanding at end of period (000 omitted)                   26,327          24,003      5,333
Ratio of operating expense to average net assets                                           0.75%           0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM1(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management
Fund)
Accumulation unit value at beginning of period                                             $1.06           $1.01      $1.00
Accumulation unit value at end of period                                                   $1.09           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                  265,455         203,922     87,424
Ratio of operating expense to average net assets                                           0.95%           0.95%      0.95%
Simple yield(2)                                                                            0.66%              --         --
Compound yield(2)                                                                          0.66%              --         --
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM2(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management
Fund)
Accumulation unit value at beginning of period                                             $1.06           $1.01      $1.00
Accumulation unit value at end of period                                                   $1.09           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                  243,870         171,785     65,522
Ratio of operating expense to average net assets                                           0.75%           0.75%      0.75%
Simple yield(2)                                                                            0.83%              --         --
Compound yield(2)                                                                          0.83%              --         --
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE1(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified
Equity Income Fund)
Accumulation unit value at beginning of period                                             $1.01           $1.03      $1.00
Accumulation unit value at end of period                                                   $1.02           $1.01      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   41,299          14,227      3,441
Ratio of operating expense to average net assets                                           0.95%           0.95%      0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE2(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified
Equity Income Fund)
Accumulation unit value at beginning of period                                             $1.01           $1.03      $1.00
Accumulation unit value at end of period                                                   $1.02           $1.01      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   43,328          12,124      3,149
Ratio of operating expense to average net assets                                           0.75%           0.75%      0.75%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
45 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM1(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets
Fund)
Accumulation unit value at beginning of period                                              $0.74         $1.00          --
Accumulation unit value at end of period                                                    $0.72         $0.74          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,542           693          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM2(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets
Fund)
Accumulation unit value at beginning of period                                              $0.74         $1.00          --
Accumulation unit value at end of period                                                    $0.72         $0.74          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,789           906          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES1(4) (Investing in shares of AXP(R) Variable Portfolio - Equity Select Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.99            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,238            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES2(4) (Investing in shares of AXP(R) Variable Portfolio - Equity Select Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.00            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,489            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI1(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                              $0.91         $1.01       $1.00
Accumulation unit value at end of period                                                    $0.94         $0.91       $1.01
Number of accumulation units outstanding at end of period (000 omitted)                    88,813        52,655      10,137
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI2(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                              $0.91         $1.01       $1.00
Accumulation unit value at end of period                                                    $0.95         $0.91       $1.01
Number of accumulation units outstanding at end of period (000 omitted)                    58,348        31,722       7,774
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI1(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income
Fund)
Accumulation unit value at beginning of period                                              $1.08         $1.00       $1.00
Accumulation unit value at end of period                                                    $1.13         $1.08       $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    56,966        24,654      12,796
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI2(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income
Fund)
Accumulation unit value at beginning of period                                              $1.08         $1.00       $1.00
Accumulation unit value at end of period                                                    $1.14         $1.08       $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    50,510        16,258      11,135
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB1(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                              $1.02         $1.00       $1.00
Accumulation unit value at end of period                                                    $1.03         $1.02       $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    23,970        14,137       2,368
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB2(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                              $1.03         $1.00       $1.00
Accumulation unit value at end of period                                                    $1.03         $1.03       $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    16,572         8,968       1,552
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR1(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                              $0.94         $1.18       $1.00
Accumulation unit value at end of period                                                    $0.64         $0.94       $1.18
Number of accumulation units outstanding at end of period (000 omitted)                   130,764       106,410      13,813
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR2(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                              $0.95         $1.18       $1.00
Accumulation unit value at end of period                                                    $0.65         $0.95       $1.18
Number of accumulation units outstanding at end of period (000 omitted)                   129,186        97,754      16,891
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
46 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE1(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                              $0.95         $1.27       $1.00
Accumulation unit value at end of period                                                    $0.67         $0.95       $1.27
Number of accumulation units outstanding at end of period (000 omitted)                    18,664        15,670       2,173
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE2(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                              $0.95         $1.27       $1.00
Accumulation unit value at end of period                                                    $0.67         $0.95       $1.27
Number of accumulation units outstanding at end of period (000 omitted)                    15,821        13,967       2,575
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF1(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                              $1.05         $1.09       $1.00
Accumulation unit value at end of period                                                    $0.93         $1.05       $1.09
Number of accumulation units outstanding at end of period (000 omitted)                    53,096        39,810       6,539
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF2(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                              $1.05         $1.09       $1.00
Accumulation unit value at end of period                                                    $0.94         $1.05       $1.09
Number of accumulation units outstanding at end of period (000 omitted)                    37,760        28,348       5,220
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND1(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions
Fund(R))
Accumulation unit value at beginning of period                                              $1.07         $1.19       $1.00
Accumulation unit value at end of period                                                    $0.88         $1.07       $1.19
Number of accumulation units outstanding at end of period (000 omitted)                   307,320       219,316      32,483
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND2(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions
Fund(R))
Accumulation unit value at beginning of period                                              $1.07         $1.19       $1.00
Accumulation unit value at end of period                                                    $0.89         $1.07       $1.19
Number of accumulation units outstanding at end of period (000 omitted)                   276,054       177,036      31,537
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV1(5) (Investing in shares of AXP(R) Variable Portfolio - Partners Small
Cap Value Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.07            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     6,314            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV2(5) (Investing in shares of AXP(R) Variable Portfolio - Partners Small
Cap Value Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.07            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     6,885            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV1(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                              $0.91         $1.00          --
Accumulation unit value at end of period                                                    $0.79         $0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                    40,575        14,084          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV2(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                              $0.91         $1.00          --
Accumulation unit value at end of period                                                    $0.79         $0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                    35,957         9,812          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC1(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap
Advantage Fund)
Accumulation unit value at beginning of period                                              $1.16         $1.12       $1.00
Accumulation unit value at end of period                                                    $1.07         $1.16       $1.12
Number of accumulation units outstanding at end of period (000 omitted)                    24,346        16,349       3,029
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC2(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap
Advantage Fund)
Accumulation unit value at beginning of period                                              $1.16         $1.12       $1.00
Accumulation unit value at end of period                                                    $1.08         $1.16       $1.12
Number of accumulation units outstanding at end of period (000 omitted)                    22,792        14,830       2,970
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
47 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount ST1(6) (Investing in shares of AXP(R) Variable Portfolio - Stock Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       517            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ST2(6) (Investing in shares of AXP(R) Variable Portfolio - Stock Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.97            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       628            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA1(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund)
Accumulation unit value at beginning of period                                              $1.21         $1.51       $1.00
Accumulation unit value at end of period                                                    $0.81         $1.21       $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    65,574        58,414       3,901
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA2(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund)
Accumulation unit value at beginning of period                                              $1.22         $1.51       $1.00
Accumulation unit value at end of period                                                    $0.81         $1.22       $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    58,748        46,978       4,470
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AC(6) (Investing in shares of AIM V.I. Capital Appreciation Fund,
Series II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,711            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AC(6) (Investing in shares of AIM V.I. Capital Appreciation Fund,
Series II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,710            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AD(6) (Investing in shares of AIM V.I. Capital Development Fund,
Series II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,224            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AD(6) (Investing in shares of AIM V.I. Capital Development Fund,
Series II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,459            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AB(6) (Investing in shares of Alliance VP AllianceBernstein International
Value Portfolio (Class B))
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       790            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AB(6) (Investing in shares of Alliance VP AllianceBernstein International
Value Portfolio (Class B))
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       805            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AL(6) (Investing in shares of Alliance VP Growth and Income Portfolio
(Class B))
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     4,363            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AL(6) (Investing in shares of Alliance VP Growth and Income Portfolio
(Class B))
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     5,550            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
48 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AI(6) (Investing in shares of American Century(R) VP International, Class II)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.93            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,927            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AI(6) (Investing in shares of American Century(R) VP International, Class II)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.93            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,950            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AV(6) (Investing in shares of American Century(R) VP Value, Class II)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.04            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     7,298            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AV(6) (Investing in shares of American Century(R) VP Value, Class II)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.04            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     7,356            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SR(3) (Investing in shares of Calvert Variable Series, Inc. Social
Balanced Portfolio)
Accumulation unit value at beginning of period                                              $0.96         $1.00          --
Accumulation unit value at end of period                                                    $0.89         $0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                     6,090         1,693          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SR(3) (Investing in shares of Calvert Variable Series, Inc. Social
Balanced Portfolio)
Accumulation unit value at beginning of period                                              $0.96         $1.00          --
Accumulation unit value at end of period                                                    $0.89         $0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                     4,490         1,283          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1CG(6) (Investing in shares of Evergreen VA Capital Growth Fund -
Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.95            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,015            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2CG(6) (Investing in shares of Evergreen VA Capital Growth Fund -
Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.95            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,570            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FG(6) (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio
Service Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.00            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     8,177            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FG(6) (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio
Service Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.00            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     6,363            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FM(6) (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio
Service Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.04            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     6,689            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FM(6) (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio
Service Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $1.04            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     6,903            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
49 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FO(6) (Investing in shares of Fidelity(R) VIP Overseas Portfolio
Service Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.94            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,157            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FO(6) (Investing in shares of Fidelity(R) VIP Overseas Portfolio
Service Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.95            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,147            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)
Accumulation unit value at beginning of period                                              $1.25         $0.96       $1.00
Accumulation unit value at end of period                                                    $1.33         $1.25       $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    19,803         6,181         683
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)
Accumulation unit value at beginning of period                                              $1.25         $0.96       $1.00
Accumulation unit value at end of period                                                    $1.34         $1.25       $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    24,477         6,879         885
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SI(1) (Investing in shares of FTVIPT Franklin Small Cap Value
Securities Fund - Class 2)
(previously FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                              $1.19         $0.96       $1.00
Accumulation unit value at end of period                                                    $1.34         $1.19       $0.96
Number of accumulation units outstanding at end of period (000 omitted)                     9,584         2,897         590
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SI(1) (Investing in shares of FTVIPT Franklin Small Cap Value
Securities Fund - Class 2)
(previously FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                              $1.19         $0.96       $1.00
Accumulation unit value at end of period                                                    $1.35         $1.19       $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    10,800         2,846         586
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MS(6) (Investing in shares of FTVIPT Mutual Shares Securities Fund -
Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,114            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MS(6) (Investing in shares of FTVIPT Mutual Shares Securities Fund -
Class 2)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.97            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       942            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                              $0.99         $1.10       $1.00
Accumulation unit value at end of period                                                    $0.86         $0.99       $1.10
Number of accumulation units outstanding at end of period (000 omitted)                    71,185        55,239       9,951
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                              $0.99         $1.10       $1.00
Accumulation unit value at end of period                                                    $0.86         $0.99       $1.10
Number of accumulation units outstanding at end of period (000 omitted)                    60,343        42,626       8,981
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                              $1.23         $0.95       $1.00
Accumulation unit value at end of period                                                    $1.37         $1.23       $0.95
Number of accumulation units outstanding at end of period (000 omitted)                    24,711        10,265       2,023
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
50 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                              $1.23         $0.95       $1.00
Accumulation unit value at end of period                                                    $1.37         $1.23       $0.95
Number of accumulation units outstanding at end of period (000 omitted)                    23,748         7,622       1,634
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1ID(6) (Investing in shares of INVESCO VIF - Dynamics Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,426            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2ID(6) (Investing in shares of INVESCO VIF - Dynamics Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,550            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FS(6) (Investing in shares of INVESCO VIF - Financial Services Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       901            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FS(6) (Investing in shares of INVESCO VIF - Financial Services Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.97            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,081            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1TC(6) (Investing in shares of INVESCO VIF - Technology Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.91            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       911            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2TC(6) (Investing in shares of INVESCO VIF - Technology Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.91            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       490            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1TL(6) (Investing in shares of INVESCO VIF - Telecommunications Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.84            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       614            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2TL(6) (Investing in shares of INVESCO VIF - Telecommunications Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.84            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       404            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1GT(3) (Investing in shares of Janus Aspen Series Global Technology
Portfolio: Service Shares)
Accumulation unit value at beginning of period                                              $0.68         $1.00          --
Accumulation unit value at end of period                                                    $0.42         $0.68          --
Number of accumulation units outstanding at end of period (000 omitted)                    34,050        22,949          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2GT(3) (Investing in shares of Janus Aspen Series Global Technology
Portfolio: Service Shares)
Accumulation unit value at beginning of period                                              $0.68         $1.00          --
Accumulation unit value at end of period                                                    $0.43         $0.68          --
Number of accumulation units outstanding at end of period (000 omitted)                    34,767        20,288          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1IG(3) (Investing in shares of Janus Aspen Series International
Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                              $0.80         $1.00          --
Accumulation unit value at end of period                                                    $0.61         $0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                    64,147        29,251          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
51 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2IG(3) (Investing in shares of Janus Aspen Series International
Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                              $0.80         $1.00          --
Accumulation unit value at end of period                                                    $0.61         $0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                    60,527        25,763          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1IP(1) (Investing in shares of Lazard Retirement International Equity
Portfolio)
Accumulation unit value at beginning of period                                              $0.96         $1.07       $1.00
Accumulation unit value at end of period                                                    $0.72         $0.96       $1.07
Number of accumulation units outstanding at end of period (000 omitted)                    19,727        10,774       2,504
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2IP(1) (Investing in shares of Lazard Retirement International Equity
Portfolio)
Accumulation unit value at beginning of period                                              $0.96         $1.07       $1.00
Accumulation unit value at end of period                                                    $0.72         $0.96       $1.07
Number of accumulation units outstanding at end of period (000 omitted)                    15,860         7,958       1,981
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series -
Service Class)
Accumulation unit value at beginning of period                                              $0.90         $1.00          --
Accumulation unit value at end of period                                                    $0.67         $0.90          --
Number of accumulation units outstanding at end of period (000 omitted)                    51,051        21,973          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series -
Service Class)
Accumulation unit value at beginning of period                                              $0.91         $1.00          --
Accumulation unit value at end of period                                                    $0.68         $0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                    50,212        19,521          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                              $0.96         $1.00          --
Accumulation unit value at end of period                                                    $0.90         $0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                    36,822        15,060          --
Ratio of operating expense to average net assets                                            0.95%         0.95%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                              $0.96         $1.00          --
Accumulation unit value at end of period                                                    $0.90         $0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                    34,072        12,308          --
Ratio of operating expense to average net assets                                            0.75%         0.75%          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1UT(6) (Investing in shares of MFS(R) Utilities Series - Service Class)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.89            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,778            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2UT(6) (Investing in shares of MFS(R) Utilities Series - Service Class)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.89            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,997            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1PE(6) (Investing in shares of Pioneer Equity Income VCT Portfolio -
Class II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.97            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,106            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2PE(6) (Investing in shares of Pioneer Equity Income VCT Portfolio -
Class II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,316            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1EU(6) (Investing in shares of Pioneer Europe VCT Portfolio - Class
II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       143            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2EU(6) (Investing in shares of Pioneer Europe VCT Portfolio - Class
II Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                       121            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1HS(6) (Investing in shares of Putnam VT Health Sciences Fund -
Class IB Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,743            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2HS(6) (Investing in shares of Putnam VT Health Sciences Fund -
Class IB Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.98            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,137            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1PI(6) (Investing in shares of Putnam VT International Growth Fund -
Class IB Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,180            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2PI(6) (Investing in shares of Putnam VT International Growth Fund -
Class IB Shares)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.96            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,460            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                                              $1.29         $1.36       $1.00
Accumulation unit value at end of period                                                    $0.85         $1.29       $1.36
Number of accumulation units outstanding at end of period (000 omitted)                    87,722        68,407       7,245
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                                              $1.29         $1.36       $1.00
Accumulation unit value at end of period                                                    $0.85         $1.29       $1.36
Number of accumulation units outstanding at end of period (000 omitted)                    74,819        49,764       5,084
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SO(6) (Investing in shares of Strong Opportunity Fund II - Advisor Class)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.99            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     3,747            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SO(6) (Investing in shares of Strong Opportunity Fund II - Advisor Class)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.99            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     3,701            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                              $1.08         $1.51       $1.00
Accumulation unit value at end of period                                                    $0.84         $1.08       $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    30,297        21,844       1,343
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                              $1.08         $1.51       $1.00
Accumulation unit value at end of period                                                    $0.85         $1.08       $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    27,818        18,245       1,234
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
53 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SP(1) (Investing in shares of Wanger U.S. Smaller Companies)
(previously Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                              $1.05         $1.15       $1.00
Accumulation unit value at end of period                                                    $1.15         $1.05       $1.15
Number of accumulation units outstanding at end of period (000 omitted)                    46,456        29,881       2,723
Ratio of operating expense to average net assets                                            0.95%         0.95%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SP(1) (Investing in shares of Wanger U.S. Smaller Companies)
(previously Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                              $1.05         $1.15       $1.00
Accumulation unit value at end of period                                                    $1.16         $1.05       $1.15
Number of accumulation units outstanding at end of period (000 omitted)                    40,791        23,813       2,476
Ratio of operating expense to average net assets                                            0.75%         0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AA(4) (Investing in shares of Wells Fargo VT Asset Allocation Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.97            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     3,224            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AA(4) (Investing in shares of Wells Fargo VT Asset Allocation Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.97            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     3,799            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1WI(4) (Investing in shares of Wells Fargo VT International Equity Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.90            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,031            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2WI(4) (Investing in shares of Wells Fargo VT International Equity Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.90            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     1,200            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SG(4) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.94            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,230            --          --
Ratio of operating expense to average net assets                                            0.95%            --          --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SG(4) (Investing in shares of Wells Fargo VT Small Cap Growth Fund)
Accumulation unit value at beginning of period                                              $1.00            --          --
Accumulation unit value at end of period                                                    $0.94            --          --
Number of accumulation units outstanding at end of period (000 omitted)                     2,060            --          --
Ratio of operating expense to average net assets                                            0.75%            --          --
----------------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3)  Operations commenced on May 1, 2000.
(4)  Operations commenced on May 1, 2001.
(5)  Operations commenced on Aug. 14, 2001.
(6)  Operations commenced on Aug. 13, 2001.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


--------------------------------------------------------------------------------
54 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o   contract administrative charge,

o   applicable mortality and expense risk fee,

o   Maximum Anniversary Value Death Benefit Rider fee,

o   Enhanced Earnings Plus Death Benefit Rider fee, and

o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
55 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
BC1 BC2         BC4 BC5      AXP(R) Variable    Objective: long-term total return exceeding    IDS Life, investment manager;
                             Portfolio - Blue   that of the U.S. stock market. Invests         American Express Financial
                             Chip Advantage     primarily in blue chip stocks. Blue chip       Corporation (AEFC), investment
                             Fund               stocks are issued by companies with a market   adviser.
                                                capitalization of at least $1
                                                billion, an established
                                                management, a history of
                                                consistent earnings and a
                                                leading position within their
                                                respective industries.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
BD1 BD2         BD4 BD5      AXP(R) Variable    Objective: high level of current income        IDS Life, investment manager;
                             Portfolio - Bond   while conserving the value of the investment   AEFC, investment adviser.
                             Fund               and continuing a high level of income for
                                                the longest time period. Invests primarily
                                                in bonds and other debt obligations.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
CR1 CR2         CR4 CR5      AXP(R) Variable    Objective: capital appreciation. Invests       IDS Life, investment manager;
                             Portfolio -        primarily in U.S. common stocks and other      AEFC, investment adviser.
                             Capital Resource   securities convertible into common
                             Fund               stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
CM1 CM2         CM4 CM5      AXP(R) Variable    Objective: maximum current income consistent   IDS Life, investment manager;
                             Portfolio - Cash   with liquidity and stability of principal.     AEFC, investment adviser.
                             Management Fund    Invests primarily in money market securities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
DE1 DE2         DE4 DE5      AXP(R) Variable    Objective: a high level of current income      IDS Life, investment manager;
                             Portfolio -        and, as a secondary goal, steady growth        of AEFC, investment adviser.
                             Diversified        capital. Invests primarily in
                             Equity Income      dividend-paying common and preferred stocks.
                             Fund
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
EM1 EM2         EM4 EM5      AXP(R) Variable    Objective: long-term capital growth. Invests   IDS Life, investment manager;
                             Portfolio -        primarily in equity securities of companies    AEFC, investment advisor;
                             Emerging Markets   in emerging market countries.                  American Express Asset
                             Fund                                                              Management International, Inc.,
                                                                                               a wholly-owned subsidiary of
                                                                                               AEFC, is the sub-adviser.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
ES1 ES2         ES4 ES5      AXP(R) Variable    Objective: growth of capital. Invests          IDS Life, investment manager;
                             Portfolio -        primarily in equity securities of              AEFC, investment adviser.
                             Equity Select      medium-sized companies.
                             Fund
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
EI1 EI2         EI4 EI5      AXP(R) Variable    Objective: high current income, with capital   IDS Life, investment manager;
                             Portfolio -        growth as a secondary objective. Invests       AEFC, investment adviser.
                             Extra Income Fund  primarily in high-yielding, high-risk
                                                corporate bonds (junk bonds) issued by U.S.
                                                and foreign companies and governments.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

--------------------------------------------------------------------------------
56 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
FI1 FI2         FI4 FI5      AXP(R) Variable    Objective: a high level of current income      IDS Life, investment manager;
                             Portfolio -        and safety of principal consistent with an     AEFC, investment adviser.
                             Federal Income     investment in U.S. government and government
                             Fund               agency securities. Invests primarily in debt
                                                obligations issued or guaranteed as to
                                                principal and interest by the U.S.
                                                government, its agencies or
                                                instrumentalities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
GB1 GB2         GB4 GB5      AXP(R) Variable    Objective: high total return through income    IDS Life, investment manager;
                             Portfolio -        and growth of capital. Non-diversified fund    AEFC, investment adviser.
                             Global Bond Fund   that invests primarily in debt obligations
                                                of U.S. and foreign issuers.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
GR1 GR2         GR4 GR5      AXP(R) Variable    Objective: long-term capital growth. Invests   IDS Life, investment manager;
                             Portfolio -        primarily in common stocks and securities      AEFC, investment adviser.
                             Growth Fund        convertible into common stocks that appear
                                                to offer growth opportunities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
IE1 IE2         IE4 IE5      AXP(R) Variable    Objective: capital appreciation. Invests       IDS Life, investment manager;
                             Portfolio -        primarily in common stocks or convertible      AEFC, investment adviser.
                             International      securities of foreign issuers that offer       American Express Asset
                             Fund               strong growth potential.                       Management International, Inc.,
                                                                                               a wholly-owned subsidiary of
                                                                                               AEFC, is the sub-adviser.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
MF1 MF2         MF4 MF5      AXP(R) Variable    Objective: maximum total investment return     IDS Life, investment manager;
                             Portfolio -        through a combination of capital growth and    AEFC, investment adviser.
                             Managed Fund       current income. Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
ND1 ND2         ND4 ND5      AXP(R) Variable    Objective: long-term growth of capital.        IDS Life, investment manager;
                             Portfolio - New    Invests primarily in common stocks showing     AEFC, investment adviser.
                             Dimensions         potential for significant growth.
                             Fund(R)
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
SV1 SV2         SV4 SV5      AXP(R) Variable    Objective: long term capital appreciation.     IDS Life, investment manager;
                             Portfolio -        Non-diversified fund that invests primarily    AEFC, investment adviser; Royce
                             Partners Small     in equity securities.                          & Associates, LLC, Third Avenue
                             Cap Value Fund                                                    Management LLC and National City
                                                                                               Investment Management Company,
                                                                                               sub-advisers.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
IV1 IV2         IV4 IV5      AXP(R) Variable    Objective: long-term capital appreciation.     IDS Life, investment manager;
                             Portfolio - S&P    Non-diversified fund that invests primarily    AEFC, investment adviser.
                             500 Index Fund     in securities that are expected to provide
                                                investment results that correspond to the
                                                performance of the S&P 500 Index.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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57  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
SC1 SC2         SC4 SC5      AXP(R) Variable    Objective: long-term capital growth. Invests   IDS Life, investment manager;
                             Portfolio -        primarily in equity stocks of small            AEFC, investment adviser;
                             Small Cap          companies that are often included in the       Kenwood Capital Management LLC,
                             Advantage Fund     Russell 2000 Index and/or have market          sub-adviser.
                                                capitalization under $2 billion.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
ST1 ST2         ST4 ST5      AXP(R) Variable    Objective: current income and growth of        IDS Life, investment manager;
                             Portfolio -        capital. Invests primarily in common stocks    AEFC, investment adviser.
                             Stock Fund         and securities convertible into common stock.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
SA1 SA2         SA4 SA5      AXP(R) Variable    Objective: capital appreciation. Invests       IDS Life, investment manager;
                             Portfolio -        primarily in equity securities of growth       AEFC, investment adviser.
                             Strategy           companies.
                             Aggressive Fund
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1AC 2AC         4AC 5AC      AIM V.I. Capital   Objective: growth of capital. Invests          A I M Advisors, Inc.
                             Appreciation       principally in common stocks of companies
                             Fund, Series II    likely to benefit from new or innovative
                             Shares             products, services or processes as well as
                                                those with above-average long-term growth
                                                and excellent prospects for future growth.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AD 2AD         4AD 5AD      AIM V.I. Capital   Objective: long term growth of capital.        A I M Advisors, Inc.
                             Development        Invests primarily in securities (including
                             Fund, Series II    common stocks, convertible securities and
                             Shares             bonds) of small- and medium-sized companies.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AB 2AB         4AB 5AB      Alliance VP        Objective: long-term growth of capital.        Alliance Capital Management,
                             AllianceBernstein  Invests primarily in a diversified portfolio   L.P.
                             International      of foreign equity securities.
                             Value Portfolio
                             (Class B)
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AL 2AL         4AL 5AL      Alliance VP        Objective: reasonable current income and       Alliance Capital Management,
                             Growth and         reasonable appreciation. Invests primarily     L.P.
                             Income Portfolio in dividend-paying common stocks
                             of good (Class B) quality.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AI 2AI         4AI 5AI      American           Objective: long term capital growth. Invests   American Century Investment
                             Century(R) VP      primarily in stocks of growing foreign         Management, Inc.
                             International,     companies in developed countries.
                             Class II
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1AV 2AV         4AV 5AV      American           Objective: long-term capital growth, with      American Century Investment
                             Century(R) VP      income as a secondary objective. Invests       Management, Inc.
                             Value, Class II    primarily in stocks of companies that
                                                management believes to be undervalued at the
                                                time of purchase.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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58  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SR 2SR         4SR 5SR      Calvert Variable   Objective: income and capital growth.          Calvert Asset Management
                             Series, Inc.       Invests primarily in stocks, bonds and money   Company, Inc. (CAMCO),
                             Social Balanced    market instruments which offer income and      investment adviser. SSgA Funds
                             Portfolio          capital growth opportunity and which satisfy   Management, Inc. and Brown
                                                the investment and social criteria.            Capital Management are the
                                                                                               investment subadvisers.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1CG 2CG         4CG 5CG      Evergreen VA       Objective: long-term capital growth. The       Evergreen Investment Management
                             Capital Growth     fund seeks to achieve its goal by investing    Company, LLC. Pilgrim Baxter
                             Fund - Class 2     primarily in common stocks of large U.S.       Value Investors, Inc. is the
                                                companies, which the portfolio managers        sub-investment adviser.
                                                believe have the potential for capital
                                                growth over the intermediate- and long-term.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FG 2FG         4FG 5FG      Fidelity(R) VIP    Strategy: high total return through a          Fidelity Management & Research
                             Growth & Income    combination of current income and capital      Company (FMR), investment
                             Portfolio          appreciation. Normally invests a majority of   manager; FMR U.K. and FMR Far
                             Service Class 2    assets in common stocks with a focus on        East, sub-investment advisers.
                                                those that pay current dividends and show
                                                potential for capital appreciation.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FM 2FM         4FM 5FM      Fidelity(R) VIP    Strategy: long-term growth of capital.         FMR, investment manager; FMR
                             Mid Cap            Normally invests at least 80% of assets in     U.K. and FMR Far East,
                             Portfolio          companies with medium market capitalization    sub-investment advisers.
                             Service Class 2    common stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FO 2FO         4FO 5FO      Fidelity(R) VIP    Strategy: long-term growth of capital.         FMR, investment manager; FMR
                             Overseas           Invests primarily in common stocks of          U.K., FMR Far East, Fidelity
                             Portfolio          foreign securities.                            International Investment
                             Service Class 2                                                   Advisors (FIIA) and FIIA U.K.,
                                                                                               sub-investment advisers.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1RE 2RE         4RE 5RE      FTVIPT Franklin    Objective: capital appreciation with a         Franklin Advisers, Inc.
                             Real Estate Fund   secondary goal to earn current income.
                             - Class 2          Invests at least 80% of its net assets in
                                                investments of companies
                                                operating in the real estate
                                                industry. The Fund invests
                                                primarily in equity real estate
                                                investment trusts (REITs).
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SI 2SI         4SI 5SI      FTVIPT Franklin    Objective: long-term total return. Invests     Franklin Advisory Services, LLC
                             Small Cap Value    at least 80% of its net assets in
                             Securities Fund    investments of small capitalization
                             - Class 2          companies. For this Fund, small
                             (previously        capitalization companies are those that have
                             FTVIPT Franklin    a market cap not exceeding $2.5 billion, at
                             Value Securities   the time of purchase. Invests primarily in
                             Fund - Class 2)    equity securities of companies manager
                                                believes are selling
                                                substantially below the
                                                underlying value of their assets
                                                or their private market value.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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59  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1MS 2MS         4MS 5MS      FTVIPT Mutual      Objective: capital appreciation with income    Franklin Mutual Advisers, LLC
                             Shares             as a secondary goal. Invests primarily in
                             Securities Fund    equity securities of companies that the
                             - Class 2          manager believes are available at market
                                                prices less than their value
                                                based on certain recognized or
                                                objective criteria (intrinsic
                                                value).
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1UE 2UE         4UE 5UE      Goldman Sachs      Objective: seeks long-term growth of capital   Goldman Sachs Asset Management
                             VIT CORE(SM)       and dividend income. Invests, under normal
                             U.S. Equity Fund   circumstances, at least 90% of its total
                                                assets (not including securities
                                                lending collateral and any
                                                investment of that collateral)
                                                measured at time of purchase, in
                                                a broadly diversified portfolio
                                                of large-cap and blue chip
                                                equity investments representing
                                                all major sectors of the U.S.
                                                economy.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1MC 2MC         4MC 5MC      Goldman Sachs      Objective: seeks long-term capital             Goldman Sachs Asset Management
                             VIT Mid Cap        appreciation. Invests, under normal
                             Value Fund         circumstances, at least 80% of its net
                                                assets plus any borrowing for
                                                investment purposes (measured at
                                                time of purchase) in a
                                                diversified portfolio of equity
                                                investments in
                                                mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies
                                                constituting the Russell Midcap
                                                Value index at the time of
                                                investment.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1ID 2ID         4ID 5ID      INVESCO VIF -      Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                             Dynamics Fund      Invests primarily in common stocks of
                                                mid-sized companies - companies
                                                included in the Russell Mid-Cap
                                                Growth Index at the time of
                                                purchase, or if not included in
                                                that Index, those with market
                                                capitalizations between $2.5
                                                billion and $15 billion at the
                                                time of purchase. The Fund also
                                                has the flexibility to invest in
                                                other types of securities,
                                                including preferred stocks,
                                                convertible securities and
                                                bonds.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

--------------------------------------------------------------------------------
60 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1FS 2FS         4FS 5FS      INVESCO VIF -      Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                             Financial          Aggressively managed. Invests at least 80%
                             Services Fund      of its assets in the equity securities and
                                                equity-related instruments of
                                                companies involved in the
                                                financial services sector. These
                                                companies include but are not
                                                limited to, banks, insurance
                                                companies, and investment and
                                                miscellaneous industries (asset
                                                managers, brokerage firms,
                                                government-sponsored agencies
                                                and suppliers to financial
                                                services companies).
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1TC 2TC         4TC 5TC      INVESCO VIF -      Objective: long-term growth of capital. The    INVESCO Funds Group, Inc.
                             Technology Fund    Fund is aggressively managed. Invests at
                                                least 80% of its assets in
                                                equity securities and
                                                equity-related instruments of
                                                companies engaged in
                                                technology-related industries.
                                                These include, but are not
                                                limited to, applied technology,
                                                biotechnology, communications,
                                                computers, electronics,
                                                Internet, IT services and
                                                consulting, software,
                                                telecommunications equipment and
                                                services, IT infrastructure, and
                                                networking companies. Many of
                                                these products and services are
                                                subject to rapid obsolescence,
                                                which may lower the market value
                                                of securities of the companies
                                                in this sector.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1TL 2TL         4TL 5TL      INVESCO VIF -      Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                             Telecommunications Current income is a secondary objective. The
                             Fund               Fund is aggressively managed. Invests at
                                                least 80% of its assets in
                                                equity securities and
                                                equity-related instruments of
                                                companies involved in the
                                                design, development manufacture,
                                                distribution or sale of
                                                communications services and
                                                equipment, and companies that
                                                are involved in supplying
                                                equipment or services to such
                                                companies. The
                                                telecommunications sector
                                                includes companies that offer
                                                telephone services, wireless
                                                communications, satellite
                                                communications, television and
                                                movie programming, broadcasting
                                                and Internet access.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------


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61  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1GT 2GT         4GT 5GT      Janus Aspen        Objective: long-term growth of capital.        Janus Capital
                             Series Global      Non-diversified mutual fund that invests,
                             Technology         under normal circumstances, at least 80% of
                             Portfolio:         its net assets in securities of companies
                             Service Shares     that the portfolio manager believes will
                                                benefit significantly from advances or
                                                improvements in technology. It implements
                                                this policy by investing primarily in equity
                                                securities of U.S. and foreign companies
                                                selected for their growth potential.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1IG 2IG         4IG 5IG      Janus Aspen        Objective: long-term growth of capital.        Janus Capital
                             Series             Invests, under normal circumstances, at
                             International      least 80% of its net assets in securities of
                             Growth             issuers from at least five different
                             Portfolio:         countries, excluding the United States.
                             Service Shares     Although the Portfolio intends to invest
                                                substantially all of its assets
                                                in issuers located outside the
                                                United States, it may at times
                                                invest in U.S. issuers and it
                                                may at times invest all of its
                                                assets in fewer than five
                                                countries or even a single
                                                country.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1IP 2IP         4IP 5IP      Lazard             Objective: long-term capital appreciation.     Lazard Asset Management
                             Retirement         Invests primarily in equity securities,
                             International      principally common stocks of relatively
                             Equity Portfolio   large non-U.S. companies with market
                                                capitalizations in the range of
                                                the Morgan Stanley Capital
                                                International (MSCI) Europe,
                                                Australia and Far East (EAFE(R))
                                                Index that the Investment
                                                Manager believes are undervalued
                                                based on their earnings, cash
                                                flow or asset values.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1MG 2MG         4MG 5MG      MFS(R) Investors   Objective: long-term growth of capital and     MFS Investment Management(R)
                             Growth Stock       future income. Invests at least 80% of its
                             Series - Service   total assets in common stocks and related
                             Class              securities of companies which MFS(R)
                                                believes offer better than average prospects
                                                for long-term growth.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1MD 2MD         4MD 5MD      MFS(R) New         Objective: capital appreciation. Invests       MFS Investment Management(R)
                             Discovery Series   primarily in equity securities of emerging
                             - Service Class    growth companies.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1UT 2UT         4UT 5UT      MFS(R) Utilities   Objective: capital growth and current          MFS Investment Management(R)
                             Series - Service   income. Invests primarily in equity and debt
                             Class              securities of domestic and foreign companies
                                                in the utilities industry.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

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62  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1PE 2PE         4PE 5PE      Pioneer Equity     Objective: current income and long-term        Pioneer Investment Management,
                             Income VCT         growth of capital from a portfolio             Inc.
                             Portfolio -        consisting primarily of income producing
                             Class II Shares    equity securities of U.S. corporations.
                                                Invests primarily in common
                                                stocks, preferred stocks and
                                                interests in real estate
                                                investment trusts (REITs).
                                                Normally, the portfolio invests
                                                at least 80% of its total assets
                                                in income producing equity
                                                securities. The remainder of the
                                                portfolio may be invested in
                                                debt securities, most of which
                                                are expected to be convertible
                                                into common stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1EU 2EU         4EU 5EU      Pioneer Europe     Objective: long-term growth of capital.        Pioneer Investment Management,
                             VCT Portfolio -    Invests primarily in equity securities of      Inc.
                             Class II Shares    European issuers including common stocks,
                                                preferred stocks, rights,
                                                depositary receipts, warrants
                                                and debt securities convertible
                                                into common stock. Normally, the
                                                portfolio invests 80% of its
                                                total assets in equity
                                                securities of European issuers.
                                                The portfolio may also purchase
                                                forward foreign currency
                                                contracts in connection with its
                                                investments.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1HS 2HS         4HS 5HS      Putnam VT Health   Objective: capital appreciation. The fund      Putnam Investment Management,
                             Sciences Fund -    seeks its goal by investing at least 80% of    LLC
                             Class IB Shares    its net assets in common stocks of U.S.
                                                companies in the health sciences industries,
                                                with a focus on growth stocks.

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1PI 2PI         4PI 5PI      Putnam VT          Objective: capital appreciation. The fund      Putnam Investment Management,
                             International      seeks its goal by investing mainly in common   LLC
                             Growth Fund -      stocks of companies outside the United
                             Class IB Shares    States.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1VS 2VS         4VS 5VS      Putnam VT Vista    Objective: capital appreciation. The fund      Putnam Investment Management,
                             Fund - Class IB    seeks its goal by investing mainly in common   LLC
                             Shares             stocks of U.S. companies with a focus on
                                                growth stocks.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SO 2SO         4SO 5SO      Strong             Objective: seeks capital growth. Invests       Strong Capital Management, Inc.
                             Opportunity Fund   primarily in common stocks of medium
                             II - Advisor       capitalization companies that the Fund's
                             Class              managers believe are underpriced, yet have
                                                attractive growth prospects.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

--------------------------------------------------------------------------------
63 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
Subaccount      Subaccount   Investing In       Investment Objectives and Policies             Investment Adviser or Manager
for RAVA        for RAVA
Advantage       Select
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1IT 2IT         4IT 5IT      Wanger             Objective: long-term growth of capital.        Liberty Wanger Asset
                             International      Invests primarily in stocks of small- and      Management, L.P.
                             Small Cap          medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SP 2SP         4SP 5SP      Wanger U.S.        Objective: long-term growth of capital.        Liberty Wanger Asset
                             Smaller            Invests primarily in stocks of small- and      Management, L.P.
                             Companies          medium-size U.S. companies with
                             (previously        capitalizations of less than $5 billion.
                             Wanger U.S.
                             Small Cap)
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------

1AA 2AA         4AA 5AA      Wells Fargo VT     Objective: long-term total return consistent   Wells Fargo Funds Management,
                             Asset Allocation   with reasonable risk. Invests in equity and    LLC, adviser; Wells Capital
                             Fund               fixed-income securities in varying             Management Incorporated,
                                                proportions, with "neutral" target             sub-adviser.
                                                allocation of 60% equity securities and 40%
                                                fixed-income securities. The Fund invests
                                                its equity portion of assets in common
                                                stocks to replicate the S&P 500 Index and
                                                its fixed-income portion of assets in U.S.
                                                Treasury Bonds to replicate the Lehman
                                                Brothers 20+ Treasury Index. The Fund seeks
                                                to maintain a 95% or better performance
                                                correlation with the respective indexes.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1WI 2WI         4WI 5WI      Wells Fargo VT     Objective: total return with an emphasis on    Wells Fargo Funds Management,
                             International      long-term capital appreciation. Invests        LLC, adviser; Wells Capital
                             Equity Fund        primarily in equity securities of non-U.S.     Management Incorporated,
                                                companies based in developed foreign           sub-adviser.
                                                countries or emerging markets.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------
1SG 2SG         4SG 5SG      Wells Fargo VT     Objective: long-term capital appreciation.     Wells Fargo Funds Management,
                             Small Cap Growth   Invests primarily in companies with            LLC, adviser; Wells Capital
                             Fund               above-average growth potential and whose       Management Incorporated,
                                                market capitalization falls within the range   sub-adviser.
                                                of the Russell 2000 Index, which is
                                                considered a small capitalization index.
--------------- ------------ ------------------ ---------------------------------------------- ---------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any

--------------------------------------------------------------------------------
64 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o   the optional Maximum Anniversary Value Death Benefit Rider;(1)

o   the optional Enhanced Earnings Death Benefit Rider;(1)

o   the optional Enhanced Earnings Plus Death Benefit Rider;(1)

o   the fixed account and/or subaccounts in which you want to invest;

o   how you want to make purchase payments;

o   a beneficiary; and

o under RAVA Advantage, the length of the surrender charge period (seven or ten years).(2)


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.


(2) The ten-year surrender charge schedule under RAVA Advantage is not available for contracts issued in Oregon. For RAVA Advantage contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

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

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month
                                                RAVA Advantage   RAVA Select
If paying by any other method:

     initial payment for qualified annuities        $1,000        $ 2,000
     initial payment for nonqualified annuities      2,000         10,000
     for any additional payments                      50             50

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                RAVA Advantage   RAVA Select
For the first year:

     up to age 85                                 $1,000,000       $999,999
     for ages 86 to 90                               100,000        100,000

For each subsequent year:

     up to age 85                                   100,000         100,000
     for ages 86-90                                  50,000          50,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

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We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.  a partial surrender from the fixed account; or

2.  a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


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MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten
(10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon.

Surrender charge under RAVA Advantage:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

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We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

            Seven-year schedule                     Ten-year schedule*
Years from purchase   Surrender charge    Years from purchase   Surrender charge
  payment receipt        percentage         payment receipt        percentage
         1                   7%                 1                      8%
         2                   7                  2                      8
         3                   7                  3                      8
         4                   6                  4                      7
         5                   5                  5                      7
         6                   4                  6                      6
         7                   2                  7                      5
         Thereafter          0                  8                      4
                                                9                      3
                                                10                     2
                                                Thereafter             0


Surrender charge under RAVA Select (except Texas):

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

     Contract year             Surrender charge percentage
         1                                  7%
         2                                  7
         3                                  7
         Thereafter                         0


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Surrender charge under RAVA Select in Texas:
For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                             Surrender charge percentage
                              (as a percentage of purchase payments surrendered)
                                                   in contract year
 Payments made in contract year            1        2        3        Thereafter
         1                                 8%       7%       6%            0%
         2                                          8        7             0
         3                                                   8             0
         Thereafter                                                        0

Partial surrenders under RAVA Advantage and RAVA Select


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

          Amount requested       or      $1,000
         ------------------              ------   = $1,075.27
      1.00 - surrender charge              .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


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Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     --   $10,000 July 1, 2002;

     --   $ 8,000 Dec. 31, 2007;

     --   $ 6,000 Feb. 20, 2010; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

o    The prior anniversary July 1, 2011 contract value was $28,000.

Surrender charge           Explanation
     $  0                  $2,500 is contract earnings surrendered without charge; and
        0                  $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).
                           10% of $28,000 = $2,800 - $2,500 = $300
        0                  $10,000 July 1, 2002 payment was received eight or more years before surrender and is surrendered without surrender charge; and
      480                  $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, surrendered with a 6%
                           surrender charge; and
      420                  $6,000 Feb. 20, 2010 payment is in its second year from receipt, surrendered with a 7%
                           surrender charge.
     ----
     $900

Waiver of surrender charges
We do not assess surrender charges under RAVA Advantage or RAVA Select for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*; and

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);

o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and

o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


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Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

o    a prorated portion of the contract administrative charge;

o a prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if selected);

o a prorated portion of the Enhanced Earnings Death Benefit Rider fee (if selected); and/or

o a prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.

Purchase payment credits under RAVA Advantage
For RAVA Advantage, we add a credit* to your contract in the amount of:

o    1% of each purchase payment received:

     --   if you elect the ten-year surrender charge schedule for your contract;
          or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. RAVA Advantage contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Purchase payment credits under RAVA Select
For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.


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73  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                          Number
                                             Amount    Accumulation    of units
                                    Month   invested    unit value     purchased
By investing an equal number        Jan       $100         $20            5.00
of dollars each month ...           Feb        100          16            6.25
                                    Mar        100           9           11.11
you automatically buy               Apr        100           5           20.00
more units when the                 May        100           7           14.29
per unit market price is low ...    June       100          10           10.00
                                    July       100          15            6.67
and fewer units                     Aug        100          20            5.00
when the per unit                   Sept       100          17            5.88
market price is high.               Oct        100          12            8.33

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
Subject to availability, you can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

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TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o   not accepting telephone or electronic transfer requests;

o   requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge,") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail:

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire:

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    --   the NYSE is closed, except for normal holiday and weekend closings;

    --   trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    -- you are at least age 59 1/2;

    -- you are disabled as defined in the Code;

    -- you severed employment with the employer who purchased the contract; or

    -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;

o   purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or

o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:

                                     PS x DB
                                   ----------
                                       CV

           PS = the partial surrender including any applicable surrender charge.

           DB = the death benefit on the date of (but prior to) the partial surrender.

           CV = the contract value on the date of (but prior to) the partial surrender.

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Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

      We calculate the death benefit on March 1, 2008 as follows:

      The contract value on the most recent sixth contract anniversary:  $30,000

      plus purchase payments made since that anniversary:                      0

      minus "adjusted partial surrenders" taken since that anniversary calculated as:

      $1,500 X $30,000
      ---------------- =                                                  -1,607
          $28,000                                                        -------

      for a death benefit of:                                            $28,393

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


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79  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000

         plus purchase payments made since that anniversary:                 +0

         minus adjusted partial surrenders, calculated as:

         $1,500 X $24,000
         ----------------  =                                             -1,636
              $22,000                                                   -------

         for a death benefit of:                                        $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at

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80  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example of the Enhanced Earnings Death Benefit

o You purchase the contract with a payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.

o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (contract value):                               $110,000

     plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):

        0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                       --------
     Total death benefit of:                                           $114,000

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81    AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
      VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                           $110,000

     plus the EEB benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                        --------
     Total death benefit of:                                            $114,000

o On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

                    ($50,000 X $110,000)
        $110,000 -  --------------------  =                             $57,619
                        $105,000
     plus the EEB benefit (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                        -------
     Total death benefit of:                                            $58,667

o On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2011 equals:

     MAV death benefit (contract value):                               $200,000

     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        0.40 X 2.50 X ($55,000) =                                       +55,000
                                                                       --------
     Total death benefit of:                                           $255,000

o On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                               $250,000

     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        0.40 X 2.50 X ($55,000) =                                       +55,000
                                                                       --------
     Total death benefit of:                                           $305,000

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                               $250,000
        plus the EEB benefit which equals 40% of earnings
        at death (the standard death benefit minus payments not
        previously surrendered):
        0.40 X ($250,000 - $105,000) =                                  +58,000
                                                                       --------
     Total death benefit of:                                           $308,000

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82  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                        Percentage if you and the annuitant are        Percentage if you or the annuitant are
Contract year          under age 70 on the rider effective date        70 or older on the rider effective date
One and Two                                0%                                              0%
Three and Four                            10%                                           3.75%
Five or more                              20%                                            7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                If you and the annuitant are under age 70     If you or the annuitant are age 70
Contract year   on the rider effective date, add...           or older on the rider effective date, add...
     1          Zero                                          Zero
     2          40% X earnings at death (see above)           15% X earnings at death
 3 & 4          40% X (earnings at death + 25% of exchange    15% X (earnings at death + 25% of exchange purchase payment*)
                        purchase payment*)
    5+          40% X (earnings at death + 50% of exchange    15% X (earnings at death + 50% of exchange purchase payment*)
                        purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

--------------------------------------------------------------------------------
83 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Terminating the EEP

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


o    The rider will terminate in the case of an ownership change.

o The rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.


Example of the Enhanced Earnings Plus Death Benefit

o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.

o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (contract value):                               $110,000

     plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus purchase payments not previously surrendered):

        0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                       --------
     Total death benefit of:                                           $114,000


o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                          $110,000

     plus the EEP Part I benefit (40% of earnings at death):

        0.40 X ($110,000 - $100,000) =                                   +4,000

     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 X $100,000 =                                               +10,000
                                                                       --------
     Total death benefit of:                                           $124,000

o On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV death benefit (MAV adjusted for partial surrenders):

        $110,000 -  ($50,000 X $110,000)
                    --------------------  =                             $57,619
                        $105,000

     plus the EEP Part I benefit (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                     +1,048

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

        0.10 X $55,000 =                                                 +5,500
                                                                       --------
     Total death benefit of:                                            $64,167

o On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

--------------------------------------------------------------------------------
84 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

     MAV death benefit (contract value):                               $200,000

     plus the EEP Part I (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 X (2.50 X $55,000) =                                        +55,000

     plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at
       issue and not previously surrendered: 0.20 X $55,000 =           +11,000
                                                                       --------
     Total death benefit of:                                           $266,000

o On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                               $250,000

     plus the EEP Part I (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 X (2.50 X $55,000)=                                         +55,000

     plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
        issue and not previously surrendered: 0.20 X $55,000 =          +11,000
                                                                       --------
     Total death benefit of:                                           $316,000

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                               $250,000

     plus the EEP Part I benefit which equals 40% of earnings
        at death (the MAV death benefit minus payments not
        previously surrendered):
        0.40 X ($250,000 - $105,000) =                                  +58,000

     plus the EEP Part II, which after the fourth contract
        year equals 20% of exchange purchase payments identified
        at issue and not previously surrendered: 0.20 X $55,000 =       +11,000
                                                                       --------
     Total death benefit of:                                           $319,000


If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:


o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit (or the MAV death benefit, if applicable) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

--------------------------------------------------------------------------------
85 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

--------------------------------------------------------------------------------
86 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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87  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
    VARIABLE ANNUITY -- PROSPECTUS

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


--------------------------------------------------------------------------------
88 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code; or

o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


--------------------------------------------------------------------------------
89 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,900 advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

--------------------------------------------------------------------------------
90 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, and action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

Table of Contents of the Statement of Additional Information


Performance Information                 p. 3

Calculating Annuity Payouts             p.78

Rating Agencies                         p.79

Principal Underwriter                   p.79

Independent Auditors                    p.79


Financial Statements

--------------------------------------------------------------------------------
91 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


                                                                S-6406 E (10/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

       AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY/

         AMERICAN EXPRESS RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY

                          IDS Life Variable Account 10


                                  Oct. 8, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Table of Contents


Performance Information                      p.   3

Calculating Annuity Payouts                  p.  78

Rating Agencies                              p.  79

Principal Underwriter                        p.  79

Independent Auditors                         p.  79


Financial Statements

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

    where:     P  = a hypothetical initial payment of $1,000
               T  = average annual total return
               n  = number of years
             ERV  = Ending  Redeemable Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)          (23.66%)     (11.34%)    (23.66%)        --%       --%    (11.34%)
BD1           Bond Fund (9/99; 10/81)                            (1.64)        1.58       (1.64)      2.13       5.61       8.63
CR1           Capital Resource Fund (9/99; 10/81)               (25.13)      (14.08)     (25.13)      2.36       5.10      10.41
CM1           Cash Management Fund (9/99; 10/81)                 (5.23)       (0.08)      (5.23)      2.06       2.74       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)        (6.68)       (2.20)      (6.68)        --         --      (2.20)
EM1           Emerging Markets Fund (5/00; 5/00)                 (9.92)      (22.09)      (9.92)        --         --     (22.09)
ES1           Equity Select Fund (5/01; 5/01)                       --        (9.29)(c)      --         --         --      (9.29)(d)
EI1           Extra Income Fund (9/99; 5/96)                     (4.10)       (6.05)      (4.10)     (1.01)        --       0.09
FI1           Federal Income Fund (9/99; 9/99)                   (2.82)        1.69       (2.82)        --         --       1.69
GB1           Global Bond Fund (9/99; 5/96)                      (7.40)       (2.57)      (7.40)     (0.54)        --       0.87
GR1           Growth Fund (9/99; 9/99)                          (36.83)      (20.08)     (36.83)        --         --     (20.08)
IE1           International Fund (9/99; 1/92)                   (34.77)      (18.89)     (34.77)     (4.22)        --       2.10
MF1           Managed Fund (9/99; 4/86)                         (18.28)       (6.15)     (18.28)      4.00       7.07       8.55
ND1           New Dimensions Fund(R) (9/99; 5/96)               (23.85)       (8.10)     (23.85)      7.17         --       8.40
SV1           Partners Small Cap Value Fund (8/01; 8/01)            --        (1.63)(c)      --         --         --      (1.63)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                   (19.99)      (18.34)     (19.99)        --         --     (18.34)
SC1           Small Cap Advantage Fund (9/99; 9/99)             (14.58)       (0.55)     (14.58)        --         --      (0.55)
ST1           Stock Fund (8/01; 8/01)                               --       (10.93)(c)      --         --         --     (10.93)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)             (38.61)      (11.90)     (38.61)     (1.34)        --       4.93
            AIM V.I.
1AC           Capital Appreciation Fund, Series II Shares
              (8/01; 5/93)(e)                                       --       (10.39)(c)  (29.90)      3.17         --       9.90
1AD           Capital Development Fund, Series II Shares
              (8/01; 5/98)(e)                                       --       (10.12)(c)  (16.01)        --         --       1.68
            ALLIANCE VP
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                   --       (10.18)(c)      --         --         --      (9.50)(d)
1AL           Growth and Income Portfolio (Class B)
              (8/01; 1/91)(g)                                       --       (11.22)(c)   (8.47)     11.97      13.08      12.11
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)            --       (14.43)(c)  (35.22)      1.82         --       3.64
1AV           VP Value, Class II (8/01; 5/96)(h)                    --        (4.64)(c)    3.19       9.18         --      10.29
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)            (14.82)      (11.78)     (14.82)      4.39       7.05       7.68
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(i)         --       (12.50)(c)  (20.49)        --         --       1.21
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio Service
              Class 2 (8/01; 12/96)(j)                              --        (8.02)(c)  (16.84)      7.25         --       7.25
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)    --        (4.52)(c)  (11.83)        --         --      22.15
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(j)    --       (12.75)(c)  (27.95)     (0.20)      4.10       4.49


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
1RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                           (1.45%)      10.48%      (1.45%)     3.13%      9.71%      8.57%
1SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     4.11        11.40        4.11         --         --      (0.14)
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --       (11.18)(c)   (2.21)      7.48         --       7.88
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (19.51)       (9.27)     (19.51)        --         --       0.04
1MC            Mid Cap Value Fund (9/99; 5/98)                    2.40        11.60        2.40         --         --       3.08
             INVESCO VIF
1ID            Dynamics Fund (8/01; 8/97)                           --       (13.00)(c)  (37.02)        --         --       2.71
1FS            Financial Services Fund (8/01; 9/99)                 --       (11.13)(c)  (17.64)        --         --       5.36
1TC            Technology Fund (8/01; 5/97)                         --       (17.70)(c)  (50.41)        --         --       7.16
1TL            Telecommunications Fund (8/01; 9/99)                 --       (23.55)(c)  (57.86)        --         --     (26.39)
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (42.64)      (43.79)     (42.64)        --         --     (39.62)
1IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (29.98)      (30.16)     (29.98)      7.21         --      11.71
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)      (30.56)      (16.47)     (30.56)        --         --      (5.36)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (31.26)      (25.50)     (31.26)        --         --      (4.72)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (13.42)      (12.44)     (13.42)        --         --      11.40
1UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (17.50)(c)  (30.79)      7.86         --      12.34
             PIONEER VCT
1PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --       (10.05)(c)  (15.14)      9.49         --      12.43
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --       (10.77)(c)  (30.37)        --         --      (8.55)
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --       (10.38)(c)  (26.63)        --         --       1.02
1PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (11.86)(c)  (27.41)        --         --       6.89
1VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (39.16)      (10.25)     (39.16)        --         --       4.72
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (9.13)(c)  (12.41)     11.57         --      14.45

                                                                  -5-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
1IT            International Small Cap (9/99; 5/95)             (27.91%)     (10.58%)    (27.91%)     5.34%        --%     13.48%
1SP            U.S. Smaller Companies (9/99; 5/95)                1.74         2.62        1.74       9.83         --      16.21
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (11.71)(c)  (14.97)      6.55         --       9.23
1WI            International Equity Fund (5/01; 7/00)               --       (17.82)(c)  (23.29)        --         --     (22.65)
1SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (13.81)(c)  (30.83)     (4.46)        --       2.93

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.93%)     (10.96%)    (22.93%)       --%        --%    (10.96%)
BD1            Bond Fund (9/99; 10/81)                           (0.68)        2.00       (0.68)      2.49       5.73       8.63
CR1            Capital Resource Fund (9/99; 10/81)              (24.43)      (13.72)     (24.43)      2.72       5.22      10.41
CM1            Cash Management Fund (9/99; 10/81)                (4.30)        0.34       (4.30)      2.43       2.90       4.78
DE1            Diversified Equity Income Fund (9/99; 9/99)       (5.77)       (1.78)      (5.77)        --         --      (1.78)
EM1            Emerging Markets Fund (5/00; 5/00)                (9.05)      (21.64)      (9.05)        --         --     (21.64)
ES1            Equity Select Fund (5/01; 5/01)                      --        (8.41)(c)      --         --         --      (8.41)(d)
EI1            Extra Income Fund (9/99; 5/96)                    (3.16)       (5.65)      (3.16)     (0.64)        --       0.42
FI1            Federal Income Fund (9/99; 9/99)                  (1.88)        2.12       (1.88)        --         --       2.12
GB1            Global Bond Fund (9/99; 5/96)                     (6.50)       (2.16)      (6.50)     (0.16)        --       1.20
GR1            Growth Fund (9/99; 9/99)                         (36.26)      (19.74)     (36.26)        --         --     (19.74)
IE1            International Fund (9/99; 1/92)                  (34.17)      (18.55)     (34.17)     (3.87)        --       2.27
MF1            Managed Fund (9/99; 4/86)                        (17.50)       (5.75)     (17.50)      4.34       7.18       8.55
ND1            New Dimensions Fund(R) (9/99; 5/96)              (23.13)       (7.71)     (23.13)      7.47         --       8.64
SV1            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.67)(c)      --         --         --      (0.67)(d)
IV1            S&P 500 Index Fund (5/00; 5/00)                  (19.23)      (17.87)     (19.23)        --         --     (17.87)
SC1            Small Cap Advantage Fund (9/99; 9/99)            (13.76)       (0.13)     (13.76)        --         --      (0.13)
ST1            Stock Fund (8/01; 8/01)                              --       (10.07)(c)      --         --         --     (10.07)(d)
SA1            Strategy Aggressive Fund (9/99; 1/92)            (38.06)      (11.53)     (38.06)     (0.98)        --       5.06
             AIM V.I.
1AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.53)(c)  (29.25)      3.52         --      10.07
1AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (9.25)(c)  (15.21)        --         --       1.94
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (9.31)(c)      --         --         --      (8.63)(d)
1AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --       (10.37)(c)   (7.58)     12.22      13.14      12.11
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI            VP International, Class II (8/01; 5/94)(h)           --       (13.61)(c)  (34.62)      2.19         --       4.04
1AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.71)(c)    4.19       9.46         --      10.51
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)           (14.01)      (11.28)     (14.01)      4.73       7.16       7.68
             EVERGREEN VA
1CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.66)(c)  (19.73)        --         --       1.46
             FIDELITY(R) VIP
1FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (7.13)(c)  (16.04)      7.55         --       7.55
1FM            Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)   --        (3.59)(c)  (10.98)        --         --      22.37
1FO            Overseas Portfolio Service Class 2 (8/01; 1/87)(j)   --       (11.91)(c)  (27.28)      0.17       4.23       4.49


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
1RE            Franklin Real Estate Fund - Class 2
               (9/99; 1/89)(k)                                   (0.48%)      10.86%      (0.48%)     3.48%      9.80%      8.57%
1SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.11        11.78        5.11         --         --       0.12
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --       (10.33)(c)   (1.26)      7.78         --       8.16
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.74)       (8.88)     (18.74)        --         --       0.29
1MC            Mid Cap Value Fund (9/99; 5/98)                    3.40        11.98        3.40         --         --       3.34
             INVESCO VIF
1ID            Dynamics Fund (8/01; 8/97)                           --       (12.17)(c)  (36.44)        --         --       3.13
1FS            Financial Services Fund (8/01; 9/99)                 --       (10.27)(c)  (16.85)        --         --       5.77
1TC            Technology Fund (8/01; 5/97)                         --       (16.91)(c)  (49.98)        --         --       7.50
1TL            Telecommunications Fund (8/01; 9/99)                 --       (22.83)(c)  (57.51)        --         --     (26.07)
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (42.12)      (43.47)     (42.12)        --         --     (39.35)
1IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (29.33)      (29.76)     (29.33)      7.51         --      11.96
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)      (29.91)      (16.11)     (29.91)        --         --      (5.09)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.62)      (25.08)     (30.62)        --         --      (4.38)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.59)      (11.93)     (12.59)        --         --      11.61
1UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (16.72)(c)  (30.14)      8.16         --      12.55
             PIONEER VCT
1PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (9.18)(c)  (14.33)      9.77         --      12.65
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.91)(c)  (29.72)        --         --      (8.28)
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (9.51)(c)  (25.94)        --         --       1.28
1PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (11.01)(c)  (26.73)        --         --       7.20
1VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.61)       (9.86)     (38.61)        --         --       5.05
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (8.26)(c)  (11.57)     11.82         --      14.52


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
1IT            International Small Cap (9/99; 5/95)             (27.24%)     (10.20%)    (27.24%)     5.67%        --%     13.70%
1SP            U.S. Smaller Companies (9/99; 5/95)                2.74         3.04        2.74      10.10         --      16.40
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.86)(c)  (14.15)      6.86         --       9.51
1WI            International Equity Fund (5/01; 7/00)               --       (17.04)(c)  (22.57)        --         --     (22.15)
1SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.99)(c)  (30.19)     (4.11)        --       3.31

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.89%)      (8.38%)    (17.89%)       --%        --%     (8.38%)
BD1            Bond Fund (9/99; 10/81)                            6.05         4.92        6.05       3.39       5.73       8.63
CR1            Capital Resource Fund (9/99; 10/81)              (19.49)      (11.21)     (19.49)      3.60       5.22      10.41
CM1            Cash Management Fund (9/99; 10/81)                 2.15         3.22        2.15       3.32       2.90       4.78
DE1            Diversified Equity Income Fund (9/99; 9/99)        0.57         1.06        0.57         --         --       1.06
EM1            Emerging Markets Fund (5/00; 5/00)                (2.95)      (18.54)      (2.95)        --         --     (18.54)
ES1            Equity Select Fund (5/01; 5/01)                      --        (2.27)(c)      --         --         --      (2.27)(d)
EI1            Extra Income Fund (9/99; 5/96)                     3.37        (2.92)       3.37       0.28         --       1.06
FI1            Federal Income Fund (9/99; 9/99)                   4.76         5.03        4.76         --         --       5.03
GB1            Global Bond Fund (9/99; 5/96)                     (0.22)        0.65       (0.22)      0.76         --       1.86
GR1            Growth Fund (9/99; 9/99)                         (32.21)      (17.39)     (32.21)        --         --     (17.39)
IE1            International Fund (9/99; 1/92)                  (29.96)      (16.20)     (29.96)     (3.03)        --       2.27
MF1            Managed Fund (9/99; 4/86)                        (12.04)       (3.02)     (12.04)      5.17       7.18       8.55
ND1            New Dimensions Fund(R) (9/99; 5/96)              (18.10)       (5.03)     (18.10)      8.21         --       9.12
SV1            Partners Small Cap Value Fund (8/01; 8/01)           --         6.06(c)       --         --         --       6.06(d)
IV1            S&P 500 Index Fund (5/00; 5/00)                  (13.90)      (14.65)     (13.90)        --         --     (14.65)
SC1            Small Cap Advantage Fund (9/99; 9/99)             (8.03)        2.79       (8.03)        --         --       2.79
ST1            Stock Fund (8/01; 8/01)                              --        (4.05)(c)      --         --         --      (4.05)(d)
SA1            Strategy Aggressive Fund (9/99; 1/92)            (34.15)       (8.94)     (34.15)     (0.13)        --       5.06
             AIM V.I.
1AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (3.47)(c)  (24.68)      4.38         --      10.07
1AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (3.17)(c)   (9.58)        --         --       3.46
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (3.24)(c)      --         --         --      (2.51)(d)
1AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (4.37)(c)   (1.38)     12.84      13.14      12.11
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI            VP International, Class II (8/01; 5/94)(h)           --        (7.86)(c)  (30.45)      3.08         --       4.04
1AV            VP Value, Class II (8/01; 5/96)(h)                   --         2.78(c)    11.19      10.15         --      10.95
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)            (8.29)       (7.77)      (8.29)      5.55       7.16       7.68
             EVERGREEN VA
1CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.77)(c)  (14.44)        --         --       2.93
             FIDELITY(R) VIP
1FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (0.89)(c)  (10.48)      8.29         --       8.29
1FM            Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)   --         2.91(c)    (5.04)        --         --      23.69
1FO            Overseas Portfolio Service Class 2 (8/01; 1/87)(j)   --        (6.04)(c)  (22.55)      1.06       4.23       4.49


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
1RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                            6.26%       13.49%       6.26%      4.34%      9.80%      8.57%
1SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.11        14.38       12.11         --         --       1.64
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (4.33)(c)    5.42       8.51         --       8.72
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (13.38)       (6.24)     (13.38)        --         --       1.71
1MC            Mid Cap Value Fund (9/99; 5/98)                   10.40        14.58       10.40         --         --       4.80
             INVESCO VIF
1ID            Dynamics Fund (8/01; 8/97)                           --        (6.31)(c)  (32.41)        --         --       4.14
1FS            Financial Services Fund (8/01; 9/99)                 --        (4.27)(c)  (11.35)        --         --       8.58
1TC            Technology Fund (8/01; 5/97)                         --       (11.41)(c)  (46.97)        --         --       8.32
1TL            Telecommunications Fund (8/01; 9/99)                 --       (17.77)(c)  (55.07)        --         --     (23.89)
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (38.52)      (41.30)     (38.52)        --         --     (37.49)
1IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.76)      (27.03)     (24.76)      8.25         --      11.96
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)      (25.39)      (13.69)     (25.39)        --         --      (3.49)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (26.15)      (22.16)     (26.15)        --         --      (2.07)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.76)       (8.45)      (6.76)        --         --      12.81
1UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (11.20)(c)  (25.64)      8.88         --      12.69
             PIONEER VCT
1PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (3.10)(c)   (8.63)     10.45         --      12.80
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.88)(c)  (25.18)        --         --      (6.65)
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (3.46)(c)  (21.12)        --         --       2.81
1PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (5.06)(c)  (21.97)        --         --       7.94
1VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.74)       (7.21)     (34.74)        --         --       5.86
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (2.10)(c)   (5.66)     12.45         --      14.52

                                                                  -11-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
1IT            International Small Cap (9/99; 5/95)             (22.51%)      (7.60%)    (22.51%)     6.46%        --%     13.84%
1SP            U.S. Smaller Companies (9/99; 5/95)                9.72         5.92        9.72      10.78         --      16.53
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.90)(c)   (8.44)      7.62         --       9.51
1WI            International Equity Fund (5/01; 7/00)               --       (11.55)(c)  (17.49)        --         --     (18.71)
1SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (7.19)(c)  (25.69)     (3.26)        --       3.55

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)         (23.15%)     (10.81%)    (23.15%)       --%        --%    (10.81%)
BD1            Bond Fund (9/99; 10/81)                           (1.13)        2.15       (1.13)      2.71       6.17       9.18
CR1            Capital Resource Fund (9/99; 10/81)              (24.63)      (13.56)     (24.63)      2.94       5.65      10.96
CM1            Cash Management Fund (9/99; 10/81)                (4.72)        0.44       (4.72)      2.64       3.30       5.33
DE1            Diversified Equity Income Fund (9/99; 9/99)       (6.17)       (1.67)      (6.17)        --         --      (1.67)
EM1            Emerging Markets Fund (5/00; 5/00)                (9.41)      (21.57)      (9.41)        --         --     (21.57)
ES1            Equity Select Fund (5/01; 5/01)                      --        (8.78)(c)      --         --         --      (8.78)(d)
EI1            Extra Income Fund (9/99; 5/96)                    (3.59)       (5.52)      (3.59)     (0.48)        --       0.63
FI1            Federal Income Fund (9/99; 9/99)                  (2.32)        2.26       (2.32)        --         --       2.26
GB1            Global Bond Fund (9/99; 5/96)                     (6.89)       (2.04)      (6.89)      0.00         --       1.44
GR1            Growth Fund (9/99; 9/99)                         (36.33)      (19.55)     (36.33)        --         --     (19.55)
IE1            International Fund (9/99; 1/92)                  (34.26)      (18.37)     (34.26)     (3.68)        --       2.66
MF1            Managed Fund (9/99; 4/86)                        (17.77)       (5.62)     (17.77)      4.57       7.63       9.10
ND1            New Dimensions Fund(R) (9/99; 5/96)              (23.35)       (7.58)     (23.35)      7.74         --       8.97
SV1            Partners Small Cap Value Fund (8/01; 8/01)           --        (1.12)(c)      --         --         --      (1.12)(d)
IV1            S&P 500 Index Fund (5/00; 5/00)                  (19.48)      (17.82)     (19.48)        --         --     (17.82)
SC1            Small Cap Advantage Fund (9/99; 9/99)            (14.08)       (0.03)     (14.08)        --         --      (0.03)
ST1            Stock Fund (8/01; 8/01)                              --       (10.42)(c)      --         --         --     (10.42)(d)
SA1            Strategy Aggressive Fund (9/99; 1/92)            (38.11)      (11.37)     (38.11)     (0.80)        --       5.48
             AIM V.I.
1AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.89)(c)  (29.40)      3.75         --      10.46
1AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (9.61)(c)  (15.50)        --         --       2.25
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (9.67)(c)      --         --         --      (9.00)(d)
1AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --       (10.72)(c)   (7.96)     12.53      13.63      12.66
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI            VP International, Class II (8/01; 5/94)(h)           --       (13.93)(c)  (34.71)      2.39         --       4.20
1AV            VP Value, Class II (8/01; 5/96)(h)                   --        (4.13)(c)    3.74       9.75         --      10.85
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)           (14.32)      (11.26)     (14.32)      4.97       7.61       8.23
             EVERGREEN VA
1CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (12.00)(c)  (19.98)        --         --       1.78
             FIDELITY(R) VIP
1FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (7.51)(c)  (16.33)      7.82         --       7.82
1FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (4.02)(c)  (11.33)        --         --      22.72
1FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (12.25)(c)  (27.44)      0.34       4.65       5.04


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
1RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                           (0.94%)      11.05%      (0.94%)     3.71%     10.26%      9.12%
1SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     4.66        11.97        4.66         --         --       0.40
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --       (10.68)(c)   (1.71)      8.05         --       8.45
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (19.00)       (8.74)     (19.00)        --         --       0.58
1MC            Mid Cap Value Fund (9/99; 5/98)                    2.95        12.17        2.95         --         --       3.66
             INVESCO VIF
1ID            Dynamics Fund (8/01; 8/97)                           --       (12.50)(c)  (36.51)        --         --       3.28
1FS            Financial Services Fund (8/01; 9/99)                 --       (10.62)(c)  (17.13)        --         --       5.94
1TC            Technology Fund (8/01; 5/97)                         --       (17.19)(c)  (49.90)        --         --       7.73
1TL            Telecommunications Fund (8/01; 9/99)                 --       (23.04)(c)  (57.36)        --         --     (25.86)
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (42.13)      (43.27)     (42.13)        --         --     (39.10)
1IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (29.48)      (29.64)     (29.48)      7.78         --      12.27
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)      (30.05)      (15.94)     (30.05)        --         --      (4.82)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.75)      (24.98)     (30.75)        --         --      (4.19)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.91)      (11.92)     (12.91)        --         --      11.97
1UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (17.00)(c)  (30.28)      8.43         --      12.90
             PIONEER VCT
1PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (9.55)(c)  (14.64)     10.06         --      12.99
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --       (10.27)(c)  (29.86)        --         --      (8.02)
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (9.87)(c)  (26.12)        --         --       1.58
1PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (11.35)(c)  (26.91)        --         --       7.46
1VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.65)       (9.72)     (38.65)        --         --       5.29
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (8.63)(c)  (11.90)     12.13         --      15.01

                                                                  -14-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
1IT            International Small Cap (9/99; 5/95)             (27.41%)     (10.05%)    (27.41%)     5.92%        --%     14.04%
1SP            U.S. Smaller Companies (9/99; 5/95)                2.27         3.19        2.27      10.40         --      16.77
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (11.20)(c)  (14.46)      7.12         --       9.79
1WI            International Equity Fund (5/01; 7/00)               --       (17.32)(c)  (22.79)        --         --     (22.13)
1SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (13.31)(c)  (30.33)     (3.92)        --       3.50

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.42%)     (10.43%)    (22.42%)       --%        --%    (10.43%)
BD1            Bond Fund (9/99; 10/81)                           (0.17)        2.57       (0.17)      3.06       6.28       9.18
CR1            Capital Resource Fund (9/99; 10/81)              (23.92)      (13.19)     (23.92)      3.29       5.77      10.96
CM1            Cash Management Fund (9/99; 10/81)                (3.79)        0.87       (3.79)      3.00       3.45       5.33
DE1            Diversified Equity Income Fund (9/99; 9/99)       (5.26)       (1.25)      (5.26)        --         --      (1.25)
EM1            Emerging Markets Fund (5/00; 5/00)                (8.53)      (21.12)      (8.53)        --         --     (21.12)
ES1            Equity Select Fund (5/01; 5/01)                      --        (7.90)(c)      --         --         --      (7.90)(d)
EI1            Extra Income Fund (9/99; 5/96)                    (2.65)       (5.12)      (2.65)     (0.09)        --       0.96
FI1            Federal Income Fund (9/99; 9/99)                  (1.37)        2.69       (1.37)        --         --       2.69
GB1            Global Bond Fund (9/99; 5/96)                     (5.99)       (1.63)      (5.99)      0.38         --       1.77
GR1            Growth Fund (9/99; 9/99)                         (35.74)      (19.20)     (35.74)        --         --     (19.20)
IE1            International Fund (9/99; 1/92)                  (33.65)      (18.02)     (33.65)     (3.33)        --       2.82
MF1            Managed Fund (9/99; 4/86)                        (16.99)       (5.22)     (16.99)      4.90       7.73       9.10
ND1            New Dimensions Fund(R) (9/99; 5/96)              (22.62)       (7.18)     (22.62)      8.03         --       9.21
SV1            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.16)(c)      --         --         --      (0.16)(d)
IV1            S&P 500 Index Fund (5/00; 5/00)                  (18.72)      (17.35)     (18.72)        --         --     (17.35)
SC1            Small Cap Advantage Fund (9/99; 9/99)            (13.25)        0.40      (13.25)        --         --       0.40
ST1            Stock Fund (8/01; 8/01)                              --        (9.55)(c)      --         --         --      (9.55)(d)
SA1            Strategy Aggressive Fund (9/99; 1/92)            (37.54)      (10.99)     (37.54)     (0.44)        --       5.61
             AIM V.I.
1AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.02)(c)  (28.74)      4.09         --      10.62
1AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (8.74)(c)  (14.70)        --         --       2.51
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (8.80)(c)      --         --         --      (8.12)(d)
1AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (9.86)(c)   (7.07)     12.78      13.69      12.66
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI            VP International, Class II (8/01; 5/94)(h)           --       (13.10)(c)  (34.11)      2.75         --       4.59
1AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.20)(c)    4.74      10.02         --      11.07
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)           (13.50)      (10.75)     (13.50)      5.29       7.71       8.23
             EVERGREEN VA
1CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.15)(c)  (19.22)        --         --       2.03
             FIDELITY(R) VIP
1FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (6.62)(c)  (15.53)      8.11         --       8.11
1FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.08)(c)  (10.47)        --         --      22.94
1FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.40)(c)  (26.76)      0.71       4.78       5.04


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
1RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                            0.03%       11.43%       0.03%      4.05%     10.35%      9.12%
1SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.66        12.35        5.66         --         --       0.66
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (9.82)(c)   (0.75)      8.35         --       8.73
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.23)       (8.35)     (18.23)        --         --       0.82
1MC            Mid Cap Value Fund (9/99; 5/98)                    3.95        12.55        3.95         --         --       3.91
             INVESCO VIF
1ID            Dynamics Fund (8/01; 8/97)                           --       (11.65)(c)  (35.93)        --         --       3.69
1FS            Financial Services Fund (8/01; 9/99)                 --        (9.76)(c)  (16.34)        --         --       6.34
1TC            Technology Fund (8/01; 5/97)                         --       (16.40)(c)  (49.47)        --         --       8.06
1TL            Telecommunications Fund (8/01; 9/99)                 --       (22.32)(c)  (57.00)        --         --     (25.54)
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (41.61)      (42.95)     (41.61)        --         --     (38.82)
1IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (28.82)      (29.24)     (28.82)      8.07         --      12.51
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)      (29.40)      (15.58)     (29.40)        --         --      (4.55)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.11)      (24.55)     (30.11)        --         --      (3.85)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.07)      (11.41)     (12.07)        --         --      12.17
1UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (16.20)(c)  (29.63)      8.72         --      13.11
             PIONEER VCT
1PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (8.67)(c)  (13.82)     10.33         --      13.21
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.40)(c)  (29.21)        --         --      (7.74)
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (9.00)(c)  (25.43)        --         --       1.84
1PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (10.50)(c)  (26.22)        --         --       7.76
1VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.10)       (9.33)     (38.10)        --         --       5.62
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (7.74)(c)  (11.05)     12.38         --      15.07

                                                                  -17-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
1IT            International Small Cap (9/99; 5/95)             (26.72%)      (9.67%)    (26.72%)     6.23%        --%     14.25%
1SP            U.S. Smaller Companies (9/99; 5/95)                3.27         3.61        3.27      10.67         --      16.95
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.35)(c)  (13.64)      7.43         --      10.06
1WI            International Equity Fund (5/01; 7/00)               --       (16.53)(c)  (22.06)        --         --     (21.63)
1SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.47)(c)  (29.68)     (3.57)        --       3.86

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.34%)      (7.83%)    (17.34%)       --%        --%     (7.83%)
BD1            Bond Fund (9/99; 10/81)                            6.60         5.47        6.60       3.94       6.28       9.18
CR1            Capital Resource Fund (9/99; 10/81)              (18.94)      (10.66)     (18.94)      4.15       5.77      10.96
CM1            Cash Management Fund (9/99; 10/81)                 2.70         3.77        2.70       3.87       3.45       5.33
DE1            Diversified Equity Income Fund (9/99; 9/99)        1.12         1.61        1.12         --         --       1.61
EM1            Emerging Markets Fund (5/00; 5/00)                (2.40)      (17.99)      (2.40)        --         --     (17.99)
ES1            Equity Select Fund (5/01; 5/01)                      --        (1.72)(c)      --         --         --      (1.72)(d)
EI1            Extra Income Fund (9/99; 5/96)                     3.92        (2.37)       3.92       0.83         --       1.61
FI1            Federal Income Fund (9/99; 9/99)                   5.31         5.58        5.31         --         --       5.58
GB1            Global Bond Fund (9/99; 5/96)                      0.33         1.20        0.33       1.31         --       2.41
GR1            Growth Fund (9/99; 9/99)                         (31.66)      (16.84)     (31.66)        --         --     (16.84)
IE1            International Fund (9/99; 1/92)                  (29.41)      (15.65)     (29.41)     (2.48)        --       2.82
MF1            Managed Fund (9/99; 4/86)                        (11.49)       (2.47)     (11.49)      5.72       7.73       9.10
ND1            New Dimensions Fund(R) (9/99; 5/96)              (17.55)       (4.48)     (17.55)      8.76         --       9.67
SV1            Partners Small Cap Value Fund (8/01; 8/01)           --         6.61(c)       --         --         --       6.61(d)
IV1            S&P 500 Index Fund (5/00; 5/00)                  (13.35)      (14.10)     (13.35)        --         --     (14.10)
SC1            Small Cap Advantage Fund (9/99; 9/99)             (7.48)        3.34       (7.48)        --         --       3.34
ST1            Stock Fund (8/01; 8/01)                              --        (3.50)(c)      --         --         --      (3.50)(d)
SA1            Strategy Aggressive Fund (9/99; 1/92)            (33.60)       (8.39)     (33.60)      0.42         --       5.61
             AIM V.I.
1AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (2.92)(c)  (24.13)      4.93         --      10.62
1AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (2.62)(c)   (9.03)        --         --       4.01
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (2.69)(c)      --         --         --      (1.96)(d)
1AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (3.82)(c)   (0.83)     13.39      13.69      12.66
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI            VP International, Class II (8/01; 5/94)(h)           --        (7.31)(c)  (29.90)      3.63         --       4.59
1AV            VP Value, Class II (8/01; 5/96)(h)                   --         3.33(c)    11.74      10.70         --      11.50
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)            (7.74)       (7.22)      (7.74)      6.10       7.71       8.23
             EVERGREEN VA
1CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.22)(c)  (13.89)        --         --       3.48
             FIDELITY(R) VIP
1FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (0.34)(c)   (9.93)      8.84         --       8.84
1FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         3.46(c)    (4.49)        --         --      24.24
1FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.49)(c)  (22.00)      1.61       4.78       5.04


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
1RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                            6.81%       14.04%       6.81%      4.89%     10.35%      9.12%
1SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.66        14.93       12.66         --         --       2.19
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
1MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (3.78)(c)    5.97       9.06         --       9.27
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (12.83)       (5.69)     (12.83)        --         --       2.26
1MC            Mid Cap Value Fund (9/99; 5/98)                   10.95        15.13       10.95         --         --       5.35
             INVESCO VIF
1ID            Dynamics Fund (8/01; 8/97)                           --        (5.76)(c)  (31.86)        --         --       4.69
1FS            Financial Services Fund (8/01; 9/99)                 --        (3.72)(c)  (10.80)        --         --       9.13
1TC            Technology Fund (8/01; 5/97)                         --       (10.86)(c)  (46.42)        --         --       8.87
1TL            Telecommunications Fund (8/01; 9/99)                 --       (17.22)(c)  (54.52)        --         --     (23.34)
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (37.97)      (40.75)     (37.97)        --         --     (36.94)
1IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.21)      (26.48)     (24.21)      8.80         --      12.51
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)      (24.84)      (13.14)     (24.84)        --         --      (2.94)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (25.60)      (21.61)     (25.60)        --         --      (1.52)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.21)       (7.90)      (6.21)        --         --      13.36
1UT            Utilities Series -
               Service Class (8/01; 1/95)(n)                        --       (10.65)(c)  (25.09)      9.43         --      13.24
             PIONEER VCT
1PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (2.55)(c)   (8.08)     11.00         --      13.35
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.33)(c)  (24.63)        --         --      (6.10)
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (2.91)(c)  (20.57)        --         --       3.36
1PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (4.51)(c)  (21.42)        --         --       8.49
1VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.19)       (6.66)     (34.19)        --         --       6.41
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (1.55)(c)   (5.11)     13.00         --      15.07

                                                                  -20-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
1IT            International Small Cap (9/99; 5/95)             (21.96%)      (7.05%)    (21.96%)     7.01%        --%     14.39%
1SP            U.S. Smaller Companies (9/99; 5/95)               10.27         6.47       10.27      11.33         --      17.08
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.35)(c)   (7.89)      8.17         --      10.06
1WI            International Equity Fund (5/01; 7/00)               --       (11.00)(c)  (16.94)        --         --     (18.16)
1SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (6.64)(c)  (25.14)     (2.71)        --       4.10

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)         (23.50%)     (11.16%)    (23.50%)       --%        --%    (11.16%)
BD2            Bond Fund (9/99; 10/81)                           (1.44)        1.80       (1.44)      2.35       5.83       8.85
CR2            Capital Resource Fund (9/99; 10/81)              (24.98)      (13.91)     (24.98)      2.58       5.31      10.63
CM2            Cash Management Fund (9/99; 10/81)                (5.03)        0.12       (5.03)      2.28       2.95       5.00
DE2            Diversified Equity Income Fund (9/99; 9/99)       (6.49)       (2.00)      (6.49)        --         --      (2.00)
EM2            Emerging Markets Fund (5/00; 5/00)                (9.73)      (22.34)      (9.73)        --         --     (22.34)
ES2            Equity Select Fund (5/01; 5/01)                      --        (9.19)(c)      --         --         --      (9.19)(d)
EI2            Extra Income Fund (9/99; 5/96)                    (3.90)       (5.86)      (3.90)     (0.81)        --       0.29
FI2            Federal Income Fund (9/99; 9/99)                  (2.63)        1.91       (2.63)        --         --       1.91
GB2            Global Bond Fund (9/99; 5/96)                     (7.21)       (2.37)      (7.21)     (0.33)        --       1.09
GR2            Growth Fund (9/99; 9/99)                         (36.71)      (19.91)     (36.71)        --         --     (19.91)
IE2            International Fund (9/99; 1/92)                  (34.63)      (18.73)     (34.63)     (4.02)        --       2.32
MF2            Managed Fund (9/99; 4/86)                        (18.12)       (5.96)     (18.12)      4.22       7.29       8.77
ND2            New Dimensions Fund(R) (9/99; 5/96)              (23.70)       (7.92)     (23.70)      7.39         --       8.63
SV2            Partners Small Cap Value Fund (8/01; 8/01)           --        (1.55)(c)      --         --         --      (1.55)(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                  (19.83)      (18.18)     (19.83)        --         --     (18.18)
SC2            Small Cap Advantage Fund (9/99; 9/99)            (14.41)       (0.35)     (14.41)        --         --      (0.35)
ST2            Stock Fund (8/01; 8/01)                              --       (10.86)(c)      --         --         --     (10.86)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)            (38.49)      (11.72)     (38.49)     (1.14)        --       5.14
             AIM V.I.
2AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --       (10.32)(c)  (29.80)      3.38         --      10.12
2AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --       (10.05)(c)  (15.84)        --         --       1.90
             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01; 5/01)(f)                            --       (10.11)(c)      --         --         --      (9.39)(d)
2AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --       (11.15)(c)   (8.28)     12.20      13.31      12.34
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)           --       (14.37)(c)  (35.12)      2.02         --       3.85
2AV            VP Value, Class II (8/01; 5/96)(h)                   --        (4.56)(c)    3.37       9.40         --      10.51
             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)           (14.65)      (11.61)     (14.65)      4.62       7.27       7.90
             EVERGREEN VA
2CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (12.44)(c)  (20.33)        --         --       1.42
             FIDELITY(R) VIP
2FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (7.95)(c)  (16.67)      7.48         --       7.62
2FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (4.45)(c)  (11.65)        --         --      22.41
2FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (12.68)(c)  (27.80)      0.00       4.31       4.70


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
2RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                           (1.25%)      10.72%      (1.25%)     3.35%      9.93%      8.79%
2SI            Franklin Small Cap Value Securities Fund -
               Class 2 (9/99; 5/98)(k)                            4.34        11.65        4.34         --         --       0.07
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
2MS            Mutual Shares Securities Fund - Class 2
               (8/01; 11/96)(k)                                     --       (11.11)(c)   (2.01)      7.71         --       8.11
             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (19.35)       (9.08)     (19.35)        --         --       0.24
2MC            Mid Cap Value Fund (9/99; 5/98)                    2.62        11.85        2.62         --         --       3.31
             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                           --       (12.93)(c)  (36.89)        --         --       2.93
2FS            Financial Services Fund (8/01; 9/99)                 --       (11.06)(c)  (17.47)        --         --       5.59
2TC            Technology Fund (8/01; 5/97)                         --       (17.64)(c)  (50.30)        --         --       7.39
2TL            Telecommunications Fund (8/01; 9/99)                 --       (23.49)(c)  (57.77)        --         --     (26.24)
             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00; 1/00)(m)                                  (42.52)      (43.67)     (42.52)        --         --     (39.50)
2IG            International Growth Portfolio: Service Shares
               (5/00; 5/94)(m)                                  (29.84)      (30.02)     (29.84)      7.43         --      11.94
             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)      (30.42)      (16.30)     (30.42)        --         --      (5.17)
             MFS(R)
2MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (31.12)      (25.35)     (31.12)        --         --      (4.53)
2MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (13.24)      (12.26)     (13.24)        --         --      11.64
2UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (17.44)(c)  (30.65)      8.09         --      12.57
             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (9.98)(c)  (14.97)      9.72         --      12.66
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01; 10/98)(p)                                     --       (10.70)(c)  (30.23)        --         --      (8.37)
             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --       (10.31)(c)  (26.48)        --         --       1.22
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01; 1/97)(r)                      --       (11.79)(c)  (27.27)        --         --       7.12
2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99; 1/97)(r)                                 (39.04)      (10.07)     (39.04)        --         --       4.95
             STRONG FUNDS
2SO            Strong Opportunity Fund II -
               Advisor Class (8/01; 5/92)(s)                        --        (9.06)(c)  (12.23)     11.80         --      14.69


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
2IT            International Small Cap (9/99; 5/95)             (27.76%)     (10.40%)    (27.76%)     5.57%        --%     13.71%
2SP            U.S. Smaller Companies (9/99; 5/95)                1.95         2.84        1.95      10.06         --      16.45
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (11.59)(c)  (14.80)      6.78         --       9.45
2WI            International Equity Fund (5/01; 7/00)               --       (17.71)(c)  (23.14)        --         --     (22.49)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (13.70)(c)  (30.70)     (4.31)        --       3.10

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.78%)     (10.78%)    (22.78%)       --%        --%    (10.78%)
BD2            Bond Fund (9/99; 10/81)                           (0.48)        2.22       (0.48)      2.71       5.95       8.85
CR2            Capital Resource Fund (9/99; 10/81)              (24.28)      (13.54)     (24.28)      2.94       5.44      10.63
CM2            Cash Management Fund (9/99; 10/81)                (4.11)        0.54       (4.11)      2.65       3.11       5.00
DE2            Diversified Equity Income Fund (9/99; 9/99)       (5.58)       (1.58)      (5.58)        --         --      (1.58)
EM2            Emerging Markets Fund (5/00; 5/00)                (8.85)      (21.89)      (8.85)        --         --     (21.89)
ES2            Equity Select Fund (5/01; 5/01)                      --        (8.31)(c)      --         --         --      (8.31)(d)
EI2            Extra Income Fund (9/99; 5/96)                    (2.97)       (5.46)      (2.97)     (0.43)        --       0.62
FI2            Federal Income Fund (9/99; 9/99)                  (1.68)        2.34       (1.68)        --         --       2.34
GB2            Global Bond Fund (9/99; 5/96)                     (6.31)       (1.96)      (6.31)      0.04         --       1.42
GR2            Growth Fund (9/99; 9/99)                         (36.13)      (19.57)     (36.13)        --         --     (19.57)
IE2            International Fund (9/99; 1/92)                  (34.03)      (18.38)     (34.03)     (3.68)        --       2.48
MF2            Managed Fund (9/99; 4/86)                        (17.34)       (5.56)     (17.34)      4.56       7.40       8.77
ND2            New Dimensions Fund(R) (9/99; 5/96)              (22.98)       (7.53)     (22.98)      7.69         --       8.87
SV2            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.59)(c)      --         --         --      (0.59)(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                  (19.07)      (17.71)     (19.07)        --         --     (17.71)
SC2            Small Cap Advantage Fund (9/99; 9/99)            (13.59)        0.08      (13.59)        --         --       0.08
ST2            Stock Fund (8/01; 8/01)                              --       (10.00)(c)      --         --         --     (10.00)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)            (37.93)      (11.34)     (37.93)     (0.78)        --       5.27
             AIM V.I.
2AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.46)(c)  (29.14)      3.73         --      10.29
2AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (9.18)(c)  (15.03)        --         --       2.16
             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01; 5/01)(f)                            --        (9.24)(c)      --         --         --      (8.51)(d)
2AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --       (10.30)(c)   (7.39)     12.45      13.37      12.34
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)           --       (13.54)(c)  (34.52)      2.39         --       4.25
2AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.64)(c)    4.37       9.68         --      10.73
             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)           (13.84)      (11.10)     (13.84)      4.95       7.38       7.90
             EVERGREEN VA
2CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.59)(c)  (19.57)        --         --       1.67
             FIDELITY(R) VIP
2FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (7.06)(c)  (15.87)      7.77         --       7.92
2FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.52)(c)  (10.80)        --         --      22.63
2FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.84)(c)  (27.13)      0.37       4.45       4.70


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
2RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                           (0.28%)      11.10%      (0.28%)     3.70%     10.02%      8.79%
2SI            Franklin Small Cap Value Securities Fund -
               Class 2 (9/99; 5/98)(k)                            5.34        12.02        5.34         --         --       0.33
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
2MS            Mutual Shares Securities Fund - Class 2
               (8/01; 11/96)(k)                                     --       (10.26)(c)   (1.06)      8.01         --       8.39
             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.58)       (8.70)     (18.58)        --         --       0.49
2MC            Mid Cap Value Fund (9/99; 5/98)                    3.62        12.22        3.62         --         --       3.56
             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                           --       (12.10)(c)  (36.31)        --         --       3.34
2FS            Financial Services Fund (8/01; 9/99)                 --       (10.20)(c)  (16.68)        --         --       6.00
2TC            Technology Fund (8/01; 5/97)                         --       (16.85)(c)  (49.87)        --         --       7.72
2TL            Telecommunications Fund (8/01; 9/99)                 --       (22.77)(c)  (57.42)        --         --     (25.92)
             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00; 1/00)(m)                                  (42.00)      (43.36)     (42.00)        --         --     (39.23)
2IG            International Growth Portfolio: Service Shares
               (5/00; 5/94)(m)                                  (29.18)      (29.62)     (29.18)      7.73         --      12.18
             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)      (29.77)      (15.94)     (29.77)        --         --      (4.89)
             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00; 5/99)(n)                                  (30.48)      (24.93)     (30.48)        --         --      (4.19)
2MD            New Discovery Series - Service Class
               (5/00; 5/98)(n)                                  (12.41)      (11.75)     (12.41)        --         --      11.84
2UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (16.65)(c)  (30.00)      8.38         --      12.78
             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (9.11)(c)  (14.15)     10.00         --      12.88
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01; 10/98)(p)                                     --        (9.84)(c)  (29.58)        --         --      (8.09)
             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund - Class IB Shares
               (8/01; 4/98)(q)                                      --        (9.44)(c)  (25.79)        --         --       1.49
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01; 1/97)(r)                      --       (10.94)(c)  (26.58)        --         --       7.42
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99; 1/97)(r)                                  (38.48)       (9.68)     (38.48)        --         --       5.27
             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01; 5/92)(s)                                      --        (8.18)(c)  (11.39)     12.05         --      14.75


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
2IT            International Small Cap (9/99; 5/95)             (27.09%)     (10.02%)    (27.09%)     5.89%        --%     13.93%
2SP            U.S. Smaller Companies (9/99; 5/95)                2.95         3.26        2.95      10.33         --      16.63
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.74)(c)  (13.98)      7.09         --       9.73
2WI            International Equity Fund (5/01; 7/00)               --       (16.93)(c)  (22.41)        --         --     (21.99)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.87)(c)  (30.06)     (3.96)        --       3.47

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.


(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.72%)      (8.19%)    (17.72%)       --%        --%     (8.19%)
BD2            Bond Fund (9/99; 10/81)                            6.26         5.13        6.26       3.60       5.95       8.85
CR2            Capital Resource Fund (9/99; 10/81)              (19.33)      (11.03)     (19.33)      3.82       5.44      10.63
CM2            Cash Management Fund (9/99; 10/81)                 2.36         3.43        2.36       3.53       3.11       5.00
DE2            Diversified Equity Income Fund (9/99; 9/99)        0.77         1.27        0.77         --         --       1.27
EM2            Emerging Markets Fund (5/00; 5/00)                (2.75)      (18.80)      (2.75)        --         --     (18.80)
ES2            Equity Select Fund (5/01; 5/01)                      --        (2.16)(c)      --         --         --      (2.16)(d)
EI2            Extra Income Fund (9/99; 5/96)                     3.58        (2.73)       3.58       0.49         --       1.27
FI2            Federal Income Fund (9/99; 9/99)                   4.97         5.24        4.97         --         --       5.24
GB2            Global Bond Fund (9/99; 5/96)                     (0.01)        0.85       (0.01)      0.97         --       2.07
GR2            Growth Fund (9/99; 9/99)                         (32.07)      (17.22)     (32.07)        --         --     (17.22)
IE2            International Fund (9/99; 1/92)                  (29.82)      (16.03)     (29.82)     (2.83)        --       2.48
MF2            Managed Fund (9/99; 4/86)                        (11.87)       (2.83)     (11.87)      5.38       7.40       8.77
ND2            New Dimensions Fund(R) (9/99; 5/96)              (17.93)       (4.84)     (17.93)      8.43         --       9.34
SV2            Partners Small Cap Value Fund (8/01; 8/01)           --         6.14(c)       --         --         --       6.14(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                  (13.73)      (14.48)     (13.73)        --         --     (14.48)
SC2            Small Cap Advantage Fund (9/99; 9/99)             (7.83)        3.00       (7.83)        --         --       3.00
ST2            Stock Fund (8/01; 8/01)                              --        (3.97)(c)      --         --         --      (3.97)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)            (34.01)       (8.76)     (34.01)      0.08         --       5.27
             AIM V.I.
2AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (3.39)(c)  (24.56)      4.58         --      10.29
2AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (3.09)(c)   (9.39)        --         --       3.67
             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01; 5/01)(f)                            --        (3.16)(c)      --         --         --      (2.38)(d)
2AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (4.30)(c)   (1.18)     13.07      13.37      12.34
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)           --        (7.79)(c)  (30.34)      3.28         --       4.25
2AV            VP Value, Class II (8/01; 5/96)(h)                   --         2.87(c)    11.37      10.36         --      11.17
             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)            (8.10)       (7.59)      (8.10)      5.76       7.38       7.90
             EVERGREEN VA
2CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.69)(c)  (14.27)        --         --       3.14
             FIDELITY(R) VIP
2FG            Growth & Income Portfolio Service Class 2
               (8/01; 12/96)(j)                                     --        (0.81)(c)  (10.29)      8.51         --       8.50
2FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         2.99(c)    (4.84)        --         --      23.94
2FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.96)(c)  (22.40)      1.26       4.45       4.70


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
2RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                            6.47%       13.72%       6.47%      4.55%     10.02%      8.79%
2SI            Franklin Small Cap Value Securities Fund -
               Class 2 (9/99; 5/98)(k)                           12.34        14.62       12.34         --         --       1.85
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
2MS            Mutual Shares Securities Fund - Class 2
               (8/01; 11/96)(k)                                     --        (4.25)(c)    5.64       8.73         --       8.94
             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (13.20)       (6.05)     (13.20)        --         --       1.92
2MC            Mid Cap Value Fund (9/99; 5/98)                   10.62        14.81       10.62         --         --       5.02
             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                           --        (6.23)(c)  (32.27)        --         --       4.36
2FS            Financial Services Fund (8/01; 9/99)                 --        (4.20)(c)  (11.17)        --         --       8.80
2TC            Technology Fund (8/01; 5/97)                         --       (11.34)(c)  (46.85)        --         --       8.54
2TL            Telecommunications Fund (8/01; 9/99)                 --       (17.71)(c)  (54.97)        --         --     (23.74)
             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00; 1/00)(m)                                  (38.39)      (41.18)     (38.39)        --         --     (37.37)
2IG            International Growth Portfolio: Service Shares
               (5/00; 5/94)(m)                                  (24.61)      (26.88)     (24.61)      8.46         --      12.18
             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)      (25.24)      (13.52)     (25.24)        --         --      (3.29)
             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00; 5/99)(n)                                  (26.00)      (22.00)     (26.00)        --         --      (1.87)
2MD            New Discovery Series - Service Class
               (5/00; 5/98)(n)                                   (6.57)       (8.26)      (6.57)        --         --      13.04
2UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (11.13)(c)  (25.48)      9.10         --      12.92
             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (3.02)(c)   (8.45)     10.67         --      13.03
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01; 10/98)(p)                                     --        (3.81)(c)  (25.03)        --         --      (6.46)
             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund - Class IB Shares
               (8/01; 4/98)(q)                                      --        (3.38)(c)  (20.96)        --         --       3.02
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01; 1/97)(r)                      --        (4.99)(c)  (21.81)        --         --       8.16
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99; 1/97)(r)                                  (34.60)       (7.02)     (34.60)        --         --       6.08
             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01; 5/92)(s)                                      --        (2.03)(c)   (5.47)     12.68         --      14.75


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
2IT            International Small Cap (9/99; 5/95)             (22.35%)      (7.41%)    (22.35%)     6.67%        --%     14.07%
2SP            U.S. Smaller Companies (9/99; 5/95)                9.95         6.14        9.95      11.00         --      16.76
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.77)(c)   (8.26)      7.84         --       9.73
2WI            International Equity Fund (5/01; 7/00)               --       (11.43)(c)  (17.32)        --         --     (18.54)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (7.06)(c)  (25.55)     (3.11)        --       3.72

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)         (23.00%)     (10.63%)    (23.00%)       --%        --%    (10.63%)
BD2            Bond Fund (9/99; 10/81)                           (0.94)        2.37       (0.94)      2.93       6.38       9.40
CR2            Capital Resource Fund (9/99; 10/81)              (24.48)      (13.38)     (24.48)      3.16       5.87      11.18
CM2            Cash Management Fund (9/99; 10/81)                (4.53)        0.64       (4.53)      2.86       3.51       5.54
DE2            Diversified Equity Income Fund (9/99; 9/99)       (5.98)       (1.47)      (5.98)        --         --      (1.47)
EM2            Emerging Markets Fund (5/00; 5/00)                (9.22)      (21.82)      (9.22)        --         --     (21.82)
ES2            Equity Select Fund (5/01; 5/01)                      --        (8.68)(c)      --         --         --      (8.68)(d)
EI2            Extra Income Fund (9/99; 5/96)                    (3.40)       (5.33)      (3.40)     (0.28)        --       0.83
FI2            Federal Income Fund (9/99; 9/99)                  (2.13)        2.48       (2.13)        --         --       2.48
GB2            Global Bond Fund (9/99; 5/96)                     (6.71)       (1.84)      (6.71)      0.20         --       1.66
GR2            Growth Fund (9/99; 9/99)                         (36.20)      (19.39)     (36.20)        --         --     (19.39)
IE2            International Fund (9/99; 1/92)                  (34.13)      (18.20)     (34.13)     (3.49)        --       2.87
MF2            Managed Fund (9/99; 4/86)                        (17.61)       (5.44)     (17.61)      4.79       7.84       9.32
ND2            New Dimensions Fund(R) (9/99; 5/96)              (23.19)       (7.39)     (23.19)      7.96         --       9.20
SV2            Partners Small Cap Value Fund (8/01; 8/01)           --        (1.05)(c)      --         --         --      (1.05)(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                  (19.32)      (17.66)     (19.32)        --         --     (17.66)
SC2            Small Cap Advantage Fund (9/99; 9/99)            (13.90)        0.18      (13.90)        --         --       0.18
ST2            Stock Fund (8/01; 8/01)                              --       (10.35)(c)      --         --         --     (10.35)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)            (37.98)      (11.20)     (37.98)     (0.60)        --       5.70
             AIM V.I.
2AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (9.82)(c)  (29.29)      3.96         --      10.67
2AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (9.54)(c)  (15.33)        --         --       2.47
             ALLIANCE VP
2AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (9.60)(c)      --         --         --      (8.88)(d)
2AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --       (10.65)(c)   (7.78)     12.77      13.86      12.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)           --       (13.86)(c)  (34.61)      2.59         --       4.41
2AV            VP Value, Class II (8/01; 5/96)(h)                   --        (4.06)(c)    3.91       9.97         --      11.08
             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)           (14.15)      (11.09)     (14.15)      5.19       7.83       8.45
             EVERGREEN VA
2CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.93)(c)  (19.82)        --         --       2.00
             FIDELITY(R) VIP
2FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (7.44)(c)  (16.16)      8.05         --       8.05
2FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.94)(c)  (11.15)        --         --      22.97
2FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (12.18)(c)  (27.30)      0.54       4.87       5.25


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
2RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                           (0.74%)      11.29%      (0.74%)     3.93%     10.49%      9.34%
2SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     4.88        12.21        4.88         --         --       0.60
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
2MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --       (10.61)(c)   (1.51)      8.28         --       8.67
             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.84)       (8.56)     (18.84)        --         --       0.78
2MC            Mid Cap Value Fund (9/99; 5/98)                    3.17        12.41        3.17         --         --       3.88
             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                           --       (12.43)(c)  (36.38)        --         --       3.50
2FS            Financial Services Fund (8/01; 9/99)                 --       (10.56)(c)  (16.97)        --         --       6.16
2TC            Technology Fund (8/01; 5/97)                         --       (17.13)(c)  (49.80)        --         --       7.96
2TL            Telecommunications Fund (8/01; 9/99)                 --       (22.99)(c)  (57.27)        --         --     (25.71)
             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (42.01)      (43.15)     (42.01)        --         --     (38.98)
2IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (29.33)      (29.50)     (29.33)      8.00         --      12.49
             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)      (29.91)      (15.77)     (29.91)        --         --      (4.63)
             MFS(R)
2MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (30.61)      (24.83)     (30.61)        --         --      (4.00)
2MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (12.74)      (11.74)     (12.74)        --         --      12.21
2UT            Utilities Series -
               Service Class (8/01; 1/95)(n)                        --       (16.94)(c)  (30.14)      8.66         --      13.13
             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (9.48)(c)  (14.47)     10.29         --      13.22
2EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --       (10.20)(c)  (29.72)        --         --      (7.83)
             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (9.81)(c)  (25.98)        --         --       1.79
2PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (11.29)(c)  (26.76)        --         --       7.69
2VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (38.53)       (9.54)     (38.53)        --         --       5.52
             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (8.56)(c)  (11.73)     12.36         --      15.24

                                                                  -32-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
2IT            International Small Cap (9/99; 5/95)             (27.26%)      (9.87%)    (27.26%)     6.14%        --%     14.27%
2SP            U.S. Smaller Companies (9/99; 5/95)                2.49         3.42        2.49      10.63         --      17.00
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (11.09)(c)  (14.29)      7.35         --      10.01
2WI            International Equity Fund (5/01; 7/00)               --       (17.21)(c)  (22.63)        --         --     (21.97)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (13.19)(c)  (30.20)     (3.77)        --       3.67

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.27%)     (10.25%)    (22.27%)       --%        --%    (10.25%)
BD2            Bond Fund (9/99; 10/81)                            0.03         2.79        0.03       3.28       6.50       9.40
CR2            Capital Resource Fund (9/99; 10/81)              (23.77)      (13.01)     (23.77)      3.51       5.99      11.18
CM2            Cash Management Fund (9/99; 10/81)                (3.60)        1.07       (3.60)      3.21       3.65       5.54
DE2            Diversified Equity Income Fund (9/99; 9/99)       (5.07)       (1.06)      (5.07)        --         --      (1.06)
EM2            Emerging Markets Fund (5/00; 5/00)                (8.34)      (21.37)      (8.34)        --         --     (21.37)
ES2            Equity Select Fund (5/01; 5/01)                      --        (7.80)(c)      --         --         --      (7.80)(d)
EI2            Extra Income Fund (9/99; 5/96)                    (2.46)       (4.93)      (2.46)      0.11         --       1.16
FI2            Federal Income Fund (9/99; 9/99)                  (1.17)        2.91       (1.17)        --         --       2.91
GB2            Global Bond Fund (9/99; 5/96)                     (5.80)       (1.43)      (5.80)      0.58         --       1.98
GR2            Growth Fund (9/99; 9/99)                         (35.62)      (19.04)     (35.62)        --         --     (19.04)
IE2            International Fund (9/99; 1/92)                  (33.52)      (17.86)     (33.52)     (3.14)        --       3.03
MF2            Managed Fund (9/99; 4/86)                        (16.83)       (5.03)     (16.83)      5.12       7.94       9.32
ND2            New Dimensions Fund(R) (9/99; 5/96)              (22.47)       (7.00)     (22.47)      8.26         --       9.43
SV2            Partners Small Cap Value Fund (8/01; 8/01)           --        (0.08)(c)      --         --         --      (0.08)(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                  (18.56)      (17.19)     (18.56)        --         --     (17.19)
SC2            Small Cap Advantage Fund (9/99; 9/99)            (13.08)        0.60      (13.08)        --         --       0.60
ST2            Stock Fund (8/01; 8/01)                              --        (9.49)(c)      --         --         --      (9.49)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)            (37.42)      (10.82)     (37.42)     (0.24)        --       5.82
             AIM V.I.
2AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (8.95)(c)  (28.63)      4.30         --      10.83
2AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (8.67)(c)  (14.52)        --         --       2.73
             ALLIANCE VP
2AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (8.73)(c)      --         --         --      (8.00)(d)
2AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (9.79)(c)   (6.88)     13.01      13.92      12.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)           --       (13.03)(c)  (34.01)      2.95         --       4.79
2AV            VP Value, Class II (8/01; 5/96)(h)                   --        (3.13)(c)    4.91      10.24         --      11.29
             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)           (13.33)      (10.57)     (13.33)      5.51       7.93       8.45
             EVERGREEN VA
2CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --       (11.08)(c)  (19.06)        --         --       2.24
             FIDELITY(R) VIP
2FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (6.55)(c)  (15.36)      8.34         --       8.34
2FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --        (3.01)(c)  (10.29)        --         --      23.19
2FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --       (11.33)(c)  (26.62)      0.91       4.99       5.25


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
2RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                            0.23%       11.67%       0.23%      4.27%     10.57%      9.34%
2SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                     5.88        12.59        5.88         --         --       0.86
               (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
2MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (9.75)(c)   (0.55)      8.57         --       8.95
             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (18.07)       (8.17)     (18.07)        --         --       1.02
2MC            Mid Cap Value Fund (9/99; 5/98)                    4.17        12.79        4.17         --         --       4.13
             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                           --       (11.59)(c)  (35.80)        --         --       3.91
2FS            Financial Services Fund (8/01; 9/99)                 --        (9.69)(c)  (16.17)        --         --       6.57
2TC            Technology Fund (8/01; 5/97)                         --       (16.34)(c)  (49.36)        --         --       8.29
2TL            Telecommunications Fund (8/01; 9/99)                 --       (22.26)(c)  (56.91)        --         --     (25.39)
             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (41.49)      (42.83)     (41.49)        --         --     (38.70)
2IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (28.67)      (29.10)     (28.67)      8.29         --      12.73
             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)      (29.26)      (15.41)     (29.26)        --         --      (4.36)
             MFS(R)
2MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (29.97)      (24.40)     (29.97)        --         --      (3.66)
2MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                    (11.90)      (11.23)     (11.90)        --         --      12.41
2UT            Utilities Series -
               Service Class (8/01; 1/95)(n)                        --       (16.14)(c)  (29.49)      8.95         --      13.33
             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (8.60)(c)  (13.64)     10.56         --      13.43
2EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (9.33)(c)  (29.07)        --         --      (7.55)
             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (8.93)(c)  (25.28)        --         --       2.05
2PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --       (10.43)(c)  (26.07)        --         --       7.98
2VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (37.97)       (9.15)     (37.97)        --         --       5.84
             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (7.67)(c)  (10.88)     12.61         --      15.30

                                                                  -35-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
2IT            International Small Cap (9/99; 5/95)             (26.58%)      (9.49%)    (26.58%)     6.45%        --%     14.48%
2SP            U.S. Smaller Companies (9/99; 5/95)                3.49         3.83        3.49      10.89         --      17.19
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                --       (10.23)(c)  (13.47)      7.65         --      10.28
2WI            International Equity Fund (5/01; 7/00)               --       (16.42)(c)  (21.90)        --         --     (21.47)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                --       (12.36)(c)  (29.55)     (3.42)        --       4.03

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.17%)      (7.65%)    (17.17%)       --%        --%     (7.65%)
BD2            Bond Fund (9/99; 10/81)                            6.81         5.68        6.81       4.14       6.50       9.40
CR2            Capital Resource Fund (9/99; 10/81)              (18.78)      (10.48)     (18.78)      4.36       5.99      11.18
CM2            Cash Management Fund (9/99; 10/81)                 2.90         3.97        2.90       4.08       3.65       5.54
DE2            Diversified Equity Income Fund (9/99; 9/99)        1.32         1.82        1.32         --         --       1.82
EM2            Emerging Markets Fund (5/00; 5/00)                (2.20)      (18.25)      (2.20)        --         --     (18.25)
ES2            Equity Select Fund (5/01; 5/01)                      --        (1.61)(c)      --         --         --      (1.61)(d)
EI2            Extra Income Fund (9/99; 5/96)                     4.13        (2.18)       4.13       1.04         --       1.82
FI2            Federal Income Fund (9/99; 9/99)                   5.52         5.79        5.52         --         --       5.79
GB2            Global Bond Fund (9/99; 5/96)                      0.54         1.40        0.54       1.52         --       2.62
GR2            Growth Fund (9/99; 9/99)                         (31.52)      (16.67)     (31.52)        --         --     (16.67)
IE2            International Fund (9/99; 1/92)                  (29.27)      (15.48)     (29.27)     (2.28)        --       3.03
MF2            Managed Fund (9/99; 4/86)                        (11.32)       (2.28)     (11.32)      5.93       7.94       9.32
ND2            New Dimensions Fund(R) (9/99; 5/96)              (17.38)       (4.29)     (17.38)      8.97         --       9.89
SV2            Partners Small Cap Value Fund (8/01; 8/01)           --         6.69(c)       --         --         --       6.69(d)
IV2            S&P 500 Index Fund (5/00; 5/00)                  (13.18)      (13.93)     (13.18)        --         --     (13.93)
SC2            Small Cap Advantage Fund (9/99; 9/99)             (7.29)        3.55       (7.29)        --         --       3.55
ST2            Stock Fund (8/01; 8/01)                              --        (3.43)(c)      --         --         --      (3.43)(d)
SA2            Strategy Aggressive Fund (9/99; 1/92)            (33.46)       (8.21)     (33.46)      0.63         --       5.82
             AIM V.I.
2AC            Capital Appreciation Fund, Series II Shares
               (8/01; 5/93)(e)                                      --        (2.85)(c)  (24.01)      5.13         --      10.83
2AD            Capital Development Fund, Series II Shares
               (8/01; 5/98)(e)                                      --        (2.55)(c)   (8.84)        --         --       4.22
             ALLIANCE VP
2AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01; 5/01)(f)                  --        (2.61)(c)      --         --         --      (1.83)(d)
2AL            Growth and Income Portfolio (Class B)
               (8/01; 1/91)(g)                                      --        (3.75)(c)   (0.63)     13.62      13.92      12.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI            VP International, Class II (8/01; 5/94)(h)           --        (7.24)(c)  (29.80)      3.83         --       4.79
2AV            VP Value, Class II (8/01; 5/96)(h)                   --         3.41(c)    11.91      10.91         --      11.71
             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00; 9/86)            (7.55)       (7.04)      (7.55)      6.31       7.93       8.45
             EVERGREEN VA
2CG            Capital Growth Fund - Class 2 (8/01; 3/98)(i)        --        (5.14)(c)  (13.72)        --         --       3.68
             FIDELITY(R) VIP
2FG            Growth & Income Portfolio Service
               Class 2 (8/01; 12/96)(j)                             --        (0.26)(c)   (9.74)      9.05         --       9.05
2FM            Mid Cap Portfolio Service Class 2
               (8/01; 12/98)(j)                                     --         3.54(c)    (4.29)        --         --      24.49
2FO            Overseas Portfolio Service Class 2
               (8/01; 1/87)(j)                                      --        (5.41)(c)  (21.85)      1.81       4.99       5.25


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             FTVIPT
2RE            Franklin Real Estate Fund -
               Class 2 (9/99; 1/89)(k)                            7.02%       14.27%       7.02%      5.10%     10.57%      9.34%
2SI            Franklin Small Cap Value Securities
               Fund - Class 2 (9/99; 5/98)(k)                    12.88        15.16       12.88         --         --       2.40
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
2MS            Mutual Shares Securities Fund -
               Class 2 (8/01; 11/96)(k)                             --        (3.71)(c)    6.19       9.28         --       9.49
             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (12.65)       (5.50)     (12.65)        --         --       2.47
2MC            Mid Cap Value Fund (9/99; 5/98)                   11.17        15.36       11.17         --         --       5.57
             INVESCO VIF
2ID            Dynamics Fund (8/01; 8/97)                           --        (5.68)(c)  (31.72)        --         --       4.90
2FS            Financial Services Fund (8/01; 9/99)                 --        (3.65)(c)  (10.62)        --         --       9.35
2TC            Technology Fund (8/01; 5/97)                         --       (10.80)(c)  (46.30)        --         --       9.09
2TL            Telecommunications Fund (8/01; 9/99)                 --       (17.16)(c)  (54.42)        --         --     (23.19)
             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service
               Shares (5/00; 1/00)(m)                           (37.84)      (40.63)     (37.84)        --         --     (36.82)
2IG            International Growth Portfolio: Service
               Shares (5/00; 5/94)(m)                           (24.06)      (26.33)     (24.06)      9.01         --      12.73
             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99; 9/98)      (24.69)      (12.97)     (24.69)        --         --      (2.75)
             MFS(R)
2MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(n)                    (25.45)      (21.45)     (25.45)        --         --      (1.32)
2MD            New Discovery Series -
               Service Class (5/00; 5/98)(n)                     (6.02)       (7.71)      (6.02)        --         --      13.58
2UT            Utilities Series - Service Class (8/01; 1/95)(n)     --       (10.58)(c)  (24.94)      9.65         --      13.47
             PIONEER VCT
2PE            Pioneer Equity Income VCT Portfolio -
               Class II Shares (8/01; 3/95)(o)                      --        (2.47)(c)   (7.90)     11.22         --      13.57
2EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01; 10/98)(p)                     --        (3.26)(c)  (24.48)        --         --      (5.91)
             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01; 4/98)(q)                      --        (2.83)(c)  (20.41)        --         --       3.57
2PI            Putnam VT International Growth
               Fund - Class IB Shares (8/01; 1/97)(r)               --        (4.44)(c)  (21.26)        --         --       8.71
2VS            Putnam VT Vista Fund - Class IB
               Shares (9/99; 1/97)(r)                           (34.06)       (6.48)     (34.06)        --         --       6.62
             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor
               Class (8/01; 5/92)(s)                                --        (1.48)(c)   (4.92)     13.23         --      15.30

                                                                  -38-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                      Performance                     Performance
                                                                  of the subaccount                   of the fund

                                                                              Since                                       Since
Subaccount  Investing in:                                       1 year    commencement   1 year    5 years   10 years  commencement

             WANGER
2IT            International Small Cap (9/99; 5/95)             (21.80%)      (6.86%)    (21.80%)     7.22%        --%     14.62%
2SP            U.S. Smaller Companies (9/99; 5/95)               10.49         6.68       10.49      11.55         --      17.31
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01; 4/94)(t)                --        (4.22)(c)   (7.71)      8.38         --      10.28
2WI            International Equity Fund (5/01; 7/00)               --       (10.88)(c)  (16.78)        --         --     (18.00)
2SG            Small Cap Growth Fund (5/01; 5/95)(u)                --        (6.51)(c)  (25.00)     (2.56)        --       4.27

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (23.11%)       --%        --%    (11.17%)
BD4            Bond Fund (02/02; 10/81)                                                   (0.91)      3.15       5.49       8.38
CR4            Capital Resource Fund (02/02; 10/81)                                      (24.60)      3.37       4.98      10.15
CM4            Cash Management Fund (02/02; 10/81)                                        (4.52)      3.09       2.66       4.54
DE4            Diversified Equity Income Fund (02/02; 09/99)                              (5.99)        --         --      (2.01)
EM4            Emerging Markets Fund (02/02; 05/00)                                       (9.25)        --         --     (21.82)
ES4            Equity Select Fund (02/02; 05/01)                                             --         --         --      (8.54)(d)
EI4            Extra Income Fund (02/02; 05/96)                                           (3.38)      0.05         --       0.83
FI4            Federal Income Fund (02/02; 09/99)                                         (2.10)        --         --       1.87
GB4            Global Bond Fund (02/02; 05/96)                                            (6.71)      0.53         --       1.63
GR4            Growth Fund (02/02; 09/99)                                                (36.39)        --         --     (19.91)
IE4            International Fund (02/02; 01/92)                                         (34.31)     (3.25)        --       2.04
MF4            Managed Fund (02/02; 04/86)                                               (17.69)      4.93       6.93       8.30
ND4            New Dimensions Fund(R) (02/02; 05/96)                                     (23.30)      7.96         --       8.87
SV4            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (0.74)(d)
IV4            S&P 500 Index Fund (02/02; 05/00)                                         (19.41)        --         --     (18.06)
SC4            Small Cap Advantage Fund (02/02; 09/99)                                   (13.96)        --         --      (0.36)
ST4            Stock Fund (02/02; 08/01)                                                     --         --         --     (10.13)(d)
SA4            Strategy Aggressive Fund (02/02; 01/92)                                   (38.19)     (0.35)        --       4.82
             AIM V.I.
4AC            Capital Appreciation Fund, Series II Shares
               (02/02; 05/93)(e)                                                         (29.41)      4.14         --       9.82
4AD            Capital Development Fund, Series II Shares
               (02/02; 05/98)(e)                                                         (15.40)        --         --       3.22
             ALLIANCE VP
4AB            AllianceBernstein International Value
               Portfolio (Class B) (02/02; 05/01)(f)                                         --         --         --      (8.76)(d)
4AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (7.79)     12.58      12.88      11.85
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI            VP International, Class II (02/02; 05/94)(h)                              (34.76)      2.84         --       3.80
4AV            VP Value, Class II (02/02; 05/96)(h)                                        3.93       9.89         --      10.69
             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (02/02; 09/86)                                  (14.20)      5.30       6.91       7.44
             EVERGREEN VA
4CG            Capital Growth Fund - Class 2 (02/02; 03/98)(i)                           (19.91)        --         --       2.69
             FIDELITY(R) VIP
4FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (16.23)      8.04         --       8.04
4FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (11.19)        --         --      23.40
4FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (27.44)      0.83       4.00       4.25

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
4RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (0.71%)     4.10%      9.54%      8.32%
4SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        4.85         --         --       1.41
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (1.48)      8.26         --       8.47
             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                               (18.93)        --         --       1.48
4MC            Mid Cap Value Fund (02/02; 05/98)                                           3.14         --         --       4.56
             INVESCO VIF
4ID            Dynamics Fund (02/02; 08/97)                                              (36.58)        --         --       3.91
4FS            Financial Services Fund (02/02; 09/99)                                    (17.04)        --         --       5.52
4TC            Technology Fund (02/02; 05/97)                                            (50.08)        --         --       8.07
4TL            Telecommunications Fund (02/02; 09/99)                                    (57.60)        --         --     (26.24)
             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (42.24)        --         --     (39.48)
4IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (29.48)      8.00         --      11.70
             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (02/02; 09/98)                             (30.07)        --         --      (3.71)
             MFS(R)
4MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (30.77)        --         --      (4.60)
4MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (12.78)        --         --      12.55
4UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (30.30)      8.63         --      12.43
             PIONEER VCT
4PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)   (14.52)     10.19         --      12.54
4EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (29.88)        --         --      (6.86)
             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)        (26.10)        --         --       2.58
4PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)   (26.90)        --         --       7.70
4VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (38.74)        --         --       5.62
             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (11.77)     12.20         --      14.25
             WANGER
4IT            International Small Cap (02/02; 05/95)                                    (27.40)      6.21         --      13.58
4SP            U.S. Smaller Companies (02/02; 05/95)                                       2.51      10.52         --      16.26
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA            Asset Allocation Fund (02/02; 04/94)(t)                                   (14.35)      7.37         --       9.26
4WI            International Equity Fund (02/02; 07/00)                                  (22.74)        --         --     (22.32)
4SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (30.34)     (3.48)        --       3.33

                                                                  -41-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (23.83%)       --%        --%    (10.79%)
BD4            Bond Fund (02/02; 10/81)                                                   (1.86)      3.15       5.49       8.38
CR4            Capital Resource Fund (02/02; 10/81)                                      (25.30)      3.37       4.98      10.15
CM4            Cash Management Fund (02/02; 10/81)                                        (5.44)      3.09       2.66       4.54
DE4            Diversified Equity Income Fund (02/02; 09/99)                              (6.89)        --         --      (1.60)
EM4            Emerging Markets Fund (02/02; 05/00)                                      (10.12)        --         --     (21.82)
ES4            Equity Select Fund (02/02; 05/01)                                             --         --         --      (9.42)(d)
EI4            Extra Income Fund (02/02; 05/96)                                           (4.32)      0.05         --       0.83
FI4            Federal Income Fund (02/02; 09/99)                                         (3.05)        --         --       2.29
GB4            Global Bond Fund (02/02; 05/96)                                            (7.61)      0.53         --       1.63
GR4            Growth Fund (02/02; 09/99)                                                (36.97)        --         --     (19.58)
IE4            International Fund (02/02; 01/92)                                         (34.91)     (3.25)        --       2.04
MF4            Managed Fund (02/02; 4/86)                                                (18.46)      4.93       6.93       8.30
ND4            New Dimensions Fund(R) (02/02; 05/96)                                     (24.02)      7.96         --       8.87
SV4            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (1.70)(d)
IV4            S&P 500 Index Fund (02/02; 05/00)                                         (20.17)        --         --     (18.06)
SC4            Small Cap Advantage Fund (02/02; 09/99)                                   (14.78)        --         --       0.07
ST4            Stock Fund (02/02; 08/01)                                                     --         --         --     (10.99)(d)
SA4            Strategy Aggressive Fund (02/02; 01/92)                                   (38.75)     (0.35)        --       4.82
             AIM V.I.
4AC            Capital Appreciation Fund, Series II Shares
               (02/02; 05/93)(e)                                                         (30.06)      4.14         --       9.82
4AD            Capital Development Fund, Series II Shares
               (02/02; 05/98)(e)                                                         (16.20)        --         --       3.22
             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (9.63)(d)
4AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (8.68)     12.58      12.88      11.85
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI            VP International, Class II (02/02; 05/94)(h)                              (35.36)      2.84         --       3.80
4AV            VP Value, Class II (02/02; 05/96)(h)                                        2.93       9.89         --      10.69
             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (02/02; 09/86)                                  (15.02)      5.30       6.91       7.44
             EVERGREEN VA
4CG            Capital Growth Fund - Class 2 (02/02; 3/98)(i)                            (20.67)        --         --       2.69
             FIDELITY(R) VIP
4FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (17.02)      8.04         --       8.03
4FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (12.03)        --         --      23.40
4FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (28.11)      0.83       4.00       4.25


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
4RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (1.67%)     4.10%      9.54%      8.32%
4SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        3.85         --         --       1.41
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (2.44)      8.26         --       8.47
             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)                                (19.69)        --         --       1.48
4MC            Mid Cap Value Fund (02/02; 05/98)                                           2.14         --         --       4.56
             INVESCO VIF
4ID            Dynamics Fund (02/02; 08/97)                                              (37.16)        --         --       3.91
4FS            Financial Services Fund (02/02; 09/99)                                    (17.82)        --         --       5.92
4TC            Technology Fund (02/02; 05/97)                                            (50.51)        --         --       8.07
4TL            Telecommunications Fund (02/02; 09/99)                                    (57.95)        --         --     (25.92)
             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (42.76)        --         --     (39.48)
4IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (30.14)      8.00         --      11.70
             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (02/02; 09/98)                             (30.71)        --         --      (3.71)
             MFS(R)
4MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (31.41)        --         --      (4.27)
4MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (13.61)        --         --      12.55
4UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (30.94)      8.63         --      12.43
             PIONEER VCT
4PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 3/95)(o)    (15.33)     10.19         --      12.54
4EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (30.52)        --         --      (6.86)
             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)         (26.79)        --         --       2.58
4PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 1/97)(r)    (27.57)        --         --       7.70
4VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (39.29)        --         --       5.62
             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (12.61)     12.20         --      14.25
             WANGER
4IT            International Small Cap (02/02; 05/95)                                    (28.07)      6.21         --      13.58
4SP            U.S. Smaller Companies (02/02; 05/95)                                       1.51      10.52         --      16.26
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA            Asset Allocation Fund (02/02; 4/94)(t)                                    (15.16)      7.37         --       9.26
4WI            International Equity Fund (02/02; 7/00)                                   (23.46)        --         --     (22.32)
4SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (30.98)     (3.48)        --       3.35


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (18.07%)       --%        --%     (8.59%)
BD4            Bond Fund (02/02; 10/81)                                                    5.80       3.15       5.49       8.38
CR4            Capital Resource Fund (02/02; 10/81)                                      (19.68)      3.37       4.98      10.15
CM4            Cash Management Fund (02/02; 10/81)                                         1.91       3.09       2.66       4.54
DE4            Diversified Equity Income Fund (02/02; 09/99)                               0.33         --         --       0.83
EM4            Emerging Markets Fund (02/02; 05/00)                                       (3.17)        --         --     (18.72)
ES4            Equity Select Fund (02/02; 05/01)                                             --         --         --      (2.41)(d)
EI4            Extra Income Fund (02/02; 05/96)                                            3.13       0.05         --       0.83
FI4            Federal Income Fund (02/02; 09/99)                                          4.51         --         --       4.79
GB4            Global Bond Fund (02/02; 05/96)                                            (0.45)      0.53         --       1.63
GR4            Growth Fund (02/02; 09/99)                                                (32.36)        --         --     (17.58)
IE4            International Fund (02/02; 01/92)                                         (30.12)     (3.25)        --       2.04
MF4            Managed Fund (02/02; 04/86)                                               (12.24)      4.93       6.93       8.30
ND4            New Dimensions Fund(R) (02/02; 05/96)                                     (18.28)      7.96         --       8.87
SV4            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --       5.98(d)
IV4            S&P 500 Index Fund (02/02; 05/00)                                         (14.10)        --         --     (14.84)
SC4            Small Cap Advantage Fund (02/02; 09/99)                                    (8.24)        --         --       2.55
ST4            Stock Fund (02/02; 08/01)                                                     --         --         --      (4.12)(d)
SA4            Strategy Aggressive Fund (02/02; 01/92)                                   (34.29)     (0.35)        --       4.82
             AIM V.I.
4AC            Capital Appreciation Fund, Series II Shares
               (02/02; 05/93)(e)                                                         (24.85)      4.14         --       9.82
4AD            Capital Development Fund, Series II Shares
               (02/02; 05/98)(e)                                                          (9.78)        --         --       3.22
             ALLIANCE VP
4AB            AllianceBernstein International Value
               Portfolio (Class B) (02/02; 05/01)(f)                                         --         --         --      (2.65)(d)
4AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (1.60)     12.58      12.88      11.85
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI            VP International, Class II (02/02; 05/94)(h)                              (30.61)      2.84         --       3.80
4AV            VP Value, Class II (02/02; 05/96)(h)                                       10.93       9.89         --      10.69
             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (02/02; 09/86)                                   (8.50)      5.30       6.91       7.44
             EVERGREEN VA
4CG            Capital Growth Fund - Class 2 (02/02; 03/98)(i)                           (14.64)        --         --       2.69
             FIDELITY(R) VIP
4FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (10.68)      8.04         --       8.04
4FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                        (5.25)        --         --      23.40
4FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (22.73)      0.83       4.00       4.25


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
4RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                       6.01%      4.10%      9.54%      8.32%
4SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)       11.85         --         --       1.41
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                   5.18       8.26         --       8.47
             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                               (13.58)        --         --       1.48
4MC            Mid Cap Value Fund (02/02; 05/98)                                          10.14         --         --       4.56
             INVESCO VIF
4ID            Dynamics Fund (02/02; 08/97)                                              (32.56)        --         --       3.91
4FS            Financial Services Fund (02/02; 09/99)                                    (11.55)        --         --       8.33
4TC            Technology Fund (02/02; 05/97)                                            (47.08)        --         --       8.07
4TL            Telecommunications Fund (02/02; 09/99)                                    (55.16)        --         --     (24.06)
             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (38.65)        --         --     (37.63)
4IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (24.93)      8.00         --      11.70
             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (02/02; 09/98)                             (25.55)        --         --      (3.71)
             MFS(R)
4MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (26.31)        --         --      (2.29)
4MD            New Discovery Series - Service Class (02/02; 05/98)(n)                     (6.97)        --         --      12.55
4UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (25.80)      8.63         --      12.43
             PIONEER VCT
4PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)    (8.84)     10.19         --      12.54
4EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (25.35)        --         --      (6.86)
             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)        (21.30)        --         --       2.58
4PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)   (22.15)        --         --       7.70
4VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (34.88)        --         --       5.62
             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)               (5.88)     12.20         --      14.25
             WANGER
4IT            International Small Cap (02/02; 05/95)                                    (22.69)      6.21         --      13.58
4SP            U.S. Smaller Companies (02/02; 05/95)                                       9.47      10.52         --      16.26
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA            Asset Allocation Fund (02/02; 04/94)(t)                                    (8.65)      7.37         --       9.26
4WI            International Equity Fund (02/02; 07/00)                                  (17.68)        --         --     (18.89)
4SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (25.85)     (3.48)        --       3.33

                                                                  -47-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (22.59%)       --%        --%    (10.64%)
BD4            Bond Fund (02/02; 10/81)                                                   (0.39)      3.70       6.04       8.93
CR4            Capital Resource Fund (02/02; 10/81)                                      (24.09)      3.92       5.53      10.70
CM4            Cash Management Fund (02/02; 10/81)                                        (4.01)      3.64       3.21       5.09
DE4            Diversified Equity Income Fund (02/02; 09/99)                              (5.48)        --         --      (1.48)
EM4            Emerging Markets Fund (02/02; 05/00)                                       (8.74)        --         --     (21.29)
ES4            Equity Select Fund (02/02; 05/01)                                             --         --         --      (8.03)(d)
EI4            Extra Income Fund (02/02; 05/96)                                           (2.87)      0.60         --       1.38
FI4            Federal Income Fund (02/02; 09/99)                                         (1.59)        --         --       2.44
GB4            Global Bond Fund (02/02; 05/96)                                            (6.20)      1.08         --       2.18
GR4            Growth Fund (02/02; 09/99)                                                (35.88)        --         --     (19.38)
IE4            International Fund (02/02; 01/92)                                         (33.80)     (2.70)        --       2.59
MF4            Managed Fund (02/02; 04/86)                                               (17.18)      5.48       7.48       8.85
ND4            New Dimensions Fund(R) (02/02; 05/96)                                     (22.79)      8.51         --       9.42
SV4            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (0.23)(d)
IV4            S&P 500 Index Fund (02/02; 05/00)                                         (18.90)        --         --     (17.53)
SC4            Small Cap Advantage Fund (02/02; 09/99)                                   (13.45)        --         --       0.17
ST4            Stock Fund (02/02; 08/01)                                                     --         --         --      (9.62)(d)
SA4            Strategy Aggressive Fund (02/02; 01/92)                                   (37.68)      0.20         --       5.37
             AIM V.I.
4AC            Capital Appreciation Fund, Series II Shares
               (02/02; 05/93)(e)                                                         (28.89)      4.69         --      10.37
4AD            Capital Development Fund, Series II Shares
               (02/02; 05/98)(e)                                                         (14.89)        --         --       3.77
             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (8.25)(d)
4AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (7.28)     13.13      13.43      12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI            VP International, Class II (02/02; 05/94)(h)                              (34.25)      3.39         --       4.35
4AV            VP Value, Class II (02/02; 05/96)(h)                                        4.48      10.44         --      11.24
             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (02/02; 09/86)                                  (13.69)      5.85       7.46       7.99
             EVERGREEN VA
4CG            Capital Growth Fund - Class 2 (02/02; 03/98)(i)                           (19.40)        --         --       3.24
             FIDELITY(R) VIP
4FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (15.72)      8.59         --       8.59
4FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (10.67)        --         --      23.95
4FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (26.92)      1.38       4.55       4.80


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
4RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (0.20%)     4.65%     10.09%      8.87%
4SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        5.40         --         --       1.96
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (0.97)      8.81         --       9.02
             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                               (18.41)        --         --       2.03
4MC            Mid Cap Value Fund (02/02; 05/98)                                           3.69         --         --       5.11
             INVESCO VIF
4ID            Dynamics Fund (02/02; 08/97)                                              (36.07)        --         --       4.46
4FS            Financial Services Fund (02/02; 09/99)                                    (16.53)        --         --       6.08
4TC            Technology Fund (02/02; 05/97)                                            (49.57)        --         --       8.62
4TL            Telecommunications Fund (02/02; 09/99)                                    (57.09)        --         --     (25.71)
             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (41.73)        --         --     (38.95)
4IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (28.97)      8.55         --      12.25
             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (02/02; 09/98)                             (29.55)        --         --      (3.16)
             MFS(R)
4MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (30.26)        --         --      (4.07)
4MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (12.27)        --         --      13.10
4UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (29.79)      9.18         --      12.98
             PIONEER VCT
4PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)   (14.01)     10.74         --      13.09
4EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (29.36)        --         --      (6.31)
             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)        (25.59)        --         --       3.13
4PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)   (26.38)        --         --       8.25
4VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (38.23)        --         --       6.17
             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (11.26)     12.75         --      14.80
             WANGER
4IT            International Small Cap (02/02; 05/95)                                    (26.89)      6.76         --      14.13
4SP            U.S. Smaller Companies (02/02; 05/95)                                       3.02      11.07         --      16.81
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA            Asset Allocation Fund (02/02; 04/94)(t)                                   (13.83)      7.92         --       9.81
4WI            International Equity Fund (02/02; 07/00)                                  (22.23)        --         --     (21.80)
4SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (29.83)     (2.93)        --       3.88

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (23.32%)       --%        --%    (10.26%)
BD4            Bond Fund (02/02; 10/81)                                                   (1.36)      3.70       6.04       8.93
CR4            Capital Resource Fund (02/02; 10/81)                                      (24.80)      3.92       5.53      10.70
CM4            Cash Management Fund (02/02; 10/81)                                        (4.94)      3.64       3.21       5.09
DE4            Diversified Equity Income Fund (02/02; 09/99)                              (6.39)        --         --      (1.06)
EM4            Emerging Markets Fund (02/02; 05/00)                                       (9.61)        --         --     (21.29)
ES4            Equity Select Fund (02/02; 05/01)                                             --         --         --      (8.91)(d)
EI4            Extra Income Fund (02/02; 05/96)                                           (3.81)      0.60         --       1.38
FI4            Federal Income Fund (02/02; 09/99)                                         (2.54)        --         --       2.86
GB4            Global Bond Fund (02/02; 05/96)                                            (7.10)      1.08         --       2.18
GR4            Growth Fund (02/02; 09/99)                                                (36.46)        --         --     (19.04)
IE4            International Fund (02/02; 01/92)                                         (34.40)     (2.70)        --       2.59
MF4            Managed Fund (02/02; 4/86)                                                (17.96)      5.48       7.48       8.85
ND4            New Dimensions Fund(R) (02/02; 05/96)                                     (23.51)      8.51         --       9.42
SV4            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (1.19)(d)
IV4            S&P 500 Index Fund (02/02; 05/00)                                         (19.66)        --         --     (17.53)
SC4            Small Cap Advantage Fund (02/02; 09/99)                                   (14.27)        --         --       0.60
ST4            Stock Fund (02/02; 08/01)                                                     --         --         --     (10.48)(d)
SA4            Strategy Aggressive Fund (02/02; 01/92)                                   (38.24)      0.20         --       5.37
             AIM V.I.
4AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (29.55)      4.69         --      10.37
4AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)              (15.69)        --         --       3.77
             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (9.13)(d)
4AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (8.17)     13.13      13.43      12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI            VP International, Class II (02/02; 05/94)(h)                              (34.85)      3.39         --       4.35
4AV            VP Value, Class II (02/02; 05/96)(h)                                        3.48      10.44         --      11.24
             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (02/02; 09/86)                                  (14.51)      5.85       7.46       7.99
             EVERGREEN VA
4CG            Capital Growth Fund - Class 2 (02/02; 3/98)(i)                            (20.16)        --         --       3.24
             FIDELITY(R) VIP
4FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (16.52)      8.59         --       8.58
4FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (11.53)        --         --      23.95
4FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (27.60)      1.38       4.55       4.80


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
4RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (1.17%)     4.65%     10.09%      8.87%
4SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        4.40         --         --       1.96
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (1.93)      8.81         --       9.02
             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)                                (19.18)        --         --       2.03
4MC            Mid Cap Value Fund (02/02; 05/98)                                           2.69         --         --       5.11
             INVESCO VIF
4ID            Dynamics Fund (02/02; 08/97)                                              (36.65)        --         --       4.46
4FS            Financial Services Fund (02/02; 09/99)                                    (17.32)        --         --       6.49
4TC            Technology Fund (02/02; 05/97)                                            (50.01)        --         --       8.62
4TL            Telecommunications Fund (02/02; 09/99)                                    (57.44)        --         --     (25.39)
             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (42.25)        --         --     (38.95)
4IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (29.63)      8.55         --      12.25
             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (02/02; 09/98)                             (30.20)        --         --      (3.16)
             MFS(R)
4MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (30.90)        --         --      (3.73)
4MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (13.11)        --         --      13.10
4UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (30.43)      9.18         --      12.98
             PIONEER VCT
4PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 3/95)(o)    (14.83)     10.74         --      13.09
4EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (30.02)        --         --      (6.31)
             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)         (26.29)        --         --       3.13
4PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 1/97)(r)    (27.07)        --         --       8.25
4VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (38.79)        --         --       6.17
             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (12.10)     12.75         --      14.80
             WANGER
4IT            International Small Cap (02/02; 05/95)                                    (27.56)      6.76         --      14.13
4SP            U.S. Smaller Companies (02/02; 05/95)                                       2.02      11.07         --      16.81
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA            Asset Allocation Fund (02/02; 4/94)(t)                                    (14.65)      7.92         --       9.81
4WI            International Equity Fund (02/02; 7/00)                                   (22.96)        --         --     (21.80)
4SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (30.48)     (2.93)        --       3.90


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (17.52%)       --%        --%     (8.04%)
BD4            Bond Fund (02/02; 10/81)                                                    6.35       3.70       6.04       8.93
CR4            Capital Resource Fund (02/02; 10/81)                                      (19.13)      3.92       5.53      10.70
CM4            Cash Management Fund (02/02; 10/81)                                         2.46       3.64       3.21       5.09
DE4            Diversified Equity Income Fund (02/02; 09/99)                               0.88         --         --       1.38
EM4            Emerging Markets Fund (02/02; 05/00)                                       (2.62)        --         --     (18.17)
ES4            Equity Select Fund (02/02; 05/01)                                             --         --         --      (1.86)(d)
EI4            Extra Income Fund (02/02; 05/96)                                            3.68       0.60         --       1.38
FI4            Federal Income Fund (02/02; 09/99)                                          5.06         --         --       5.34
GB4            Global Bond Fund (02/02; 05/96)                                             0.10       1.08         --       2.18
GR4            Growth Fund (02/02; 09/99)                                                (31.81)        --         --     (17.03)
IE4            International Fund (02/02; 01/92)                                         (29.57)     (2.70)        --       2.59
MF4            Managed Fund (02/02; 04/86)                                               (11.69)      5.48       7.48       8.85
ND4            New Dimensions Fund(R) (02/02; 05/96)                                     (17.73)      8.51         --       9.42
SV4            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --       6.53 (d)
IV4            S&P 500 Index Fund (02/02; 05/00)                                         (13.55)        --         --     (14.29)
SC4            Small Cap Advantage Fund (02/02; 09/99)                                    (7.69)        --         --       3.10
ST4            Stock Fund (02/02; 08/01)                                                     --         --         --      (3.57)(d)
SA4            Strategy Aggressive Fund (02/02; 01/92)                                   (33.74)      0.20         --       5.37
             AIM V.I.
4AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (24.30)      4.69         --      10.37
4AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)               (9.23)        --         --       3.77
             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (2.10)(d)
4AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (1.05)     13.13      13.43      12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI            VP International, Class II (02/02; 05/94)(h)                              (30.06)      3.39         --       4.35
4AV            VP Value, Class II (02/02; 05/96)(h)                                       11.48      10.44         --      11.24
             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (02/02; 09/86)                                   (7.95)      5.85       7.46       7.99
             EVERGREEN VA
4CG            Capital Growth Fund - Class 2 (02/02; 03/98)(i)                           (14.09)        --         --       3.24
             FIDELITY(R) VIP
4FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (10.13)      8.59         --       8.59
4FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                        (4.70)        --         --      23.95
4FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (22.18)      1.38       4.55       4.80

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)


                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
4RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                       6.56%      4.65%     10.09%      8.87%
4SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)       12.40         --         --       1.96
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                   5.73       8.81         --       9.02
             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                               (13.03)        --         --       2.03
4MC            Mid Cap Value Fund (02/02; 05/98)                                          10.69         --         --       5.11
             INVESCO VIF
4ID            Dynamics Fund (02/02; 08/97)                                              (32.01)        --         --       4.46
4FS            Financial Services Fund (02/02; 09/99)                                    (11.00)        --         --       8.88
4TC            Technology Fund (02/02; 05/97)                                            (46.53)        --         --       8.62
4TL            Telecommunications Fund (02/02; 09/99)                                    (54.61)        --         --     (23.51)
             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (38.10)        --         --     (37.08)
4IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (24.38)      8.55         --      12.25
             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (02/02; 09/98)                             (25.00)        --         --      (3.16)
             MFS(R)
4MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (25.76)        --         --      (1.74)
4MD            New Discovery Series - Service Class (02/02; 05/98)(n)                     (6.42)        --         --      13.10
4UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (25.25)      9.18         --      12.98
             PIONEER VCT
4PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)    (8.29)     10.74         --      13.09
4EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (24.80)        --         --      (6.31)
             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)        (20.75)        --         --       3.13
4PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)   (21.60)        --         --       8.25
4VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (34.33)        --         --       6.17
             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)               (5.33)     12.75         --      14.80
             WANGER
4IT            International Small Cap (02/02; 05/95)                                    (22.14)      6.76         --      14.13
4SP            U.S. Smaller Companies (02/02; 05/95)                                      10.02      11.07         --      16.81
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA            Asset Allocation Fund (02/02; 04/94)(t)                                    (8.10)      7.92         --       9.81
4WI            International Equity Fund (02/02; 07/00)                                  (17.13)        --         --     (18.34)
4SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (25.30)     (2.93)        --       3.88

                                                                  -56-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (22.95%)       --%        --%    (10.99%)
BD5            Bond Fund (02/02; 10/81)                                                   (0.71)      3.36       5.70       8.60
CR5            Capital Resource Fund (02/02; 10/81)                                      (24.45)      3.58       5.19      10.37
CM5            Cash Management Fund (02/02; 10/81)                                        (4.33)      3.29       2.87       4.75
DE5            Diversified Equity Income Fund (02/02; 09/99)                              (5.80)        --         --      (1.81)
EM5            Emerging Markets Fund (02/02; 05/00)                                       (9.07)        --         --     (21.66)
ES5            Equity Select Fund (02/02; 05/01)                                             --         --         --      (8.42)(d)
EI5            Extra Income Fund (02/02; 05/96)                                           (3.19)      0.26         --       1.04
FI5            Federal Income Fund (02/02; 09/99)                                         (1.90)        --         --       2.09
GB5            Global Bond Fund (02/02; 05/96)                                            (6.53)      0.74         --       1.83
GR5            Growth Fund (02/02; 09/99)                                                (36.27)        --         --     (19.75)
IE5            International Fund (02/02; 01/92)                                         (34.18)     (3.05)        --       2.24
MF5            Managed Fund (02/02; 4/86)                                                (17.52)      5.14       7.15       8.52
ND5            New Dimensions Fund(R) (02/02; 05/96)                                     (23.15)      8.18         --       9.09
SV5            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (0.67)(d)
IV5            S&P 500 Index Fund (02/02; 05/00)                                         (19.25)        --         --     (17.89)
SC5            Small Cap Advantage Fund (02/02; 09/99)                                   (13.79)        --         --      (0.16)
ST5            Stock Fund (02/02; 08/01)                                                     --         --         --     (10.06)(d)
SA5            Strategy Aggressive Fund (02/02; 01/92)                                   (38.07)     (0.15)        --       5.03
             AIM V.I.
5AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (29.26)      4.35         --      10.04
5AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)              (15.23)        --         --       3.43
             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (8.64)(d)
5AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (7.61)     12.81      13.11      12.08
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI            VP International, Class II (02/02; 05/94)(h)                              (34.63)      3.05         --       4.01
5AV            VP Value, Class II (02/02; 05/96)(h)                                        4.15      10.11         --      10.92
             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (02/02; 09/86)                                  (14.03)      5.52       7.13       7.65
             EVERGREEN VA
5CG            Capital Growth Fund - Class 2 (02/02; 3/98)(i)                            (19.75)        --         --       2.90
             FIDELITY(R) VIP
5FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (16.06)      8.25         --       8.25
5FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (11.01)        --         --      23.65
5FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (27.29)      1.03       4.21       4.46


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
5RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (0.51%)     4.31%      9.76%      8.54%
5SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        5.07         --         --       1.61
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (1.29)      8.48         --       8.69
             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)                                (18.76)        --         --       1.68
5MC            Mid Cap Value Fund (02/02; 05/98)                                           3.37         --         --       4.77
             INVESCO VIF
5ID            Dynamics Fund (02/02; 08/97)                                              (36.45)        --         --       4.12
5FS            Financial Services Fund (02/02; 09/99)                                    (16.87)        --         --       5.74
5TC            Technology Fund (02/02; 05/97)                                            (49.98)        --         --       8.29
5TL            Telecommunications Fund (02/02; 09/99)                                    (57.51)        --         --     (26.09)
             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (42.13)        --         --     (39.36)
5IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (29.34)      8.21         --      11.92
             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (02/02; 09/98)                             (29.92)        --         --      (3.51)
             MFS(R)
5MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (30.63)        --         --      (4.41)
5MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (12.61)        --         --      12.78
5UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (30.16)      8.85         --      12.66
             PIONEER VCT
5PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 3/95)(o)    (14.35)     10.42         --      12.76
5EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (29.74)        --         --      (6.68)
             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)         (25.96)        --         --       2.78
5PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 1/97)(r)    (26.75)        --         --       7.91
5VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (38.62)        --         --       5.83
             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (11.59)     12.42         --      14.48
             WANGER
5IT            International Small Cap (02/02; 05/95)                                    (27.25)      6.43         --      13.81
5SP            U.S. Smaller Companies (02/02; 05/95)                                       2.71      10.74         --      16.49
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA            Asset Allocation Fund (02/02; 4/94)(t)                                    (14.17)      7.59         --       9.48
5WI            International Equity Fund (02/02; 7/00)                                   (22.59)        --         --     (22.17)
5SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (30.20)     (3.29)        --       3.56


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (23.67%)       --%        --%    (10.61%)
BD5            Bond Fund (02/02; 10/81)                                                   (1.67)      3.36       5.70       8.60
CR5            Capital Resource Fund (02/02; 10/81)                                      (25.15)      3.58       5.19      10.37
CM5            Cash Management Fund (02/02; 10/81)                                        (5.25)      3.29       2.87       4.75
DE5            Diversified Equity Income Fund (02/02; 09/99)                              (6.71)        --         --      (1.40)
EM5            Emerging Markets Fund (02/02; 05/00)                                       (9.94)        --         --     (21.66)
ES5            Equity Select Fund (02/02; 05/01)                                             --         --         --      (9.30)(d)
EI5            Extra Income Fund (02/02; 05/96)                                           (4.12)      0.26         --       1.04
FI5            Federal Income Fund (02/02; 09/99)                                         (2.85)        --         --       2.51
GB5            Global Bond Fund (02/02; 05/96)                                            (7.42)      0.74         --       1.83
GR5            Growth Fund (02/02; 09/99)                                                (36.84)        --         --     (19.41)
IE5            International Fund (02/02; 01/92)                                         (34.78)     (3.05)        --       2.24
MF5            Managed Fund (02/02; 4/86)                                                (18.30)      5.14       7.15       8.52
ND5            New Dimensions Fund(R) (02/02; 05/96)                                     (23.87)      8.18         --       9.09
SV5            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (1.63)(d)
IV5            S&P 500 Index Fund (02/02; 05/00)                                         (20.01)        --         --     (17.89)
SC5            Small Cap Advantage Fund (02/02; 09/99)                                   (14.61)        --         --       0.27
ST5            Stock Fund (02/02; 08/01)                                                     --         --         --     (10.92)(d)
SA5            Strategy Aggressive Fund (02/02; 01/92)                                   (38.62)     (0.15)        --       5.03
             AIM V.I.
5AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (29.92)      4.35         --      10.04
5AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)              (16.03)        --         --       3.43
             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (9.51)(d)
5AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (8.49)     12.81      13.11      12.08
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI            VP International, Class II (02/02; 05/94)(h)                              (35.23)      3.05         --       4.01
5AV            VP Value, Class II (02/02; 05/96)(h)                                        3.15      10.11         --      10.92
             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (02/02; 09/86)                                  (14.85)      5.52       7.13       7.65
             EVERGREEN VA
5CG            Capital Growth Fund - Class 2 (02/02; 3/98)(i)                            (20.51)        --         --       2.90
             FIDELITY(R) VIP
5FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (16.86)      8.25         --       8.25
5FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (11.86)        --         --      23.65
5FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (27.96)      1.03       4.21       4.46


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
5RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (1.47%)     4.31%      9.76%      8.54%
5SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        4.07         --         --       1.61
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (2.24)      8.48         --       8.69
             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)                                (19.53)        --         --       1.68
5MC            Mid Cap Value Fund (02/02; 05/98)                                           2.37         --         --       4.77
             INVESCO VIF
5ID            Dynamics Fund (02/02; 08/97)                                              (37.03)        --         --       4.12
5FS            Financial Services Fund (02/02; 09/99)                                    (17.66)        --         --       6.15
5TC            Technology Fund (02/02; 05/97)                                            (50.41)        --         --       8.29
5TL            Telecommunications Fund (02/02; 09/99)                                    (57.86)        --         --     (25.77)
             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (42.64)        --         --     (39.36)
5IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (30.00)      8.21         --      11.92
             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (02/02; 09/98)                             (30.57)        --         --      (3.51)
             MFS(R)
5MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (31.27)        --         --      (4.07)
5MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (13.44)        --         --      12.78
5UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (30.80)      8.85         --      12.66
             PIONEER VCT
5PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 3/95)(o)    (15.16)     10.42         --      12.76
5EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (30.38)        --         --      (6.68)
             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)         (26.65)        --         --       2.78
5PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 1/97)(r)    (27.43)        --         --       7.91
5VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (39.17)        --         --       5.83
             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (12.43)     12.42         --      14.48
             WANGER
5IT            International Small Cap (02/02; 05/95)                                    (27.93)      6.43         --      13.81
5SP            U.S. Smaller Companies (02/02; 05/95)                                       1.71      10.74         --      16.49
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA            Asset Allocation Fund (02/02; 4/94)(t)                                    (14.99)      7.59         --       9.48
5WI            International Equity Fund (02/02; 7/00)                                   (23.31)        --         --     (22.17)
5SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (30.85)     (3.29)        --       3.56


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (17.91%)       --%        --%     (8.40%)
BD5            Bond Fund (02/02; 10/81)                                                    6.01       3.36       5.70       8.60
CR5            Capital Resource Fund (02/02; 10/81)                                      (19.51)      3.58       5.19      10.37
CM5            Cash Management Fund (02/02; 10/81)                                         2.12       3.29       2.87       4.75
DE5            Diversified Equity Income Fund (02/02; 09/99)                               0.54         --         --       1.04
EM5            Emerging Markets Fund (02/02; 05/00)                                       (2.98)        --         --     (18.56)
ES5            Equity Select Fund (02/02; 05/01)                                             --         --         --      (2.28)(d)
EI5            Extra Income Fund (02/02; 05/96)                                            3.34       0.26         --       1.04
FI5            Federal Income Fund (02/02; 09/99)                                          4.73         --         --       5.00
GB5            Global Bond Fund (02/02; 05/96)                                            (0.24)      0.74         --       1.83
GR5            Growth Fund (02/02; 09/99)                                                (32.22)        --         --     (17.41)
IE5            International Fund (02/02; 01/92)                                         (29.98)     (3.05)        --       2.24
MF5            Managed Fund (02/02; 4/86)                                                (12.07)      5.14       7.15       8.52
ND5            New Dimensions Fund(R) (02/02; 05/96)                                     (18.12)      8.18         --       9.09
SV5            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --       6.06(d)
IV5            S&P 500 Index Fund (02/02; 05/00)                                         (13.92)        --         --     (14.67)
SC5            Small Cap Advantage Fund (02/02; 09/99)                                    (8.05)        --         --       2.76
ST5            Stock Fund (02/02; 08/01)                                                     --         --         --      (4.05)(d)
SA5            Strategy Aggressive Fund (02/02; 01/92)                                   (34.16)     (0.15)        --       5.03
             AIM V.I.
5AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (24.69)      4.35         --      10.04
5AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)               (9.60)        --         --       3.43
             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (2.52)(d)
5AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (1.40)     12.81      13.11      12.08
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI            VP International, Class II (02/02; 05/94)(h)                              (30.46)      3.05         --       4.01
5AV            VP Value, Class II (02/02; 05/96)(h)                                       11.15      10.11         --      10.92
             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (02/02; 09/86)                                   (8.31)      5.52       7.13       7.65
             EVERGREEN VA
5CG            Capital Growth Fund - Class 2 (02/02; 3/98)(i)                            (14.46)        --         --       2.90
             FIDELITY(R) VIP
5FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (10.50)      8.25         --       8.25
5FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                        (5.06)        --         --      23.65
5FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (22.57)      1.03       4.21       4.46

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA Select and
RAVA Select in Texas (Without  Purchase Payment  Credits) Without  Surrender and
Selection of MAV and EEP Death Benefit  Riders For Periods  Ending Dec. 31, 2001
(continued)

                                                                                                Performance of the fund(b)
                                                                                                                            Since
Subaccount   Investing in:                                                                1 year    5 years   10 years  commencement
             FTVIPT
5RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                       6.22%      4.31%      9.76%      8.54%
5SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)       12.07         --         --       1.61
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                   5.39       8.48         --       8.69
             GOLDMAN SACHS VIT
5UE            CORESM U.S. Equity Fund (02/02; 2/98)(l)                                  (13.40)        --         --       1.68
5MC            Mid Cap Value Fund (02/02; 05/98)                                          10.37         --         --       4.77
             INVESCO VIF
5ID            Dynamics Fund (02/02; 08/97)                                              (32.42)        --         --       4.77
5FS            Financial Services Fund (02/02; 09/99)                                    (11.37)        --         --       8.55
5TC            Technology Fund (02/02; 05/97)                                            (46.97)        --         --       8.29
5TL            Telecommunications Fund (02/02; 09/99)                                    (55.07)        --         --     (23.91)
             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (38.53)        --         --     (37.50)
5IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (24.78)      8.21         --      11.92
             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (02/02; 09/98)                             (25.40)        --         --      (3.51)
             MFS(R)
5MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (26.16)        --         --      (2.10)
5MD            New Discovery Series - Service Class (02/02; 05/98)(n)                     (6.78)        --         --      12.78
5UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (25.65)      8.85         --      12.66
             PIONEER VCT
5PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 3/95)(o)     (8.66)     10.42         --      12.76
5EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (25.20)        --         --      (6.68)
             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund, Class IB Shares (02/02; 4/98)(q)          (21.14)        --         --       2.78
5PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 1/97)(r)    (21.99)        --         --       7.91
5VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (34.75)        --         --       5.83
             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)               (5.69)     12.42         --      14.48
             WANGER
5IT            International Small Cap (02/02; 05/95)                                    (22.53)      6.43         --      13.81
5SP            U.S. Smaller Companies (02/02; 05/95)                                       9.69      10.74         --      16.49
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA            Asset Allocation Fund (02/02; 4/94)(t)                                     (8.47)      7.59         --       9.48
5WI            International Equity Fund (02/02; 7/00)                                   (17.51)        --         --     (18.73)
5SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (25.70)     (3.29)        --       3.56

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (22.44%)       --%        --%    (10.46%)
BD5            Bond Fund (02/02; 10/81)                                                   (0.20)      3.91       6.25       9.15
CR5            Capital Resource Fund (02/02; 10/81)                                      (23.93)      4.13       5.74      10.92
CM5            Cash Management Fund (02/02; 10/81)                                        (3.82)      3.84       3.42       5.30
DE5            Diversified Equity Income Fund (02/02; 09/99)                              (5.29)        --         --      (1.28)
EM5            Emerging Markets Fund (02/02; 05/00)                                       (8.56)        --         --     (21.14)
ES5            Equity Select Fund (02/02; 05/01)                                             --         --         --      (7.91)(d)
EI5            Extra Income Fund (02/02; 05/96)                                           (2.68)      0.81         --       1.59
FI5            Federal Income Fund (02/02; 09/99)                                         (1.39)        --         --       2.66
GB5            Global Bond Fund (02/02; 05/96)                                            (6.02)      1.29         --       2.38
GR5            Growth Fund (02/02; 09/99)                                                (35.76)        --         --     (19.22)
IE5            International Fund (02/02; 01/92)                                         (33.67)     (2.50)        --       2.79
MF5            Managed Fund (02/02; 04/86)                                               (17.01)      5.69       7.70       9.07
ND5            New Dimensions Fund(R) (02/02; 05/96)                                     (22.64)      8.73         --       9.64
SV5            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (0.15)(d)
IV5            S&P 500 Index Fund (02/02; 05/00)                                         (18.74)        --         --     (17.37)
SC5            Small Cap Advantage Fund (02/02; 09/99)                                   (13.27)        --         --       0.37
ST5            Stock Fund (02/02; 08/01)                                                     --         --         --      (9.55)(d)
SA5            Strategy Aggressive Fund (02/02; 01/92)                                   (37.55)      0.40         --       5.58
             AIM V.I.
5AC            Capital Appreciation Fund, Series II Shares
               (02/02; 05/93)(e)                                                         (28.75)      4.90         --      10.59
5AD            Capital Development Fund, Series II Shares
               (02/02; 05/98)(e)                                                         (14.72)        --         --       3.98
             ALLIANCE VP
5AB            AllianceBernstein International Value
               Portfolio (Class B) (02/02; 05/01)(f)                                         --         --         --      (8.13)(d)
5AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (7.10)     13.36      13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI            VP International, Class II (02/02; 05/94)(h)                              (34.12)      3.60         --       4.56
5AV            VP Value, Class II (02/02; 05/96)(h)                                        4.70      10.66         --      11.47
             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (02/02; 09/86)                                  (13.52)      6.07       7.68       8.20
             EVERGREEN VA
5CG            Capital Growth Fund - Class 2 (02/02; 03/98)(i)                           (19.24)        --         --       3.45
             FIDELITY(R) VIP
5FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (15.55)      8.80         --       8.80
5FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (10.50)        --         --      24.20
5FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (26.78)      1.58       4.76       5.01

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
5RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                       0.00%      4.86%     10.31%      9.09%
5SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        5.62         --         --       2.16
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (0.77)      9.03         --       9.24
             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                               (18.25)        --         --       2.23
5MC            Mid Cap Value Fund (02/02; 05/98)                                           3.92         --         --       5.32
             INVESCO VIF
5ID            Dynamics Fund (02/02; 08/97)                                              (35.94)        --         --       4.67
5FS            Financial Services Fund (02/02; 09/99)                                    (16.36)        --         --       6.31
5TC            Technology Fund (02/02; 05/97)                                            (49.47)        --         --       8.84
5TL            Telecommunications Fund (02/02; 09/99)                                    (57.00)        --         --     (25.56)
             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (41.62)        --         --     (38.83)
5IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (28.83)      8.76         --      12.47
             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (02/02; 09/98)                             (29.41)        --         --      (2.96)
             MFS(R)
5MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (30.12)        --         --      (3.88)
5MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (12.10)        --         --      13.33
5UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (29.65)      9.40         --      13.21
             PIONEER VCT
5PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)   (13.84)     10.97         --      13.31
5EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (29.22)        --         --      (6.13)
             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)        (25.44)        --         --       3.33
5PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)   (26.24)        --         --       8.46
5VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (38.11)        --         --       6.38
             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (11.08)     12.97         --      15.03
             WANGER
5IT            International Small Cap (02/02; 05/95)                                    (26.74)      6.98         --      14.36
5SP            U.S. Smaller Companies (02/02; 05/95)                                       3.24      11.29         --      17.04
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA            Asset Allocation Fund (02/02; 04/94)(t)                                   (13.66)      8.14         --      10.03
5WI            International Equity Fund (02/02; 07/00)                                  (22.07)        --         --     (21.64)
5SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (29.69)     (2.74)        --       4.09

                                                                  -68-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (23.17%)       --%        --%    (10.08%)
BD5            Bond Fund (02/02; 10/81)                                                   (1.16)      3.91       6.25       9.15
CR5            Capital Resource Fund (02/02; 10/81)                                      (24.65)      4.13       5.74      10.92
CM5            Cash Management Fund (02/02; 10/81)                                        (4.75)      3.84       3.42       5.30
DE5            Diversified Equity Income Fund (02/02; 09/99)                              (6.20)        --         --      (0.86)
EM5            Emerging Markets Fund (02/02; 05/00)                                       (9.43)        --         --     (21.14)
ES5            Equity Select Fund (02/02; 05/01)                                             --         --         --      (8.79)(d)
EI5            Extra Income Fund (02/02; 05/96)                                           (3.62)      0.81         --       1.59
FI5            Federal Income Fund (02/02; 09/99)                                         (2.35)        --         --       3.08
GB5            Global Bond Fund (02/02; 05/96)                                            (6.92)      1.29         --       2.38
GR5            Growth Fund (02/02; 09/99)                                                (36.34)        --         --     (18.88)
IE5            International Fund (02/02; 01/92)                                         (34.27)     (2.50)        --       2.79
MF5            Managed Fund (02/02; 4/86)                                                (17.79)      5.69       7.70       9.07
ND5            New Dimensions Fund(R) (02/02; 05/96)                                     (23.36)      8.73         --       9.64
SV5            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --      (1.12)(d)
IV5            S&P 500 Index Fund (02/02; 05/00)                                         (19.50)        --         --     (17.37)
SC5            Small Cap Advantage Fund (02/02; 09/99)                                   (14.10)        --         --       0.80
ST5            Stock Fund (02/02; 08/01)                                                     --         --         --     (10.42)(d)
SA5            Strategy Aggressive Fund (02/02; 01/92)                                   (38.12)      0.40         --       5.58
             AIM V.I.
5AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (29.41)      4.90         --      10.59
5AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)              (15.53)        --         --       3.98
             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (9.01)(d)
5AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (7.99)     13.36      13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI            VP International, Class II (02/02; 05/94)(h)                              (34.72)      3.60         --       4.56
5AV            VP Value, Class II (02/02; 05/96)(h)                                        3.70      10.66         --      11.47
             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (02/02; 09/86)                                  (14.34)      6.07       7.68       8.20
             EVERGREEN VA
5CG            Capital Growth Fund - Class 2 (02/02; 3/98)(i)                            (20.00)        --         --       3.45
             FIDELITY(R) VIP
5FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)               (16.35)      8.80         --       8.80
5FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                       (11.35)        --         --      24.20
5FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (27.46)      1.58       4.76       5.01


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in Texas (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
5RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                      (0.97%)     4.86%     10.31%      9.09%
5SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)        4.62         --         --       2.16
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                  (1.73)      9.03         --       9.24
             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (02/02; 2/98)(l)                                (19.02)        --         --       2.23
5MC            Mid Cap Value Fund (02/02; 05/98)                                           2.92         --         --       5.32
             INVESCO VIF
5ID            Dynamics Fund (02/02; 08/97)                                              (36.52)        --         --       4.67
5FS            Financial Services Fund (02/02; 09/99)                                    (17.15)        --         --       6.71
5TC            Technology Fund (02/02; 05/97)                                            (49.91)        --         --       8.84
5TL            Telecommunications Fund (02/02; 09/99)                                    (57.36)        --         --     (25.24)
             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (42.14)        --         --     (38.83)
5IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (29.49)      8.76         --      12.47
             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (02/02; 09/98)                             (30.06)        --         --      (2.96)
             MFS(R)
5MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (30.76)        --         --      (3.54)
5MD            New Discovery Series - Service Class (02/02; 05/98)(n)                    (12.93)        --         --      13.33
5UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (30.29)      9.40         --      13.21
             PIONEER VCT
5PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 3/95)(o)    (14.66)     10.97         --      13.31
5EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (29.88)        --         --      (6.13)
             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 4/98)(q)         (26.14)        --         --       3.33
5PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 1/97)(r)    (26.92)        --         --       8.46
5VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (38.66)        --         --       6.38
             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)              (11.93)     12.97         --      15.03
             WANGER
5IT            International Small Cap (02/02; 05/95)                                    (27.42)      6.98         --      14.36
5SP            U.S. Smaller Companies (02/02; 05/95)                                       2.24      11.29         --      17.04
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA            Asset Allocation Fund (02/02; 4/94)(t)                                    (14.48)      8.14         --      10.03
5WI            International Equity Fund (02/02; 7/00)                                   (22.80)        --         --     (21.64)
5SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (30.34)     (2.74)        --       4.11


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001

                                                                                                Performance of the fund(b)

                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (02/02; 09/99)(c)                                (17.36%)       --%       --%      (7.85%)
BD5            Bond Fund (02/02; 10/81)                                                    6.56       3.91       6.25       9.15
CR5            Capital Resource Fund (02/02; 10/81)                                      (18.96)      4.13       5.74      10.92
CM5            Cash Management Fund (02/02; 10/81)                                         2.67       3.84       3.42       5.30
DE5            Diversified Equity Income Fund (02/02; 09/99)                               1.09         --         --       1.59
EM5            Emerging Markets Fund (02/02; 05/00)                                       (2.43)        --         --     (18.01)
ES5            Equity Select Fund (02/02; 05/01)                                             --         --         --      (1.73)(d)
EI5            Extra Income Fund (02/02; 05/96)                                            3.89       0.81         --       1.59
FI5            Federal Income Fund (02/02; 09/99)                                          5.28         --         --       5.55
GB5            Global Bond Fund (02/02; 05/96)                                             0.31       1.29         --       2.38
GR5            Growth Fund (02/02; 09/99)                                                (31.67)        --         --     (16.86)
IE5            International Fund (02/02; 01/92)                                         (29.43)     (2.50)        --       2.79
MF5            Managed Fund (02/02; 04/86)                                               (11.52)      5.69       7.70       9.07
ND5            New Dimensions Fund(R) (02/02; 05/96)                                     (17.57)      8.73         --       9.64
SV5            Partners Small Cap Value Fund (02/02; 08/01)                                  --         --         --       6.61(d)
IV5            S&P 500 Index Fund (02/02; 05/00)                                         (13.37)        --         --     (14.12)
SC5            Small Cap Advantage Fund (02/02; 09/99)                                    (7.50)        --         --       3.31
ST5            Stock Fund (02/02; 08/01)                                                     --         --         --      (3.50)(d)
SA5            Strategy Aggressive Fund (02/02; 01/92)                                   (33.61)      0.40         --       5.58
             AIM V.I.
5AC            Capital Appreciation Fund, Series II Shares (02/02; 05/93)(e)             (24.14)      4.90         --      10.59
5AD            Capital Development Fund, Series II Shares (02/02; 05/98)(e)               (9.05)        --         --       3.98
             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio (Class B)
               (02/02; 05/01)(f)                                                             --         --         --      (1.97)(d)
5AL            Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                    (0.85)     13.36      13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI            VP International, Class II (02/02; 05/94)(h)                              (29.91)      3.60         --       4.56
5AV            VP Value, Class II (02/02; 05/96)(h)                                       11.70      10.66         --      11.47
             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (02/02; 09/86)                                   (7.76)      6.07       7.68       8.20
             EVERGREEN VA
5CG            Capital Growth Fund - Class 2 (02/02; 03/98)(i)                           (13.91)        --         --       3.45
             FIDELITY(R) VIP
5FG            Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)                (9.95)      8.80         --       8.80
5FM            Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                        (4.51)        --         --      24.20
5FO            Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                      (22.02)      1.58       4.76       5.01

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select and RAVA Select in Texas (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                                                Performance of the fund(b)


                                                                                                                           Since
Subaccount   Investing in:                                                               1 year    5 years   10 years  commencement
             FTVIPT
5RE            Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                       6.77%      4.86%     10.31%      9.09%
5SI            Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)       12.62         --         --       2.16
               (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS            Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                   5.94       9.03         --       9.24
             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                               (12.85)        --         --       2.23
5MC            Mid Cap Value Fund (02/02; 05/98)                                          10.92         --         --       5.32
             INVESCO VIF
5ID            Dynamics Fund (02/02; 08/97)                                              (31.87)        --         --       4.67
5FS            Financial Services Fund (02/02; 09/99)                                    (10.82)        --         --       9.10
5TC            Technology Fund (02/02; 05/97)                                            (46.42)        --         --       8.84
5TL            Telecommunications Fund (02/02; 09/99)                                    (54.52)        --         --     (23.36)
             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares (02/02; 01/00)(m)             (37.98)        --         --     (36.95)
5IG            International Growth Portfolio: Service Shares (02/02; 05/94)(m)          (24.23)      8.76         --      12.47
             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (02/02; 09/98)                             (24.85)        --         --      (2.96)
             MFS(R)
5MG            Investors Growth Stock Series - Service Class (02/02; 05/99)(n)           (25.61)        --         --      (1.55)
5MD            New Discovery Series - Service Class (02/02; 05/98)(n)                     (6.23)        --         --      13.33
5UT            Utilities Series - Service Class (02/02; 01/95)(n)                        (25.10)      9.40         --      13.21
             PIONEER VCT
5PE            Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)    (8.11)     10.97         --      13.31
5EU            Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)          (24.65)        --         --      (6.13)
             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)        (20.59)        --         --       3.33
5PI            Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)   (21.44)        --         --       8.46
5VS            Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)                  (34.20)        --         --       6.38
             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)               (5.14)     12.97         --      15.03
             WANGER
5IT            International Small Cap (02/02; 05/95)                                    (21.98)      6.98         --      14.36
5SP            U.S. Smaller Companies (02/02; 05/95)                                      10.24      11.29         --      17.04
               (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA            Asset Allocation Fund (02/02; 04/94)(t)                                    (7.92)      8.14         --      10.03
5WI            International Equity Fund (02/02; 07/00)                                  (16.96)        --         --     (18.18)
5SG            Small Cap Growth Fund (02/02; 05/95)(u)                                   (25.15)     (2.74)        --       4.09

                                                                 -74-

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund)

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                            ERV - P
                            -------
                               P

where:    P    =  a  hypothetical  initial  payment of $1,000
          ERV  =  Ending  Redeemable Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee, the Enhanced Earnings Plus Death Benefit Rider fee and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Value Rider fee and the Enhanced Earnings Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o   any declared dividends,
o   the value of any shares purchased with dividends paid during the period, and
o   any dividends declared for such shares.

It does not include:
o   the effect of any applicable surrender charge, or
o   any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized  Yield for RAVA Advantage  Based on the Seven-Day  Period Ending Dec.
31, 2001

Subaccount    Investing in:                                                 Simple yield             Compound yield

CM1           AXP(R) Variable Portfolio - Cash Management Fund                   0.66%                    0.66%
CM2           AXP(R) Variable Portfolio - Cash Management Fund                   0.83                     0.83

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized  Yield for RAVA  Advantage  Based on the 30-Day Period Ended Dec. 31,
2001

Subaccount    Investing in:                                              Yield

BD1           AXP(R) Variable Portfolio - Bond Fund                       5.68%
BD2           AXP(R) Variable Portfolio - Bond Fund                       5.70
EI1           AXP(R) Variable Portfolio - Extra Income Fund              11.09
EI2           AXP(R) Variable Portfolio - Extra Income Fund              11.12
FI1           AXP(R) Variable Portfolio - Federal Income Fund             5.72
FI2           AXP(R) Variable Portfolio - Federal Income Fund             5.68
GB1           AXP(R) Variable Portfolio - Global Bond Fund                9.81
GB2           AXP(R) Variable Portfolio - Global Bond Fund                9.79

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units.To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                   www.ambest.com
Fitch (formerly Duff and Phelps)            www.fitchratings.com
Moody's                                     www.moodys.com/insurance

A.M. Best   -- Rates insurance companies for their financial strength.
Fitch       -- Rates insurance companies for their claims-paying ability.
Moody's     -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2001: $41,792,624; 2000: $56,851,815; and 1999: $21,517,281. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of Assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 -- American Express Retirement Advisor Advantage(SM) Variable Annuity (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, ES1, ES2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, SV1, SV2, IV1, IV2, SC1, SC2, ST1, ST2, SA1, SA2, 1AC, 2AC, 1AD, 2AD, 1AB, 2AB, 1AL, 2AL, 1AI, 2AI, 1AV, 2AV, 1SR, 2SR, 1CG, 2CG, 1FG, 2FG, 1FM, 2FM, 1FO, 2FO, 1RE, 2RE, 1SI, 2SI, 1MS, 2MS, 1UE, 2UE, 1MC, 2MC, 1ID, 2ID, 1FS, 2FS, 1TC, 2TC, 1TL, 2TL, 1GT, 2GT, 1IG, 2IG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1UT, 2UT, 1PE, 2PE, 1EU, 2EU, 1HS, 2HS, 1PI, 2PI, 1VS, 2VS, 1SO, 2SO, 1IT, 2IT, 1SP, 2SP,1AA, 2AA, 1WI, 2WI, 1SG and 2SG) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 -- American Express Retirement Advisor Advantage(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP


Minneapolis, Minnesota
March 22, 2002

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Assets and Liabilities



                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001                                   BC1            BC2            BD1            BD2            CR1            CR2
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 51,712,882   $ 42,380,833   $119,640,679   $ 95,301,277   $ 29,069,661   $ 29,328,288
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 40,781,852   $ 33,783,781   $119,883,329   $ 95,430,437   $ 20,382,565   $ 20,250,827
Dividends receivable                                  --             --        554,670        438,531             --             --
Accounts receivable from IDS Life for
  contract purchase payments                          --            815        493,198        101,163          7,999          5,830
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  40,781,852     33,784,596    120,931,197     95,970,131     20,390,564     20,256,657
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                32,827         21,476         96,034         59,932         16,540         12,818
    Contract terminations                          1,095             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 33,922         21,476         96,034         59,932         16,540         12,818
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         40,635,657     33,613,030    120,576,095     95,271,576     20,251,907     20,002,759
Net assets applicable to contracts in
  payment period                                 112,273        150,090        259,068        638,623        122,117        241,080
====================================================================================================================================
Total net assets                            $ 40,747,930   $ 33,763,120   $120,835,163   $ 95,910,199   $ 20,374,024   $ 20,243,839
====================================================================================================================================
Accumulation units outstanding                49,897,109     41,082,633    106,759,873     83,968,345     26,778,956     26,326,833
====================================================================================================================================
Net asset value per accumulation unit       $       0.81   $       0.82   $       1.13   $       1.13   $       0.76   $       0.76
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                          Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                    CM1            CM2            DE1            DE2            EM1            EM2
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $287,243,453   $266,241,664   $ 41,405,512   $ 44,105,970   $  1,156,628   $  1,397,705
                                            ----------------------------------------------------------------------------------------
    at market value                         $287,213,633   $266,220,564   $ 42,020,724   $ 44,767,626   $  1,106,334   $  1,291,337
Dividends receivable                             429,903        402,299             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                   2,316,455        608,322        193,243         74,277          2,941            506
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 289,959,991    267,231,185     42,213,967     44,841,903      1,109,275      1,291,843
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee               230,715        170,470         32,977         27,680            874            811
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                230,715        170,470         32,977         27,680            874            811
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        289,076,487    266,792,790     42,124,684     44,399,283      1,108,401      1,291,032
Net assets applicable to contracts in
  payment period                                 652,789        267,925         56,306        414,940             --             --
====================================================================================================================================
Total net assets                            $289,729,276   $267,060,715   $ 42,180,990   $ 44,814,223   $  1,108,401   $  1,291,032
====================================================================================================================================
Accumulation units outstanding               265,455,463    243,869,987     41,299,277     43,328,168      1,541,506      1,789,442
====================================================================================================================================
Net asset value per accumulation unit       $       1.09   $       1.09   $       1.02   $       1.02   $       0.72   $       0.72
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                    ES1            ES2            EI1            EI2            FI1            FI2
Assets

Investments in shares of mutual funds and
  portfolios:
    at cost                                 $  2,064,313   $  2,307,874   $ 94,997,466   $ 62,094,057   $ 63,806,682   $ 56,635,681
                                            ----------------------------------------------------------------------------------------
    at market value                         $  2,209,551   $  2,473,989   $ 83,448,589   $ 54,961,666   $ 64,725,633   $ 57,202,596
Dividends receivable                                  --             --        745,664        493,147        301,175        265,220
Accounts receivable from IDS Life for
  contract purchase payments                      16,536          4,000             --         65,827             --        520,532
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,226,087      2,477,989     84,194,253     55,520,640     65,026,808     57,988,348
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                 1,656          1,428         66,749         34,857         52,153         36,263
    Contract terminations                             --             --        110,756             --        148,256             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,656          1,428        177,505         34,857        200,409         36,263
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,224,431      2,476,561     83,871,968     55,368,288     64,646,155     57,583,266
Net assets applicable to contracts in
  payment period                                      --             --        144,780        117,495        180,244        368,819
====================================================================================================================================
Total net assets                            $  2,224,431   $  2,476,561   $ 84,016,748   $ 55,485,783   $ 64,826,399   $ 57,952,085
====================================================================================================================================
Accumulation units outstanding                 2,238,352      2,488,770     88,813,366     58,348,189     56,965,798     50,509,732
====================================================================================================================================
Net asset value per accumulation unit       $       0.99   $       1.00   $       0.94   $       0.95   $       1.13   $       1.14
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                    GB1            GB2            GR1            GR2            IE1            IE2
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 24,366,512   $ 16,925,641   $143,524,031   $138,142,853   $ 19,947,944   $ 18,457,675
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 24,402,941   $ 16,942,628   $ 84,467,319   $ 83,907,072   $ 12,566,903   $ 10,654,939
Dividends receivable                             194,445        134,224             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      41,592         33,156         36,007         65,898             --          4,994
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  24,638,978     17,110,008     84,503,326     83,972,970     12,566,903     10,659,933
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                19,563         10,673         67,985         53,115         10,130          6,733
    Contract terminations                             --             --             --             --          6,237             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 19,563         10,673         67,985         53,115         16,367          6,733
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         24,619,415     17,099,335     84,330,906     83,696,603     12,477,568     10,625,560
Net assets applicable to contracts in
  payment period                                      --             --        104,435        223,252         72,968         27,640
====================================================================================================================================
Total net assets                            $ 24,619,415   $ 17,099,335   $ 84,435,341   $ 83,919,855   $ 12,550,536   $ 10,653,200
====================================================================================================================================
Accumulation units outstanding                23,970,170     16,572,087    130,763,635    129,185,546     18,664,324     15,821,074
====================================================================================================================================
Net asset value per accumulation unit       $       1.03   $       1.03   $       0.64   $       0.65   $       0.67   $       0.67
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                    MF1            MF2            ND1            ND2            SV1            SV2
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 60,292,437   $ 43,249,885   $356,139,473   $313,080,767   $  5,979,425   $  6,606,855
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 49,957,880   $ 35,998,816   $272,960,324   $245,919,901   $  6,615,755   $  7,325,948
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       7,470         21,008        139,340        342,906        151,707         58,511
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  49,965,350     36,019,824    273,099,664    246,262,807      6,767,462      7,384,459
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                40,181         22,756        218,157        154,416          4,634          4,048
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 40,181         22,756        218,157        154,416          4,634          4,048
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period                      49,466,612     35,351,244    271,620,420    245,113,267      6,762,828      7,380,411
Net assets applicable to contracts
  in payment period                              458,557        645,824      1,261,087        995,124             --             --
====================================================================================================================================
Total net assets                            $ 49,925,169   $ 35,997,068   $272,881,507   $246,108,391   $  6,762,828   $  7,380,411
====================================================================================================================================
Accumulation units outstanding                53,096,445     37,760,282    307,319,932    276,053,946      6,314,047      6,885,287
====================================================================================================================================
Net asset value per accumulation unit       $       0.93   $       0.94   $       0.88   $       0.89   $       1.07   $       1.07
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 IV1           IV2            SC1            SC2            ST1             ST2
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 35,318,036   $ 30,720,504   $ 27,372,382   $ 25,644,608   $    478,915   $    593,160
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 31,838,244   $ 28,188,801   $ 26,178,664   $ 24,598,807   $    496,850   $    606,211
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                     199,065        157,436             --         10,422          2,624            468
Receivable from mutual funds and
  portfolios for share redemptions                    --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  32,037,309     28,346,237     26,178,664     24,609,229        499,474        606,679
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                24,967         17,498         20,933         15,505            353            324
    Contract terminations                             --             --            248             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 24,967         17,498         21,181         15,505            353            324
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         31,867,060     28,328,739     26,144,365     24,588,882        499,121        606,355
Net assets applicable to contracts in
  payment period                                 145,282             --         13,118          4,842             --             --
====================================================================================================================================
Total net assets                            $ 32,012,342   $ 28,328,739   $ 26,157,483   $ 24,593,724   $    499,121   $    606,355
====================================================================================================================================
Accumulation units outstanding                40,574,978     35,957,387     24,346,498     22,792,239        517,488        628,289
====================================================================================================================================
Net asset value per accumulation unit       $       0.79   $       0.79   $       1.07   $       1.08   $       0.96   $       0.97
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 SA1           SA2            1AC            2AC            1AD             2AD
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $114,824,545   $ 98,709,563   $  1,670,776   $  1,691,550   $  1,116,271   $  1,332,997
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 53,077,901   $ 47,772,232   $  1,669,759   $  1,669,796   $  1,201,714   $  1,433,282
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       9,685         22,576         24,305          8,249         24,029          2,858
Receivable from mutual funds and
  portfolios for share redemptions                    --             --          1,179            882            857            806
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  53,087,586     47,794,808      1,695,243      1,678,927      1,226,600      1,436,946
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                42,782         30,224          1,179            882            857            806
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --             --         24,305          8,249         24,029          2,858
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 42,782         30,224         25,484          9,131         24,886          3,664
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         52,913,871     47,624,819      1,669,759      1,669,796      1,201,714      1,433,282
Net assets applicable to contracts in
  payment period                                 130,933        139,765             --             --             --             --
====================================================================================================================================
Total net assets                            $ 53,044,804   $ 47,764,584   $  1,669,759   $  1,669,796   $  1,201,714   $  1,433,282
====================================================================================================================================
Accumulation units outstanding                65,574,383     58,747,770      1,711,418      1,710,005      1,224,392      1,459,193
====================================================================================================================================
Net asset value per accumulation unit       $       0.81   $       0.81   $       0.98   $       0.98   $       0.98   $       0.98
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1AB           2AB            1AL            2AL            1AI             2AI
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $    735,118   $    754,189   $  4,095,016   $  5,215,820   $  1,776,574   $  1,796,754
                                            ----------------------------------------------------------------------------------------
    at market value                         $    771,212   $    786,589   $  4,225,204   $  5,365,775   $  1,796,795   $  1,817,484
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       1,180         52,360         81,840         62,215         32,003          3,826
Receivable from mutual funds and
  portfolios for share redemptions                   509            395          2,859          2,756          1,278          1,008
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     772,901        839,344      4,309,903      5,430,746      1,830,076      1,822,318
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                   509            395          2,859          2,756          1,278          1,008
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                        1,180         52,360         81,840         62,215         32,003          3,826
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,689         52,755         84,699         64,971         33,281          4,834
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            771,212        786,589      4,205,611      5,353,886      1,794,144      1,817,484
Net assets applicable to contracts in
  payment period                                      --             --         19,593         11,889          2,651             --
====================================================================================================================================
Total net assets                            $    771,212   $    786,589   $  4,225,204   $  5,365,775   $  1,796,795   $  1,817,484
====================================================================================================================================
Accumulation units outstanding                   790,198        804,909      4,363,102      5,550,035      1,926,552      1,950,094
====================================================================================================================================
Net asset value per accumulation unit       $       0.98   $       0.98   $       0.96   $       0.96   $       0.93   $       0.93
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1AV           2AV            1SR            2SR            1CG             2CG
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $  7,269,424   $  7,124,635   $  6,022,179   $  4,466,224   $    939,408   $  1,470,791
                                            ----------------------------------------------------------------------------------------
    at market value                         $  7,740,301   $  7,631,737   $  5,403,539   $  3,996,635   $    964,458   $  1,492,882
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      97,202         72,852         11,155          4,509         31,237         11,189
Receivable from mutual funds and
  portfolios for share redemptions                 5,462          4,275          4,314          2,477            662            800
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   7,842,965      7,708,864      5,419,008      4,003,621        996,357      1,504,871
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                 5,462          4,275          4,314          2,477            662            800
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       97,202         72,852         11,155          4,509         31,237         11,189
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                102,664         77,127         15,469          6,986         31,899         11,989
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          7,555,042      7,621,330      5,403,539      3,996,635        964,458      1,492,882
Net assets applicable to contracts in
  payment period                                 185,259         10,407             --             --             --             --
====================================================================================================================================
Total net assets                            $  7,740,301   $  7,631,737   $  5,403,539   $  3,996,635   $    964,458   $  1,492,882
====================================================================================================================================
Accumulation units outstanding                 7,297,887      7,356,170      6,090,449      4,489,864      1,014,962      1,569,856
====================================================================================================================================
Net asset value per accumulation unit       $       1.04   $       1.04   $       0.89   $       0.89   $       0.95   $       0.95
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1FG           2FG            1FM            2FM            1FO             2FO
Assets
Investments in shares of mutual funds and
portfolios:
    at cost                                 $  8,040,053   $  6,128,895   $  6,594,332   $  6,894,504   $  2,007,369   $  1,983,435
                                            ----------------------------------------------------------------------------------------
    at market value                         $  8,322,960   $  6,353,602   $  6,949,500   $  7,245,643   $  2,036,350   $  2,028,833
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                     132,588         45,083         67,380         75,967         25,891         16,987
Receivable from mutual funds and
  portfolios for share redemptions                 5,876          3,464          4,904          3,953          1,428          1,125
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   8,461,424      6,402,149      7,021,784      7,325,563      2,063,669      2,046,945
====================================================================================================================================
Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                 5,876          3,464          4,904          3,953          1,428          1,125
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                      132,588         45,083         67,380         75,967         25,891         16,987
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                138,464         48,547         72,284         79,920         27,319         18,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          8,159,382      6,353,602      6,949,500      7,177,856      2,036,350      2,028,833
Net assets applicable to contracts in
  payment period                                 163,578             --             --         67,787             --             --
====================================================================================================================================
Total net assets                            $  8,322,960   $  6,353,602   $  6,949,500   $  7,245,643   $  2,036,350   $  2,028,833
====================================================================================================================================
Accumulation units outstanding                 8,177,315      6,362,646      6,689,131      6,903,484      2,156,704      2,146,868
====================================================================================================================================
Net asset value per accumulation unit       $       1.00   $       1.00   $       1.04   $       1.04   $       0.94   $       0.95
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1RE           2RE            1SI            2SI            1MS             2MS
Assets
Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 24,877,313   $ 31,061,372   $ 11,564,627   $ 13,199,978   $  1,040,871   $    878,534
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 26,463,745   $ 32,992,245   $ 12,869,436   $ 14,607,898   $  1,074,799   $    909,798
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      28,669         75,529         31,093         59,417         33,957            817
Receivable from mutual funds and
  portfolios for share redemptions                20,756         20,246         10,088          8,938            704            498
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  26,513,170     33,088,020     12,910,617     14,676,253      1,109,460        911,113
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                20,756         20,246         10,088          8,938            704            498
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       28,669         75,529         31,093         59,417         33,957            817
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 49,425         95,775         41,181         68,355         34,661          1,315
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         26,422,937     32,809,529     12,865,426     14,565,877      1,074,799        909,798
Net assets applicable to contracts in
  payment period                                  40,808        182,716          4,010         42,021             --             --
====================================================================================================================================
Total net assets                            $ 26,463,745   $ 32,992,245   $ 12,869,436   $ 14,607,898   $  1,074,799   $    909,798
====================================================================================================================================
Accumulation units outstanding                19,803,454     24,476,850      9,583,606     10,800,259      1,114,064        942,403
====================================================================================================================================
Net asset value per accumulation unit       $       1.33   $       1.34   $       1.34   $       1.35   $       0.96   $       0.97
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1UE           2UE            1MC            2MC            1ID             2ID
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 73,400,041   $ 61,773,879   $ 30,860,705   $ 30,232,493   $  1,256,406   $  1,400,520
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 61,360,603   $ 52,274,999   $ 33,835,944   $ 32,636,756   $  1,368,953   $  1,502,622
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                          --         67,150        115,507         62,837          6,636          8,202
Receivable from mutual funds and
  portfolios for share redemptions               148,136         32,680         26,237         20,096            958            761
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  61,508,739     52,374,829     33,977,688     32,719,689      1,376,547      1,511,585
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                49,094         32,680         26,237         20,096            958            761
    Contract terminations                         99,042             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                           --         67,150        115,507         62,837          6,636          8,202
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                148,136         99,830        141,744         82,933          7,594          8,963
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         61,189,234     52,108,194     33,759,106     32,593,270      1,368,953      1,488,245
Net assets applicable to contracts in
  payment period                                 171,369        166,805         76,838         43,486             --         14,377
====================================================================================================================================
Total net assets                            $ 61,360,603   $ 52,274,999   $ 33,835,944   $ 32,636,756   $  1,368,953   $  1,502,622
====================================================================================================================================
Accumulation units outstanding                71,184,706     60,342,746     24,711,163     23,748,152      1,426,478      1,549,777
====================================================================================================================================
Net asset value per accumulation unit       $       0.86   $       0.86   $       1.37   $       1.37   $       0.96   $       0.96
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1FS           2FS            1TC            2TC            1TL             2TL
Assets
Investments in shares of mutual funds and
portfolios:
    at cost                                 $    841,996   $    997,125   $    778,855   $    417,800   $    496,280   $    325,974
                                            ----------------------------------------------------------------------------------------
    at market value                         $    869,140   $  1,043,826   $    827,719   $    445,049   $    516,078   $    339,573
Dividends receivable                               2,873          3,438             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       2,886          7,049         12,996          4,224             10          8,005
Receivable from mutual funds and
  portfolios for share redemptions                   631            582            573            236            392            191
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     875,530      1,054,895        841,288        449,509        516,480        347,769
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                   631            582            573            236            392            191
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                        5,759         10,487         12,996          4,224             10          8,005
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  6,390         11,069         13,569          4,460            402          8,196
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            869,140      1,043,826        827,719        445,049        516,078        339,573
Net assets applicable to contracts in
  payment period                                      --             --             --             --             --             --
====================================================================================================================================
Total net assets                            $    869,140   $  1,043,826   $    827,719   $    445,049   $    516,078   $    339,573
====================================================================================================================================
Accumulation units outstanding                   900,903      1,081,186        911,194        489,634        613,528        403,548
====================================================================================================================================
Net asset value per accumulation unit       $       0.96   $       0.97   $       0.91   $       0.91   $       0.84   $       0.84
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1GT           2GT            1IG            2IG            1IP             2IP
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 27,038,087   $ 26,763,306   $ 50,942,233   $ 47,396,787   $ 18,014,621   $ 14,451,831
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 14,436,141   $ 14,783,844   $ 38,964,943   $ 36,904,470   $ 14,291,834   $ 11,604,651
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                       6,509         18,094         52,449         53,395         55,148          8,842
Receivable from mutual funds and
  portfolios for share redemptions                11,473          9,217         30,825         22,988         11,157          7,115
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  14,454,123     14,811,155     39,048,217     36,980,853     14,358,139     11,620,608
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                11,473          9,217         30,825         22,988         11,157          7,115
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                        6,509         18,094         52,449         53,395         55,148          8,842
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 17,982         27,311         83,274         76,383         66,305         15,957
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         14,432,566     14,779,685     38,863,547     36,794,077     14,226,389     11,490,301
Net assets applicable to contracts in
  payment period                                   3,575          4,159        101,396        110,393         65,445        114,350
====================================================================================================================================
Total net assets                            $ 14,436,141   $ 14,783,844   $ 38,964,943   $ 36,904,470   $ 14,291,834   $ 11,604,651
====================================================================================================================================
Accumulation units outstanding                34,050,475     34,766,823     64,147,250     60,527,027     19,727,365     15,860,418
====================================================================================================================================
Net asset value per accumulation unit       $       0.42   $       0.43   $       0.61   $       0.61   $       0.72   $       0.72
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1MG           2MG            1MD            2MD            1UT             2UT
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 43,105,535   $ 42,029,185   $ 34,514,429   $ 32,053,073   $  2,547,783   $  2,706,934
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 34,386,783   $ 34,000,110   $ 33,044,416   $ 30,681,980   $  2,513,303   $  2,672,004
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      18,488         93,779         21,217         62,180         15,714         16,646
Receivable from mutual funds and
  portfolios for share redemptions                26,927         20,924         25,840         18,823          1,820          1,408
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  34,432,198     34,114,813     33,091,473     30,762,983      2,530,837      2,690,058
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                26,927         20,924         25,840         18,823          1,820          1,408
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       18,488         93,779         21,217         62,180         15,714         16,646
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 45,415        114,703         47,057         81,003         17,534         18,054
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         34,354,362     33,902,717     33,042,178     30,677,400      2,474,789      2,672,004
Net assets applicable to contracts in
  payment period                                  32,421         97,393          2,238          4,580         38,514             --
====================================================================================================================================
Total net assets                            $ 34,386,783   $ 34,000,110   $ 33,044,416   $ 30,681,980   $  2,513,303   $  2,672,004
====================================================================================================================================
Accumulation units outstanding                51,051,303     50,211,519     36,822,197     34,072,333      2,777,731      2,996,710
====================================================================================================================================
Net asset value per accumulation unit       $       0.67   $       0.68   $       0.90   $       0.90   $       0.89   $       0.89
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1PE           2PE            1EU            2EU            1HS             2HS
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $  1,060,326   $  1,260,722   $    134,340   $    115,551   $  1,705,244   $  2,095,702
                                            ----------------------------------------------------------------------------------------
    at market value                         $  1,078,212   $  1,283,658   $    139,936   $    118,420   $  1,710,449   $  2,098,225
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      18,367         17,414             --          5,000         10,565         22,356
Receivable from mutual funds and
  portfolios for share redemptions                   747            688            108             64          1,197          1,149
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,097,326      1,301,760        140,044        123,484      1,722,211      2,121,730
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                   747            688            108             64          1,197          1,149
    Contract terminations                             --             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       18,367         17,414             --          5,000         10,565         22,356
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 19,114         18,102            108          5,064         11,762         23,505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,078,212      1,283,658        139,936        118,420      1,710,449      2,098,225
Net assets applicable to contracts in
  payment period                                      --             --             --             --             --             --
====================================================================================================================================
Total net assets                            $  1,078,212   $  1,283,658   $    139,936   $    118,420   $  1,710,449   $  2,098,225
====================================================================================================================================
Accumulation units outstanding                 1,106,491      1,316,285        143,349        121,209      1,743,428      2,136,818
====================================================================================================================================
Net asset value per accumulation unit       $       0.97   $       0.98   $       0.98   $       0.98   $       0.98   $       0.98
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1PI           2PI            1VS            2VS            1SO             2SO
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $  2,039,603   $  2,313,122   $126,567,533   $104,162,888   $  3,934,593   $  3,852,006
                                            ----------------------------------------------------------------------------------------
    at market value                         $  2,092,135   $  2,363,246   $ 74,483,171   $ 63,852,496   $  3,711,533   $  3,671,538
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      49,060         56,660             --         54,125         25,848         67,009
Receivable from mutual funds and
  portfolios for share redemptions                 1,428          1,250         69,014         39,863          2,617          1,912
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,142,623      2,421,156     74,552,185     63,946,484      3,739,998      3,740,459
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                 1,428          1,250         59,448         39,863          2,617          1,912
    Contract terminations                             --             --          9,566             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                       49,060         56,660             --         54,125         25,848         67,009
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 50,488         57,910         69,014         93,988         28,465         68,921
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,092,135      2,363,246     74,384,443     63,734,762      3,711,533      3,668,157
Net assets applicable to contracts in
  payment period                                      --             --         98,728        117,734             --          3,381
====================================================================================================================================
Total net assets                            $  2,092,135   $  2,363,246   $ 74,483,171   $ 63,852,496   $  3,711,533   $  3,671,538
====================================================================================================================================
Accumulation units outstanding                 2,180,274      2,460,406     87,722,365     74,818,967      3,747,064      3,700,618
====================================================================================================================================
Net asset value per accumulation unit       $       0.96   $       0.96   $       0.85   $       0.85   $       0.99   $       0.99
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                         Segregated Asset Subaccounts
                                            ----------------------------------------------------------------------------------------
December 31, 2001 (continued)                 1IT           2IT            1SP            2SP            1AA             2AA
Assets

Investments in shares of mutual funds and
portfolios:
    at cost                                 $ 47,805,554   $ 42,426,921   $ 50,142,172   $ 44,060,106   $  3,149,106   $  3,723,685
                                            ----------------------------------------------------------------------------------------
    at market value                         $ 25,663,389   $ 23,627,517   $ 53,762,660   $ 47,363,850   $  3,110,295   $  3,682,381
Dividends receivable                                  --             --             --             --             --             --
Accounts receivable from IDS Life for
  contract purchase payments                      54,413         42,996             --        102,437          9,847         54,585
Receivable from mutual funds and
  portfolios for share redemptions                20,390         14,808         66,470         29,052         15,824          2,198
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  25,738,192     23,685,321     53,829,130     47,495,339      3,135,966      3,739,164
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                20,390         14,808         42,149         29,052          2,364          2,198
    Contract terminations                             --             --         24,321             --         13,460             --
Payable to mutual funds and portfolios
  for investments purchased                       54,413         42,996             --        102,437             --         54,585
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 74,803         57,804         66,470        131,489         15,824         56,783
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         25,552,121     23,569,698     53,632,104     47,310,776      3,120,142      3,682,381
Net assets applicable to contracts in
  payment period                                 111,268         57,819        130,556         53,074             --             --
====================================================================================================================================
Total net assets                            $ 25,663,389   $ 23,627,517   $ 53,762,660   $ 47,363,850   $  3,120,142   $  3,682,381
====================================================================================================================================
Accumulation units outstanding                30,296,994     27,817,713     46,456,080     40,791,482      3,223,573      3,799,139
====================================================================================================================================
Net asset value per accumulation unit       $       0.84   $       0.85   $       1.15   $       1.16   $       0.97   $       0.97
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                                       Segregated Asset Subaccounts
                                                                          ----------------------------------------------------------
December 31, 2001 (continued)                                              1WI            2WI            1SG             2SG
Assets
Investments in shares of mutual funds and portfolios:
    at cost                                                               $    922,365   $  1,075,272   $  1,917,328   $  1,843,295
                                                                          ----------------------------------------------------------
    at market value                                                       $    927,595   $  1,080,049   $  2,095,392   $  1,939,030
Dividends receivable                                                                --             --             --             --
Accounts receivable from IDS Life for contract purchase payments                 9,976          6,562         13,562         45,521
Receivable from mutual funds and portfolios for share redemptions                  669            643          1,538          1,094
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   938,240      1,087,254      2,110,492      1,985,645
====================================================================================================================================

Liabilities

Payable to IDS Life for:
    Mortality and expense risk fee                                                 669            643          1,538          1,094
    Contract terminations                                                           --             --             --             --
Payable to mutual funds and portfolios for investments purchased                 9,976          6,562         13,562         45,521
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               10,645          7,205         15,100         46,615
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                          927,595      1,080,049      2,095,392      1,939,030
Net assets applicable to contracts in
  payment period                                                                    --             --             --             --
====================================================================================================================================
Total net assets                                                          $    927,595   $  1,080,049   $  2,095,392   $  1,939,030
====================================================================================================================================
Accumulation units outstanding                                               1,030,776      1,199,580      2,229,738      2,060,286
====================================================================================================================================
Net asset value per accumulation unit                                     $       0.90   $       0.90   $       0.94   $       0.94
====================================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations

                                                                     Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2001                BC1            BC2            BD1            BD2            CR1            CR2
Investment income

Dividend income from mutual
  funds and portfolios                $    311,275   $    246,283   $  5,262,706   $  3,983,855   $     63,642   $     62,571
Variable account expenses                  393,817        246,860        790,194        472,628        194,218        153,981
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (82,542)          (577)     4,472,512      3,511,227       (130,576)       (91,410)
=============================================================================================================================

Realized and unrealized gain
  (loss) on investment -- net

Realized gain (loss) on sales
  of investments in mutual
  funds and portfolios:
   Proceeds from sales                   3,465,560      1,644,705        987,617      1,356,308      2,225,725      2,810,088
   Cost of investments sold              4,379,260      2,064,152        977,009      1,344,769      3,239,602      4,256,896
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sale of investments                     (913,700)      (419,447)        10,608         11,539     (1,013,877)    (1,446,808)
Distributions from capital
  gains                                         --             --             --             --             --             --
Net change in unrealized
appreciation or depreciation
  of investments                        (7,186,847)    (5,811,752)       125,819         21,829     (3,287,133)    (3,108,462)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (8,100,547)    (6,231,199)       136,427         33,368     (4,301,010)    (4,555,270)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $ (8,183,089)  $ (6,231,776)  $  4,608,939   $  3,544,595   $ (4,431,586)  $ (4,646,680)
=============================================================================================================================

                                                                     Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2001
(continued)                                 CM1            CM2            DE1            DE2            EM1            EM2
Investment income

Dividend income from mutual
  funds and portfolios                $  9,256,118   $  8,505,982   $    316,604   $   325,184    $        168   $        198
Variable account expenses                2,478,864      1,812,773        241,031        194,378          7,990          7,638
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          6,777,254      6,693,209         75,573        130,806         (7,822)        (7,440)
=============================================================================================================================

Realized and unrealized gain
(loss) on investment -- net

Realized gain (loss) on sales
  of investments in mutual funds
  and portfolios:
   Proceeds from sales                  62,081,735     71,342,713        383,077        637,244        139,767        158,567
   Cost of investments sold             62,087,959     71,347,828        376,840        655,823        163,737        190,955
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                            (6,224)        (5,115)         6,237        (18,579)       (23,970)       (32,388)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation
  of investments                            (1,569)        (2,181)       318,919        400,925         24,439         30,375
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (7,793)        (7,296)       325,156        382,346            469         (2,013)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from
  operations                          $  6,769,461   $  6,685,913   $    400,729   $    513,152   $     (7,353)  $     (9,453)
=============================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                     Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                ES1(1)         ES2(1)          EI1           EI2            FI1            FI2
Investment income

Dividend income from mutual
  funds and portfolios                $         --   $         --   $  7,432,607   $  4,719,306   $  2,028,921   $  1,664,446
Variable account expenses                    5,336          4,556        650,179        326,209        426,601        278,143
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (5,336)        (4,556)     6,782,428      4,393,097      1,602,320      1,386,303
=============================================================================================================================

Realized and unrealized gain
  (loss) on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                     202,151         22,141      2,146,282      1,316,626      5,050,151      6,096,911
   Cost of investments sold                205,456         22,896      2,450,259      1,477,509      4,934,807      5,991,077
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                            (3,305)          (755)      (303,977)      (160,883)       115,344        105,834
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation
  of investments                           145,238        166,115     (4,672,141)    (3,021,874)       303,044        183,508
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             141,933        165,360     (4,976,118)    (3,182,757)       418,388        289,342
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from
  operations                          $    136,597   $    160,804   $  1,806,310   $  1,210,340   $  2,020,708   $  1,675,645
=============================================================================================================================


(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2001
(continued)                                 GB1            GB2            GR1            GR2            IE1            IE2
Investment income

Dividend income from mutual
  funds and portfolios                $    702,551   $    472,508   $         --   $         --   $    164,645   $    141,730
Variable account expenses                  187,551         98,400        854,224        644,742        126,794         86,102
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            515,000        374,108       (854,224)      (644,742)        37,851         55,628
=============================================================================================================================

Realized and unrealized gain
  (loss) on investment -- net

Realized gain (loss) on sales
  of investments in mutual
  funds and portfolios:
   Proceeds from sales                     547,705        761,222      3,602,416      3,271,396      5,065,193      2,391,380
   Cost of investments sold                539,962        752,421      6,173,622      5,327,863      8,195,035      4,162,922
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                             7,743          8,801     (2,571,206)    (2,056,467)    (3,129,842)    (1,771,542)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation
  of investments                          (374,661)      (248,055)   (33,312,633)   (31,681,624)    (1,774,706)    (2,564,164)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (366,918)      (239,254)   (35,883,839)   (33,738,091)    (4,904,548)    (4,335,706)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from
  operations                          $    148,082   $    134,854   $(36,738,063)  $(34,382,833)  $ (4,866,697)  $ (4,280,078)
=============================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 MF1            MF2            ND1            ND2         SV1(1)         SV2(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $  1,191,376   $    861,143   $    579,907   $    503,017   $         --   $         --
Variable account expenses                  448,189        256,064      2,352,130      1,580,237          9,562          8,569
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            743,187        605,079     (1,772,223)    (1,077,220)        (9,562)        (8,569)
=============================================================================================================================

Realized and unrealized gain (loss)
on investments -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   2,463,875      2,581,055      4,254,895      2,528,479          4,927          4,521
   Cost of investments sold              2,996,402      3,194,827      5,704,930      3,354,907          4,793          4,399
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                          (532,527)      (613,772)    (1,450,035)      (826,428)           134            122
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (5,943,562)    (4,117,880)   (43,582,529)   (36,023,903)       636,330        719,093
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (6,476,089)    (4,731,652)   (45,032,564)   (36,850,331)       636,464        719,215
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $ (5,732,902)  $ (4,126,573)  $(46,804,787)  $(37,927,551)  $    626,902   $    710,646
=============================================================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 IV1            IV2            SC1            SC2         ST1(1)         ST2(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $    202,523   $    167,667   $         --   $         --   $        795   $        788
Variable account expenses                  211,482        134,876        209,229        151,301            716            712
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (8,959)        32,791       (209,229)      (151,301)            79             76
=============================================================================================================================

Realized and unrealized gain (loss)
on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   1,480,912        838,952      1,027,216        915,840         20,163         75,303
   Cost of investments sold              1,747,542        955,838      1,105,230      1,018,265         19,767         77,068
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                             (266,630)      (116,886)       (78,014)      (102,425)           396         (1,765)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (2,445,276)    (1,793,989)      (950,703)      (831,931)        17,935         13,051
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (2,711,906)    (1,910,875)    (1,028,717)      (934,356)        18,331         11,286
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $ (2,720,865)  $ (1,878,084)  $ (1,237,946)  $ (1,085,657)  $     18,410   $     11,362
=============================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                    Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 SA1            SA2         1AC(1)         2AC(1)         1AD(1)         2AD(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $    121,255   $    104,694   $         --   $         --   $         --   $         --
Variable account expenses                  549,231        370,030          2,608          1,721          1,907          1,641
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (427,976)      (265,336)        (2,608)        (1,721)        (1,907)        (1,641)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   3,823,757      2,351,519         55,751             --             --        100,891
   Cost of investments sold              8,310,817      4,938,937         63,183             --             --        107,116
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                           (4,487,060)    (2,587,418)        (7,432)            --             --         (6,225)
Distributions from capital gains                --             --        113,227        108,945             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                          (20,948,920)   (18,639,966)        (1,017)       (21,754)        85,443        100,285
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (25,435,980)   (21,227,384)       104,778         87,191         85,443         94,060
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $(25,863,956)  $(21,492,720)  $    102,170   $     85,470   $     83,536   $     92,419
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                     Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                1AB(1)         2AB(1)         1AL(1)         2AL(1)         1AI(1)         2AI(1)
Investment income
Dividend income from mutual funds
  and portfolios                      $         --   $         --   $         --   $         --   $         --   $         --
Variable account expenses                    1,028            740          6,103          5,751          2,701          2,098
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (1,028)          (740)        (6,103)        (5,751)        (2,701)        (2,098)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                       7,229         15,975          2,910         47,355             --          3,895
   Cost of investments sold                  7,226         16,356          2,913         47,665             --          4,163
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                                    3           (381)            (3)          (310)            --           (268)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               36,094         32,400        130,188        149,955         20,221         20,730
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              36,097         32,019        130,185        149,645         20,221         20,462
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $     35,069   $     31,279   $    124,082   $    143,894   $     17,520   $     18,364
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                               1AV(1)         2AV(1)            1SR            2SR         1CG(1)         2CG(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $    203,131   $    150,549   $         --   $         --
Variable account expenses                   11,475          9,729         33,063         19,366          1,396          2,018
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (11,475)        (9,729)       170,068        131,183         (1,396)        (2,018)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      44,589             --        409,607        167,099         23,337          1,941
   Cost of investments sold                 48,062             --        442,522        182,321         21,783          1,950
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                               (3,473)            --        (32,915)       (15,222)         1,554             (9)
Distributions from capital gains                --             --         98,967         73,349             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              470,877        507,102       (464,785)      (348,450)        25,050         22,091
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             467,404        507,102       (398,733)      (290,323)        26,604         22,082
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $    455,929   $    497,373   $   (228,665)  $   (159,140)  $     25,208   $     20,064
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                               1FG(1)         2FG(1)         1FM(1)         2FM(1)         1FO(1)         2FO(1)
Investment income
Dividend income from mutual funds
and portfolios                        $         --   $         --   $         --   $         --   $         --   $         --
Variable account expenses                   12,618          7,836         10,706          8,449          3,354          2,672
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (12,618)        (7,836)       (10,706)        (8,449)        (3,354)        (2,672)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                          --             --             --             --         10,234          7,803
   Cost of investments sold                     --             --             --             --         10,116          7,933
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                                --             --             --             --            118           (130)
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              282,907        224,707        355,168        351,139         28,981         45,398
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             282,907        224,707        355,168        351,139         29,099         45,268
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $    270,289   $    216,871   $    344,462   $    342,690   $     25,745   $     42,596
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                        Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 1RE            2RE             1SI            2SI          1MS(1)        2MS(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $    592,285   $    687,350   $     27,749   $     31,830   $         --   $         --
Variable account expenses                  153,949        143,861         73,504         63,295          1,361          1,015
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            438,336        543,489        (45,755)       (31,465)        (1,361)        (1,015)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     218,140        144,064        727,623        579,286          1,563         85,390
   Cost of investments sold                207,662        136,774        623,580        527,306          1,533         89,565
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                               10,478          7,290        104,043         51,980             30         (4,175)
Distributions from capital gains                --             --        160,532        184,139             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                              906,281      1,105,161        774,134        856,927         33,928         31,264
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             916,759      1,112,451      1,038,709      1,093,046         33,958         27,089
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $  1,355,095   $  1,655,940   $    992,954   $  1,061,581   $     32,597   $     26,074
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 1UE            2UE            1MC            2MC          1ID(1)         2ID(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $    277,763   $    234,560   $    293,669   $    284,333   $         --   $         --
Variable account expenses                  551,464        354,012        204,646        142,383          2,084          1,578
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (273,701)      (119,452)        89,023        141,950         (2,084)        (1,578)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   1,734,426      1,078,996        682,917        193,877          7,600         14,922
   Cost of investments sold              2,147,916      1,305,575        595,269        176,217          6,946         15,457
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                             (413,490)      (226,579)        87,648         17,660            654           (535)
Distributions from capital gains                --             --      1,516,830      1,468,606             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                           (7,282,490)    (5,877,468)       906,258        801,503        112,547        102,102
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (7,695,980)    (6,104,047)     2,510,736      2,287,769        113,201        101,567
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $ (7,969,681)  $ (6,223,499)  $  2,599,759   $  2,429,719   $    111,117   $     99,989
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                     Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                               1FS(1)         2FS(1)         1TC(1)         2TC(1)         1TL(1)         2TL(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $         --   $         --   $         --   $         --
Variable account expenses                    1,459          1,348          1,183            459            916            414
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (1,459)        (1,348)        (1,183)          (459)          (916)          (414)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      35,515         29,424            397             --            400            278
   Cost of investments sold                 35,507         29,648            430             --            386            293
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                                    8           (224)           (33)            --             14            (15)
Distributions from capital gains             3,430          4,132             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               27,144         46,701         48,864         27,249         19,798         13,599
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              30,582         50,609         48,831         27,249         19,812         13,584
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $     29,123   $     49,261   $     47,648   $     26,790   $     18,896   $     13,170
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                       Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2001
(continued)                                 1GT            2GT            1IG            2IG            1IP            2IP
Investment income

Dividend income from mutual funds
  and portfolios                      $     98,213   $     93,750   $    239,566    $   219,706   $        621   $        491
Variable account expenses                  136,304        103,871        301,564        216,992        113,110         70,563
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (38,091)       (10,121)       (61,998)         2,714       (112,489)       (70,072)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     833,472        465,669        151,145         24,431        199,927        234,481
   Cost of investments sold              1,690,080        859,123        202,661         34,484        250,127        273,202
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                             (856,608)      (393,454)       (51,516)       (10,053)       (50,200)       (38,721)
Distributions from capital gains                --             --             --             --         40,919         32,329
Net change in unrealized
  appreciation or depreciation of
  investments                           (6,499,353)    (6,655,709)    (8,186,408)    (7,319,717)    (3,156,967)    (2,476,219)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (7,355,961)    (7,049,163)    (8,237,924)    (7,329,770)    (3,166,248)    (2,482,611)
Net increase (decrease) in net
  Assets resulting from operations    $ (7,394,052)  $ (7,059,284)  $(8,299,922)    $(7,327,056)  $ (3,278,737)  $ (2,552,683)
=============================================================================================================================


See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                      Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 1MG            2MG            1MD            2MD         1UT(1)         2UT(1)
Investment income

Dividend income from mutual funds and
  portfolios                          $     16,777   $     15,999   $         --   $         --   $         --   $         --
Variable account expenses                  253,463        190,580        217,120        155,358          4,238          3,369
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (236,686)      (174,581)      (217,120)      (155,358)        (4,238)        (3,369)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net
Realized gain (loss) on sales of
investments in mutual funds and
portfolios:
   Proceeds from sales                     588,344        225,405        296,925        201,209        103,687         40,222
   Cost of investments sold                751,767        288,065        333,288        227,973        113,912         40,903
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
investments                               (163,423)       (62,660)       (36,363)       (26,764)       (10,225)          (681)
Distributions from capital gains           202,473        193,086        641,417        576,479             --             --
Net change in unrealized
appreciation or depreciation of
investments                             (6,873,424)    (6,415,382)      (884,200)      (833,867)       (34,480)       (34,930)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (6,834,374)    (6,284,956)      (279,146)      (284,152)       (44,705)       (35,611)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $ (7,071,060)  $ (6,459,537)  $   (496,266)  $   (439,510)  $    (48,943)  $    (38,980)
=============================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                       Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                               1PE(1)         2PE(1)         1EU(1)         2EU(1)         1HS(1)         2HS(1)
Investment income
Dividend income from mutual funds
  and portfolios                      $      3,394   $      4,216   $         --   $         --   $         --   $         --
Variable account expenses                    1,333          1,408            250            133          2,478          2,632
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              2,061          2,808           (250)          (133)        (2,478)        (2,632)
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                       4,657         54,061         14,811             21          6,926         12,324
   Cost of investments sold                  4,681         53,697         14,318             21          6,775         12,165
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                                  (24)           364            493             --            151            159
Distributions from capital gains                --             --             --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                               17,886         22,936          5,596          2,869          5,205          2,523
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              17,862         23,300          6,089          2,869          5,356          2,682
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
Assets resulting from operations      $     19,923   $     26,108   $      5,839   $      2,736   $      2,878   $         50
=============================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                        Segregated Asset Subaccounts
                                      ---------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                               1PI(1)         2PI(1)            1VS           2VS         1SO(1)         2SO(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $         --   $         --   $     13,728   $     13,398
Variable account expenses                    3,052          2,691        718,809        448,604          5,893          4,049
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (3,052)        (2,691)      (718,809)      (448,604)         7,835          9,349
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                       7,145          5,041      2,651,781        542,205         25,751         15,609
   Cost of investments sold                  7,061          5,512      4,662,836        991,473         27,275         16,886
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                                84           (471)    (2,011,055)      (449,268)        (1,524)        (1,277)
Distributions from capital gains                --             --      8,994,193      6,840,074        454,410        408,628
Net change in unrealized
  appreciation or depreciation of
  investments                               52,532         50,124    (40,243,494)   (31,629,377)      (223,060)      (180,468)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              52,616         49,653    (33,260,356)   (25,238,571)       229,826        226,883
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $     49,564   $     46,962   $(33,979,165)  $(25,687,175)  $    237,661   $    236,232
=============================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                      Segregated Asset Subaccounts
-----------------------------------------------------------------------------------------------------------------------------
Period ended December 31, 2001
(continued)                                 1IT            2IT            1SP            2SP         1AA(1)         2AA(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $         --   $         --   $     23,230   $     18,864   $     19,272   $     23,704
Variable account expenses                  234,391        163,619        387,234        256,502          8,855          8,456
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (234,391)      (163,619)      (364,004)      (237,638)        10,417         15,248
=============================================================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     929,055        332,956        362,776        106,588         49,546         28,557
   Cost of investments sold              1,624,256        593,399        365,233        112,204         50,500         30,697
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
  of investments                          (695,201)      (260,443)        (2,457)        (5,616)          (954)        (2,140)
Distributions from capital gains         7,477,081      6,456,348             --             --         30,669         37,877
Net change in unrealized
  appreciation or depreciation of
  investments                          (12,695,973)   (11,400,356)     4,610,313      3,898,993        (38,811)       (41,304)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (5,914,093)    (5,204,451)     4,607,856      3,893,377         (9,096)        (5,567)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $ (6,148,484)  $ (5,368,070)  $  4,243,852   $  3,655,739   $      1,321   $      9,681
=============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                 Segregated Asset Subaccounts
                                      ---------------------------------------------------------
Period ended December 31, 2001
(continued)                               1WI(1)         2WI(1)         1SG(1)         2SG(1)
Investment income

Dividend income from mutual funds
  and portfolios                      $         68   $         86   $         --   $         --
Variable account expenses                    2,383          2,250          4,217          3,924
-----------------------------------------------------------------------------------------------
Investment income (loss) -- net             (2,315)        (2,164)        (4,217)        (3,924)
===============================================================================================

Realized and unrealized gain (loss)
  on investment -- net

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      89,046        101,259         20,642        248,552
   Cost of investments sold                 94,762        112,404         22,448        317,243
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of
  investments                               (5,716)       (11,145)        (1,806)       (68,691)
Distributions from capital gains                --             --             --             --
Net change in unrealized
  appreciation or depreciation of
  investments                                5,230          4,777        178,064         95,735
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                (486)        (6,368)       176,258         27,044
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  Assets resulting from operations    $     (2,801)  $     (8,532)  $    172,041   $     23,120
===============================================================================================


(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statement of Changes in Net assets



                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001                                                BC1              BC2              BD1
Operations
Investment income (loss) -- net                                        $     (82,542)   $        (577)   $   4,472,512
Net realized gain (loss) on sale of investments                             (913,700)        (419,447)          10,608
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (7,186,847)      (5,811,752)         125,819
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (8,183,089)      (6,231,776)       4,608,939
======================================================================================================================

Contract transactions

Contract purchase payments                                                 6,713,990        6,771,370       49,725,069
Net transfers(1)                                                           1,293,753        1,958,191       21,962,987
Transfers for policy loans                                                        --          (40,036)              --
Annuity payments                                                              (9,583)         (10,278)         (16,215)
Contract charges                                                             (17,721)         (23,153)         (14,674)
Contract terminations:
    Surrender benefits                                                      (805,610)        (769,340)      (1,194,952)
    Death benefits                                                          (884,333)        (220,527)        (879,328)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             6,290,496        7,666,227       69,582,887
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           42,640,523       32,328,669       46,643,337
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  40,747,930    $  33,763,120    $ 120,835,163
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    43,160,879       32,624,409       43,919,764
Contract purchase payments                                                 7,625,134        7,686,234       45,045,501
Net transfers(1)                                                           1,058,740        2,014,717       19,675,405
Transfers for policy loans                                                        --          (46,285)              --
Contract charges                                                             (20,805)         (27,391)         (13,229)
Contract terminations:
    Surrender benefits                                                      (929,594)        (904,763)      (1,077,005)
    Death benefits                                                          (997,245)        (264,288)        (790,563)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          49,897,109       41,082,633      106,759,873
======================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001                                                BD2              CR1              CR2
Operations

Investment income (loss) -- net                                        $   3,511,227    $     130,576)   $     (91,410)
Net realized gain (loss) on sale of investments                               11,539       (1,013,877)      (1,446,808)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          21,829       (3,287,133)      (3,108,462)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            3,544,595       (4,431,586)      (4,646,680)
======================================================================================================================

Contract transactions

Contract purchase payments                                                42,970,829        4,389,778        4,776,551
Net transfers(1)                                                          18,805,553          594,595       (1,587,827)
Transfers for policy loans                                                   (70,196)              --          (16,136)
Annuity payments                                                             (29,070)          (8,738)         (14,795)
Contract charges                                                             (11,523)          (8,792)         (11,664)
Contract terminations:
    Surrender benefits                                                    (1,777,156)        (673,922)        (674,343)
    Death benefits                                                          (426,007)        (292,495)         (79,495)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            59,462,430        4,000,426        2,392,291
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           32,903,174       20,805,184       22,498,228
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  95,910,199    $  20,374,024    $  20,243,839
======================================================================================================================
Accumulation unit activitiy
Units outstanding at beginning of year                                    30,783,302       22,158,834       24,003,237
Contract purchase payments                                                38,716,653        5,314,026        5,867,959
Net transfers(1)                                                          16,518,832          574,720       (2,553,526)
Transfers for policy loans                                                   (59,966)              --          (19,854)
Contract charges                                                             (10,334)         (11,157)         (14,838)
Contract terminations:
    Surrender benefits                                                    (1,594,166)        (874,065)        (848,811)
    Death benefits                                                          (385,976)        (383,402)        (107,334)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          83,968,345       26,778,956       26,326,833
======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001 (continued)                                 CM1              CM2              DE1
Operations

Investment income (loss) -- net                                        $   6,777,254    $   6,693,209    $      75,573
Net realized gain (loss) on sale of investments                               (6,224)          (5,115)           6,237
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          (1,569)          (2,181)         318,919
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            6,769,461        6,685,913          400,729
======================================================================================================================

Contract transactions

Contract purchase payments                                               342,222,386      369,657,167       14,054,361
Net transfers(1)                                                        (263,139,059)    (281,078,216)      14,212,636
Transfers for policy loans                                                        --         (646,854)              --
Annuity payments                                                              (8,031)         (10,821)          (4,776)
Contract charges                                                             (36,516)         (34,717)          (6,393)
Contract terminations:
    Surrender benefits                                                    (8,710,090)      (9,225,653)        (479,935)
    Death benefits                                                        (3,529,330)        (913,821)        (378,637)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            66,799,360       77,747,085       27,397,256
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          216,160,455      182,627,717       14,383,005
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 289,729,276    $ 267,060,715    $  42,180,990
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                   203,921,835      171,785,378       14,226,644
Contract purchase payments                                               317,770,845      341,825,045       13,856,380
Net transfers(1)                                                        (244,865,486)    (259,751,737)      14,080,483
Transfers for policy loans                                                        --         (603,310)              --
Contract charges                                                             (33,798)         (31,998)          (6,381)
Contract terminations:
    Surrender benefits                                                    (8,070,470)      (8,515,673)        (485,399)
    Death benefits                                                        (3,267,463)        (837,718)        (372,450)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         265,455,463      243,869,987       41,299,277
======================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001 (continued)                                 DE2              EM1              EM2
Operations

Investment income (loss) -- net                                        $     130,806    $       7,822)   $      (7,440)
Net realized gain (loss) on sale of investments                              (18,579)         (23,970)         (32,388)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         400,925           24,439           30,375
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              513,152           (7,353)          (9,453)
======================================================================================================================

Contract transactions

Contract purchase payments                                                13,752,558          340,551          423,682
Net transfers(1)                                                          19,259,054          306,917          224,616
Transfers for policy loans                                                   (45,235)              --                6
Annuity payments                                                             (15,001)              --               --
Contract charges                                                              (7,748)            (325)            (388)
Contract terminations:
    Surrender benefits                                                      (909,530)         (38,486)         (15,340)
    Death benefits                                                           (47,949)          (3,324)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            31,986,149          605,333          632,576
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           12,314,922          510,421          667,909
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  44,814,223    $   1,108,401    $   1,291,032
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    12,123,600          693,177          905,842
Contract purchase payments                                                13,564,035          474,542          610,461
Net transfers(1)                                                          18,634,557          437,651          296,013
Transfers for policy loans                                                   (44,661)              --                8
Contract charges                                                              (7,724)            (495)            (585)
Contract terminations:
    Surrender benefits                                                      (894,796)         (58,645)         (22,297)
    Death benefits                                                           (46,843)          (4,724)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          43,328,168        1,541,506        1,789,442
======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              ES1(1)           ES2(1)            EI1
Operations
Investment income (loss) -- net                                        $      (5,336)   $      (4,556)   $   6,782,428
Net realized gain (loss) on sale of investments                               (3,305)            (755)        (303,977)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         145,238          166,115       (4,672,141)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              136,597          160,804        1,806,310
======================================================================================================================

Contract transactions
Contract purchase payments                                                 1,223,750        1,104,678       26,521,344
Net transfers(2)                                                             865,376        1,222,298        9,620,050
Transfers for policy loans                                                        --           (2,271)              --
Annuity payments                                                                  --               --           (9,476)
Contract charges                                                                 (51)             (93)         (12,818)
Contract terminations:
    Surrender benefits                                                          (821)          (8,855)      (1,051,390)
    Death benefits                                                              (420)              --         (777,077)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,087,834        2,315,757       34,290,633
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --       47,919,805
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   2,224,431    $   2,476,561    $  84,016,748
======================================================================================================================

Accumulation unit activitiy
Units outstanding at beginning of year                                            --               --       52,654,863
Contract purchase payments                                                 1,328,039        1,194,587       28,119,894
Net transfers(2)                                                             911,692        1,306,648        9,999,258
Transfers for policy loans                                                        --           (2,764)              --
Contract charges                                                                 (55)             (98)         (13,626)
Contract terminations:
    Surrender benefits                                                          (829)          (9,603)      (1,120,170)
    Death benefits                                                              (495)              --         (826,853)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           2,238,352        2,488,770       88,813,366
======================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               EI2              FI1              FI2
Operations
Investment income (loss) -- net                                        $   4,393,097    $   1,602,320    $   1,386,303
Net realized gain (loss) on sale of investments                             (160,883)         115,344          105,834
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments       3,021,874)         303,044          183,508
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            1,210,340        2,020,708        1,675,645
======================================================================================================================

Contract transactions
Contract purchase payments                                                17,068,500       41,951,942       45,451,233
Net transfers(2)                                                           9,900,374       (3,649,829)      (5,340,773)
Transfers for policy loans                                                   (18,715)              --           13,336
Annuity payments                                                              (7,176)         (17,845)         (21,104)
Contract charges                                                              (7,504)          (5,991)          (4,504)
Contract terminations:
    Surrender benefits                                                    (1,163,675)      (1,083,884)      (1,246,093)
    Death benefits                                                          (412,002)      (1,132,180)        (132,028)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            25,359,802       36,062,213       38,720,067
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           28,915,641       26,743,478       17,556,373
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  55,485,783    $  64,826,399    $  57,952,085
======================================================================================================================

Accumulation unit activitiy
Units outstanding at beginning of year                                    31,722,406       24,654,215       16,257,973
Contract purchase payments                                                18,004,587       37,617,335       40,630,026
Net transfers(2)                                                          10,328,772       (3,318,511)      (5,159,591)
Transfers for policy loans                                                   (33,737)              --           14,016
Contract charges                                                              (7,970)          (5,337)          (4,001)
Contract terminations:
    Surrender benefits                                                    (1,230,737)        (970,409)      (1,110,127)
    Death benefits                                                          (435,132)      (1,011,495)        (118,564)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          58,348,189       56,965,798       50,509,732
======================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001 (continued)                                      GB1         GB2              GR1
Operations

Investment income (loss) -- net                                        $     515,000    $     374,108    $    (854,224)
Net realized gain (loss) on sale of investments                                7,743            8,801       (2,571,206)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments        (374,661)        (248,055)     (33,312,633)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              148,082          134,854      (36,738,063)
======================================================================================================================

Contract transactions

Contract purchase payments                                                 6,302,051        3,913,988       16,856,244
Net transfers(1)                                                           4,226,401        4,150,291        6,551,337
Transfers for policy loans                                                        --           (7,782)              --
Annuity payments                                                                  --             (223)          (8,261)
Contract charges                                                              (3,360)          (2,027)         (50,870)
Contract terminations:
    Surrender benefits                                                      (251,279)        (238,993)      (1,763,967)
    Death benefits                                                          (265,966)         (49,779)        (876,449)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            10,007,847        7,765,475       20,708,034
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           14,463,486        9,199,006      100,465,370
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  24,619,415    $  17,099,335    $  84,435,341
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    14,136,694        8,967,857      106,410,129
Contract purchase payments                                                 6,194,256        3,840,138       21,363,294
Net transfers(1)                                                           4,148,142        4,053,818        6,683,732
Transfers for policy loans                                                        --           (6,265)              --
Contract charges                                                              (3,291)          (1,972)         (71,973)
Contract terminations:
    Surrender benefits                                                      (245,710)        (233,242)      (2,419,809)
    Death benefits                                                          (259,921)         (48,247)      (1,201,738)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          23,970,170       16,572,087      130,763,635
======================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001 (continued)                                   GR2              IE1              IE2
Operations

Investment income (loss) -- net                                        $    (644,742)   $      37,851    $      55,628
Net realized gain (loss) on sale of investments                           (2,056,467)      (3,129,842)      (1,771,542)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments     (31,681,624)      (1,774,706)      (2,564,164)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations          (34,382,833)      (4,866,697)      (4,280,078)
======================================================================================================================

Contract transactions

Contract purchase payments                                                22,672,049        2,526,895        3,347,153
Net transfers(1)                                                           5,300,049          322,065       (1,055,780)
Transfers for policy loans                                                   (73,853)              --           (2,785)
Annuity payments                                                             (13,230)          (5,487)          (1,816)
Contract charges                                                             (82,403)          (5,833)          (7,519)
Contract terminations:
    Surrender benefits                                                    (1,542,695)        (208,700)        (528,184)
    Death benefits                                                          (577,553)        (134,254)         (79,529)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            25,682,364        2,494,686        1,671,540
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           92,620,324       14,922,547       13,261,738
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  83,919,855    $  12,550,536    $  10,653,200
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    97,753,895       15,669,531       13,967,274
Contract purchase payments                                                29,129,404        3,247,058        4,307,312
Net transfers(1)                                                           5,493,506          239,461       (1,622,539)
Transfers for policy loans                                                   (91,133)              --           (4,766)
Contract charges                                                            (119,314)          (7,867)         (10,211)
Contract terminations:
    Surrender benefits                                                    (2,109,768)        (289,347)        (707,757)
    Death benefits                                                          (871,044)        (194,512)        (108,239)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         129,185,546       18,664,324       15,821,074
======================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               MF1              MF2              ND1
Operations

Investment income (loss) -- net                                        $     743,187    $     605,079    $  (1,772,223)
Net realized gain (loss) on sale of investments                             (532,527)        (613,772)      (1,450,035)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (5,943,562)      (4,117,880)     (43,582,529)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (5,732,902)      (4,126,573)     (46,804,787)
======================================================================================================================

Contract transactions

Contract purchase payments                                                12,432,772       10,904,709       59,630,863
Net transfers(2)                                                           2,859,791          436,226       31,815,657
Transfers for policy loans                                                        --          (62,185)              --
Annuity payments                                                             (32,558)         (28,440)        (106,582)
Contract charges                                                             (16,001)         (18,959)        (122,887)
Contract terminations:
    Surrender benefits                                                      (883,015)      (1,016,110)      (4,269,471)
    Death benefits                                                        (1,023,983)        (251,211)      (3,154,328)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            13,337,006        9,964,030       83,793,252
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           42,321,065       30,159,611      235,893,042
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  49,925,169    $  35,997,068    $ 272,881,507
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    39,809,954       28,347,806      219,315,532
Contract purchase payments                                                12,624,783       10,883,619       63,685,877
Net transfers(2)                                                           2,672,442          (71,035)      32,657,262
Transfers for policy loans                                                        --          (62,503)              --
Contract charges                                                             (16,866)         (19,991)        (135,276)
Contract terminations:
    Surrender benefits                                                      (933,490)      (1,055,709)      (4,683,672)
    Death benefits                                                        (1,060,378)        (261,905)      (3,519,791)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          53,096,445       37,760,282      307,319,932
======================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               ND2             SV1(1)           SV2(1)
Operations

Investment income (loss) -- net                                        $  (1,077,220)   $      (9,562)   $      (8,569)
Net realized gain (loss) on sale of investments                             (826,428)             134              122
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments     (36,023,903)         636,330          719,093
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations          (37,927,551)         626,902          710,646
======================================================================================================================

Contract transactions

Contract purchase payments                                                69,607,526        4,132,831        4,402,590
Net transfers(2)                                                          30,242,168        2,005,237        2,286,137
Transfers for policy loans                                                  (300,355)              --             (822)
Annuity payments                                                             (64,007)              --               --
Contract charges                                                            (209,732)              --               --
Contract terminations:
    Surrender benefits                                                    (4,656,885)          (2,142)          (6,910)
    Death benefits                                                        (1,242,509)              --          (11,230)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            93,376,206        6,135,926        6,669,765
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          190,659,736               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 246,108,391    $   6,762,828    $   7,380,411
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                   177,036,037               --               --
Contract purchase payments                                                75,517,249        4,265,176        4,576,323
Net transfers(2)                                                          30,544,238        2,050,945        2,327,936
Transfers for policy loans                                                  (327,660)              --             (891)
Contract charges                                                            (234,162)              --               --
Contract terminations:
    Surrender benefits                                                    (5,097,329)          (2,074)          (6,804)
    Death benefits                                                        (1,384,427)              --          (11,277)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         276,053,946        6,314,047        6,885,287
======================================================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                                   IV1             IV2              SC1
Operations

Investment income (loss) -- net                                        $      (8,959)   $      32,791    $    (209,229)
Net realized gain (loss) on sale of investments                             (266,630)        (116,886)         (78,014)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (2,445,276)      (1,793,989)        (950,703)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (2,720,865)      (1,878,084)      (1,237,946)
======================================================================================================================

Contract transactions

Contract purchase payments                                                13,255,005       11,375,665        5,853,998
Net transfers(2)                                                           9,098,862       10,347,928        3,157,833
Transfers for policy loans                                                        --           (8,382)              --
Annuity payments                                                             (12,768)          (4,371)          (2,360)
Contract charges                                                              (5,261)          (6,867)          (9,334)
Contract terminations:
    Surrender benefits                                                      (298,965)        (302,197)        (385,481)
    Death benefits                                                          (171,996)         (92,554)        (199,328)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            21,864,877       21,309,222        8,415,328
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           12,868,330        8,897,601       18,980,101
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  32,012,342    $  28,328,739    $  26,157,483
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    14,083,617        9,811,519       16,348,580
Contract purchase payments                                                16,088,251       13,932,671        5,556,365
Net transfers(2)                                                          11,020,795       12,722,058        3,010,893
Transfers for policy loans                                                        --          (10,599)              --
Contract charges                                                              (6,709)          (8,769)          (9,009)
Contract terminations:
    Surrender benefits                                                      (389,780)        (375,218)        (373,745)
    Death benefits                                                          (221,196)        (114,275)        (186,586)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          40,574,978       35,957,387       24,346,498
======================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                                  SC2             ST1(1)           ST2(1)
Operations

Investment income (loss) -- net                                        $    (151,301)   $          79    $          76
Net realized gain (loss) on sale of investments                             (102,425)             396           (1,765)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments        (831,931)          17,935           13,051
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (1,085,657)          18,410           11,362
======================================================================================================================

Contract transactions

Contract purchase payments                                                 5,837,161          417,797          530,726
Net transfers(2)                                                           3,277,581           62,954           64,267
Transfers for policy loans                                                   (22,951)              --               --
Annuity payments                                                                (151)              --               --
Contract charges                                                             (10,559)              --               --
Contract terminations:
    Surrender benefits                                                      (501,925)             (40)              --
    Death benefits                                                          (146,546)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             8,432,610          480,711          594,993
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           17,246,771               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  24,593,724    $     499,121    $     606,355
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    14,830,157               --               --
Contract purchase payments                                                 5,537,409          452,721          563,788
Net transfers(2)                                                           3,075,969           64,809           64,501
Transfers for policy loans                                                   (22,722)              --               --
Contract charges                                                             (10,209)              --               --
Contract terminations:
    Surrender benefits                                                      (478,787)             (42)              --
    Death benefits                                                          (139,578)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          22,792,239          517,488          628,289
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               SA1              SA2           1AC(1)
Operations

Investment income (loss) -- net                                        $    (427,976)   $    (265,336)   $      (2,608)
Net realized gain (loss) on sale of investments                           (4,487,060)      (2,587,418)          (7,432)
Distributions from capital gains                                                  --               --          113,227
Net change in unrealized appreciation or depreciation of investments     (20,948,920)     (18,639,966)          (1,017)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations          (25,863,956)     (21,492,720)         102,170
======================================================================================================================

Contract transactions

Contract purchase payments                                                 9,246,850       12,570,125        1,272,672
Net transfers(2)                                                               1,648          887,054          295,221
Transfers for policy loans                                                        --          (42,648)              --
Annuity payments                                                             (10,453)          (9,925)              --
Contract charges                                                             (33,125)         (48,827)              --
Contract terminations:
    Surrender benefits                                                      (913,800)      (1,190,958)            (304)
    Death benefits                                                          (471,176)        (242,645)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             7,819,944       11,922,176        1,567,589
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           71,088,816       57,335,128               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  53,044,804    $  47,764,584    $   1,669,759
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    58,413,697       46,977,698               --
Contract purchase payments                                                 9,712,757       13,376,509        1,389,052
Net transfers(2)                                                            (929,954)         114,697          322,693
Transfers for policy loans                                                        --          (51,536)              --
Contract charges                                                             (37,329)         (55,627)              --
Contract terminations:
    Surrender benefits                                                    (1,025,427)      (1,350,333)            (327)
    Death benefits                                                          (559,361)        (263,638)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          65,574,383       58,747,770        1,711,418
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              2AC(1)           1AD(1)           2AD(1)
Operations

Investment income (loss) -- net                                        $      (1,721)   $      (1,907)   $      (1,641)
Net realized gain (loss) on sale of investments                                   --               --           (6,225)
Distributions from capital gains                                             108,945               --               --
Net change in unrealized appreciation or depreciation of investments         (21,754)          85,443          100,285
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) Assets resulting from operations                      85,470           83,536           92,419
======================================================================================================================

Contract transactions

Contract purchase payments                                                   998,022          837,295        1,026,467
Net transfers(2)                                                             586,627          280,883          317,468
Transfers for policy loans                                                        --               --           (1,038)
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (323)              --           (2,034)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             1,584,326        1,118,178        1,340,863
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   1,669,796    $   1,201,714    $   1,433,282
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 1,087,142          919,601        1,120,921
Net transfers(2)                                                             623,218          304,791          341,550
Transfers for policy loans                                                        --               --           (1,060)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (355)              --           (2,218)
    Death benefits                                                                --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,710,005        1,224,392        1,459,193
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              1AB(1)           2AB(1)           1AL(1)
Operations

Investment income (loss) -- net                                        $      (1,028)   $        (740)   $      (6,103)
Net realized gain (loss) on sale of investments                                    3             (381)              (3)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          36,094           32,400          130,188
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations               35,069           31,279          124,082
======================================================================================================================

Contract transactions

Contract purchase payments                                                   574,902          571,388        3,116,862
Net transfers(2)                                                             161,241          184,088          985,097
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --             (289)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --             (166)            (548)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               736,143          755,310        4,101,122
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     771,212    $     786,589    $   4,225,204
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   618,416          608,110        3,331,999
Net transfers(2)                                                             171,782          196,975        1,031,695
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --             (176)            (592)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             790,198          804,909        4,363,102
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              2AL(1)           1AI(1)           2AI(1)
Operations

Investment income (loss) -- net                                        $      (5,751)   $      (2,701)   $      (2,098)
Net realized gain (loss) on sale of investments                                 (310)              --             (268)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         149,955           20,221           20,730
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              143,894           17,520           18,364
======================================================================================================================

Contract transactions

Contract purchase payments                                                 3,677,719        1,267,311        1,227,141
Net transfers(2)                                                           1,550,983          512,649          573,507
Transfers for policy loans                                                    (1,703)              --               --
Annuity payments                                                                (164)             (35)              --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (4,954)            (277)          (1,528)
    Death benefits                                                                --             (373)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             5,221,881        1,779,275        1,799,120
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   5,365,775    $   1,796,795    $   1,817,484
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 3,920,141        1,372,449        1,328,329
Net transfers(2)                                                           1,636,834          554,816          623,429
Transfers for policy loans                                                    (1,783)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,157)            (304)          (1,664)
    Death benefits                                                                --             (409)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           5,550,035        1,926,552        1,950,094
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              1AV(1)           2AV(1)            1SR
Operations

Investment income (loss) -- net                                        $     (11,475)   $      (9,729)   $     170,068
Net realized gain (loss) on sale of investments                               (3,473)              --          (32,915)
Distributions from capital gains                                                  --               --           98,967
Net change in unrealized appreciation or depreciation of investments         470,877          507,102         (464,785)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              455,929          497,373         (228,665)
======================================================================================================================

Contract transactions

Contract purchase payments                                                 5,828,858        5,344,703        2,027,795
Net transfers(2)                                                           1,457,582        1,868,268        2,100,155
Transfers for policy loans                                                        --             (732)              --
Annuity payments                                                                (819)             (63)              --
Contract charges                                                                  --               --           (1,091)
Contract terminations:
    Surrender benefits                                                        (1,249)         (12,707)        (107,149)
    Death benefits                                                                --          (65,105)         (14,150)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             7,284,372        7,134,364        4,005,560
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --        1,626,644
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   7,740,301    $   7,631,737    $   5,403,539
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --        1,692,742
Contract purchase payments                                                 5,997,971        5,522,293        2,218,817
Net transfers(2)                                                           1,301,188        1,912,474        2,315,274
Transfers for policy loans                                                        --             (705)              --
Contract charges                                                                  --               --           (1,219)
Contract terminations:
    Surrender benefits                                                        (1,272)         (12,833)        (119,334)
    Death benefits                                                                --          (65,059)         (15,831)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           7,297,887        7,356,170        6,090,449
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              2SR              1CG(1)           2CG(1)
Operations

Investment income (loss) -- net                                        $     131,183    $      (1,396)   $      (2,018)
Net realized gain (loss) on sale of investments                              (15,222)           1,554               (9)
Distributions from capital gains                                              73,349               --               --
Net change in unrealized appreciation or depreciation of investments        (348,450)          25,050           22,091
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations             (159,140)          25,208           20,064
======================================================================================================================

Contract transactions

Contract purchase payments                                                 1,627,761          660,262        1,077,535
Net transfers(2)                                                           1,370,419          279,284          395,527
Transfers for policy loans                                                   (15,288)              --               --
Annuity payments                                                                  --               --               --
Contract charges                                                              (2,458)              --               --
Contract terminations:
    Surrender benefits                                                       (57,223)            (296)            (244)
    Death benefits                                                            (2,099)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,921,112          939,250        1,472,818
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            1,234,663               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   3,996,635    $     964,458    $   1,492,882
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                     1,282,907               --               --
Contract purchase payments                                                 1,779,788          709,008        1,144,758
Net transfers(2)                                                           1,513,134          306,275          425,359
Transfers for policy loans                                                   (16,900)              --               --
Contract charges                                                              (2,766)              --               --
Contract terminations:
    Surrender benefits                                                       (63,819)            (321)            (261)
    Death benefits                                                            (2,480)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           4,489,864        1,014,962        1,569,856
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              1FG(1)           2FG(1)           1FM(1)
Operations

Investment income (loss) -- net                                        $     (12,618)   $      (7,836)   $     (10,706)
Net realized gain (loss) on sale of investments                                   --               --               --
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         282,907          224,707          355,168
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              270,289          216,871          344,462
======================================================================================================================

Contract transactions

Contract purchase payments                                                 5,965,121        4,338,296        5,128,614
Net transfers(2)                                                           2,091,085        1,823,373        1,477,269
Transfers for policy loans                                                        --             (715)              --
Annuity payments                                                                (726)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (2,809)         (24,223)            (443)
    Death benefits                                                                --               --             (402)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             8,052,671        6,136,731        6,605,038
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   8,322,960    $   6,353,602    $   6,949,500
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 6,188,074        4,505,678        5,194,892
Net transfers(2)                                                           1,992,080        1,882,174        1,495,095
Transfers for policy loans                                                        --             (729)              --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (2,839)         (24,477)            (450)
    Death benefits                                                                --               --             (406)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           8,177,315        6,362,646        6,689,131
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              2FM(1)           1FO(1)           2FO(1)
Operations

Investment income (loss) -- net                                        $      (8,449)   $      (3,354)   $      (2,672)
Net realized gain (loss) on sale of investments                                   --              118             (130)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments         351,139           28,981           45,398
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations              342,690           25,745           42,596
======================================================================================================================

Contract transactions

Contract purchase payments                                                 5,165,530        1,566,086        1,262,715
Net transfers(2)                                                           1,782,687          444,528          724,187
Transfers for policy loans                                                    (2,340)              --               --
Annuity payments                                                                (427)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,687)              (9)            (665)
    Death benefits                                                           (36,810)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             6,902,953        2,010,605        1,986,237
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   7,245,643    $   2,036,350    $   2,028,833
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                 5,216,209        1,683,221        1,369,471
Net transfers(2)                                                           1,732,488          473,492          778,105
Transfers for policy loans                                                    (2,332)              --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,595)              (9)            (708)
    Death benefits                                                           (37,286)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           6,903,484        2,156,704        2,146,868
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               1RE              2RE              1SI
Operations

Investment income (loss) -- net                                        $     438,336    $     543,489    $     (45,755)
Net realized gain (loss) on sale of investments                               10,478            7,290          104,043
Distributions from capital gains                                                  --               --          160,532
Net change in unrealized appreciation or depreciation of investments         906,281        1,105,161          774,134
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            1,355,095        1,655,940          992,954
======================================================================================================================

Contract transactions

Contract purchase payments                                                 8,885,161       10,446,964        4,041,752
Net transfers(2)                                                           8,981,834       12,674,981        4,664,868
Transfers for policy loans                                                        --          (27,212)              --
Annuity payments                                                              (1,844)          (3,884)          (1,810)
Contract charges                                                              (3,956)          (3,675)          (2,243)
Contract terminations:
    Surrender benefits                                                      (213,105)        (294,970)        (193,616)
    Death benefits                                                          (261,009)         (67,577)         (82,052)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            17,387,081       22,724,627        8,426,899
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            7,721,569        8,611,678        3,449,583
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  26,463,745    $  32,992,245    $  12,869,436
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                     6,181,452        6,879,005        2,896,941
Contract purchase payments                                                 6,986,100        8,159,536        3,191,589
Net transfers(2)                                                           7,011,251        9,745,835        3,715,737
Transfers for policy loans                                                        --          (21,550)              --
Contract charges                                                              (3,111)          (2,877)          (1,779)
Contract terminations:
    Surrender benefits                                                      (166,798)        (230,473)        (151,482)
    Death benefits                                                          (205,440)         (52,626)         (67,400)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          19,803,454       24,476,850        9,583,606
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               2SI             1MS(1)           2MS(1)
Operations

Investment income (loss) -- net                                        $     (31,465)   $      (1,361)   $      (1,015)
Net realized gain (loss) on sale of investments                               51,980               30           (4,175)
Distributions from capital gains                                             184,139               --               --
Net change in unrealized appreciation or depreciation of investments         856,927           33,928           31,264
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            1,061,581           32,597           26,074
======================================================================================================================

Contract transactions

Contract purchase payments                                                 4,522,531          837,177          649,697
Net transfers(2)                                                           5,794,604          205,025          235,110
Transfers for policy loans                                                    (2,027)              --               --
Annuity payments                                                              (1,529)              --               --
Contract charges                                                              (2,860)              --               --
Contract terminations:
    Surrender benefits                                                      (151,486)              --           (1,083)
    Death benefits                                                           (12,078)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            10,147,155        1,042,202          883,724
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            3,399,162               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  14,607,898    $   1,074,799    $     909,798
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                     2,846,415               --               --
Contract purchase payments                                                 3,562,029          895,612          694,027
Net transfers(2)                                                           4,524,344          218,452          249,528
Transfers for policy loans                                                    (1,530)              --               --
Contract charges                                                              (2,263)              --               --
Contract terminations:
    Surrender benefits                                                      (119,134)              --           (1,152)
    Death benefits                                                            (9,602)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          10,800,259        1,114,064          942,403
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               1UE              2UE              1MC
Operations

Investment income (loss) -- net                                        $    (273,701)   $    (119,452)   $      89,023
Net realized gain (loss) on sale of investments                             (413,490)        (226,579)          87,648
Distributions from capital gains                                                  --               --        1,516,830
Net change in unrealized appreciation or depreciation of investments      (7,282,490)      (5,877,468)         906,258
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (7,969,681)      (6,223,499)       2,599,759
======================================================================================================================

Contract transactions

Contract purchase payments                                                11,247,637       11,891,552        9,032,982
Net transfers(2)                                                           5,103,333        5,262,528       10,002,095
Transfers for policy loans                                                        --          (24,460)              --
Annuity payments                                                             (15,794)          (7,300)          (4,549)
Contract charges                                                             (21,579)         (25,706)          (6,832)
Contract terminations:
    Surrender benefits                                                      (953,975)        (660,399)        (232,786)
    Death benefits                                                          (656,027)        (223,897)        (209,063)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            14,703,595       16,212,318       18,581,847
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           54,626,689       42,286,180       12,654,338
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  61,360,603    $  52,274,999    $  33,835,944
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    55,239,000       42,626,277       10,264,919
Contract purchase payments                                                12,436,157       13,184,883        7,058,847
Net transfers(2)                                                           5,367,228        5,578,691        7,737,981
Transfers for policy loans                                                        --          (27,757)              --
Contract charges                                                             (24,432)         (29,269)          (5,370)
Contract terminations:
    Surrender benefits                                                    (1,083,166)        (742,451)        (180,113)
    Death benefits                                                          (750,081)        (247,628)        (165,101)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          71,184,706       60,342,746       24,711,163
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               2MC             1ID(1)           2ID(1)
Operations

Investment income (loss) -- net                                        $     141,950    $      (2,084)   $      (1,578)
Net realized gain (loss) on sale of investments                               17,660              654             (535)
Distributions from capital gains                                           1,468,606               --               --
Net change in unrealized appreciation or depreciation of investments         801,503          112,547          102,102
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            2,429,719          111,117           99,989
======================================================================================================================

Contract transactions

Contract purchase payments                                                 9,221,589          905,790        1,015,710
Net transfers(2)                                                          12,104,964          352,662          388,587
Transfers for policy loans                                                   (15,381)              --               --
Annuity payments                                                              (1,322)              --             (163)
Contract charges                                                              (8,207)              --               --
Contract terminations:
    Surrender benefits                                                      (329,366)            (616)          (1,501)
    Death benefits                                                          (170,149)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            20,802,128        1,257,836        1,402,633
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            9,404,909               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  32,636,756    $   1,368,953    $   1,502,622
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                     7,621,857               --               --
Contract purchase payments                                                 7,185,335        1,027,741        1,136,672
Net transfers(2)                                                           9,348,264          399,410          414,729
Transfers for policy loans                                                   (12,103)              --               --
Contract charges                                                              (6,403)              --               --
Contract terminations:
    Surrender benefits                                                      (256,934)            (673)          (1,624)
    Death benefits                                                          (131,864)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          23,748,152        1,426,478        1,549,777
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              1FS(1)          2FS(1)           1TC(1)
Operations

Investment income (loss) -- net                                        $      (1,459)   $      (1,348)   $      (1,183)
Net realized gain (loss) on sale of investments                                    8             (224)             (33)
Distributions from capital gains                                               3,430            4,132               --
Net change in unrealized appreciation or depreciation of investments          27,144           46,701           48,864
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations               29,123           49,261           47,648
======================================================================================================================

Contract transactions

Contract purchase payments                                                   615,076          740,869          620,220
Net transfers(2)                                                             230,715          253,940          160,253
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (5,774)            (244)            (402)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               840,017          994,565          780,071
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     869,140    $   1,043,826    $     827,719
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   660,567          805,555          732,687
Net transfers(2)                                                             246,490          275,889          178,929
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                        (6,154)            (258)            (422)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             900,903        1,081,186          911,194
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               2TC(1)           1TL(1)           2TL(1)
Operations

Investment income (loss) -- net                                        $        (459)   $        (916)   $        (414)
Net realized gain (loss) on sale of investments                                   --               14              (15)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          27,249           19,798           13,599
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations               26,790           18,896           13,170
======================================================================================================================

Contract transactions

Contract purchase payments                                                   272,604          375,609          233,348
Net transfers(2)                                                             146,055          121,573           97,036
Transfers for policy loans                                                       (40)              --             (917)
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (360)              --           (3,064)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               418,259          497,182          326,403
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     445,049    $     516,078    $     339,573
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   322,446          467,676          282,524
Net transfers(2)                                                             167,632          145,852          125,858
Transfers for policy loans                                                       (44)              --           (1,082)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (400)              --           (3,752)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             489,634          613,528          403,548
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001 (continued)                                 1GT              2GT              1IG
Operations

Investment income (loss) -- net                                        $     (38,091)   $     (10,121)   $     (61,998)
Net realized gain (loss) on sale of investments                             (856,608)        (393,454)         (51,516)
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments      (6,499,353)      (6,655,709)      (8,186,408)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (7,394,052)      (7,059,284)      (8,299,922)
======================================================================================================================

Contract transactions

Contract purchase payments                                                 4,011,029        5,730,228       14,980,212
Net transfers(1)                                                           2,542,755        2,603,897        9,522,379
Transfers for policy loans                                                        --          (23,450)              --
Annuity payments                                                              (1,091)          (2,178)          (6,037)
Contract charges                                                              (8,500)         (16,036)         (11,672)
Contract terminations:
    Surrender benefits                                                      (315,933)        (227,404)        (409,006)
    Death benefits                                                           (81,265)        (101,131)        (243,905)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             6,146,995        7,963,926       23,831,971
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           15,683,198       13,879,202       23,432,894
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  14,436,141    $  14,783,844    $  38,964,943
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    22,949,067       20,288,328       29,250,538
Contract purchase payments                                                 7,706,877       10,839,841       22,128,762
Net transfers(1)                                                           4,322,817        4,385,598       13,809,533
Transfers for policy loans                                                        --          (45,348)              --
Contract charges                                                             (19,122)         (37,533)         (19,189)
Contract terminations:
    Surrender benefits                                                      (733,212)        (469,230)        (631,010)
    Death benefits                                                          (175,952)        (194,833)        (391,384)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          34,050,475       34,766,823       64,147,250
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Year ended December 31, 2001 (continued)                                 2IG              1IP              2IP
Operations

Investment income (loss) -- net                                        $       2,714    $    (112,489)   $     (70,072)
Net realized gain (loss) on sale of investments                              (10,053)         (50,200)         (38,721)
Distributions from capital gains                                                  --           40,919           32,329
Net change in unrealized appreciation or depreciation of investments      (7,319,717)      (3,156,967)      (2,476,219)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (7,327,056)      (3,278,737)      (2,552,683)
======================================================================================================================

Contract transactions

Contract purchase payments                                                14,291,665        4,029,595        3,536,625
Net transfers(1)                                                           9,953,694        3,406,698        3,104,721
Transfers for policy loans                                                   (49,143)              --           (4,243)
Annuity payments                                                              (3,479)          (5,591)          (3,743)
Contract charges                                                             (17,536)          (3,291)          (4,305)
Contract terminations:
    Surrender benefits                                                      (388,797)        (154,209)        (110,735)
    Death benefits                                                          (214,976)        (127,739)         (38,890)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            23,571,428        7,145,463        6,479,430
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           20,660,098       10,425,108        7,677,904
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  36,904,470    $  14,291,834    $  11,604,651
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    25,763,066       10,774,085        7,957,614
Contract purchase payments                                                21,190,994        5,051,786        4,394,123
Net transfers(1)                                                          14,582,951        4,255,381        3,706,041
Transfers for policy loans                                                   (69,969)              --           (5,825)
Contract charges                                                             (29,188)          (4,139)          (5,461)
Contract terminations:
    Surrender benefits                                                      (598,637)        (188,758)        (135,186)
    Death benefits                                                          (312,190)        (160,990)         (50,888)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          60,527,027       19,727,365       15,860,418
======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               1MG              2MG              1MD
Operations

Investment income (loss) -- net                                        $    (236,686)   $    (174,581)   $    (217,120)
Net realized gain (loss) on sale of investments                             (163,423)         (62,660)         (36,363)
Distributions from capital gains                                             202,473          193,086          641,417
Net change in unrealized appreciation or depreciation of investments      (6,873,424)      (6,415,382)        (884,200)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (7,071,060)      (6,459,537)        (496,266)
======================================================================================================================

Contract transactions

Contract purchase payments                                                12,812,258       13,407,756       10,978,441
Net transfers(2)                                                           9,300,911        9,808,312        8,706,484
Transfers for policy loans                                                        --          (11,334)              --
Annuity payments                                                              (2,646)          (3,017)            (817)
Contract charges                                                              (8,618)         (11,958)          (7,125)
Contract terminations:
    Surrender benefits                                                      (393,028)        (308,843)        (328,860)
    Death benefits                                                          (140,271)        (129,532)        (214,216)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            21,568,606       22,751,384       19,133,907
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           19,889,237       17,708,263       14,406,775
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  34,386,783    $  34,000,110    $  33,044,416
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    21,973,127       19,520,956       15,060,304
Contract purchase payments                                                17,264,583       18,104,083       12,549,526
Net transfers(2)                                                          12,582,742       13,220,164        9,841,991
Transfers for policy loans                                                        --          (16,378)              --
Contract charges                                                             (12,803)         (18,019)          (8,555)
Contract terminations:
    Surrender benefits                                                      (561,954)        (428,241)        (378,057)
    Death benefits                                                          (194,392)        (171,046)        (243,012)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          51,051,303       50,211,519       36,822,197
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                                    2MD           1UT(1)           2UT(1)
Operations

Investment income (loss) -- net                                        $    (155,358)   $      (4,238)   $      (3,369)
Net realized gain (loss) on sale of investments                              (26,764)         (10,225)            (681)
Distributions from capital gains                                             576,479               --               --
Net change in unrealized appreciation or depreciation of investments        (833,867)         (34,480)         (34,930)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations             (439,510)         (48,943)         (38,980)
======================================================================================================================

Contract transactions

Contract purchase payments                                                11,309,994        2,124,621        2,173,364
Net transfers(2)                                                           8,326,647          439,371          542,525
Transfers for policy loans                                                   (21,488)              --             (516)
Annuity payments                                                              (1,028)            (268)              --
Contract charges                                                             (11,665)              --               --
Contract terminations:
    Surrender benefits                                                      (250,725)          (1,478)          (4,389)
    Death benefits                                                           (33,747)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            19,317,988        2,562,246        2,710,984
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           11,803,502               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  30,681,980    $   2,513,303    $   2,672,004
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    12,307,954               --               --
Contract purchase payments                                                12,741,013        2,344,463        2,393,768
Net transfers(2)                                                           9,389,635          434,984          608,446
Transfers for policy loans                                                   (25,357)              --             (568)
Contract charges                                                             (14,113)              --               --
Contract terminations:
    Surrender benefits                                                      (289,439)          (1,716)          (4,936)
    Death benefits                                                           (37,360)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          34,072,333        2,777,731        2,996,710
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               1PE(1)           2PE(1)           1EU(1)
Operations

Investment income (loss) -- net                                        $       2,061    $       2,808    $        (250)
Net realized gain (loss) on sale of investments                                  (24)             364              493
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments          17,886           22,936            5,596
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations               19,923           26,108            5,839
======================================================================================================================

Contract transactions

Contract purchase payments                                                   898,095          714,994           96,006
Net transfers(2)                                                             160,546          543,582           38,091
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (352)          (1,026)              --
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             1,058,289        1,257,550          134,097
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   1,078,212    $   1,283,658    $     139,936
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                   938,839          745,187          102,794
Net transfers(2)                                                             168,020          572,167           40,555
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                          (368)          (1,069)              --
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,106,491        1,316,285          143,349
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               2EU(1)           1HS(1)           2HS(1)
Operations

Investment income (loss) -- net                                        $        (133)   $      (2,478)   $      (2,632)
Net realized gain (loss) on sale of investments                                   --              151              159
Distributions from capital gains                                                  --               --               --
Net change in unrealized appreciation or depreciation of investments           2,869            5,205`           2,523
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations                2,736            2,878               50
======================================================================================================================

Contract transactions

Contract purchase payments                                                    61,751        1,390,896        1,650,070
Net transfers(2)                                                              53,933          321,405          450,753
Transfers for policy loans                                                        --               --             (807)
Annuity payments                                                                  --               --               --
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --           (4,730)          (1,841)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               115,684        1,707,571        2,098,175
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     118,420    $   1,710,449    $   2,098,225
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --               --
Contract purchase payments                                                    64,670        1,420,572        1,681,017
Net transfers(2)                                                              56,539          327,778          458,508
Transfers for policy loans                                                        --               --             (835)
Contract charges                                                                  --               --               --
Contract terminations:
    Surrender benefits                                                            --           (4,922)          (1,872)
    Death benefits                                                                --               --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             121,209        1,743,428        2,136,818
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                              1PI(1)           2PI(1)            1VS
Operations

Investment income (loss) -- net                                        $      (3,052)   $      (2,691)   $    (718,809)
Net realized gain (loss) on sale of investments                                   84             (471)      (2,011,055)
Distributions from capital gains                                                  --               --        8,994,193
Net change in unrealized appreciation or depreciation of investments          52,532           50,124      (40,243,494)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations               49,564           46,962      (33,979,165)
======================================================================================================================

Contract transactions

Contract purchase payments                                                 1,534,262        1,525,823       15,797,036
Net transfers(2)                                                             508,344          790,874        6,556,174
Transfers for policy loans                                                        --               --               --
Annuity payments                                                                  --               --          (11,857)
Contract charges                                                                  --               --          (42,306)
Contract terminations:
    Surrender benefits                                                           (35)            (413)      (1,205,261)
    Death benefits                                                                --               --         (866,383)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             2,042,571        2,316,284       20,227,403
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --               --       88,234,933
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   2,092,135    $   2,363,246    $  74,483,171
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                            --               --       68,406,853
Contract purchase payments                                                 1,640,626        1,623,905       15,971,024
Net transfers(2)                                                             539,684          836,932        5,571,397
Transfers for policy loans                                                        --               --               --
Contract charges                                                                  --               --          (47,229)
Contract terminations:
    Surrender benefits                                                           (36)            (431)      (1,323,108)
    Death benefits                                                                --               --         (856,572)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           2,180,274        2,460,406       87,722,365
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               2VS             1SO(1)           2SO(1)
Operations

Investment income (loss) -- net                                        $    (448,604)   $       7,835    $       9,349
Net realized gain (loss) on sale of investments                             (449,268)          (1,524)          (1,277)
Distributions from capital gains                                           6,840,074          454,410          408,628
Net change in unrealized appreciation or depreciation of investments     (31,629,377)        (223,060)        (180,468)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations          (25,687,175)         237,661          236,232
======================================================================================================================

Contract transactions

Contract purchase payments                                                19,660,439        2,560,919        2,364,635
Net transfers(2)                                                           6,897,008          913,494        1,074,013
Transfers for policy loans                                                   (33,928)              --               --
Annuity payments                                                              (6,159)              --              (71)
Contract charges                                                             (55,900)              --               --
Contract terminations:
    Surrender benefits                                                    (1,021,512)            (541)          (3,271)
    Death benefits                                                          (290,696)              --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            25,149,252        3,473,872        3,435,306
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           64,390,419               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  63,852,496    $   3,711,533    $   3,671,538
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    49,764,177               --               --
Contract purchase payments                                                20,196,251        2,769,914        2,559,785
Net transfers(2)                                                           6,352,975          977,748        1,144,282
Transfers for policy loans                                                   (34,193)              --               --
Contract charges                                                             (63,132)              --               --
Contract terminations:
    Surrender benefits                                                    (1,112,370)            (598)          (3,449)
    Death benefits                                                          (284,741)              --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          74,818,967        3,747,064        3,700,618
======================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               1IT              2IT              1SP
Operations

Investment income (loss) -- net                                        $    (234,391)   $    (163,619)   $    (364,004)
Net realized gain (loss) on sale of investments                             (695,201)        (260,443)          (2,457)
Distributions from capital gains                                           7,477,081        6,456,348               --
Net change in unrealized appreciation or depreciation of investments     (12,695,973)     (11,400,356)       4,610,313
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations           (6,148,484)      (5,368,070)       4,243,852
======================================================================================================================

Contract transactions

Contract purchase payments                                                 5,516,656        6,525,652       10,704,962
Net transfers(2)                                                           3,132,241        3,196,285        8,497,550
Transfers for policy loans                                                        --          (22,174)              --
Annuity payments                                                              (3,039)          (2,146)          (7,788)
Contract charges                                                             (11,914)         (15,572)         (16,721)
Contract terminations:
    Surrender benefits                                                      (284,371)        (385,501)        (498,756)
    Death benefits                                                          (232,447)        (132,811)        (541,875)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             8,117,126        9,163,733       18,137,372
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           23,694,747       19,831,854       31,381,436
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  25,663,389    $  23,627,517    $  53,762,660
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    21,844,002       18,245,122       29,881,218
Contract purchase payments                                                 5,822,402        6,894,850        9,799,940
Net transfers(2)                                                           3,201,244        3,288,789        7,725,129
Transfers for policy loans                                                        --          (31,299)              --
Contract charges                                                             (12,672)         (16,769)         (15,497)
Contract terminations:
    Surrender benefits                                                      (305,412)        (416,135)        (452,233)
    Death benefits                                                          (252,570)        (146,845)        (482,477)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          30,296,994       27,817,713       46,456,080
======================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                                       -----------------------------------------------
Period ended December 31, 2001 (continued)                               2SP             1AA(1)           2AA(1)
Operations

Investment income (loss) -- net                                        $    (237,638)   $      10,417    $      15,248
Net realized gain (loss) on sale of investments                               (5,616)            (954)          (2,140)
Distributions from capital gains                                                  --           30,669           37,877
Net change in unrealized appreciation or depreciation of investments       3,898,993          (38,811)         (41,304)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations            3,655,739            1,321            9,681
======================================================================================================================

Contract transactions

Contract purchase payments                                                10,940,739        1,257,831        1,426,856
Net transfers(2)                                                           8,429,669        1,871,651        2,273,572
Transfers for policy loans                                                   (29,819)              --          (25,507)
Annuity payments                                                              (1,601)              --               --
Contract charges                                                             (20,088)             (51)            (126)
Contract terminations:
    Surrender benefits                                                      (519,636)          (9,704)          (2,095)
    Death benefits                                                          (112,238)            (906)              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            18,687,026        3,118,821        3,672,700
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           25,021,085               --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  47,363,850    $   3,120,142    $   3,682,381
======================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                    23,812,549               --               --
Contract purchase payments                                                10,053,634        1,304,764        1,475,852
Net transfers(2)                                                           7,550,055        1,929,862        2,352,845
Transfers for policy loans                                                   (28,015)              --          (27,305)
Contract charges                                                             (18,584)             (53)            (133)
Contract terminations:
    Surrender benefits                                                      (474,882)         (10,000)          (2,120)
    Death benefits                                                          (103,275)          (1,000)              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          40,791,482        3,223,573        3,799,139
======================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                                      Segregated Asset Subaccounts
                                                                       -------------------------------------------------------
Period ended December 31, 2001 (continued)                             1WI(1)         2WI(1)         1SG(1)         2SG(1)
Operations

Investment income (loss) -- net                                        $    (2,315)   $    (2,164)   $    (4,217)   $    (3,924)
Net realized gain (loss) on sale of investments                             (5,716)       (11,145)        (1,806)       (68,691)
Distributions from capital gains                                                --             --             --             --
Net change in unrealized appreciation or depreciation of investments         5,230          4,777        178,064         95,735
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting from operations             (2,801)        (8,532)       172,041         23,120
===============================================================================================================================

Contract transactions

Contract purchase payments                                                 602,610        490,980      1,068,838        856,426
Net transfers(2)                                                           328,552        606,011        856,358      1,082,956
Transfers for policy loans                                                      --            (96)            --           (113)
Annuity payments                                                                --             --             --             --
Contract charges                                                               (24)           (59)           (75)           (69)
Contract terminations:
    Surrender benefits                                                        (641)        (8,255)        (1,770)       (23,290)
    Death benefits                                                            (101)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             930,396      1,088,581      1,923,351      1,915,910
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   927,595    $ 1,080,049    $ 2,095,392    $ 1,939,030
===============================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                                          --             --             --             --
Contract purchase payments                                                 668,859        550,610      1,263,608        986,305
Net transfers(2)                                                           362,750        657,790        968,011      1,098,757
Transfers for policy loans                                                      --           (103)            --           (120)
Contract charges                                                               (28)           (65)           (87)           (79)
Contract terminations:
    Surrender benefits                                                        (687)        (8,652)        (1,794)       (24,577)
    Death benefits                                                            (118)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,030,776      1,199,580      2,229,738      2,060,286
===============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000                           BC1              BC2              BD1              BD2              CR1
Operations

Investment income (loss) -- net                  $    (137,750)   $     (60,637)   $   1,635,869    $   1,166,578    $   2,107,911
Net realized gain (loss) on investments                  1,846            4,093          (14,942)         (30,866)          (8,779)
Net change in unrealized appreciation or
  depreciation of investments                       (4,326,209)      (3,289,069)         140,047          117,104       (5,529,484)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                   (4,462,113)      (3,345,613)       1,760,974        1,252,816       (3,430,352)
==================================================================================================================================

Contract transactions

Contract purchase payments                          23,764,569       18,282,228       33,992,470       23,933,966       16,185,787
Net transfers(1)                                    15,006,059        9,555,230         (573,143)         921,634        4,552,730
Transfers for policy loans                                  --          (43,196)              --          (39,684)              --
Annuity payments                                        (8,284)          (9,634)          (7,412)          (9,278)          (4,315)
Contract charges                                        (4,344)          (6,375)          (2,242)          (1,616)          (1,749)
Contract terminations:
    Surrender benefits                                (397,610)        (377,266)        (214,333)        (370,137)        (121,324)
    Death benefits                                    (301,039)         (62,993)        (153,983)         (76,919)         (55,916)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      38,059,351       27,337,994       33,041,357       24,357,966       20,555,213
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      9,043,285        8,336,288       11,841,006        7,292,392        3,680,323
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  42,640,523    $  32,328,669    $  46,643,337    $  32,903,174    $  20,805,184
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year               8,144,701        7,503,378       11,675,134        7,185,953        3,227,001
Contract purchase payments                          21,932,154       16,870,196       33,382,251       23,455,801       15,014,134
Net transfers(1)                                    13,756,565        8,712,061         (777,547)         616,059        4,090,977
Transfers for policy loans                                  --          (39,819)              --          (40,717)              --
Contract charges                                        (4,269)          (6,264)          (2,154)          (1,549)          (1,811)
Contract terminations:
    Surrender benefits                                (376,074)        (355,689)        (209,562)        (359,100)        (117,462)
    Death benefits                                    (292,198)         (59,454)        (148,358)         (73,145)         (54,005)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    43,160,879       32,624,409       43,919,764       30,783,302       22,158,834
==================================================================================================================================

                                                                                    Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000                          CR2              CM1              CM2              DE1              DE2
Operations

Investment income (loss) -- net                  $   2,304,831    $   7,988,540    $   6,306,032    $      10,219    $      26,795
Net realized gain (loss) on investments                (14,895)          (1,787)             337           (7,564)          13,048
Net change in unrealized appreciation or
  depreciation of investments                       (6,169,309)         (28,231)         (18,902)         198,443          186,759
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                   (3,879,373)       7,958,522        6,287,467          201,098          226,602
==================================================================================================================================

Contract transactions

Contract purchase payments                          17,174,666      511,338,942      408,824,307        6,919,030        6,425,243
Net transfers(1)                                     3,703,203     (387,101,335)    (295,705,552)       3,947,485        2,650,660
Transfers for policy loans                             (44,308)              --         (357,950)              --          (12,156)
Annuity payments                                        (5,431)          (3,736)          (2,452)          (2,039)          (3,322)
Contract charges                                        (2,168)          (4,257)          (3,949)          (1,629)          (1,974)
Contract terminations:
    Surrender benefits                                (468,016)      (2,137,918)      (2,499,187)         (93,143)        (202,440)
    Death benefits                                    (117,983)      (2,269,079)        (192,508)        (117,603)              --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      20,239,963      119,822,617      110,062,709       10,652,101         8,856,011
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,137,638       88,379,316       66,277,541        3,529,806        3,232,309
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  22,498,228    $ 216,160,455    $ 182,627,717    $  14,383,005    $  12,314,922
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year               5,332,889       87,424,293       65,522,124        3,440,938        3,149,027
Contract purchase payments                          15,801,556      493,785,128      393,971,272        7,046,083        6,576,869
Net transfers(1)                                     3,461,259     (373,059,223)    (284,786,220)       3,956,159        2,616,404
Transfers for policy loans                             (41,192)              --         (345,711)              --          (12,444)
Contract charges                                        (2,226)          (4,041)          (3,739)          (1,666)          (2,013)
Contract terminations:
    Surrender benefits                                (438,756)      (2,060,595)      (2,389,429)         (95,073)        (204,243)
    Death benefits                                    (110,293)      (2,163,727)        (182,919)        (119,797)              --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    24,003,237      203,921,835      171,785,378       14,226,644       12,123,600
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)             EM1(1)           EM2(1)              EI1              EI2              FI1
Operations

Investment income (loss) -- net                  $      (1,617)   $      (1,802)   $   3,021,440    $   1,850,388    $     902,715
Net realized gain (loss) on investments                (19,466)          (3,573)         (78,559)         (40,375)         (10,748)
Net change in unrealized appreciation or
  depreciation of investments                          (74,733)        (136,743)      (6,946,096)      (4,125,416)         680,388
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                      (95,816)        (142,118)      (4,003,215)      (2,315,403)       1,572,355
==================================================================================================================================

Contract transactions

Contract purchase payments                             406,609          493,078       33,322,614       19,626,411       30,478,995
Net transfers(2)                                       205,089          318,565        8,727,073        4,202,350      (17,694,324)
Transfers for policy loans                                  --               --               --          (40,312)              --
Annuity payments                                            --               --           (4,146)          (2,457)         (13,079)
Contract charges                                            --               (2)          (2,270)          (1,400)          (1,178)
Contract terminations:
    Surrender benefits                                  (5,461)          (1,614)        (277,002)        (410,034)        (288,372)
    Death benefits                                          --               --          (92,960)         (10,754)        (137,937)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         606,237          810,027       41,673,309       23,363,804       12,344,105
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --               --       10,249,711        7,867,240       12,827,018
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $     510,421    $     667,909    $  47,919,805    $  28,915,641    $  26,743,478
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                      --               --       10,137,005        7,774,094       12,795,965
Contract purchase payments                             463,728          538,949       34,115,644       20,141,925       29,733,980
Net transfers(2)                                       236,623          368,853        8,792,036        4,289,699      (17,462,716)
Transfers for policy loans                                  --               --               --          (40,782)              --
Contract charges                                            --               (2)          (2,443)          (1,505)          (1,113)
Contract terminations:
    Surrender benefits                                  (7,174)          (1,958)        (287,825)        (429,253)        (279,782)
    Death benefits                                          --               --          (99,554)         (11,772)        (132,119)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       693,177          905,842       52,654,863       31,722,406       24,654,215
==================================================================================================================================

                                                                                   Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)              FI2              GB1              GB2              GR1              GR2
Operations

Investment income (loss) -- net                  $     712,167    $     125,084    $      89,811    $    (589,709)   $    (440,666)
Net realized gain (loss) on investments                  1,548          (14,792)          (4,110)         (55,924)         (57,656)
Net change in unrealized appreciation or
  depreciation of investments                          434,232          440,640          283,081      (27,219,777)     (24,275,703)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                    1,147,947           550,932         368,782      (27,865,410)     (24,774,025)
==================================================================================================================================

Contract transactions

Contract purchase payments                          24,330,508        8,373,656        4,266,881       76,168,425       67,703,884
Net transfers(2)                                   (18,749,417)       3,272,943        3,126,228       36,726,326       30,903,431
Transfers for policy loans                             (62,016)              --           (9,285)              --         (228,830)
Annuity payments                                            --               --               --           (6,268)         (13,812)
Contract charges                                          (962)            (661)            (358)         (10,584)         (15,418)
Contract terminations:
    Surrender benefits                                (233,890)         (68,686)         (99,557)        (527,907)        (814,895)
    Death benefits                                     (44,818)         (33,277)          (7,312)        (311,855)         (95,668)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       5,239,405       11,543,975        7,276,597      112,038,137       97,438,692
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     11,169,021        2,368,579        1,553,627       16,292,643       19,955,657
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  17,556,373    $  14,463,486    $   9,199,006    $ 100,465,370    $  92,620,324
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year              11,135,246        2,367,731        1,552,116       13,812,928       16,891,257
Contract purchase payments                          23,745,241        8,539,237        4,344,433       62,897,160       56,097,853
Net transfers(2)                                   (18,292,659)       3,334,507        3,191,297       30,424,453       25,747,329
Transfers for policy loans                             (58,306)              --          (10,534)              --         (191,381)
Contract charges                                          (905)            (670)            (366)         (10,101)         (14,707)
Contract terminations:
    Surrender benefits                                (226,176)         (70,326)        (101,723)        (448,836)        (689,722)
    Death benefits                                     (44,468)         (33,785)          (7,366)        (265,475)         (86,734)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,257,973       14,136,694        8,967,857      106,410,129       97,753,895
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)              IE1              IE2              MF1              MF2              ND1
Operations

Investment income (loss) -- net                  $   2,777,536    $   2,549,160    $   2,914,309    $   2,185,907    $  15,073,832
Net realized gain (loss) on investments                (41,065)         (29,675)           2,918           (2,345)           9,959
Net change in unrealized appreciation or
  depreciation of investments                       (5,770,944)      (5,409,322)      (4,600,109)      (3,305,313)     (42,940,933)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                   (3,034,473)      (2,889,837)      (1,682,882)      (1,121,751)     (27,857,142)
==================================================================================================================================

Contract transactions

Contract purchase payments                          10,964,924        9,515,063       28,761,252       20,835,146      153,264,585
Net transfers(2)                                     4,338,169        3,743,160        8,456,160        5,311,056       74,382,380
Transfers for policy loans                                  --          (22,923)              --          (63,667)              --
Annuity payments                                        (5,000)            (542)         (16,368)         (12,213)         (62,960)
Contract charges                                        (1,176)          (1,739)          (3,127)          (3,548)         (27,473)
Contract terminations:
    Surrender benefits                                 (88,501)        (345,711)        (215,184)        (387,327)      (1,593,217)
    Death benefits                                     (17,295)         (15,270)         (86,982)         (76,094)        (844,012)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      15,191,121       12,872,038       36,895,751       25,603,353      225,119,303
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,765,899        3,279,537        7,108,196        5,678,009       38,630,881
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  14,922,547    $  13,261,738    $  42,321,065    $  30,159,611    $ 235,893,042
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year               2,173,305        2,575,364        6,539,086        5,220,299       32,482,584
Contract purchase payments                           9,834,975        8,407,740       26,215,669       19,010,662      128,097,615
Net transfers(2)                                     3,764,831        3,328,678        7,337,223        4,604,463       60,852,100
Transfers for policy loans                                  --          (20,274)              --          (58,186)              --
Contract charges                                        (1,221)          (1,802)          (2,943)          (3,339)         (24,795)
Contract terminations:
    Surrender benefits                                 (84,922)        (308,955)        (196,871)        (355,255)      (1,369,867)
    Death benefits                                     (17,437)         (13,477)         (82,210)         (70,838)        (722,105)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    15,669,531       13,967,274       39,809,954       28,347,806      219,315,532
==================================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)              ND2             IV1(1)           IV2(1)            SC1              SC2
Operations

Investment income (loss) -- net                  $  12,412,760    $      18,131    $      19,676    $     434,218    $     419,360
Net realized gain (loss) on investments                   (852)           2,457          (10,979)          14,831            8,262
Net change in unrealized appreciation or
  depreciation of investments                      (34,388,546)      (1,034,516)        (737,714)        (488,462)        (440,495)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operartions                                 (21,976,638)      (1,013,928)        (729,017)         (39,413)         (12,873)
==================================================================================================================================

Contract transactions

Contract purchase payments                         126,490,526        9,090,510        6,059,805        8,877,713        8,424,738
Net transfers(2)                                    52,424,517        4,821,117        3,595,378        6,905,822        5,706,614
Transfers for policy loans                            (426,171)              --           (3,120)              --          (37,004)
Annuity payments                                      (946,600)          (1,927)          (2,270)          (2,054)              --
Contract charges                                       (42,218)            (166)            (106)          (2,791)          (3,019)
Contract terminations:
    Surrender benefits                              (2,118,910)         (27,276)         (23,069)        (127,250)        (168,626)
    Death benefits                                    (299,859)              --               --          (36,700)          (3,904)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     175,081,285       13,882,258        9,626,618       15,614,740       13,918,799
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     37,555,089                                          3,404,774        3,340,845
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 190,659,736    $  12,868,330    $   8,897,601    $  18,980,101    $  17,246,771
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year              31,537,411               --               --        3,029,109        2,970,291
Contract purchase payments                         104,560,427        9,341,110        6,182,669        7,571,974        7,192,984
Net transfers(2)                                    43,380,357        4,771,871        3,656,757        5,893,700        4,846,964
Transfers for policy loans                            (356,486)              --           (3,152)              --          (31,736)
Contract charges                                       (38,035)            (177)            (114)          (2,453)          (2,646)
Contract terminations:
    Surrender benefits                              (1,790,099)         (29,187)         (24,641)        (111,932)        (142,338)
    Death benefits                                    (257,538)              --               --          (31,818)          (3,362)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   177,036,037       14,083,617        9,811,519       16,348,580       14,830,157
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)              SA1              SA2             1SR(1)           2SR(1)            1RE
Operations

Investment income (loss) -- net                  $  22,074,227    $  17,896,272    $      71,489    $      56,082    $     199,972
Net realized gain (loss) on investments                (83,288)         (19,881)          (6,456)             465           17,458
Net change in unrealized appreciation or
  depreciation of investments                      (41,540,687)     (33,274,335)        (153,855)        (121,139)         661,796
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                  (19,549,748)     (15,397,944)         (88,822)         (64,592)         879,226
==================================================================================================================================

Contract transactions

Contract purchase payments                          58,379,023       47,198,948        1,289,161          687,688        3,952,923
Net transfers(2)                                    26,788,613       19,917,539          430,428          613,750        2,258,641
Transfers for policy loans                                  --         (149,340)              --               --               --
Annuity payments                                        (9,183)         (10,261)              --               --             (267)
Contract charges                                        (4,331)          (4,867)             (58)             (10)            (449)
Contract terminations:
    Surrender benefits                                (262,343)        (845,251)          (4,065)          (2,173)         (12,250)
    Death benefits                                    (159,428)        (145,553)              --               --          (10,858)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      84,732,351       65,961,215        1,715,466        1,299,255        6,187,740
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,906,213        6,771,857               --               --          654,603
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  71,088,816    $  57,335,128    $   1,626,644    $   1,234,663    $   7,721,569
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year               3,901,133        4,470,245               --               --          683,371
Contract purchase payments                          37,493,016       30,484,412        1,279,827          679,859        3,508,774
Net transfers(2)                                    17,308,002       12,777,015          417,159          605,264        2,009,204
Transfers for policy loans                                  --          (98,284)              --               --               --
Contract charges                                        (3,286)          (3,725)             (60)             (11)            (381)
Contract terminations:
    Surrender benefits                                (180,704)        (554,374)          (4,184)          (2,205)         (10,637)
    Death benefits                                    (104,464)         (97,591)              --               --           (8,879)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    58,413,697       46,977,698        1,692,742        1,282,907        6,181,452
==================================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)              2RE              1SI              2SI              1UE              2UE
Operations

Investment income (loss) -- net                  $     227,293    $     (13,442)   $      (9,939)   $     290,460    $     279,759
Net realized gain (loss) on investments                  3,282            7,701           13,754            1,951            4,031
Net change in unrealized appreciation or
  depreciation of investments                          803,098          513,025          529,496       (5,350,726)      (4,153,158)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                    1,033,673          507,284          533,311       (5,058,315)      (3,869,368)
==================================================================================================================================

Contract transactions

Contract purchase payments                           3,899,779        1,442,777        1,828,647       31,450,468       23,356,744
Net transfers(2)                                     2,874,014          959,546          527,889       18,054,876       13,324,785
Transfers for policy loans                             (10,828)              --           (1,443)              --          (54,607)
Annuity payments                                            --             (819)              --          (14,132)          (8,973)
Contract charges                                          (396)            (316)            (672)          (6,259)          (8,594)
Contract terminations:
    Surrender benefits                                 (30,402)         (19,536)         (52,353)        (460,586)        (279,402)
    Death benefits                                      (2,465)          (6,520)              --         (292,486)         (87,361)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       6,729,702        2,375,132        2,302,068       48,731,881       36,242,592
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        848,303          567,167          563,783       10,953,123        9,912,956
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   8,611,678    $   3,449,583    $   3,399,162    $  54,626,689    $  42,286,180
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                 885,005          589,712          585,846        9,951,016        8,980,927
Contract purchase payments                           3,524,645        1,403,557        1,815,524       29,410,374       21,760,426
Net transfers(2)                                     2,508,608          928,982          495,490       16,601,824       12,292,142
Transfers for policy loans                              (9,747)              --           (1,658)              --          (54,229)
Contract charges                                          (335)            (283)            (599)          (6,140)          (8,424)
Contract terminations:
    Surrender benefits                                 (26,504)         (18,847)         (48,188)        (440,143)        (262,271)
    Death benefits                                      (2,667)          (6,180)              --         (277,931)         (82,294)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,879,005        2,896,941        2,846,415       55,239,000       42,626,277
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)               1MC              2MC            1GT(1)           2GT(1)            1IG(1)
Operations

Investment income (loss) -- net                  $     328,682    $     253,753    $      32,980    $      43,385    $     281,509
Net realized gain (loss) on investments                  5,022           27,521             (350)            (296)            (769)
Net change in unrealized appreciation or
  depreciation of invesments                         2,037,404        1,576,246       (6,102,593)      (5,323,753)      (3,790,882)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                    2,371,108        1,857,520       (6,069,963)      (5,280,664)      (3,510,142)
==================================================================================================================================

Contract transactions

Contract purchase payments                           5,581,765        4,323,098       13,079,329       12,016,400       17,043,299
Net transfers(2)                                     2,934,164        1,801,312        8,703,686        7,224,295        9,951,347
Transfers for policy loans                                  --           (4,651)              --           (6,137)              --
Annuity payments                                        (1,478)              --             (510)          (2,036)          (2,015)
Contract charges                                        (1,365)          (2,090)            (363)            (497)            (402)
Contract terminations:
    Surrender benefits                                 (47,829)         (72,494)         (28,981)         (72,012)         (39,014)
    Death benefits                                     (99,129)         (47,254)              --             (147)         (10,179)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       8,366,128        5,997,921       21,753,161       19,159,866       26,943,036
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,917,102        1,549,468               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  12,654,338    $   9,404,909    $  15,683,198    $  13,879,202    $  23,432,894
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year               2,022,724        1,633,700               --               --               --
Contract purchase payments                           5,578,158        4,347,757       13,879,649       12,717,378       18,615,165
Net transfers(2)                                     2,807,401        1,763,950        9,104,508        7,659,033       10,691,941
Transfers for policy loans                                  --           (5,399)              --           (5,110)              --
Contract charges                                        (1,210)          (1,846)            (456)            (626)            (474)
Contract terminations:
    Surrender benefits                                 (46,056)         (70,045)         (34,634)         (82,173)         (44,984)
    Death benefits                                     (96,098)         (46,260)              --             (174)         (11,110)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    10,264,919        7,621,857       22,949,067       20,288,328       29,250,538
==================================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                 ---------------------------------------------------------------------------------
Year ended December 31, 2000 (continued)             2IG(1)            1IP              2IP             1MG(1)           2MG(1)
Operations

Investment income (loss) -- net                  $     218,277    $      78,010    $      67,728    $     (53,060)   $     (36,190)
Net realized gain (loss) on investments                 (1,343)         (13,861)           2,785            1,462              911
Net change in unrealized appreciation or
  depreciation of investments                       (3,172,600)        (696,508)        (488,384)      (1,845,328)      (1,613,693)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets resulting
  from operations                                   (2,955,666)        (632,359)        (417,871)      (1,896,926)      (1,648,972)
==================================================================================================================================

Contract transactions

Contract purchase payments                          14,453,043        5,063,347        3,525,833       13,529,884       11,502,788
Net transfers(2)                                     9,246,483        3,368,099        2,526,300        8,298,424        7,899,234
Transfers for policy loans                             (16,973)              --          (16,787)              --           (3,324)
Annuity payments                                          (962)          (4,560)            (718)          (1,210)            (678)
Contract charges                                          (436)          (1,125)          (1,479)            (312)            (320)
Contract terminations:
    Surrender benefits                                 (65,089)         (36,673)         (59,555)         (28,853)         (40,299)
    Death benefits                                        (302)         (12,522)              --          (11,770)            (166)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      23,615,764        8,376,566        5,973,594       21,786,163       19,357,235
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --        2,680,901        2,122,181               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  20,660,098    $  10,425,108    $   7,677,904    $  19,889,237    $  17,708,263
==================================================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                      --        2,504,403        1,981,118               --               --
Contract purchase payments                          15,860,027        5,054,668        3,552,383       13,664,336       11,627,815
Net transfers(2)                                     9,997,949        3,267,413        2,504,169        8,350,749        7,941,404
Transfers for policy loans                             (19,123)              --          (16,540)              --           (6,030)
Contract charges                                          (519)          (1,200)          (1,575)            (334)            (337)
Contract terminations:
    Surrender benefits                                 (74,917)         (38,291)         (61,941)         (29,061)         (41,724)
    Death benefits                                        (351)         (12,908)              --          (12,563)            (172)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    25,763,066       10,774,085        7,957,614       21,973,127       19,520,956
==================================================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


                                                                  Segregated Asset Subaccounts
                                                 ------------------------------------------------------------
Year ended December 31, 2000 (continued)            1MD(1)          2MD(1)           1VS             2VS
Operations

Investment income (loss) -- net                  $    (33,251)   $    (23,336)   $   (184,812)   $    (58,688)
Net realized gain (loss) on investments                 6,802             (19)         36,979           4,936
Net change in unrealized appreciation or
  depreciation of investments                        (585,813)       (537,226)    (12,849,879)     (9,356,658)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets
  resulting from operations                          (612,262)       (560,581)    (12,997,712)     (9,410,410)
=============================================================================================================

Contract transactions

Contract purchase payments                          9,057,790       7,183,959      61,158,735      46,135,956
Net transfers(2)                                    5,971,464       5,213,858      30,908,317      21,375,164
Transfers for policy loans                                 --          (8,708)             --        (125,709)
Annuity payments                                         (314)           (207)        (10,343)         (9,344)
Contract charges                                         (121)           (116)         (6,219)         (8,801)
Contract terminations:
    Surrender benefits                                 (9,782)        (24,703)       (401,214)       (469,221)
    Death benefits                                         --              --        (233,972)        (15,237)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     15,019,037      12,364,083      91,415,304      66,882,808
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --              --       9,817,341       6,918,021
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 14,406,775    $ 11,803,502    $ 88,234,933    $ 64,390,419
=============================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year                     --              --       7,245,003       5,083,557
Contract purchase payments                          9,129,121       7,166,706      40,890,381      30,821,933
Net transfers(2)                                    5,941,258       5,173,774      20,708,656      14,282,651
Transfers for policy loans                                 --          (7,506)             --         (86,365)
Contract charges                                         (128)           (120)         (4,539)         (6,448)
Contract terminations:
    Surrender benefits                                 (9,947)        (24,900)       (276,589)       (320,332)
    Death benefits                                         --              --        (156,059)        (10,819)
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,060,304      12,307,954      68,406,853      49,764,177
=============================================================================================================

                                                                  Segregated Asset Subaccounts
                                                 ------------------------------------------------------------
Year ended December 31, 2000 (continued)             1IT             2IT             1SP             2SP
Operations

Investment income (loss) -- net                  $    758,460    $    638,937    $  1,024,343    $    799,548
Net realized gain (loss) on investments               (22,743)           (950)        (15,012)         (8,450)
Net change in unrealized appreciation or
  depreciation of investments                      (9,801,825)     (7,734,272)     (1,188,467)       (774,100)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Net assets
  resulting from operations                        (9,066,108)     (7,096,285)       (179,136)         16,998
=============================================================================================================

Contract transactions

Contract purchase payments                         20,661,018      16,690,783      19,601,878      15,451,815
Net transfers(2)                                   10,197,285       8,651,164       9,008,521       6,975,569
Transfers for policy loans                                 --         (41,721)             --         (49,608)
Annuity payments                                         (646)         (2,482)         (3,039)           (378)
Contract charges                                       (1,302)         (1,354)         (1,702)         (2,074)
Contract terminations:
    Surrender benefits                                (96,455)       (229,843)       (144,237)       (202,261)
    Death benefits                                    (31,021)         (6,304)        (32,873)        (18,991)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     30,728,879      25,060,243      28,428,548      22,154,072
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,031,976       1,867,896       3,132,024       2,850,015
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 23,694,747    $ 19,831,854    $ 31,381,436    $ 25,021,085
=============================================================================================================

Accumulation unit activitiy

Units outstanding at beginning of year              1,342,920       1,233,713       2,723,041       2,476,379
Contract purchase payments                         13,655,035      11,277,668      18,816,189      14,915,435
Net transfers(2)                                    6,943,900       5,948,499       8,519,816       6,688,350
Transfers for policy loans                                 --         (32,453)             --         (48,680)
Contract charges                                       (1,154)         (1,195)         (1,694)         (2,067)
Contract terminations:
    Surrender benefits                                (71,362)       (175,205)       (142,955)       (198,038)
    Death benefits                                    (25,337)         (5,905)        (33,179)        (18,830)
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   21,844,002      18,245,122      29,881,218      23,812,549
=============================================================================================================



(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.



See accompanying notes to financial statements.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.

Subaccount   Invests exclusively in shares of                                           Investment Manager
-------------------------------------------------------------------------------------------------------------------------------
BC1          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       IDS Life Insurance Company(1)
BC2
-------------------------------------------------------------------------------------------------------------------------------
BD1          AXP(R) Variable Portfolio - Bond Fund                                      IDS Life Insurance Company(1)
BD2
-------------------------------------------------------------------------------------------------------------------------------
CR1          AXP(R) Variable Portfolio - Capital Resource Fund                          IDS Life Insurance Company(1)
CR2
-------------------------------------------------------------------------------------------------------------------------------
CM1          AXP(R) Variable Portfolio - Cash Management Fund                           IDS Life Insurance Company(1)
CM2
-------------------------------------------------------------------------------------------------------------------------------
DE1          AXP(R) Variable Portfolio - Diversified Equity Income Fund                 IDS Life Insurance Company(1)
DE2
-------------------------------------------------------------------------------------------------------------------------------
EM1          AXP(R) Variable Portfolio - Emerging Markets Fund                          IDS Life Insurance Company(2)
EM2
-------------------------------------------------------------------------------------------------------------------------------
ES1          AXP(R) Variable Portfolio - Equity Select Fund                             IDS Life Insurance Company(1)
ES2
-------------------------------------------------------------------------------------------------------------------------------
EI1          AXP(R) Variable Portfolio - Extra Income Fund                              IDS Life Insurance Company(1)
EI2
-------------------------------------------------------------------------------------------------------------------------------
FI1          AXP(R) Variable Portfolio - Federal Income Fund                            IDS Life Insurance Company(1)
FI2
-------------------------------------------------------------------------------------------------------------------------------
GB1          AXP(R) Variable Portfolio - Global Bond Fund                               IDS Life Insurance Company(1)
GB2
-------------------------------------------------------------------------------------------------------------------------------
GR1          AXP(R) Variable Portfolio - Growth Fund                                    IDS Life Insurance Company(1)
GR2
-------------------------------------------------------------------------------------------------------------------------------
IE1          AXP(R) Variable Portfolio - International Fund                             IDS Life Insurance Company(2)
IE2
-------------------------------------------------------------------------------------------------------------------------------
MF1          AXP(R) Variable Portfolio - Managed Fund                                   IDS Life Insurance Company(1)
MF2
-------------------------------------------------------------------------------------------------------------------------------
ND1          AXP(R) Variable Portfolio - New Dimensions Fund(R)                         IDS Life Insurance Company(1)
ND2
-------------------------------------------------------------------------------------------------------------------------------
SV1          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                  IDS Life Insurance Company(3)
SV2
-------------------------------------------------------------------------------------------------------------------------------
IV1          AXP(R) Variable Portfolio - S&P 500 Index Fund                             IDS Life Insurance Company(1)
IV2
-------------------------------------------------------------------------------------------------------------------------------
SC1          AXP(R) Variable Portfolio - Small Cap Advantage Fund                       IDS Life Insurance Company(4)
SC2
-------------------------------------------------------------------------------------------------------------------------------
ST1          AXP(R) Variable Portfolio - Stock Fund                                     IDS Life Insurance Company(1)
ST2
-------------------------------------------------------------------------------------------------------------------------------
SA1          AXP(R) Variable Portfolio - Strategy Aggressive Fund                       IDS Life Insurance Company(1)
SA2
-------------------------------------------------------------------------------------------------------------------------------

1AC          AIM V.I. Capital Appreciation Fund, Series II Shares                       A I M Advisors, Inc.
2AC
-------------------------------------------------------------------------------------------------------------------------------
1AD          AIM V.I. Capital Development Fund, Series II Shares                        A I M Advisors, Inc.
2AD

-------------------------------------------------------------------------------------------------------------------------------
1AB          Alliance VP AllianceBernstein International Value Portfolio (Class B)      Alliance Capital Management, L.P.
2AB
-------------------------------------------------------------------------------------------------------------------------------
1AL          Alliance VP Growth and Income Portfolio (Class B)                          Alliance Capital Management, L.P.
2AL
-------------------------------------------------------------------------------------------------------------------------------

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Subaccount   Invests exclusively in shares of                                      Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
1AI          American Century(R) VP International, Class II                        American Century Investment Management, Inc.
2AI
------------------------------------------------------------------------------------------------------------------------------------
1AV          American Century(R) VP Value, Class II                                American Century Investment Management, Inc.
2AV
------------------------------------------------------------------------------------------------------------------------------------
1SR          Calvert Variable Series, Inc. Social Balanced Portfolio               Calvert Asset Management Company, Inc.(5)
2SR
------------------------------------------------------------------------------------------------------------------------------------

1CG          Evergreen VA Capital Growth Fund - Class 2                            Evergreen Investment Management Company, LLC(6)
2CG
------------------------------------------------------------------------------------------------------------------------------------
1FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2             Fidelity Management & Research Company (FMR)(7)
2FG
------------------------------------------------------------------------------------------------------------------------------------
1FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                     Fidelity Management & Research Company (FMR)(7)
2FM
------------------------------------------------------------------------------------------------------------------------------------
1FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                    Fidelity Management & Research Company (FMR)(8)
2FO

------------------------------------------------------------------------------------------------------------------------------------
1RE          FTVIPT Franklin Real Estate Fund - Class 2                            Franklin Advisers, Inc.
2RE
------------------------------------------------------------------------------------------------------------------------------------
1SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2             Franklin Advisory Services, LLC
2SI           (previously FTVIPT Franklin Value Securities Fund - Class 2)
------------------------------------------------------------------------------------------------------------------------------------
1MS          FTVIPT Mutual Shares Securities Fund - Class 2                        Franklin Mutual Advisers, LLC
2MS
------------------------------------------------------------------------------------------------------------------------------------
1UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                           Goldman Sachs Asset Management
2UE
------------------------------------------------------------------------------------------------------------------------------------
1MC          Goldman Sachs VIT Mid Cap Value Fund                                  Goldman Sachs Asset Management
2MC
------------------------------------------------------------------------------------------------------------------------------------
1ID          Invesco VIF - Dynamics Fund                                           INVESCO Funds Group, Inc.
2ID
------------------------------------------------------------------------------------------------------------------------------------
1FS          Invesco VIF - Financial Services Fund                                 INVESCO Funds Group, Inc.
2FS
------------------------------------------------------------------------------------------------------------------------------------
1TC          Invesco VIF - Technology Fund                                         INVESCO Funds Group, Inc.
2TC
------------------------------------------------------------------------------------------------------------------------------------
1TL          Invesco VIF - Telecommunications Fund                                 INVESCO Funds Group, Inc.
2TL
------------------------------------------------------------------------------------------------------------------------------------
1GT          Janus Aspen Series Global Technology Portfolio: Service Shares        Janus Capital
2GT
------------------------------------------------------------------------------------------------------------------------------------
1IG          Janus Aspen Series International Growth Portfolio: Service Shares     Janus Capital
2IG
------------------------------------------------------------------------------------------------------------------------------------
1IP          Lazard Retirement International Equity Portfolio                      Lazard Asset Management
2IP
------------------------------------------------------------------------------------------------------------------------------------
1MG          MFS(R) Investors Growth Stock Series - Service Class                  MFS Investment Management(R)
2MG
------------------------------------------------------------------------------------------------------------------------------------
1MD          MFS(R) New Discovery Series - Service Class                           MFS Investment Management(R)
2MD
------------------------------------------------------------------------------------------------------------------------------------
1UT          MFS(R) Utilities Series - Service Class                               MFS Investment Management(R)
2UT
------------------------------------------------------------------------------------------------------------------------------------

1PE          Pioneer Equity Income VCT Portfolio - Class II Shares                 Pioneer Investment Management, Inc.
2PE
------------------------------------------------------------------------------------------------------------------------------------
1EU          Pioneer Europe VCT Portfolio - Class II Shares                        Pioneer Investment Management, Inc.
2EU

------------------------------------------------------------------------------------------------------------------------------------
1HS          Putnam VT Health Sciences Fund - Class IB Shares                      Putnam Investment Management, LLC
2HS
------------------------------------------------------------------------------------------------------------------------------------
1PI          Putnam VT International Growth Fund - Class IB Shares                 Putnam Investment Management, LLC
2PI
------------------------------------------------------------------------------------------------------------------------------------
1VS          Putnam VT Vista Fund - Class IB Shares                                Putnam Investment Management, LLC
2VS
------------------------------------------------------------------------------------------------------------------------------------
1SO          Strong Opportunity Fund II - Advisor Class                            Strong Capital Management, Inc.
2SO
------------------------------------------------------------------------------------------------------------------------------------

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Subaccount   Invests exclusively in shares of                                           Investment Manager
-------------------------------------------------------------------------------------------------------------------------------
1IT          Wanger International Small Cap                                             Liberty Wanger Asset Management, L.P.
2IT
-------------------------------------------------------------------------------------------------------------------------------
1SP          Wanger U.S. Smaller Companies                                              Liberty Wanger Asset Management, L.P.
2SP           (previously Wanger U.S. Small Cap)
-------------------------------------------------------------------------------------------------------------------------------
1AA          Wells Fargo VT Asset Allocation Fund                                       Wells Fargo Funds Management, LLC(9)
2AA
-------------------------------------------------------------------------------------------------------------------------------
1WI          Wells Fargo VT International Equity Fund                                   Wells Fargo Funds Management, LLC(9)
2WI
-------------------------------------------------------------------------------------------------------------------------------
1SG          Wells Fargo VT Small Cap Growth Fund                                       Wells Fargo Funds Management, LLC(9)
2SG
-------------------------------------------------------------------------------------------------------------------------------

(1)  American Express Financial Corporation (AEFC) is the investment adviser.

(2)  AEFC  is  the  investment   adviser.   American  Express  Asset  Management
     International, Inc. is the sub-adviser.

(3) AEFC is the investment adviser. Royce & Associates, LLC and EQSF Advisers, Inc. are the sub-advisers.

(4) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.

(5) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.

(6)  Pilgrim Baxter Value Investors, Inc. is the sub-investment adviser.

(7)  FMR U.K. and FMR Far East are the sub-investment advisers.

(8) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.

(9)  Wells Capital Management Incorporated is the sub-adviser.

The Assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of Assets and liabilities and disclosures of contingent Assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in Net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% or 0.95% of the average daily Net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES
IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first ten payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001 and $18,285,051 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily Net assets in reducing percentages annually as follows:

Fund                                                                                    Percentage range
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                    0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                       0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                        0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                              0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                       1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                          0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                           0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                         0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                            0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                 0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                          0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                          0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    0.650% to 0.575%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily Net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - International Fund and AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily Net assets.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily Net assets in reducing percentages annually as follows:

Fund                                                                                    Percentage range
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                    0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                       0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                        0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                              0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                       0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                          0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                         0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                            0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                 0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                          0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                          0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                  0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    0.060% to 0.035%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

Subaccount    Investment                                                                            Shares              NAV
----------------------------------------------------------------------------------------------------------------------------------
BC1           AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               4,978,008           $ 8.19
BC2                                                                                              4,123,794             8.19
----------------------------------------------------------------------------------------------------------------------------------
BD1           AXP(R) Variable Portfolio - Bond Fund                                             11,453,301            10.47
BD2                                                                                              9,117,143            10.47
----------------------------------------------------------------------------------------------------------------------------------
CR1           AXP(R) Variable Portfolio - Capital Resource Fund                                    939,661            21.69
CR2                                                                                                933,588            21.69
----------------------------------------------------------------------------------------------------------------------------------
CM1           AXP(R) Variable Portfolio - Cash Management Fund                                 287,316,788             1.00
CM2                                                                                            266,316,180             1.00
----------------------------------------------------------------------------------------------------------------------------------
DE1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                         4,159,687            10.10
DE2                                                                                              4,431,607            10.10
----------------------------------------------------------------------------------------------------------------------------------
EM1           AXP(R) Variable Portfolio - Emerging Markets Fund                                    149,388             7.41
EM2                                                                                                174,369             7.41
----------------------------------------------------------------------------------------------------------------------------------
ES1           AXP(R) Variable Portfolio - Equity Select Fund                                       217,462            10.16
ES2                                                                                                243,488            10.16
----------------------------------------------------------------------------------------------------------------------------------
EI1           AXP(R) Variable Portfolio - Extra Income Fund                                     12,697,285             6.57
EI2                                                                                              8,362,801             6.57
----------------------------------------------------------------------------------------------------------------------------------
FI1           AXP(R) Variable Portfolio - Federal Income Fund                                    6,263,989            10.33
FI2                                                                                              5,535,927            10.33
----------------------------------------------------------------------------------------------------------------------------------
GB1           AXP(R) Variable Portfolio - Global Bond Fund                                       2,556,527             9.55
GB2                                                                                              1,774,962             9.55
----------------------------------------------------------------------------------------------------------------------------------
GR1           AXP(R) Variable Portfolio - Growth Fund                                           12,978,972             6.51
GR2                                                                                             12,892,886             6.51
----------------------------------------------------------------------------------------------------------------------------------
IE1           AXP(R) Variable Portfolio - International Fund                                     1,551,751             8.10
IE2                                                                                              1,315,663             8.10
----------------------------------------------------------------------------------------------------------------------------------
MF1           AXP(R) Variable Portfolio - Managed Fund                                           3,239,902            15.42
MF2                                                                                              2,334,619            15.42
----------------------------------------------------------------------------------------------------------------------------------
ND1           AXP(R) Variable Portfolio - New Dimensions Fund(R)                                17,093,707            15.97
ND2                                                                                             15,400,343            15.97
----------------------------------------------------------------------------------------------------------------------------------
SV1           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            617,192            10.72
SV2                                                                                                683,447            10.72
----------------------------------------------------------------------------------------------------------------------------------

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Subaccount    Investment                                                                            Shares              NAV
----------------------------------------------------------------------------------------------------------------------------------
IV1           AXP(R) Variable Portfolio - S&P 500 Index Fund                                     4,073,157           $ 7.82
IV2                                                                                              3,606,273             7.82
----------------------------------------------------------------------------------------------------------------------------------
SC1           AXP(R) Variable Portfolio - Small Cap Advantage Fund                               2,500,214            10.47
SC2                                                                                              2,349,328            10.47
----------------------------------------------------------------------------------------------------------------------------------
ST1           AXP(R) Variable Portfolio - Stock Fund                                                52,358             9.49
ST2                                                                                                 63,882             9.49
----------------------------------------------------------------------------------------------------------------------------------
SA1           AXP(R) Variable Portfolio - Strategy Aggressive Fund                               6,360,882             8.34
SA2                                                                                              5,725,049             8.34
----------------------------------------------------------------------------------------------------------------------------------

1AC           AIM V.I. Capital Appreciation Fund, Series II Shares                                  76,947            21.70
2AC                                                                                                 76,949            21.70
----------------------------------------------------------------------------------------------------------------------------------
1AD           AIM V.I. Capital Development Fund, Series II Shares                                  100,646            11.94
2AD                                                                                                120,040            11.94

----------------------------------------------------------------------------------------------------------------------------------
1AB           Alliance VP AllianceBernstein International Value Portfolio (Class B)                 78,137             9.87
2AB                                                                                                 79,695             9.87
----------------------------------------------------------------------------------------------------------------------------------
1AL           Alliance VP Growth and Income Portfolio (Class B)                                    191,793            22.03
2AL                                                                                                243,567            22.03
----------------------------------------------------------------------------------------------------------------------------------
1AI           American Century(R) VP International, Class II                                       272,655             6.59
2AI                                                                                                275,794             6.59
----------------------------------------------------------------------------------------------------------------------------------
1AV           American Century(R) VP Value, Class II                                             1,040,363             7.44
2AV                                                                                              1,025,771             7.44
----------------------------------------------------------------------------------------------------------------------------------
1SR           Calvert Variable Series, Inc. Social Balanced Portfolio                            3,070,193             1.76
2SR                                                                                              2,270,816             1.76
----------------------------------------------------------------------------------------------------------------------------------

1CG           Evergreen VA Capital Growth Fund - Class 2                                            68,743            14.03
2CG                                                                                                106,406            14.03
----------------------------------------------------------------------------------------------------------------------------------
1FG           Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            636,799            13.07
2FG                                                                                                486,121            13.07
----------------------------------------------------------------------------------------------------------------------------------
1FM           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    356,567            19.49
2FM                                                                                                371,762            19.49
----------------------------------------------------------------------------------------------------------------------------------
1FO           Fidelity(R) VIP Overseas Portfolio Service Class 2                                   147,455            13.81
2FO                                                                                                146,910            13.81

----------------------------------------------------------------------------------------------------------------------------------
1RE           FTVIPT Franklin Real Estate Fund - Class 2                                         1,471,025            17.99
2RE                                                                                              1,833,921            17.99
----------------------------------------------------------------------------------------------------------------------------------
1SI           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          1,181,766            10.89
2SI           (previously FTVIPT Franklin Value Securities Fund - Class 2)                       1,341,405            10.89
----------------------------------------------------------------------------------------------------------------------------------
1MS           FTVIPT Mutual Shares Securities Fund - Class 2                                        76,607            14.03
2MS                                                                                                 64,847            14.03
----------------------------------------------------------------------------------------------------------------------------------
1UE           Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                        5,608,830            10.94
2UE                                                                                              4,778,336            10.94
----------------------------------------------------------------------------------------------------------------------------------
1MC           Goldman Sachs VIT Mid Cap Value Fund                                               2,996,984            11.29
2MC                                                                                              2,890,767            11.29
----------------------------------------------------------------------------------------------------------------------------------
1ID           Invesco VIF - Dynamics Fund                                                          109,167            12.54
2ID                                                                                                119,826            12.54
----------------------------------------------------------------------------------------------------------------------------------
1FS           Invesco VIF - Financial Services Fund                                                 69,979            12.42
2FS                                                                                                 84,044            12.42
----------------------------------------------------------------------------------------------------------------------------------
1TC           Invesco VIF - Technology Fund                                                         53,853            15.37
2TC                                                                                                 28,956            15.37
----------------------------------------------------------------------------------------------------------------------------------
1TL           Invesco VIF - Telecommunications Fund                                                 92,653             5.57
2TL                                                                                                 60,965             5.57
----------------------------------------------------------------------------------------------------------------------------------
1GT           Janus Aspen Series Global Technology Portfolio: Service Shares                     3,538,270             4.08
2GT                                                                                              3,623,491             4.08
----------------------------------------------------------------------------------------------------------------------------------
1IG           Janus Aspen Series International Growth Portfolio: Service Shares                  1,672,315            23.30
2IG                                                                                              1,583,883            23.30
----------------------------------------------------------------------------------------------------------------------------------
1IP           Lazard Retirement International Equity Portfolio                                   1,572,259             9.09
2IP                                                                                              1,276,639             9.09
----------------------------------------------------------------------------------------------------------------------------------
1MG           MFS(R) Investors Growth Stock Series - Service Class                               3,556,027             9.67
2MG                                                                                              3,516,040             9.67
----------------------------------------------------------------------------------------------------------------------------------

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Subaccount    Investment                                                                            Shares              NAV
----------------------------------------------------------------------------------------------------------------------------------
1MD           MFS(R) New Discovery Series - Service Class                                        2,171,118           $15.22
2MD                                                                                              2,015,899            15.22
----------------------------------------------------------------------------------------------------------------------------------
1UT           MFS(R) Utilities Series - Service Class                                              158,069            15.90
2UT                                                                                                168,051            15.90
----------------------------------------------------------------------------------------------------------------------------------
1PE           Pioneer Equity Income VCT Portfolio - Class II Shares                                 58,313            18.49
2PE                                                                                                 69,424            18.49
----------------------------------------------------------------------------------------------------------------------------------
1EU           Pioneer Europe VCT Portfolio - Class II Shares                                        16,880             8.29
2EU                                                                                                 14,285             8.29
----------------------------------------------------------------------------------------------------------------------------------
1HS           Putnam VT Health Sciences Fund - Class IB Shares                                     146,192            11.70
2HS                                                                                                179,335            11.70
----------------------------------------------------------------------------------------------------------------------------------
1PI           Putnam VT International Growth Fund - Class IB Shares                                169,267            12.36
2PI                                                                                                191,201            12.36
----------------------------------------------------------------------------------------------------------------------------------
1VS           Putnam VT Vista Fund - Class IB Shares                                             6,568,181            11.34
2VS                                                                                              5,630,732            11.34
----------------------------------------------------------------------------------------------------------------------------------
1SO           Strong Opportunity Fund II - Advisor Class                                           191,415            19.39
2SO                                                                                                189,352            19.39
----------------------------------------------------------------------------------------------------------------------------------
1IT           Wanger International Smaller Companies                                             1,666,454            15.40
2IT                                                                                              1,534,254            15.40
----------------------------------------------------------------------------------------------------------------------------------
1SP           Wanger U.S. Smaller Companies                                                      2,416,299            22.25
2SP            (previously Wanger U.S. Small Cap)                                                2,128,712            22.25
----------------------------------------------------------------------------------------------------------------------------------
1AA           Wells Fargo VT Asset Allocation Fund                                                 252,459            12.32
2AA                                                                                                298,895            12.32
----------------------------------------------------------------------------------------------------------------------------------
1WI           Wells Fargo VT International Equity Fund                                             123,679             7.50
2WI                                                                                                144,006             7.50
----------------------------------------------------------------------------------------------------------------------------------
1SG           Wells Fargo VT Small Cap Growth Fund                                                 266,929             7.85
2SG                                                                                                247,010             7.85
----------------------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

Subaccount           Investment                                                              Purchases
-------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                 $   9,730,729
BC2                                                                                           9,345,485
-------------------------------------------------------------------------------------------------------
BD1                  AXP(R) Variable Portfolio - Bond Fund                                   74,378,460
BD2                                                                                          64,018,370
-------------------------------------------------------------------------------------------------------
CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                        6,123,203
CR2                                                                                           5,205,160
-------------------------------------------------------------------------------------------------------
CM1                  AXP(R) Variable Portfolio - Cash Management Fund                       136,036,279
CM2                                                                                         156,169,973
-------------------------------------------------------------------------------------------------------
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund              27,716,708
DE2                                                                                          32,691,012
-------------------------------------------------------------------------------------------------------
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                          734,933
EM2                                                                                             785,812
-------------------------------------------------------------------------------------------------------
ES1(1)               AXP(R) Variable Portfolio - Equity Select Fund                           2,269,769
ES2(1)                                                                                        2,330,770
-------------------------------------------------------------------------------------------------------
EI1                  AXP(R) Variable Portfolio - Extra Income Fund                           43,103,613
EI2                                                                                          30,829,441
-------------------------------------------------------------------------------------------------------
FI1                  AXP(R) Variable Portfolio - Federal Income Fund                         42,673,918
FI2                                                                                          45,602,214
-------------------------------------------------------------------------------------------------------
GB1                  AXP(R) Variable Portfolio - Global Bond Fund                            10,853,292
GB2                                                                                           8,794,757
-------------------------------------------------------------------------------------------------------
GR1                  AXP(R) Variable Portfolio - Growth Fund                                 23,721,644
GR2                                                                                          28,506,847
-------------------------------------------------------------------------------------------------------
IE1                  AXP(R) Variable Portfolio - International Fund                           7,743,252
IE2                                                                                           4,123,423
-------------------------------------------------------------------------------------------------------

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Subaccount    Investment                                                                         Purchases
------------------------------------------------------------------------------------------------------------
MF1           AXP(R) Variable Portfolio - Managed Fund                                         $16,647,377
MF2                                                                                             13,230,889
------------------------------------------------------------------------------------------------------------
ND1           AXP(R) Variable Portfolio - New Dimensions Fund(R)                                86,961,867
ND2                                                                                             95,031,149
------------------------------------------------------------------------------------------------------------
SV1(2)        AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          5,984,218
SV2(2)                                                                                           6,611,254
------------------------------------------------------------------------------------------------------------
IV1           AXP(R) Variable Portfolio - S&P 500 Index Fund                                    23,311,366
IV2                                                                                             22,126,125
------------------------------------------------------------------------------------------------------------
SC1           AXP(R) Variable Portfolio - Small Cap Advantage Fund                               9,164,777
SC2                                                                                              9,220,820
------------------------------------------------------------------------------------------------------------
ST1(3)        AXP(R) Variable Portfolio - Stock Fund                                               498,682
ST2(3)                                                                                             670,228
------------------------------------------------------------------------------------------------------------
SA1           AXP(R) Variable Portfolio - Strategy Aggressive Fund                              11,509,683
SA2                                                                                             14,080,627
------------------------------------------------------------------------------------------------------------

1AC(3)        AIM V.I. Capital Appreciation Fund, Series II Shares                               1,733,959
2AC(3)                                                                                           1,691,550
------------------------------------------------------------------------------------------------------------
1AD(3)        AIM V.I. Capital Development Fund, Series II Shares                                1,116,271
2AD(3)                                                                                           1,440,113

------------------------------------------------------------------------------------------------------------
1AB(3)        Alliance VP AllianceBernstein International Value Portfolio (Class B)                742,344
2AB(3)                                                                                             770,545
------------------------------------------------------------------------------------------------------------
1AL(3)        Alliance VP Growth and Income Portfolio (Class B)                                  4,097,929
2AL(3)                                                                                           5,263,485
------------------------------------------------------------------------------------------------------------
1AI(3)        American Century(R) VP International, Class II                                     1,776,574
2AI(3)                                                                                           1,800,917
------------------------------------------------------------------------------------------------------------
1AV(3)        American Century(R) VP Value, Class II                                             7,317,486
2AV(3)                                                                                           7,124,635
------------------------------------------------------------------------------------------------------------
1SR           Calvert Variable Series, Inc. Social Balanced Portfolio                            4,684,202
2SR                                                                                              3,292,743
------------------------------------------------------------------------------------------------------------

1CG(3)        Evergreen VA Capital Growth Fund - Class 2                                           961,191
2CG(3)                                                                                           1,472,741
------------------------------------------------------------------------------------------------------------
1FG(3)        Fidelity(R) VIP Growth & Income Portfolio Service Class 2                          8,040,053
2FG(3)                                                                                           6,128,895
------------------------------------------------------------------------------------------------------------
1FM(3)        Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  6,594,332
2FM(3)                                                                                           6,894,504
------------------------------------------------------------------------------------------------------------
1FO(3)        Fidelity(R) VIP Overseas Portfolio Service Class 2                                 2,017,485
2FO(3)                                                                                           1,991,368

------------------------------------------------------------------------------------------------------------
1RE           FTVIPT Franklin Real Estate Fund - Class 2                                        18,043,557
2RE                                                                                             23,412,180
------------------------------------------------------------------------------------------------------------
1SI           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          9,269,299
2SI           (previously FTVIPT Franklin Value Securities Fund - Class 2)                      10,879,115
------------------------------------------------------------------------------------------------------------
1MS(3)        FTVIPT Mutual Shares Securities Fund - Class 2                                     1,042,404
2MS(3)                                                                                             968,099
------------------------------------------------------------------------------------------------------------
1UE           Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       16,164,320
2UE                                                                                             17,171,862
------------------------------------------------------------------------------------------------------------
1MC           Goldman Sachs VIT Mid Cap Value Fund                                              20,870,617
2MC                                                                                             22,606,561
------------------------------------------------------------------------------------------------------------
1ID(3)        Invesco VIF - Dynamics Fund                                                        1,263,352
2ID(3)                                                                                           1,415,977
------------------------------------------------------------------------------------------------------------
1FS(3)        Invesco VIF - Financial Services Fund                                                877,503
2FS(3)                                                                                           1,026,773
------------------------------------------------------------------------------------------------------------
1TC(3)        Invesco VIF - Technology Fund                                                        779,285
2TC(3)                                                                                             417,800
------------------------------------------------------------------------------------------------------------
1TL(3)        Invesco VIF - Telecommunications Fund                                                496,666
2TL(3)                                                                                             326,267
------------------------------------------------------------------------------------------------------------
1GT           Janus Aspen Series Global Technology Portfolio: Service Shares                     6,942,376
2GT                                                                                              8,419,474
------------------------------------------------------------------------------------------------------------

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Subaccount           Investment                                                               Purchases
1IG                  Janus Aspen Series International Growth Portfolio: Service Shares        $  23,921,118
2IG                                                                                              23,598,573
-----------------------------------------------------------------------------------------------------------
1IP                  Lazard Retirement International Equity Portfolio                             7,273,820
2IP                                                                                               6,676,168
-----------------------------------------------------------------------------------------------------------
1MG                  MFS(R) Investors Growth Stock Series - Service Class                        22,122,737
2MG                                                                                              22,995,294
-----------------------------------------------------------------------------------------------------------
1MD                  MFS(R) New Discovery Series - Service Class                                 19,855,129
2MD                                                                                              19,940,318
-----------------------------------------------------------------------------------------------------------
1UT(3)               MFS(R) Utilities Series - Service Class                                      2,661,695
2UT(3)                                                                                            2,747,837
-----------------------------------------------------------------------------------------------------------
1PE(3)               Pioneer Equity Income VCT Portfolio - Class II Shares                        1,065,007
2PE(3)                                                                                            1,314,419
-----------------------------------------------------------------------------------------------------------
1EU(3)               Pioneer Europe VCT Portfolio - Class II Shares                                 148,658
2EU(3)                                                                                              115,572
-----------------------------------------------------------------------------------------------------------
1HS(3)               Putnam VT Health Sciences Fund - Class IB Shares                             1,712,019
2HS(3)                                                                                            2,107,867
-----------------------------------------------------------------------------------------------------------
1PI(3)               Putnam VT International Growth Fund - Class IB Shares                        2,046,664
2PI(3)                                                                                            2,318,634
-----------------------------------------------------------------------------------------------------------
1VS                  Putnam VT Vista Fund - Class IB Shares                                      31,154,568
2VS                                                                                              32,082,927
-----------------------------------------------------------------------------------------------------------
1SO(3)               Strong Opportunity Fund II - Advisor Class                                   3,961,868
2SO(3)                                                                                            3,868,892
-----------------------------------------------------------------------------------------------------------
1IT                  Wanger International Small Cap                                              16,288,871
2IT                                                                                              15,789,248
-----------------------------------------------------------------------------------------------------------
1SP                  Wanger U.S. Smaller Companies                                               18,136,144
2SP                   (previously Wanger U.S. Small Cap)                                         18,555,976
-----------------------------------------------------------------------------------------------------------
1AA(1)               Wells Fargo VT Asset Allocation Fund                                         3,199,606
2AA(1)                                                                                            3,754,382
-----------------------------------------------------------------------------------------------------------
1WI(1)               Wells Fargo VT International Equity Fund                                     1,017,127
2WI(1)                                                                                            1,187,676
-----------------------------------------------------------------------------------------------------------
1SG(1)               Wells Fargo VT Small Cap Growth Fund                                         1,939,776
2SG(1)                                                                                            2,160,538
-----------------------------------------------------------------------------------------------------------

(1) Operations commenced on May 1, 2001.

(2) Operations commenced on Aug. 14, 2001.

(3) Operations commenced on Aug. 13, 2001.

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                   BC1        BC2        BD1         BD2       CR1         CR2         CM1
                                -------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.98   $   0.99   $    1.06   $   1.06   $   0.93   $   0.93    $    1.06
---------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.81   $   0.82   $    1.13   $   1.13   $   0.76   $   0.76    $    1.09
Units (000s)                      49,897     41,083     106,760     83,968     26,779     26,327      265,455
Net assets (000s)               $ 40,748   $ 33,763   $ 120,835   $ 95,910   $ 20,374   $ 20,244    $ 289,729
---------------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.75%      0.75%       6.38%      6.38%      0.31%      0.30%        3.57%
Expense ratio(2)                   0.95%      0.75%       0.95%      0.75%      0.95%      0.75%        0.95%
Total return(3)                  (17.35%)   (17.17%)      6.60%      6.60%    (18.28%)   (18.28%)       2.83%
---------------------------------------------------------------------------------------------------------------


                                     CM2          DE1          DE2
                                  --------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    1.06     $   1.01    $   1.01
------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    1.09     $   1.02    $   1.02
Units (000s)                        243,870       41,299      43,328
Net assets (000s)                 $ 267,061     $ 42,181    $ 44,814
------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                   3.55%        1.26%       1.26%
Expense ratio(2)                       0.75%        0.95%       0.75%
Total return(3)                        2.83%        0.99%       0.99%
------------------------------------------------------------------------

                                   EM1         EM2        ES1(4)       ES2(4)        EI1         EI2
                                -----------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.74     $   0.74    $     --     $     --    $   0.91    $   0.91
-------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.72     $   0.72    $   0.99     $   1.00    $   0.94    $   0.95
Units (000s)                       1,542        1,789       2,238        2,489      88,813      58,348
Net assets (000s)               $  1,108     $  1,291    $  2,224     $  2,477    $ 84,017    $ 55,486
-------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.02%        0.02%         --           --       10.93%      10.92%
Expense ratio(2)                    0.95%        0.75%       0.95%        0.75%       0.95%       0.75%
Total return(3)                    (2.70%)      (2.70%)     (1.00%)       0.00%       3.30%       4.40%
-------------------------------------------------------------------------------------------------------

                                     FI1       FI2        GB1         GB2
                                  -------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $   1.08   $   1.08   $   1.02    $   1.03
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $   1.13   $   1.14   $   1.03    $   1.03
Units (000s)                        56,966     50,510     23,970      16,572
Net assets (000s)                 $ 64,826   $ 57,952   $ 24,619    $ 17,099
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  4.55%      4.52%      3.58%       3.62%
Expense ratio(2)                      0.95%      0.75%      0.95%       0.75%
Total return(3)                       4.63%      5.56%      0.98%       0.00%
-----------------------------------------------------------------------------

                                   GR1          GR2        IE1          IE2          MF1         MF2
                                -----------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.94     $    0.95  $     0.95    $   0.95     $   1.05   $   1.05
-------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.64     $    0.65  $     0.67    $   0.67     $   0.93   $   0.94
Units (000s)                     130,764       129,186      18,664      15,821       53,096     37,760
Net assets (000s)               $ 84,435     $  83,920  $   12,551    $ 10,653     $ 49,925   $ 35,997
-------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --            --        1.23%       1.23%        2.53%      2.53%
Expense ratio(2)                    0.95%         0.75%       0.95%       0.75%        0.95%      0.75%
Total return(3)                   (31.91%)      (31.58%)    (29.47%)    (29.47%)     (11.43%)   (10.48%)
-------------------------------------------------------------------------------------------------------

                                   ND1        ND2          SV1(5)      SV2(5)
                                ----------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $    1.07  $     1.07    $     --     $     --
------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $    0.88  $     0.89    $   1.07     $   1.07
Units (000s)                      307,320     276,054       6,314        6,885
Net assets (000s)               $ 272,882  $  246,108    $  6,763     $  7,380
------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                 0.23%       0.24%         --           --
Expense ratio(2)                     0.95%       0.75%       0.95%        0.75%
Total return(3)                    (17.76%)    (16.82%)      7.00%        7.00%
------------------------------------------------------------------------------

                                   IV1        IV2          SC1           SC2        ST1(6)       ST2(6)
                                -------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $    0.91  $     0.91    $   1.16     $   1.16    $      --     $    --
---------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $    0.79  $     0.79    $   1.07     $   1.08    $    0.96     $  0.97
Units (000s)                       40,575      35,957      24,346       22,792          517         628
Net assets (000s)               $  32,012  $   28,329    $ 26,157     $ 24,594    $     499     $   606
---------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.91%        0.93%         --           --         0.16%       0.13%
Expense ratio(2)                    0.95%        0.75%       0.95%        0.75%        0.95%       0.75%
Total return(3)                   (13.19%)     (13.19%)     (7.76%)      (6.90%)      (4.00%)     (3.00%)
---------------------------------------------------------------------------------------------------------

                                   SA1           SA2         1AC(6)      2AC(6)
                                 ------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $    1.21    $    1.22    $     --    $      --
---------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $    0.81    $    0.81    $   0.98    $    0.98
Units (000s)                        65,574       58,748       1,711        1,710
Net assets (000s)                $  53,045    $  47,765    $  1,670    $   1,670
---------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  0.21%        0.21%         --           --
Expense ratio(2)                      0.95%        0.75%       0.95%        0.75%
Total return(3)                     (33.06%)     (33.61%)     (2.00%)      (2.00%)
---------------------------------------------------------------------------------

                                   1AD(6)       2AD(6)      1AB(6)       2AB(6)       1AL(6)      2AL(6)
                                 ------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $      --    $      --    $     --    $      --     $     --    $    --
---------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $    0.98    $    0.98    $   0.98    $    0.98     $   0.96    $  0.96
Units (000s)                         1,224        1,459         790          805        4,363      5,550
Net assets (000s)                $   1,202    $   1,433    $    771    $     787     $  4,225    $ 5,366
---------------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                    --           --          --           --           --         --
Expense ratio(2)                      0.95%        0.75%       0.95%        0.75%        0.95%      0.75%
Total return(3)                      (2.00%)      (2.00%)     (2.00%)      (2.00%)      (4.00%)    (4.00%)
---------------------------------------------------------------------------------------------------------

                                 1AI(6)     2AI(6)     1AV(6)    2AV(6)
                                ----------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $    --    $    --    $    --   $     --
------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $  0.93    $  0.93    $  1.04   $   1.04
Units (000s)                      1,927      1,950      7,298      7,356
Net assets (000s)               $ 1,797    $ 1,817    $ 7,740   $  7,632
------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                 --         --         --         --
Expense ratio(2)                   0.95%      0.75%      0.95%      0.75%
Total return(3)                   (7.00%)    (7.00%)     4.00%      4.00%
------------------------------------------------------------------------

                                  1SR        2SR         1CG(6)      2CG(6)     1FG(6)     2FG(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   0.96    $   0.96    $     --    $     --    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.89    $   0.89    $   0.95    $   0.95    $  1.00    $  1.00
Units (000s)                      6,090       4,490       1,015       1,570      8,177      6,363
Net assets (000s)              $  5,404    $  3,997    $    964    $  1,493    $ 8,323    $ 6,354
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               5.84%       5.83%         --          --         --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (7.29%)     (7.29%)     (5.00%)     (5.00%)     0.00%      0.00%
--------------------------------------------------------------------------------------------------

                                 1FM(6)      2FM(6)      1FO(6)      2FO(6)
                                --------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $     --    $     --
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   1.04    $   1.04    $   0.94    $   0.95
Units (000s)                       6,689       6,903       2,157       2,147
Net assets (000s)               $  6,950    $  7,246    $  2,036    $  2,029
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                     4.00%       4.00%      (6.00%)     (5.00%)
-----------------------------------------------------------------------------

                                  1RE        2RE         1SI         2SI        1MS(6)     2MS(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   1.25    $   1.25    $   1.19    $   1.19    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   1.33    $   1.34    $   1.34    $   1.35    $  0.96    $  0.97
Units (000s)                     19,803      24,477       9,584      10,800      1,114        942
Net assets (000s)              $ 26,464    $ 32,992    $ 12,869    $ 14,608    $ 1,075    $   910
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               3.69%       3.61%       0.36%       0.38%        --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                    6.40%       7.20%      12.61%      13.45%     (4.00%)    (3.00%)
--------------------------------------------------------------------------------------------------

                                 1UE         2UE         1MC        2MC
                               ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   0.99    $   0.99    $   1.23    $   1.23
----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.86    $   0.86    $   1.37    $   1.37
Units (000s)                     71,185      60,343      24,711      23,748
Net assets (000s)              $ 61,361    $ 52,275    $ 33,836    $ 32,637
----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.48%       0.50%       1.38%       1.51%
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%
Total return(3)                  (13.13%)    (13.13%)     11.38%      11.38%
----------------------------------------------------------------------------

                                 1ID(6)     2ID(6)      1FS(6)       2FS(6)     1TC(6)     2TC(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $     --    $     --    $     --    $     --    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.96    $   0.96    $   0.96    $   0.97    $  0.91    $  0.91
Units (000s)                      1,426       1,550         901       1,081        911        490
Net assets (000s)              $  1,369    $  1,503    $    869    $  1,044    $   828    $   445
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                 --          --          --          --         --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (4.00%)     (4.00%)     (4.00%)     (3.00%)    (9.00%)    (9.00%)
--------------------------------------------------------------------------------------------------

                                 1TL(6)      2TL(6)       1GT        2GT
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $   0.68    $   0.68
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.84    $   0.84    $   0.42    $   0.43
Units (000s)                         614         404      34,050      34,767
Net assets (000s)               $    516    $    340    $ 14,436    $ 14,784
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --        0.67%       0.67%
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                   (16.00%)    (16.00%)    (38.24%)    (36.76%)
-----------------------------------------------------------------------------

                                 1IG          2IG        1IP         2IP         1MG       2MG
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $   0.80    $   0.80    $   0.96    $   0.96    $  0.90    $  0.91
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.61    $   0.61    $   0.72    $   0.72    $  0.67    $  0.68
Units (000s)                     64,147      60,527      19,727      15,860     51,051     50,212
Net assets (000s)              $ 38,965    $ 36,904    $ 14,292    $ 11,605    $34,387    $34,000
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.75%       0.76%       0.01%       0.01%      0.06%      0.06%
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                  (23.75%)    (23.75%)    (25.00%)    (25.00%)   (25.56%)   (25.27%)
--------------------------------------------------------------------------------------------------

                                  1MD         2MD        1UT(6)      2UT(6)
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $   0.96    $   0.96    $     --    $     --
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.90    $   0.90    $   0.89    $   0.89
Units (000s)                      36,822      34,072       2,778       2,997
Net assets (000s)               $ 33,044    $ 30,682    $  2,513      $2,672
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --          --          --
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                    (6.25%)     (6.25%)    (11.00%)    (11.00%)
-----------------------------------------------------------------------------

                                1PE(6)      2PE(6)      1EU(6)      2EU(6)      1HS(6)     2HS(6)
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $     --    $     --    $     --    $     --    $    --    $    --
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.97    $   0.98    $   0.98    $   0.98    $  0.98    $  0.98
Units (000s)                      1,106       1,316         143         121      1,743      2,137
Net assets (000s)              $  1,078    $  1,284    $    140    $    118    $ 1,710    $ 2,098
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.36%       0.34%         --          --         --         --
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (3.00%)     (2.00%)     (2.00%)     (2.00%)    (2.00%)    (2.00%)
--------------------------------------------------------------------------------------------------

                                 1PI(6)      2PI(6)       1VS         2VS
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $   1.29    $   1.29
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.96    $   0.96    $   0.85    $   0.85
Units (000s)                       2,180       2,460      87,722      74,819
Net assets (000s)               $  2,092    $  2,363    $ 74,483    $ 63,852
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                  --          --          --          --
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                    (4.00%)     (4.00%)    (34.11%)    (34.11%)
-----------------------------------------------------------------------------

                                1SO(6)      2SO(6)       1IT         2IT        1SP        2SP
                               -------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value        $     --    $     --    $   1.08    $   1.08    $  1.05    $  1.05
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value        $   0.99    $   0.99    $   0.84    $   0.85    $  1.15    $  1.16
Units (000s)                      3,747       3,701      30,297      27,818     46,456     40,791
Net assets (000s)              $  3,712    $  3,672    $ 25,663    $ 23,628    $53,763    $47,364
--------------------------------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)               0.34%       0.38%         --          --       0.06%      0.06%
Expense ratio(2)                   0.95%       0.75%       0.95%       0.75%      0.95%      0.75%
Total return(3)                   (1.00%)     (1.00%)    (22.22%)    (21.30%)     9.52%     10.48%
--------------------------------------------------------------------------------------------------

                                 1AA(4)      2AA(4)      1WI(4)      2WI(4)
                                ---------------------------------------------
AT DEC. 31, 2000
Accumulation unit value         $     --    $     --    $     --    $     --
-----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value         $   0.97    $   0.97    $   0.90    $   0.90
Units (000s)                       3,224       3,799       1,031       1,200
Net assets (000s)               $  3,120    $  3,682    $    928    $  1,080
-----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                0.94%       0.95%       0.01%       0.01%
Expense ratio(2)                    0.95%       0.75%       0.95%       0.75%
Total return(3)                    (3.00%)     (3.00%)    (10.00%)    (10.00%)
-----------------------------------------------------------------------------

                                                        1SG(4)       2SG(4)
                                                       ---------------------
AT DEC. 31, 2000
Accumulation unit value                                $     --    $     --
----------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                $   0.94    $   0.94
Units (000s)                                              2,230       2,060
Net assets (000s)                                      $  2,095    $  1,939
----------------------------------------------------------------------------
FOR YEAR ENDED DEC. 31, 2001
Investment income(1)                                         --          --
Expense ratio(2)                                           0.95%       0.75%
Total return(3)                                           (6.00%)     (6.00%)
----------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net Assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on May 1, 2001.

(5)  Operations commenced on Aug. 14, 2001.

(6)  Operations commenced on Aug. 13, 2001.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                             S-6406-20 E (10/02)

PART C.

Item 24. Financial Statements and Exhibits

(a) The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Advantage(SM) Variable Annuity including:

      Report of Independent Auditors dated March 22, 2002.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Advantage (SM) Variable Annuity/ Retirement Advisor Select Variable Annuity including:

      Report of Independent Auditors dated Jan. 28, 2002.
      Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
      Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001, 2000 and 1999.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
      Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.3(b) Copy of Amendment dated January 1, 2002 to Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.4(b) Copy of Amendment No.1 dated April 30, 1999 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference

8.4(c) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.5(a) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.5(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(e)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
         Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(e) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(f)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
         Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(g) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(b) to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10(c)  Copy of Amendment to Participation Agreement dated February 13,
         2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(b) Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12(c)  Copy of Amendment dated February 13, 2002 to Participation
         Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.13(a) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.13(b) Copy of Amendment dated February 13, 2002 to Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed electronically as
         Exhibit 8.13(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14(a) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.14(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

8.14(c) Copy of Amendment 2 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as Exhibit 8.14(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16      Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
          Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.18(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.18(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among Wells Fargo Variable Trust and IDS Life
          Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.       Consent of Independent Auditors is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.       Not applicable.

15. Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address*               Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                                                                 Director and Executive Vice President
                                                                                - Annuities

Timothy V. Bechtold                                                             Director and President


Barbara H. Fraser                                                               Vice President - Variable Assets


Lorraine R. Hart                                                                Vice President, Investments


Eric L. Marhoun                                                                 Vice President, Assistant General
                                                                                Counsel and Assistant Secretary

Timothy S. Meehan                                                               Secretary


Mary Ellyn Minenko                                                              Vice President, Assistant General
                                                                                Counsel and Assistant Secretary

Barry J. Murphy                                                                 Director


Teresa J. Rasmussen                                                             Vice President and General Counsel


Stephen W. Roszell                                                              Director


Bridget Sperl                                                                   Executive Vice President - Client
                                                                                Service

John T. Sweeney                                                                 Director and Executive Vice President - Finance


Philip C. Wentzel                                                               Vice President and Controller


David L. Yowan                        40 Wall Street                            Vice President, Treasurer and
                                      19th Floor                                Assistant Secretary
                                      New York, NY 10004

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware


Item 27. Number of Contract owners

          As of Sept. 30, 2002, there were 151,923 non-qualified contract owners and 188,121 qualified contract owners in the IDS Life Variable
          Account 10.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     C. Nikol Davis                        Assistant Secretary

     Barbara H. Fraser                     Vice President - Variable Assets

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President and General Counsel

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Philip C. Wentzel                     Vice President and Controller

     David L. Yowan                        Vice President, Treasurer and
     40 Wall Street                        Assistant Secretary
     New York, NY  10004

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $41,792,624            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 7th day of October, 2002.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of October, 2002.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan*                   Secretary
-----------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                 Vice President and General
------------------------------------      Counsel
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                  Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                     Director and Executive
------------------------------------      Vice President - Finance
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*    Signed   pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated by reference.




/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The Prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.